UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                     811-21475

                             RBC Funds Trust

(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300

                                     Minneapolis, MN 55402-1240

(Address of principal executive offices) (Zip code)

Lee Thoresen, Esq.

RBC Plaza

60 South Sixth Street

                                     Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 313-1341

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

	RBC Funds
About Your Semi Annual Report

This semi annual report includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various Russell equity indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Funds’ prospectus for further detail as to your Funds’ investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

Table of
Contents	Equity Portfolio Managers	1
	Performance Summary	3
	RBC SMID Cap Growth Fund	8
	RBC Enterprise Fund	9
	RBC Small Cap Core Fund	10
	RBC Microcap Value Fund	11
	RBC Mid Cap Value Fund	12
	Schedules of Portfolio Investments	13
	Financial Statements
	- Statements of Assets and Liabilities	36
	- Statements of Operations	38
	- Statements of Changes in Net Assets	39
	Financial Highlights	44
	Notes to Financial Statements	54
	Share Class Information	64
	Supplemental Information	65

EQUITY PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of the RBC Equity Funds, with no individual team member being solely responsible for the investment decisions.

Lance F. James

Managing Director, Senior Portfolio Manager

Lance James is responsible for portfolio management of the RBC Small Cap Core Fund, RBC Enterprise Fund, and RBC Microcap Value Fund. He is also co-manager of RBC Mid Cap Value Fund. Prior to joining RBC GAM (US) in 2006, Lance was an equity analyst and portfolio manager for OFI Institutional and Babson Capital Management, affiliated companies of Mass Mutual Life Insurance Company. During his tenure he served as head of the firm’s small/mid cap value investment team. Prior to joining Babson Capital in 1986, Lance worked at Rockwell International Corporation, EBF Associates of Boston and Hewitt Associates. Lance began his career in the investment industry in 1980. He received an AB in Economics from Princeton University and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

Lance F. James

George Prince

Vice President, Portfolio Manager, Senior Equity Analyst

George Prince serves as the co-portfolio manager for the RBC Enterprise Fund. George also provides research support for the RBC Small Cap Core Fund. He joined RBC GAM (US) in 2006 from Eagle Asset Management, where he was a senior equity analyst. Prior to his experience at Eagle Asset Management, George was an analyst at Babson Capital Management. George also has a great deal of entrepreneurial experience and founded SignStorey, a leader in place-based digital communications in retail stores and co-founded Cutting Edge Inc., a global CAD-CAM technology company. George has over 12 years of investment industry experience. He received a BA from Yale University.

George Prince

Kenneth A. Tyszko, CPA, CFA

Managing Director, Senior Portfolio Manager

Ken Tyszko is responsible for portfolio management of the RBC SMID Cap Growth Fund, and is responsible for Small Cap Growth and SMID Cap Growth research and portfolio management at RBC GAM (US). Ken has been in the investment industry since 1984 and has been managing small cap growth and SMID cap growth portfolios since 1988. He joined RBC GAM (US) in 2001. Ken previously served as a portfolio manager for Oberweis Asset Management, ABN AMRO Asset Management (USA) Inc., ABN AMRO Incorporated, and Sears Investment Management Company. His background also includes experience at Main Hurdman, an international accounting and consulting firm. Ken earned a BS in Accountancy from the University of Illinois. He is a CFA charterholder. Ken is a member of the Illinois CPA Society, the CFA Society of Chicago, and the CFA Institute. He has been a guest on Bloomberg Television, Bloomberg Radio, CNBC, and WebFN.

Kenneth A. Tyszko, CPA, CFA

EQUITY PORTFOLIO MANAGERS

Stephen E. Kylander

Stephen E. Kylander

Vice President, Senior Portfolio Manager

Steve Kylander is responsible for portfolio management of the RBC Mid Cap Value Fund. Prior to joining RBC GAM (US) in 2006, he was a portfolio manager and research analyst for Babson Capital Management. Steve’s previous experience also includes strategy consulting, mergers and acquisitions work and investment banking for L.E.K. Consulting, The Yarmouth Group, and First Boston Corporation. He began working in the investment industry in 1986. Steve earned a BA from Dartmouth College and an MBA from Harvard Business School.

PERFORMANCE SUMMARY

Average Annual Total Returns as of March 31, 2012 (Unaudited)

RBC SMID Cap Growth Fund (a)

	1 Year	3 Year	5 Year	10 Year	Since Inception(b)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)

Class A
- Including Maximum Sales Charge of 5.75%	1.12%	24.82%	3.39%	4.42%	10.66%
- At Net Asset Value	7.27%	27.33%	4.62%	5.04%	10.97%	1.35%	1.61%

Class C (c)
- Including Contingent Deferred Sales Charge of 1.00%	5.52%	26.33%	3.83%	4.25%	10.15%
- At Net Asset Value	6.52%	26.33%	3.83%	4.25%	10.15%	2.09%	2.36%

Class I	7.51%	27.64%	4.89%	5.30%	11.30%	1.10%	1.35%

Class S (d)	7.51%	27.64%	4.88%	5.30%	11.30%	1.10%	1.35%

Russell 2500
Growth Index*	2.70%	29.86%	4.90%	6.99%	9.82%

Russell Midcap
Growth Index*	4.43%	29.16%	4.44%	6.92%	10.33%

RBC Enterprise Fund (e)

	1 Year	3 Year	5 Year	10 Year	Since Inception(f)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)

Class A (g)
- Including Maximum Sales Charge of 5.75%	(2.11)%	24.93%	(1.16)%	5.16%	10.16%
- At Net Asset Value	3.86%	27.43%	0.02%	5.78%	10.39%	1.33%	1.57%

Class C (g)
- Including Contingent Deferred Sales Charge of 1.00%	2.05%	26.43%	(0.73)%	4.98%	9.56%
- At Net Asset Value	3.05%	26.43%	(0.73)%	4.98%	9.56%	2.08%	2.32%

Class I (h)	4.06%	27.70%	0.25%	6.04%	10.66%	1.08%	1.29%

Class S	4.12%	27.75%	0.26%	6.04%	10.66%	1.08%	1.32%

Russell 2000 Index*	(0.18)%	26.90%	2.13%	6.45%	8.95%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes beginning on page 5.

PERFORMANCE SUMMARY

RBC Small Cap Core Fund (i)

	1 Year	3 Year	5 Year	10 Year	Since Inception(j)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)

Class A (g)
- Including Maximum Sales Charge of 5.75%	(3.88)%	30.27%	2.53%	6.82%	9.88%
- At Net Asset Value	1.98%	32.87%	3.75%	7.46%	10.19%	1.30%	1.80%

Class C (g)
- Including Contingent Deferred Sales Charge of 1.00%	0.32%	31.90%	3.05%	6.69%	9.39%
- At Net Asset Value	1.27%	31.90%	3.05%	6.69%	9.39%	2.05%	2.56%

Class S	2.25%	33.20%	4.08%	7.75%	10.48%	1.05%	1.54%

Russell 2000
Index*	(0.18)%	26.90%	2.13%	6.45%	9.38%

RBC Microcap Value Fund (k)

	1 Year	3 Year	5 Year	10 Year	Since Inception(l)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)

Class A (g)
- Including Maximum Sales Charge of 5.75%	(2.21)%	25.83%	(2.02)%	5.96%	8.41%
- At Net Asset Value	3.74%	28.32%	(0.85)%	6.59%	8.67%	1.32%	1.60%

Class C (g)
- Including Contingent Deferred Sales Charge of 1.00%	1.96%	27.35%	(1.60)%	5.80%	7.86%
- At Net Asset Value	2.96%	27.35%	(1.60)%	5.80%	7.86%	2.07%	2.35%

Class S	4.00%	28.64%	(0.60)%	6.86%	8.94%	1.07%	1.35%

Russell 2000
Value Index*	(1.07)%	25.36%	0.01%	6.59%	9.72%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes beginning on page 5.

PERFORMANCE SUMMARY

RBC Mid Cap Value Fund

	1 Year	Since Inception(m)	Net Expense Ratio(1)(2)	Gross Expense Ratio(1)(2)
Class I
- At Net Asset Value	3.28%	16.34%	0.90%	5.59%

Russell MidCap Value Index*	2.28%	15.09%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(1) The Funds’ expenses reflect the most recent fiscal year-end (September 30, 2011).

(2) The Adviser has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2013.

*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(a)	The performance in the table for the period from June 1, 1994 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by RBC GAM (US) (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(b)	The since inception date (commencement of operations) of the Fund is December 31, 1990.

(c)	The inception date for Class C Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class A Shares of the Fund, adjusted to reflect the fees and expenses of Class C Shares, as applicable (and where applicable, the maximum sales charges of the Class C Shares).

(d)	The inception date for Class S Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class I Shares of the Fund, adjusted to reflect the fees and expenses of Class S Shares.

(e)	The performance in the table for the period from December 2, 1983 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(f)	The since inception date (commencement of operations) of the Fund is December 2, 1983. The performance of the index since inception of the Fund is calculated from November 30, 1983.

(g)	The inception date for Class A and Class C Shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class A and Class C Shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C Shares).

PERFORMANCE SUMMARY

(h)	The inception date for Class I Shares of the Fund is September 30, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S Shares of the Fund, adjusted to reflect the fees and expenses of Class I Shares, as applicable.

(i)	The performance in the table for the period from August 5, 1991 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(j)	The since inception date (commencement of operations) of the Fund is August 5, 1991. The performance of the index since inception of the Fund is calculated from July 31, 1991.

(k)	The performance in the table for the period from September 10, 1987 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(l)	The since inception date (commencement of operations) of the Fund is September 10, 1987. The performance of the index since inception of the Fund is calculated from August 31, 1987.

(m)	The since inception date (commencement of operations) of the Fund is December 31, 2009. The performance of the index since inception of the Fund is calculated from December 31, 2009.

The Russell 2500 Growth Index is an unmanaged index that measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000 Index is an unmanaged index that measures the performance of approximately 2,000 of the smallest securities in the Russell 3000 Index based on a combination of their market cap and current index membership.

The Russell Midcap Value Index is an unmanaged, market-weighted total return index that tracks the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth rates.

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Microcap Index is an unmanaged index that measures the performance of 1000 of the smallest securities in the Russell 2000 Index based on a combination of their market cap and current index membership.

This Page Intentionally Left Blank

	FUND STATISTICS (UNAUDITED)

	RBC SMID Cap Growth Fund
Investment Objective	Long-term capital appreciation.
Benchmark	Russell Midcap Growth Index and Russell 2500 Growth Index
Asset Allocation (as of 3/31/12) (% of fund’s investments) & Top Five Industries (as of 3/31/12) (% of fund’s net assets)

Top Ten Holdings (as of 3/31/12) (% of fund’s net assets)	Tractor Supply Co.	3.50%	Fossil, Inc.	2.24%
	Ross Stores, Inc.	2.59%	LKQ Corp.	2.02%
	Pricesmart, Inc.	2.48%	AMETEK, Inc.	1.90%
	Catalyst Health Solutions, Inc.	2.32%	Cerner Corp.	1.83%
	Airgas, Inc.	2.32%	Roper Industries, Inc.	1.76%
	*A listing of all portfolio holdings can be found beginning on page 13.
Growth of $10,000 Initial Investment Over 10 Years

	The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class S shares. The performance of the Fund for the period from September 30, 2001 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)

RBC Enterprise Fund
Long-term growth of capital.				Investment Objective
Russell 2000 Index				Benchmark
				Asset Allocation (as of 3/31/12) (% of fund’s investments) & Top Five Industries (as of 3/31/12) (% of fund’s net assets)

Universal Electronics, Inc.	3.99%	Acacia Research Corp.	3.60%	Top Ten Holdings (as of 3/31/12) (% of fund’s net assets)
Benihana, Inc.	3.97%	Tyler Technologies, Inc.	3.31%
Universal Stainless & Alloy	3.92%	Columbus McKinnon Corp.	2.97%
AZZ, Inc.	3.72%	Tessco Technologies, Inc.	2.93%
Steinway Musical Instruments, Inc.	3.71%	Compass Diversified Holdings	2.90%
*A listing of all portfolio holdings can be found beginning on page 16.
				Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class S shares. The performance of the Fund for the period from September 30, 2001 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

	FUND STATISTICS (UNAUDITED)

	RBC Small Cap Core Fund
Investment Objective	Long-term growth of capital and income.
Benchmark	Russell 2000 Index
Asset Allocation (as of 3/31/12) (% of fund’s investments) & Top Five Industries (as of 3/31/12) (% of fund’s net assets)

Top Ten Holdings (as of 3/31/12) (% of fund’s net assets)	Universal Stainless & Alloy	3.70%	Compass Diversified Holdings	2.48%
	Gardner Denver, Inc.	2.77%	Universal Electronics, Inc.	2.34%
	Acacia Research Corp.	2.73%	ACCO Brands Corp.	2.26%
	Steinway Musical Instruments, Inc.	2.61%	Xyratex Ltd.	2.24%
	AZZ, Inc.	2.49%	Ares Capital Corp.	2.16%
	*A listing of all portfolio holdings can be found beginning on page 19.
Growth of $10,000 Initial Investment Over 10 Years
	The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class S shares. The performance of the Fund for the period from September 30, 2001 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

FUND STATISTICS (UNAUDITED)

RBC Microcap Value Fund
Long-term growth of capital.				Investment Objective
Russell 2000 Value Index				Benchmark
				Asset Allocation (as of 3/31/12) (% of fund’s investments) & Top Five Industries (as of 3/31/12) (% of fund’s net assets)

Cantel Medical Corp.	0.81%	Adams Golf, Inc.	0.66%	Top Ten Holdings (as of 3/31/12) (% of fund’s net assets)
On Assignment, Inc.	0.75%	Benihana, Inc.	0.64%
SureWest Communications	0.71%	Tessco Technologies, Inc.	0.61%
Arctic Cat, Inc.	0.69%	Alere, Inc.	0.57%
Insight Enterprises, Inc.	0.69%	Allied Motion Technologies, Inc.	0.56%
*A listing of all portfolio holdings can be found beginning on page 22.

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class S shares. The performance of the Fund for the period from September 30, 2001 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

				Growth of $10,000 Initial Investment Over 10 Years

	FUND STATISTICS (UNAUDITED)
	RBC Mid Cap Value Fund
Investment Objective	Long-term capital appreciation.
Benchmark	Russell Midcap Value Index
Asset Allocation (as of 3/31/12) (% of fund’s investments) & Top Five Industries (as of 3/31/12) (% of fund’s net assets)

Top Ten Holdings (as of 3/31/12) (% of fund’s net assets)	Dana Holding Corp.	3.93%	Crown Holdings, Inc.	2.53%
	KKR Financial Holdings LLC	3.77%	Gardner Denver, Inc.	2.46%
	Jarden Corp.	3.08%	Mylan, Inc.	2.42%
	Schweitzer-Mauduit	3.00%	Edison International	2.41%
	International, Inc.		Fifth Third Bancorp	2.37%
	Ashland, Inc.	2.87%
	*A listing of all portfolio holdings can be found beginning on page 33.
Growth of $10,000 Initial Investment Since Inception (12/30/09)

	The graph reflects an initial investment of $10,000 over the period from December 30, 2009 to March 31, 2012 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

March 31, 2012 (Unaudited)

Shares		Value
Common Stocks — 98.49%
Consumer Discretionary — 14.35%
11,700	Fossil, Inc.*	$ 1,544,166
16,000	Guess?, Inc.	500,000
44,660	LKQ Corp.*	1,392,052
18,000	Monro Muffler Brake, Inc.	746,820
7,100	Panera Bread Co., Class A*	1,142,532
30,800	Ross Stores, Inc.	1,789,480
26,700	Tractor Supply Co.	2,417,952
16,000	WMS Industries, Inc.*	379,680

		9,912,682

Consumer Staples — 6.06%
16,000	Church & Dwight Co., Inc.	787,040
23,500	Pricesmart, Inc.	1,711,035
8,000	Ralcorp Holdings, Inc.*	592,720
23,500	United Natural Foods, Inc.*	1,096,510

		4,187,305

Energy — 6.22%
12,100	Dril-Quip, Inc.*	786,742
17,600	Gulfport Energy Corp.*	512,512
22,580	Oceaneering International, Inc.	1,216,836
13,700	Oil States International, Inc.*	1,069,422
16,600	Unit Corp.*	709,816

		4,295,328

Financials — 5.98%
17,300	Eaton Vance Corp.	494,434
14,400	Federated Investors, Inc., Class B	322,704
18,700	First Cash Financial Services, Inc.*	802,043
26,400	HCC Insurance Holdings, Inc.	822,888
27,000	Raymond James Financial, Inc.	986,310
31,500	Tower Group, Inc.	706,545

		4,134,924

Health Care — 22.34%
44,300	Bruker Corp.*	678,233
25,200	Catalyst Health Solutions, Inc.*	1,605,996
20,600	Cepheid, Inc.*	861,698
16,600	Cerner Corp.*	1,264,256
9,700	Charles River Laboratories International, Inc.*	350,073
8,000	Edwards Lifesciences Corp.*	581,840
10,300	Gen-Probe, Inc.*	684,023
14,600	Henry Schein, Inc.*	1,104,928
11,800	IDEXX Laboratories, Inc.*	1,031,910

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2012 (Unaudited)

Shares		Value
12,400	Integra LifeSciences Holdings Corp.*	$ 430,156
6,200	Laboratory Corp of America Holdings*	567,548
5,500	Mettler-Toledo International, Inc.*	1,016,125
10,600	MWI Veterinary Supply, Inc.*	932,800
17,000	NuVasive, Inc.*	286,280
22,600	PAREXEL International Corp.*	609,522
8,900	Perrigo Co.	919,459
8,000	Varian Medical Systems, Inc.*	551,680
21,800	Volcano Corp.*	618,030
9,700	Waters Corp.*	898,802
10,300	West Pharmaceutical Services, Inc.	438,059

		15,431,418

Industrials — 18.45%
8,000	Alliant Techsystems, Inc.	400,960
27,000	AMETEK, Inc.	1,309,770
26,040	Donaldson Co., Inc.	930,409
12,080	Expeditors International of Washington, Inc.	561,841
6,400	Flowserve Corp.	739,264
9,340	Huron Consulting Group, Inc.*	350,811
13,400	Jacobs Engineering Group, Inc.*	594,558
12,500	Landstar System, Inc.	721,500
14,300	MSC Industrial Direct Co., Class A	1,190,904
14,600	Polypore International, Inc.*	513,336
12,290	Roper Industries, Inc.	1,218,676
11,100	Stericycle, Inc.*	928,404
12,200	Teledyne Technologies, Inc.*	769,210
14,200	Towers Watson & Co., Class A	938,194
18,500	Waste Connections, Inc.	601,805
22,900	Woodward, Inc.	980,807

		12,750,449

Information Technology — 18.30%
12,520	ANSYS, Inc.*	814,051
22,010	Autodesk, Inc.*	931,463
11,800	Comtech Telecommunications Corp.	384,444
20,000	Digital River, Inc.*	374,200
11,840	Dolby Laboratories, Inc., Class A*	450,631
8,700	F5 Networks, Inc.*	1,174,152
18,700	Global Payments, Inc.(a)	888,250
17,400	Informatica Corp.*	920,460
8,100	Mantech International Corp., Class A	279,126
20,050	Microchip Technology, Inc.	745,860
20,700	MICROS Systems, Inc.*	1,144,503
21,750	National Instruments Corp.	620,310
14,300	Open Text Corp.*	874,445
20,000	Plexus Corp.*	699,800
26,600	Riverbed Technology, Inc.*	746,928

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2012 (Unaudited)

Shares		Value
20,000	Synopsys, Inc.*	$ 613,200
13,400	Ultimate Software Group, Inc.*	981,952

		12,643,775

Materials — 6.79%
18,000	Airgas, Inc.	1,601,460
17,500	AptarGroup, Inc.	958,475
19,700	Balchem Corp.	595,925
12,200	Reliance Steel & Aluminum Co.	689,056
11,600	Sigma-Aldrich Corp.	847,496

		4,692,412

Total Common Stocks		68,048,293

(Cost $44,441,065)
Investment Company — 1.81%
1,251,315	JPMorgan Prime Money Market Fund	1,251,315

Total Investment Company		1,251,315

(Cost $1,251,315)

Total Investments		$ 69,299,608
(Cost $45,692,380)(b) — 100.30%

Liabilities in excess of other assets — (0.30)%		(210,307)

NET ASSETS — 100.00%		$ 69,089,301

*	Non-income producing security.
(a)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(b)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

March 31, 2012 (Unaudited)

Shares		Value
Common Stocks — 98.53%
Consumer Discretionary — 21.22%
330,878	Benihana, Inc.	$ 4,317,958
41,400	Books-A-Million, Inc.	132,480
917,773	Casual Male Retail Group, Inc.*	3,083,717
122,438	Delta Apparel, Inc.*	2,011,656
72,700	Grand Canyon Education, Inc.*	1,291,152
52,530	Mac-Gray Corp.	794,779
250,900	RG Barry Corp.	3,060,980
161,233	Steinway Musical Instruments, Inc.*	4,030,825
216,700	Universal Electronics, Inc.*	4,329,666

		23,053,213

Energy — 6.04%
44,000	GeoResources, Inc.*	1,440,560
102,400	Gulfport Energy Corp.*	2,981,888
20,254	OYO Geospace Corp.*	2,133,354

		6,555,802

Financials — 13.04%
205,300	Asta Funding, Inc.	1,677,301
96,100	Boston Private Financial Holdings, Inc.	952,351
91,059	CoBiz Financial, Inc.	643,787
212,900	Compass Diversified Holdings	3,148,791
50,800	Firstcity Financial Corp.*	443,992
56,400	LaSalle Hotel Properties REIT	1,587,096
27,626	Mercantile Bank Corp.*	393,118
84,489	MetroCorp Bancshares, Inc.*	844,890
80,000	National Interstate Corp.	2,046,400
71,174	Northrim BanCorp, Inc.	1,531,665
65,000	Washington Banking Co.	897,650

		14,167,041

Health Care — 7.41%
235,600	BioScrip, Inc.*	1,599,724
85,900	Exactech, Inc.*	1,361,515
60,600	Kensey Nash Corp.	1,773,156
58,700	Meridian Bioscience, Inc.	1,137,606
94,700	US Physical Therapy, Inc.	2,182,835

		8,054,836

Industrials — 19.40%
93,800	Acacia Research Corp.*	3,915,212
263,700	Air Transport Services Group, Inc.*	1,526,823
111,456	Allied Defense Group, Inc. (The)*(a)(b)	601,862
78,200	AZZ, Inc.	4,038,248
198,325	Columbus McKinnon Corp.*	3,230,714
59,900	Ducommun, Inc.*	712,810
81,600	Ennis, Inc.	1,290,912

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2012 (Unaudited)

Shares		Value
67,800	Greenbrier Cos., Inc.*	$ 1,341,762
13,500	Hurco Cos, Inc.*	381,375
13,500	Marten Transport Ltd.	297,945
52,400	NN, Inc.*	427,584
17,250	Old Dominion Freight Line, Inc.*	822,308
50,900	Orion Marine Group, Inc.*	368,007
376,000	PGT, Inc.*	680,560
54,950	Sun Hydraulics Corp.	1,437,492

		21,073,614

Information Technology — 20.67%
80,982	Aspen Technology, Inc.*	1,662,561
78,000	Authentec, Inc.*	245,700
147,674	Computer Task Group, Inc.*	2,262,366
30,000	comScore, Inc.*	641,700
102,200	Interactive Intelligence Group, Inc.*	3,118,122
99,400	KEYW Holding Corp. (The)*	770,350
62,238	Lionbridge Technologies, Inc.*	179,245
178,800	NIC, Inc.	2,168,844
47,500	Rubicon Technology, Inc.*	495,425
47,400	STEC, Inc.*	447,456
124,951	Tessco Technologies, Inc.	3,182,502
53,000	TNS, Inc.*	1,151,690
93,700	Tyler Technologies, Inc.*	3,599,017
159,100	Xyratex Ltd.	2,531,281

		22,456,259

Materials — 8.81%
172,116	Intertape Polymer Group, Inc.*	800,339
63,700	Koppers Holdings, Inc.	2,456,272
57,300	Landec Corp.*	374,169
249,900	Omnova Solutions, Inc.*	1,686,825
99,588	Universal Stainless & Alloy*	4,254,399

		9,572,004

Telecommunication Services — 0.56%
128,300	Towerstream Corp.*	609,425

Utilities — 1.38%
55,800	Unitil Corp.	1,497,114

Total Common Stocks (Cost $74,835,951)		107,039,308

Rights/Warrants — 0.00%
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2012 (Unaudited)

Shares		Value
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	$0

Total Rights/Warrants		0

(Cost $0)

Exchange Traded Funds — 0.49%
18,800	SPDR KBW Regional Banking	535,236

Total Exchange Traded Funds		535,236

(Cost $373,522)
Investment Company — 1.50%
1,629,150	JPMorgan Prime Money Market Fund	1,629,150

Total Investment Company		1,629,150

(Cost $1,629,150)

Total Investments		$109,203,694
(Cost $76,838,623)(d) — 100.52%

Liabilities in excess of other assets — (0.52)%		(563,755)

NET ASSETS — 100.00%		$108,639,939

*	Non-income producing security.
(a)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(b)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $601,862 or 0.55% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	3/31/12 Carrying Value Per Unit
111,456	Allied Defense Group, Inc. (The)	12/21/2007	$667,484	$5.40
6,203	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—
6,203	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—

(c)	Security delisted or issuer in bankruptcy.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

March 31, 2012 (Unaudited)

Shares		Value
Common Stocks — 99.00%
Consumer Discretionary — 19.77%
20,500	Ascena Retail Group, Inc.*	$908,560
81,219	Benihana, Inc.	1,059,908
354,500	Casual Male Retail Group, Inc.*	1,191,120
22,200	Drew Industries, Inc.*	606,282
38,500	Grand Canyon Education, Inc.*	683,760
19,500	Maidenform Brands, Inc.*	438,945
66,623	RG Barry Corp.	812,801
46,900	Sally Beauty Holdings, Inc.*	1,163,120
58,907	Steinway Musical Instruments, Inc.*	1,472,675
18,675	Steven Madden Ltd.*	798,356
26,000	True Religion Apparel, Inc.*	712,400
66,323	Universal Electronics, Inc.*	1,325,133

		11,173,060

Consumer Staples — 1.04%
20,700	Nash Finch Co.	588,294

Energy — 6.84%
6,700	CARBO Ceramics, Inc.	706,515
21,100	GeoResources, Inc.*	690,814
29,400	Gulfport Energy Corp.*	856,128
6,700	OYO Geospace Corp.*	705,711
22,100	World Fuel Services Corp.	906,100

		3,865,268

Financials — 12.71%
29,400	AMERISAFE, Inc.*	727,356
74,600	Ares Capital Corp.	1,219,710
43,327	Asta Funding, Inc.	353,982
9,200	Community Bank System, Inc.	264,776
94,700	Compass Diversified Holdings	1,400,613
81,500	KKR Financial Holdings LLC	750,615
27,500	LaSalle Hotel Properties REIT	773,850
25,400	Netspend Holdings, Inc.*	197,104
11,400	ProAssurance Corp.	1,004,454
13,100	Safeguard Scientifics, Inc.*	225,320
21,500	SeaBright Holdings, Inc.	195,435
4,072	TriCo Bancshares	70,934

		7,184,149

Health Care — 5.91%
91,900	BioScrip, Inc.*	624,001
23,700	Masimo Corp.*	554,106
17,600	Meridian Bioscience, Inc.	341,088
19,875	PSS World Medical, Inc.*	503,633
6,900	Thoratec Corp.*	232,599

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2012 (Unaudited)

Shares		Value
25,500	West Pharmaceutical Services, Inc.	$1,084,515

		3,339,942

Industrials — 27.29%
36,914	Acacia Research Corp.*	1,540,790
102,900	ACCO Brands Corp.*	1,276,989
16,900	Astronics Corp.*	590,824
860	Astronics Corp., Class B*	29,464
14,400	Atlas Air Worldwide Holdings, Inc.*	708,624
27,208	AZZ, Inc.	1,405,021
10,700	Chart Industries, Inc.*	784,631
62,400	Columbus McKinnon Corp.*	1,016,496
26,900	Ducommun, Inc.*	320,110
24,700	EnerSys*	855,855
24,800	Gardner Denver, Inc.	1,562,896
34,700	Greenbrier Cos., Inc.*	686,713
44,000	II-VI, Inc.*	1,040,600
32,000	Insteel Industries, Inc.	388,800
55,300	Interface, Inc., Class A	771,435
6,400	Knoll, Inc.	106,496
59,100	Meritor, Inc.*	476,937
4,100	Old Dominion Freight Line, Inc.*	195,447
28,600	Sun Hydraulics Corp.	748,176
12,100	Wabtec Corp.	911,977

		15,418,281

Information Technology — 15.82%
43,400	Aspen Technology, Inc.*	891,002
23,800	Checkpoint Systems, Inc.*	268,464
37,139	Computer Task Group, Inc.*	568,969
24,158	Interactive Intelligence Group, Inc.*	737,061
23,900	InterDigital, Inc.	833,154
19,000	Measurement Specialties, Inc.*	640,300
60,300	NIC, Inc.	731,439
29,200	Skyworks Solutions, Inc.*	807,380
27,400	STEC, Inc.*	258,656
51,400	Take-Two Interactive Software, Inc.*	790,789
29,900	Tyler Technologies, Inc.*	1,148,459
79,600	Xyratex Ltd.	1,266,436

		8,942,109

Materials — 8.88%
6,100	Kaiser Aluminum, Corp.	288,286
28,600	Koppers Holdings, Inc.	1,102,816
105,100	Omnova Solutions, Inc.*	709,425
8,700	Rockwood Holdings, Inc.*	453,705
5,400	Schweitzer-Mauduit International, Inc.	372,924

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2012 (Unaudited)

Shares		Value
48,991	Universal Stainless & Alloy*	$2,092,895

		5,020,051

Utilities — 0.74%
11,400	Unisource Energy Corp.	416,898

Total Common Stocks		55,948,052

(Cost $39,070,771)
Investment Company — 0.78%
440,126	JPMorgan Prime Money Market Fund	440,126

Total Investment Company		440,126

(Cost $440,126)

Total Investments		$56,388,178
(Cost $39,510,897)(a) — 99.78%

Other assets in excess of liabilities — 0.22%		122,759

NET ASSETS — 100.00%		$56,510,937

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

March 31, 2012 (Unaudited)

Shares		Value
Common Stocks — 97.69%
Consumer Discretionary — 21.53%
81,000	Adams Golf, Inc.*	$869,130
3,725	Ambassadors International, Inc.*	56
18,000	Ambow Education Holding Ltd. ADR*	132,480
13,500	America’s Car-Mart, Inc.*	593,730
21,000	Arctic Cat, Inc.*	899,430
25,000	Asbury Automotive Group, Inc.*	675,000
64,000	Benihana, Inc.	835,200
800	Biglari Holdings, Inc.*	322,280
54,000	Bluegreen Corp.*	232,740
5,000	Blyth, Inc.	374,150
46,000	Books-A-Million, Inc.	147,200
15,127	Bowl America, Inc., Class A	204,215
14,000	Brown Shoe Co., Inc.	129,220
47,500	Build-A-Bear Workshop, Inc.*	249,375
44,000	Carriage Services, Inc.	332,200
35,000	Christopher & Banks Corp.	65,100
12,000	Core-Mark Holding Co., Inc.	491,280
24,000	CSS Industries, Inc.	467,040
34,000	Delta Apparel, Inc.*	558,620
82	Digital Generation, Inc.*	837
11,700	Dorman Products, Inc.*	592,020
17,500	Duckwall-ALCO Stores, Inc.*	156,450
15,000	E.W. Scripps Co. (The), Class A*	148,050
23,000	Entercom Communications Corp., Class A*	149,270
28,000	Flexsteel Industries	506,800
36,000	Fred’s, Inc., Class A	525,960
70,000	Golfsmith International Holdings, Inc.*	303,800
58,000	Hastings Entertainment, Inc.*	161,240
10,000	Haverty Furniture Cos., Inc.	111,000
15,000	Helen of Troy Ltd.*	510,150
31,000	Hooker Furniture Corp.	423,150
52,800	Isle of Capri Casinos, Inc.*	372,768
26,800	Jakks Pacific, Inc.	467,660
24,000	Johnson Outdoors, Inc., Class A*	458,400
82,000	Journal Communications, Inc., Class A*	461,660
36,000	Kid Brands, Inc.*	97,200
50,310	Lakeland Industries, Inc.*	506,118
95,270	Lazare Kaplan International, Inc.*	242,939
42,000	La-Z-Boy, Inc.*	628,320
31,000	Lifetime Brands, Inc.	348,440
24,000	Lithia Motors, Inc., Class A	628,800
46,000	Luby’s, Inc.*	279,220
33,000	Mac-Gray Corp.	499,290
33,000	Marcus Corp.	414,150
19,000	MarineMax, Inc.*	156,370
7,500	McRae Industries, Inc., Class A	115,125

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2012 (Unaudited)

Shares		Value
26,000	Media General, Inc., Class A*	$ 133,640
13,800	Meritage Homes Corp.*	373,428
21,300	Mestek, Inc.*	244,950
20,000	Modine Manufacturing Co.*	176,600
23,400	Movado Group, Inc.	574,470
10,300	Nobility Homes, Inc.*	79,825
32,000	O’Charleys, Inc.*	314,880
24,000	Officemax, Inc.*	137,280
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	0
18,350	Perry Ellis International, Inc.*	342,595
135,000	Point.360*	101,250
90,600	Radio One, Inc., Class D*	87,891
56,000	Red Lion Hotels Corp.*	459,760
23,550	REX American Resources Corp.*	722,985
40,000	Rocky Brands, Inc.*	544,400
34,000	Ruby Tuesday, Inc.*	310,420
16,000	Saga Communications, Inc., Class A*	572,800
45,150	Salem Communications Corp., Class A	212,657
45,000	Shiloh Industries, Inc.	428,850
30,000	Stage Stores, Inc.	487,200
31,000	Standard Motor Products, Inc.	549,940
33,000	Stein Mart, Inc.*	217,800
25,000	Steinway Musical Instruments, Inc.*	625,000
80,000	Stewart Enterprises, Inc., Class A	485,600
17,000	Strattec Security Corp.	397,800
3,000	Sturm Ruger & Co, Inc.	147,300
24,000	Superior Industries International, Inc.	468,960
33,000	Systemax, Inc.*	556,380
75,000	Trans World Entertainment Corp.*	159,000
38,000	Tuesday Morning Corp.*	145,920
16,000	Unifi, Inc.*	154,560
30,000	Universal Travel Group*(a)(c)	0
54,000	VOXX International Corp.*	732,240
20,000	Walking Co. Holdings, Inc. (The)	122,000
12,400	Weyco Group, Inc.	293,880

		28,205,894

Consumer Staples — 3.36%
13,600	Andersons, Inc. (The)	662,184
61,000	Central Garden and Pet Co.*	574,010
36,000	Chiquita Brands International, Inc.*	316,440
30,000	Ingles Markets, Inc., Class A	529,200
73,000	ML Macadamia Orchards LP*	204,400
10,000	Nash Finch Co.	284,200
12,000	Oil-Dri Corp. of America	255,480
63,000	Omega Protein Corp.*	479,430
40,000	Prestige Brands Holdings, Inc.*	699,200

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2012 (Unaudited)
Shares		Value
22,000	Spartan Stores, Inc.	$ 398,640

		4,403,184

Energy — 3.21%
23,000	Calumet Specialty Products Partners LP	607,660
31,000	Constellation Energy Partners LLC*	79,360
17,000	Endeavour International Corp.*	201,450
9,000	Global Partners LP	209,070
27,000	Harvest Natural Resources, Inc.*	191,160
17,000	Hornbeck Offshore Services, Inc.*	714,510
34,000	Knightsbridge Tankers Ltd.	488,920
19,000	Natural Gas Services Group, Inc.*	250,800
30,000	Newpark Resources, Inc.*	245,700
11,000	Niska Gas Storage Partners LLC	104,940
30,000	North American Energy Partners, Inc.*	147,000
14,600	PHI, Inc.*	326,456
13,000	PHI, Inc., Non voting*	300,950
25,000	Teekay Tankers, Ltd., Class A	151,750
110,300	Trico Marine Services, Inc.*(a)(c)	0
21,000	Tsakos Energy Navigation Ltd.	182,280

		4,202,006

Financials — 21.73%
70,000	21st Century Holding Co.*	310,800
40,000	Affirmative Insurance Holdings, Inc.*	21,200
9,000	Agree Realty Corp. REIT	203,220
28,000	American Equity Investment Life Holding Co.	357,560
75,000	American Independence Corp.*	322,500
23,000	American Safety Insurance Holdings Ltd.*	433,550
34,190	Ameris Bancorp*	449,256
9,000	Apollo Commercial Real Estate Finance, Inc. REIT	140,850
6,000	Arlington Asset Investment Corp., Class A	133,200
68,000	Asta Funding, Inc.	555,560
20,000	Baldwin & Lyons, Inc., Class B	447,600
14,000	Banco Latinoamericano de Comercio Exterior SA	295,540
63,600	Bancorp, Inc.*	638,544
8,228	Banner Corp.	181,263
100,000	Beverly Hills Bancorp, Inc.*	1,400
34,000	California First National Bancorp	521,560
21,000	Camco Financial Corp.*	58,800
5,200	Capital Southwest Corp.	491,660
38,000	Capitol Bancorp Ltd.*	12,920
15,750	Citizens South Banking Corp.	71,663
48,150	Citizens, Inc.*	475,722
133,000	Consumer Portfolio Services*	166,250
18,856	Cowen Group, Inc., Class A*	51,100
35,777	Donegal Group, Inc., Class A	489,071
8,444	Donegal Group, Inc., Class B	139,073

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2012 (Unaudited)

Shares		Value
3,000	Duff & Phelps Corp., Class A	$ 46,620
58,040	Dynex Capital, Inc. REIT	554,282
37,000	Edelman Financial Group, Inc.	244,570
27,000	EMC Insurance Group, Inc.	542,430
20,000	Federal Agricultural Mortgage Corp., Class C	454,000
34,300	First Defiance Financial Corp.	578,298
11,000	First Financial Corp.	349,250
45,400	First Financial Holdings, Inc.	499,400
27,000	First Industrial Realty Trust, Inc. REIT*	333,450
54,000	First Merchants Corp.	666,360
47,200	First Pactrust Bancorp, Inc.	562,624
38,000	First Place Financial Corp.*	28,120
42,000	First State Bancorporation*	67
25,000	Firstcity Financial Corp.*	218,500
6,600	Flagstar Bancorp, Inc.*	6,072
2,250	FRMO Corp.*	6,075
45,000	Gladstone Investment Corp.	340,650
50,400	Green Bankshares, Inc.*	85,176
43,000	Guaranty Bancorp*	85,570
52,528	Hercules Technology Growth Capital, Inc.	582,010
38,000	HF Financial Corp.	455,620
6,059	Hudson Valley Holding Corp.	97,731
39,600	Independence Holding Co.	394,416
13,000	Indiana Community Bancorp	305,500
9,000	Infinity Property & Casualty Corp.	470,970
31,000	Intervest Bancshares Corp., Class A*	118,420
8,300	Investors Title Co.	387,776
24,000	Jefferson Bancshares, Inc.*	54,960
24,000	JMP Group, Inc.	177,120
17,000	Kansas City Life Insurance Co.	547,400
7,000	Main Street Capital Corp.	172,410
44,000	Marlin Business Services Corp.	662,640
48,000	MCG Capital Corp.	204,000
54,750	Meadowbrook Insurance Group, Inc.	510,817
53,000	Medallion Financial Corp.	591,480
103,000	MicroFinancial, Inc.	705,550
15,000	Monmouth Real Estate Investment Corp. REIT, Class A	146,100
52,100	MutualFirst Financial, Inc.	508,496
5,300	National Security Group, Inc.	46,057
4,000	National Western Life Insurance Co., Class A	547,480
11,400	Navigators Group, Inc.*	538,536
43,000	NGP Capital Resources Co.	281,650
44,000	Nicholas Financial, Inc.	580,360
13,000	One Liberty Properties, Inc. REIT	237,900
13,000	Onebeacon Insurance Group, Ltd., Class A	200,330
6,000	Oppenheimer Holdings, Inc., Class A	104,100
18,000	Pacific Mercantile Bancorp*	98,640
8,000	Parkway Properties, Inc. REIT	83,840

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2012 (Unaudited)

Shares		Value
29,000	Peoples Bancorp, Inc.	$ 508,660
6,000	Piper Jaffray Cos.*	159,720
37,900	PMC Commercial Trust REIT	324,424
40,000	Presidential Life Corp.	457,200
19,000	Provident Financial Holdings, Inc.	207,670
20,000	Ramco-Gershenson Properties Trust REIT	244,400
59,000	Reis, Inc.*	525,690
23,000	Resource Capital Corp. REIT	123,970
11,000	Safety Insurance Group, Inc.	458,040
42,000	SeaBright Holdings, Inc.	381,780
109,000	Signature Group Holdings, Inc.*	27,795
14,000	Simmons First National Corp., Class A	361,620
32,000	Southern Community Financial Corp.*	83,840
38,300	Southwest Bancorp, Inc.*	353,126
25,000	Sterling Bancorp NY	239,750
35,600	Sun Bancorp, Inc.*	125,668
46,500	SWS Group, Inc.	265,980
54,000	TierOne Corp.*	189
52,000	Unico American Corp.*	582,400
99,716	United Community Financial Corp.*	229,347
19,000	United Western Bancorp, Inc.*	2,850
29,000	Winthrop Realty Trust REIT	336,110
4,600	Ziegler Cos., Inc. (The)*	87,400

		28,471,314

Health Care — 5.60%
4,000	Air Methods Corp.*	349,000
34,000	Albany Molecular Research, Inc.*	91,800
11,000	American Shared Hospital Services*	37,400
40,000	Angiodynamics, Inc.*	490,000
16,000	Assisted Living Concepts, Inc., Class A	265,760
77,000	BioScrip, Inc.*	522,830
22,000	Cambrex Corp.*	153,780
42,500	Cantel Medical Corp.	1,066,325
45,000	Capital Senior Living Corp.*	415,800
22,000	CONMED Corp.	657,140
46,000	Cross Country Healthcare, Inc.*	230,460
40,000	CryoLife, Inc.*	210,800
27,970	Hanger Orthopedic Group, Inc.*	611,424
20,313	IntegraMed America, Inc.*	245,889
20,000	Invacare Corp.	331,400
7,100	Kewaunee Scientific Corp.	61,770
10,362	Kindred Healthcare, Inc.*	89,528
30,000	Lannett Co., Inc.*	125,100
15,000	Medcath Corp.*	117,900
19,000	Mediware Information Systems*	279,110
41,000	PharMerica Corp.*	509,630
25,000	Symmetry Medical, Inc.*	176,750

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2012 (Unaudited)

Shares		Value
13,000	Triple-S Management Corp., Class B*	$ 300,300

		7,339,896

Industrials — 20.77%
45,839	Aceto Corp.	435,012
24,000	Aegean Marine Petroleum Network, Inc.	165,840
3,000	Aegion Corp.*	53,490
21,000	Alamo Group, Inc.	631,260
102,000	Allied Motion Technologies, Inc.	739,500
8,000	Altra Holdings, Inc.*	153,600
8,000	Ampco-Pittsburgh Corp.	161,040
10,000	AMREP Corp.*	87,400
22,000	Baltic Trading Ltd.	91,300
24,000	Beacon Roofing Supply, Inc.*	618,240
17,000	CAI International, Inc.*	309,060
10,800	Cascade Corp.	541,296
30,000	CBIZ, Inc.*	189,600
42,000	Celadon Group, Inc.	653,100
93,525	Cenveo, Inc.*	316,115
2,800	Chicago Rivet & Machine Co.	55,468
14,400	CIRCOR International, Inc.	479,088
12,000	Comfort Systems USA, Inc.	130,920
36,178	Compx International, Inc.	503,236
12,000	Consolidated Graphics, Inc.*	543,000
58,000	Contra Mair Holdings, Inc.*(a)(b)(c)	0
20,000	Dolan Co. (The)*	182,200
24,000	Ducommun, Inc.*	285,600
43,000	Eagle Bulk Shipping, Inc.*	83,420
14,700	Eastern Co. (The)	294,000
9,880	Ecology and Environment, Inc., Class A	149,682
21,000	Encore Wire Corp.	624,330
35,000	Ennis, Inc.	553,700
10,000	EnPro Industries, Inc.*	411,000
24,000	Espey Manufacturing & Electronics Corp.	592,560
56,000	Excel Maritime Carriers Ltd.*	112,000
30,000	Federal Signal Corp.*	166,800
10,000	FLY Leasing Ltd. ADR	122,100
69,000	Frozen Food Express Industries*	84,180
20,000	G&K Services, Inc., Class A	684,000
15,000	Genco Shipping & Trading Ltd.*	95,400
25,000	GenCorp, Inc.*	177,500
40,000	Gibraltar Industries, Inc.*	606,000
10,300	GP Strategies Corp.*	180,250
35,000	Griffon Corp.	374,500
25,750	Hardinge, Inc.	243,595
22,000	Hill International, Inc.*	86,460
23,350	International Shipholding Corp.	539,151
26,000	Jinpan International Ltd.	226,980

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2012 (Unaudited)

Shares		Value
6,000	Kadant, Inc.*	$ 142,920
12,000	Key Technology, Inc.*	158,640
33,000	Kforce, Inc.*	491,700
40,000	Kimball International, Inc., Class B	276,400
9,408	Kratos Defense & Security Solutions, Inc.*	50,239
64,000	LECG Corp.*	640
38,000	LS Starrett Co. (The), Class A	492,100
51,750	LSI Industries, Inc.	379,327
52,000	Lydall, Inc.*	529,880
22,875	Marten Transport Ltd.	504,851
72,000	Mesa Air Group, Inc.*(a)(b)(c)	0
38,117	Met-Pro Corp.	402,515
89,294	MFC Industrial Ltd.	686,671
34,000	Miller Industries, Inc.	575,280
34,000	NN, Inc.*	277,440
18,800	Northwest Pipe Co.*	399,312
56,000	On Assignment, Inc.*	978,320
20,000	Orion Marine Group, Inc.*	144,600
53,600	PAM Transportation Services, Inc.	599,784
52,000	Paragon Shipping, Inc., Class A	42,640
43,160	Patrick Industries, Inc.*	524,394
16,000	Pike Electric Corp.*	131,680
29,000	RCM Technologies, Inc.*	161,530
33,500	Rush Enterprises, Inc., Class A*	710,870
13,000	Schawk, Inc.	162,630
10,000	SeaCube Container Leasing Ltd.	172,000
13,800	SL Industries, Inc.*	270,066
16,000	Standex International Corp.	659,040
41,000	Superior Uniform Group, Inc.	481,340
58,115	Supreme Industries, Inc., Class A*	180,737
5,269	SYKES Enterprises, Inc.*	83,250
26,000	Tredegar Corp.	509,340
3,000	Trex Co., Inc.*	96,240
17,000	Universal Forest Products, Inc.	586,160
16,000	USA Truck, Inc.*	124,000
6,000	Viad Corp.	116,580
38,000	Vitran Corp., Inc.*	303,240
43,200	Volt Information Sciences, Inc.*	269,568
75,000	Willdan Group, Inc.*	273,750
41,000	Willis Lease Finance Corp.*	533,410

		27,216,057

Information Technology — 12.17%
67,300	Acorn Energy, Inc.	731,551
31,000	Agilysys, Inc.*	278,690
31,000	Anaren, Inc.*	568,850
12,000	Black Box Corp.	306,120
70,000	CIBER, Inc.*	296,800

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2012 (Unaudited)

Shares		Value
50,000	Comarco, Inc.*	$ 10,000
21,000	Communications Systems, Inc.	275,730
13,000	CTS Corp.	136,760
30,000	Digi International, Inc.*	329,700
49,598	Dynamics Research Corp.*	478,125
30,000	Edgewater Technology, Inc.*	117,600
35,000	Electro Rent Corp.	644,350
33,000	Electro Scientific Industries, Inc.	495,330
22,400	ePlus, Inc.*	716,128
9,000	Fabrinet*	159,390
21,332	GSI Group, Inc.*	257,264
19,000	GTSI Corp.*	94,620
32,000	Infospace, Inc.*	409,920
41,000	Insight Enterprises, Inc.*	899,130
63,375	Integrated Silicon Solution, Inc.*	707,265
15,000	JinkoSolar Holding Co. Ltd. ADR*	91,500
13,000	Kemet Corp.*	121,680
25,000	Keynote Systems, Inc.	494,000
21,000	Magal Security Systems Ltd.*	97,440
20,000	Measurement Specialties, Inc.*	674,000
56,000	Methode Electronics, Inc.	519,680
39,000	Newport Corp.*	691,080
29,000	Oplink Communications, Inc.*	495,900
83,000	Optical Cable Corp.	291,330
66,000	PC Connection, Inc.	542,520
67,000	Perceptron, Inc.*	391,280
120,000	Performance Technologies, Inc.*	309,600
37,930	Photronics, Inc.*	252,235
28,000	Retalix Ltd.*	510,720
47,000	Richardson Electronics Ltd.	563,060
9,000	Rosetta Stone, Inc.*	92,880
29,000	Rudolph Technologies, Inc.*	322,190
70,000	Sigmatron International, Inc.*	291,200
13,000	STR Holdings, Inc.*	62,920
31,500	Tessco Technologies, Inc.	802,305
8,000	Vishay Precision Group, Inc.*	118,640
30,000	WebMediaBrands, Inc.*	31,200
100,000	WPCS International, Inc.*	127,000
15,000	XO Group, Inc.*	140,850

		15,948,533

Materials — 4.60%
68,200	American Pacific Corp.*	512,864
37,000	Blue Earth Refineries, Inc.*	5,920
20,000	China Green Agriculture, Inc.*	86,000
18,000	Friedman Industries, Inc.	196,200
5,000	Hawkins, Inc.	186,000
50,000	Headwaters, Inc.*	209,000

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2012 (Unaudited)

Shares		Value
23,000	Innospec, Inc.*	$ 698,740
25,000	Myers Industries, Inc.	368,750
8,000	Neenah Paper, Inc.	237,920
10,400	North American Palladium Ltd.*	27,248
21,000	Olympic Steel, Inc.	504,000
38,000	Penford Corp.*	256,880
6,000	Quaker Chemical Corp.	236,700
27,000	Schulman (A), Inc.	729,540
45,000	Spartech Corp.*	219,600
6,000	Stepan Co.	526,800
16,000	Universal Stainless & Alloy*	683,520
3,200	Vulcan International Corp.	106,240
25,000	Wausau Paper Corp.	234,500

		6,026,422

Telecommunication Services — 1.23%
30,000	Premiere Global Services, Inc.*	271,200
41,000	SureWest Communications	924,550
30,000	USA Mobility, Inc.	417,900

		1,613,650

Utilities — 3.49%
9,000	American States Water Co.	325,260
6,108	California Water Service Group	111,227
11,000	CH Energy Group, Inc.	734,030
14,990	Chesapeake Utilities Corp.	616,389
21,500	Connecticut Water Service, Inc.	608,235
9,000	Delta Natural Gas Co., Inc.	342,000
18,600	Empire District Electric Co. (The)	378,510
28,400	Middlesex Water Co.	536,476
17,800	SJW Corp.	429,336
18,476	Unitil Corp.	495,711

		4,577,174

Total Common Stocks (Cost $135,756,573)		128,004,130

Preferred Stock — 0.57%
3,122	Alere, Inc.	752,402

Total Preferred Stock (Cost $504,723)		752,402

Exchange Traded Funds — 0.23%
2,700	iShares Russell Microcap Index Fund	138,780

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2012 (Unaudited)

Shares		Value
13,400	PowerShares Zacks Micro Cap Portfolio	$ 155,172

Total Exchange Traded Funds (Cost $210,668)		293,952

Rights/Warrants — 0.00%
1,232	Aventine Renewable Energy Holdings, Inc. Warrants, Expire 3/15/15*(a)(c)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)(c)	0

Total Rights/Warrants		0

(Cost $0)
Principal Amount
Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)(c)	0
1,625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 1.48%
1,942,782	JPMorgan Prime Money Market Fund	1,942,782

Total Investment Company		1,942,782

(Cost $1,942,782)
Total Investments		$130,993,266
(Cost $138,414,746)(d) — 99.97%
Other assets in excess of liabilities — 0.03%		40,469

NET ASSETS — 100.00%		$131,033,735

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2012 (Unaudited)

*	Non-income producing security.
(a)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933). The total investment in restricted and illiquid securities representing $0 or 0.00% of net assets was as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	3/31/12 Carrying Value Per Unit
	Aventine Renewable
1,232	Energy Holdings,Inc., Warrants	04/14/2010	$ —	$—
58,000	Contra Mair Holdings, Inc.	09/04/2008	$ 6,960	$—
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$—
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$—
110,300	Trico Marine Services, Inc.	02/03/2009	$518,857	$—
3,585	U.S. Concrete, Inc., Warrants	09/09/2010	$ —	$—
3,585	U.S. Concrete, Inc., Warrants	09/09/2010	$ —	$—
30,000	Universal Travel Group	09/13/2010	$157,113	$—

Acquisition Principal Amount
$1,947	Trenwick America Corp.	05/18/2006	$ —	$—
$1,625	Trenwick America Corp.	05/18/2006	$ —	$—

(b)	Security delisted or issuer in bankruptcy.
(c)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(d)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

March 31, 2012 (Unaudited)
Shares		Value
Common Stocks — 99.83%
Consumer Discretionary — 14.45%
320	ANN INC.*	$9,165
460	Ascena Retail Group, Inc.*	20,387
5,720	Dana Holding Corp.	88,660
1,730	Jarden Corp.	69,598
1,130	Mattel, Inc.	38,036
1,570	Newell Rubbermaid, Inc.	27,962
821	Tenneco, Inc.*	30,500
900	TRW Automotive Holdings Corp.*	41,805

		326,113

Consumer Staples — 0.62%
190	Energizer Holdings, Inc.*	14,094

Energy — 6.84%
310	Berry Petroleum Co., Class A	14,610
1,060	C&J Energy Services, Inc.*	18,857
780	Cameron International Corp.*	41,207
1,300	Key Energy Services, Inc.*	20,085
1,060	Noble Corp.	39,718
370	QEP Resources, Inc.	11,285
210	World Fuel Services Corp.	8,610

		154,372

Financials — 22.27%
350	American Financial Group, Inc.	13,503
150	Ameriprise Financial, Inc.	8,569
3,260	Ares Capital Corp.	53,301
60	Comerica, Inc.	1,942
570	Discover Financial Services	19,004
3,810	Fifth Third Bancorp	53,531
880	Hartford Financial Services Group, Inc.	18,550
1,230	HCC Insurance Holdings, Inc.	38,339
2,770	Huntington Bancshares, Inc.	17,867
9,240	KKR Financial Holdings LLC	85,100
1,500	New York Community Bancorp, Inc.	20,865
2,960	People’s United Financial, Inc.	39,190
410	Principal Financial Group, Inc.	12,099
880	Reinsurance Group of America, Inc.	52,334
1,820	Tower Group, Inc.	40,822
1,130	Unum Group	27,662

		502,678

Health Care — 5.30%
550	Humana, Inc.	50,864
2,330	Mylan, Inc.*	54,639
340	Universal Health Services, Inc., Class B	14,249

		119,752

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

March 31, 2012 (Unaudited)

Shares		Value
Industrials — 16.10%
870	Fluor Corp.	$52,235
880	Gardner Denver, Inc.	55,458
590	KBR, Inc.	20,975
230	Kirby Corp.*	15,132
700	Old Dominion Freight Line, Inc.*	33,369
200	Regal-Beloit Corp.	13,110
1,660	Republic Services, Inc.	50,730
440	SPX Corp.	34,113
3,765	Swift Transporation Co.*	43,448
1,810	Werner Enterprises, Inc.	44,996

		363,566

Information Technology — 12.63%
940	Arrow Electronics, Inc.*	39,452
1,450	Avnet, Inc.*	52,765
160	CACI International, Inc., Class A*	9,966
1,430	Fairchild Semiconductor International, Inc.*	21,021
410	Harris Corp.	18,483
590	Ingram Micro, Inc., Class A*	10,950
400	SanDisk Corp.*	19,836
1,960	Seagate Technology Plc	52,822
1,440	Skyworks Solutions, Inc.*	39,816
1,140	Western Union Co. (The)	20,064

		285,175

Materials — 14.85%
420	Allegheny Technologies, Inc.	17,291
1,060	Ashland, Inc.	64,724
190	Celanese Corp., Class A	8,774
1,550	Crown Holdings, Inc.*	57,087
514	Cytec Industries, Inc.	31,246
630	International Paper Co.	22,113
2,090	Owens-Illinois, Inc.*	48,781
310	Reliance Steel & Aluminum Co.	17,509
980	Schweitzer-Mauduit International, Inc.	67,679

		335,204

Telecommunication Services — 0.87%
1,670	Windstream Corp.	19,556

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

March 31, 2012 (Unaudited)

Shares		Value
Utilities — 5.90%
610	Cleco Corp.	$24,187
1,850	CMS Energy Corp.	40,700
1,280	Edison International	54,413
90	EQT Corp.	4,339
260	Northeast Utilities	9,651

		133,290

Total Common Stocks		2,253,800

(Cost $2,021,717)

Investment Company — 2.01%
45,440	JPMorgan Prime Money Market Fund	45,440

Total Investment Company		45,440

(Cost $45,440)

Total Investments (Cost $2,067,157)(a) — 101.84%		$2,299,240

Liabilities in excess of other assets — (1.84)%		(41,518)

NET ASSETS — 100.00%		$2,257,722

*	Non-income producing security.
(a)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2012 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund
Assets:
Investments, at value (cost $45,692,380, $76,838,623, $39,510,897, $138,414,746 and $2,067,157, respectively)	$69,299,608	$109,203,694	$56,388,178	$130,993,266	$2,299,240
Interest and dividends receivable	14,798	40,032	51,267	173,914	2,428
Receivable from advisor	—	—	—	—	6,856
Receivable for capital shares issued	2,173	2,316	34,554	112,000	—
Receivable for investments sold	1,276,251	—	878,997	—	16,800
Prepaid expenses	37,721	38,117	27,305	36,237	4,536

Total Assets	70,630,551	109,284,159	57,380,301	131,315,417	2,329,860

Liabilities:
Cash overdraft	—	—	2,894	—	—
Payable for capital shares redeemed	1,439,232	99,136	91,712	104,165	—
Payable for investments purchased	—	406,732	712,001	—	43,141
Accrued expenses and other payables:
Investment advisory fees	29,117	66,175	23,526	73,570	—
Administration fees	4,674	7,019	3,706	8,464	148
Audit fees	22,407	22,433	22,398	22,435	22,372
Trustees’ fees	55	301	16	222	29
Distribution fees	19,500	2,516	2,148	7,958	—
Shareholder reports	—	137	—	—	2,872
Transfer agent fees	26,265	35,935	10,421	59,198	652
Other	—	3,836	542	5,670	2,924

Total Liabilities	1,541,250	644,220	869,364	281,682	72,138

Net Assets	$69,089,301	$108,639,939	$56,510,937	$131,033,735	$2,257,722

Net Assets Consist Of:
Capital	$43,322,207	$88,815,728	$37,792,318	$155,630,356	$2,056,633
Undistributed net investment income (loss)	(220,773)	72,466	3,253	408,825	10,802
Accumulated net realized gains (losses) from investment transactions and foreign currency	2,380,639	(12,613,326)	1,838,085	(17,583,966)	(41,796)
Net unrealized appreciation (depreciation) on investments and foreign currency	23,607,228	32,365,071	16,877,281	(7,421,480)	232,083

Net Assets	$69,089,301	$108,639,939	$56,510,937	$131,033,735	$2,257,722

Net Assets:
Class A	$30,637,198	$1,458,250	$2,745,135	$4,420,859	N/A
Class I	36,715,869	22,326	N/A	N/A	$2,257,722
Class C	50,311	468,223	116,992	696,728	N/A
Class S	1,685,923	106,691,140	53,648,810	125,916,148	N/A

Total	$69,089,301	$108,639,939	$56,510,937	$131,033,735	$2,257,722

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	2,117,502	78,481	111,856	240,786	N/A
Class I	2,418,425	1,178	N/A	N/A	211,328
Class C	3,708	27,189	5,141	40,015	N/A
Class S	111,035	5,629,959	2,130,743	6,860,345	N/A

Total	4,650,670	5,736,807	2,247,740	7,141,146	211,328

Net Asset Values and Redemption Prices per Share:
Class A(a)	$14.47	$18.58	$24.54	$18.36	N/A

Class I	$15.18	$18.95	N/A	N/A	$10.68

Class C(b)	$13.57	$17.22	$22.76	$17.41	N/A

Class S	$15.18	$18.95	$25.18	$18.35	N/A

Maximum Offering Price Per Share:
Class A	$15.35	$19.71	$26.04	$19.48	N/A

Maximum Sales Charge - Class A	5.75%	5.75%	5.75%	5.75%	N/A

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.
(b)	For Class C shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase. Such reduction is not reflected in the net asset value and the redemption price per share.

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2012 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund	RBC Microcap Value Fund	RBC Mid Cap Value Fund

Investment Income:
Dividend income	$177,735	$623,261	$293,383	$1,151,428	$19,888
Foreign tax withholding	—	—	—	(2,689)	—

Total Investment Income	177,735	623,261	293,383	1,148,739	19,888

Expenses:
Investment advisory fees	231,595	470,527	262,001	547,589	7,065
Distribution fees - Class A	34,345	1,771	2,629	5,219	—
Distribution fees - Class C	228	2,293	364	3,429	—
Accounting fees	14,143	15,020	13,862	15,531	12,539
Administration fees	24,814	37,968	20,590	45,633	757
Audit fees	18,098	18,101	18,097	18,103	18,094
Custodian fees	1,531	2,040	2,046	2,664	4,413
Insurance fees	4,239	4,239	4,239	4,239	4,239
Legal fees	927	1,295	606	2,433	87
Registration and filing fees	47,125	45,560	38,946	37,950	4,497
Shareholder reports	4,095	7,923	3,815	10,885	12
Transfer agent fees	100,840	79,353	45,394	145,058	1,888
Trustees’ fees	814	1,447	630	1,570	14
Other fees	4,844	5,253	4,482	11,865	3,497

Total expenses before fee waiver/reimbursement	487,638	692,790	417,701	852,168	57,102
Expenses waived/reimbursed by:
Adviser	(89,130)	(141,995)	(126,444)	(192,497)	(48,019)

Net Expenses	398,508	550,795	291,257	659,671	9,083

Net Investment Income (Loss)	(220,773)	72,466	2,126	489,068	10,805

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	2,863,532	(955,500)	2,044,633	2,814,750	16,824
Net change in unrealized appreciation/depreciation on investments and foreign currency	12,951,285	27,787,122	11,668,591	27,291,427	570,998

Net realized/unrealized gains from investments	15,814,817	26,831,622	13,713,224	30,106,177	587,822

Change in net assets resulting from operations	$15,594,044	$26,904,088	$13,715,350	$30,595,245	$598,627

See notes to the financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC SMID Cap Growth Fund
	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011
	(Unaudited)

From Investment Activities:
Operations:
Net investment loss	$(220,773)	$(428,118)
Net realized gains from investment transactions	2,863,532	5,801,079
Net change in unrealized appreciation/depreciation on investments	12,951,285	(1,409,826)

Change in net assets resulting from operations	15,594,044	3,963,135

Capital Transactions:
Proceeds from shares issued	3,563,004	7,396,063
Cost of shares redeemed	(8,762,485)	(17,614,910)

Change in net assets resulting from capital transactions	(5,199,481)	(10,218,847)

Net increase (decrease) in net assets	10,394,563	(6,255,712)

Net Assets:
Beginning of period	58,694,738	64,950,450

End of period	$69,089,301	$58,694,738

Distributions in excess of net investment income	$(220,773)	$—

Share Transactions:
Issued	277,851	601,446
Redeemed	(633,774)	(1,363,886)

Change in shares resulting from capital transactions	(355,923)	(762,440)

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Enterprise Fund
	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011
	(Unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$72,466	$(324,292)
Net realized gains (losses) from investment transactions	(955,500)	17,004,371
Net change in unrealized appreciation/depreciation on investments	27,787,122	(8,347,648)

Change in net assets resulting from operations	26,904,088	8,332,431

Capital Transactions:
Proceeds from shares issued	302,964	3,414,432
Cost of shares redeemed	(11,752,921)	(57,801,141)

Change in net assets resulting from capital transactions	(11,449,957)	(54,386,709)

Net increase (decrease) in net assets	15,454,131	(46,054,278)

Net Assets:
Beginning of period	93,185,808	139,240,086

End of period	$108,639,939	$93,185,808

Undistributed net investment income	$72,466	$—

Share Transactions:
Issued	17,790	203,048
Redeemed	(696,913)	(3,289,647)

Change in shares resulting from capital transactions	(679,123)	(3,086,599)

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Small Cap Core Fund
	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011
	(Unaudited)

From Investment Activities:
Operations:
Net investment income (loss)	$2,126	$(48,889)
Net realized gains from investment transactions	2,044,633	6,052,352
Net change in unrealized appreciation/depreciation on investments	11,668,591	(5,687,024)

Change in net assets resulting from operations	13,715,350	316,439

Distributions to Class A Shareholders:
From net realized gains	(114,102)	—

Distributions to Class C Shareholders:
From net realized gains	(2,164)	—

Distributions to Class S Shareholders:
From net realized gains	(3,133,890)	—

Change in net assets resulting from shareholder distributions	(3,250,156)	—

Capital Transactions:
Proceeds from shares issued	7,815,915	9,631,033
Distributions reinvested	3,156,260	—
Cost of shares redeemed	(9,025,512)	(9,893,792)

Change in net assets resulting from capital transactions	1,946,663	(262,759)

Net increase in net assets	12,411,857	53,680

Net Assets:
Beginning of period	44,099,080	44,045,400

End of period	$56,510,937	$44,099,080

Undistributed net investment income	$3,253	$1,127

Share Transactions:
Issued	326,381	416,277
Reinvested	138,809	—
Redeemed	(371,131)	(421,570)

Change in shares resulting from capital transactions	94,059	(5,293)

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Microcap Value Fund
	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011
	(Unaudited)

From Investment Activities:
Operations:
Net investment income	$489,068	$717,120
Net realized gains from investment transactions and foreign currency	2,814,750	6,596,169
Net change in unrealized appreciation/depreciation on investments	27,291,427	(4,828,920)

Change in net assets resulting from operations	30,595,245	2,484,369

Distributions to Class A Shareholders:
From net investment income	(11,983)	(10,208)

Distributions to Class S Shareholders:
From net investment income	(747,692)	(587,562)

Change in net assets resulting from shareholder distributions	(759,675)	(597,770)

Capital Transactions:
Proceeds from shares issued	3,864,407	19,768,305
Distributions reinvested	730,943	578,852
Cost of shares redeemed	(13,853,134)	(65,574,944)

Change in net assets resulting from capital transactions	(9,257,784)	(45,227,787)

Net increase (decrease) in net assets	20,577,786	(43,341,188)

Net Assets:
Beginning of period	110,455,949	153,797,137

End of period	$131,033,735	$110,455,949

Undistributed net investment income	$408,825	$679,432

Share Transactions:
Issued	225,615	1,190,604
Reinvested	44,897	34,292
Redeemed	(841,996)	(4,038,145)

Change in shares resulting from capital transactions	(571,484)	(2,813,249)

See notes to financial statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	RBC Mid Cap Value Fund
	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$10,805	$22,780
Net realized gains from investment transactions	16,824	307,140
Net change in unrealized appreciation/depreciation on investments	570,998	(423,886)

Change in net assets resulting from operations	598,627	(93,966)

Distributions to Class I Shareholders:
From net investment income	(16,837)	(76,421)
From net realized gains	(310,191)	(83,847)

Change in net assets resulting from shareholder distributions	(327,028)	(160,268)

Capital Transactions:
Proceeds from shares issued	75	—
Distributions reinvested	327,014	160,268
Cost of shares redeemed	(66)	—

Change in net assets resulting from capital transactions	327,023	160,268

Net increase (decrease) in net assets	598,622	(93,966)

Net Assets
Beginning of period	1,659,100	1,753,066

End of period	$2,257,722	$1,659,100

Undistributed net investment income	$10,802	$16,834

Share Transactions:
Issued	7	—
Reinvested	35,238	13,816
Redeemed	(7)	—

Change in shares resulting from capital transactions	35,238	13,816

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2012 (Unaudited)	$11.41	(0.05)(a)	3.11	(b)	3.06	—	—	$14.47
Year Ended September 30, 2011	10.94	(0.10)(a)	0.57	(b)	0.47	—	—	11.41
Year Ended September 30, 2010	8.89	(0.08)(a)	2.13	(b)	2.05	—	—	10.94
Year Ended September 30, 2009	10.18	(0.04)(a)	(1.17)	(b)	(1.21)	(0.08)	(0.08)	8.89
Year Ended September 30, 2008	13.90	(0.09)(a)	(2.52)	(b)	(2.61)	(1.11)	(1.11)	10.18
Year Ended September 30, 2007	12.47	(0.10)(a)	1.88	(b)	1.78	(0.35)	(0.35)	13.90
Class I
Six Months Ended March 31, 2012 (Unaudited)	$11.95	(0.04)(a)	3.27	(b)	3.23	—	—	$15.18
Year Ended September 30, 2011	11.43	(0.07)(a)	0.59	(b)	0.52	—	—	11.95
Year Ended September 30, 2010	9.27	(0.06)(a)	2.22	(b)	2.16	—	—	11.43
Year Ended September 30, 2009	10.58	(0.02)(a)	(1.21)	(b)	(1.23)	(0.08)	(0.08)	9.27
Year Ended September 30, 2008	14.36	(0.06)(a)	(2.61)	(b)	(2.67)	(1.11)	(1.11)	10.58
Year Ended September 30, 2007	12.85	(0.07)(a)	1.93	(b)	1.86	(0.35)	(0.35)	14.36
Class C
Six Months Ended March 31, 2012 (Unaudited)	$10.73	(0.10)(a)	2.94	(b)	2.84	—	—	$13.57
Year Ended September 30, 2011	10.38	(0.18)(a)	0.53	(b)	0.35	—	—	10.73
Year Ended September 30, 2010	8.50	(0.14)(a)	2.02	(b)	1.88	—	—	10.38
Year Ended September 30, 2009	9.81	(0.09)(a)	(1.14)	(b)	(1.23)	(0.08)	(0.08)	8.50
Year Ended September 30, 2008	13.53	(0.18)(a)	(2.43)	(b)	(2.61)	(1.11)	(1.11)	9.81
Year Ended September 30, 2007	12.24	(0.19)(a)	1.83	(b)	1.64	(0.35)	(0.35)	13.53
Class S
Six Months Ended March 31, 2012 (Unaudited)	$11.95	(0.04)(a)	3.27	(b)	3.23	—	—	$15.18
Year Ended September 30, 2011	11.43	(0.07)(a)	0.59	(b)	0.52	—	—	11.95
Year Ended September 30, 2010	9.28	(0.06)(a)	2.21	(b)	2.15	—	—	11.43
Year Ended September 30, 2009	10.59	(0.02)(a)	(1.21)	(b)	(1.23)	(0.08)	(0.08)	9.28
Year Ended September 30, 2008	14.38	(0.06)(a)	(2.62)	(b)	(2.68)	(1.11)	(1.11)	10.59
Year Ended September 30, 2007	12.86	(0.07)(a)	1.94	(b)	1.87	(0.35)	(0.35)	14.38

(a) Per share net investment income (loss) has been calculated using the average daily shares method.	(b) Less than $0.01 or $(0.01) per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2012 (Unaudited)	26.93%(a)	$30,637	1.35%(b)	(0.81%)(b)	1.62%(b)	4%
Year Ended September 30, 2011	4.21%	23,593	1.35%	(0.75%)	1.61%	13%
Year Ended September 30, 2010	23.06%	21,940	1.35%	(0.81%)	1.79%	89%
Year Ended September 30, 2009	(11.61%)	19,421	1.35%	(0.47%)	1.88%	62%
Year Ended September 30, 2008	(20.14%)	25,483	1.32%	(0.74%)	1.68%	46%
Year Ended September 30, 2007	14.52%	33,887	1.35%	(0.78%)	1.72%	31%
Class I
Six Months Ended March 31, 2012 (Unaudited)	27.03%(a)	$36,716	1.10%(b)	(0.56%)(b)	1.37%(b)	4%
Year Ended September 30, 2011	4.55%	33,835	1.10%	(0.49%)	1.35%	13%
Year Ended September 30, 2010	23.30%	41,121	1.10%	(0.57%)	1.54%	89%
Year Ended September 30, 2009	(11.36%)	40,098	1.10%	(0.21%)	1.38%	62%
Year Ended September 30, 2008	(19.95%)	60,998	1.07%	(0.48%)	1.19%	46%
Year Ended September 30, 2007	14.89%	75,721	1.10%	(0.53%)	1.21%	31%
Class C
Six Months Ended March 31, 2012 (Unaudited)	26.47%(a)	$50	2.10%(b)	(1.57%)(b)	2.37%(b)	4%
Year Ended September 30, 2011	3.37%	40	2.09%	(1.49%)	2.36%	13%
Year Ended September 30, 2010	22.12%	67	2.09%	(1.57%)	2.53%	89%
Year Ended September 30, 2009	(12.26%)	98	2.10%	(1.21%)	2.38%	62%
Year Ended September 30, 2008	(20.72%)	129	2.07%	(1.52%)	2.16%	46%
Year Ended September 30, 2007	13.73%	1,265	2.10%	(1.52%)	2.23%	31%
Class S
Six Months Ended March 31, 2012 (Unaudited)	27.03%(a)	$1,686	1.10%(b)	(0.56%)(b)	1.37%(b)	4%
Year Ended September 30, 2011	4.55%	1,227	1.10%	(0.52%)	1.35%	13%
Year Ended September 30, 2010	23.17%	1,822	1.10%	(0.56%)	1.54%	89%
Year Ended September 30, 2009	(11.35%)	1,501	1.10%	(0.22%)	1.38%	62%
Year Ended September 30, 2008	(19.94%)	1,495	1.06%	(0.49%)	1.18%	46%
Year Ended September 30, 2007	14.88%	1,878	1.10%	(0.53%)	1.21%	31%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Not Annualized.	(b) Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2012 (Unaudited)	$14.27	(0.01)(a)	4.32	(b)	4.31	—	—	—	$18.58
Year Ended September 30, 2011	14.43	(0.07)(a)	(0.09)	(b)	(0.16)	—	—	—	14.27
Year Ended September 30, 2010	13.37	(0.05)(a)	1.11	(b)	1.06	—	—	—	14.43
Year Ended September 30, 2009	16.95	(0.02)(a)	(1.98)	(b)	(2.00)	—	(1.58)	(1.58)	13.37
Year Ended September 30, 2008	25.86	(0.08)(a)	(5.31)	(b)	(5.39)	(0.02)	(3.50)	(3.52)	16.95
Year Ended September 30, 2007	25.12	0.03(a)	2.95	(b)	2.98	—	(2.24)	(2.24)	25.86
Class I
Six Months Ended March 31, 2012 (Unaudited)	$14.53	0.06(a)	4.36	(b)	4.42	—	—	—	$18.95
Year Ended September 30, 2011	14.67	(0.04)(a)	(0.10)	(b)	(0.14)	—	—	—	14.53
Year Ended September 30, 2010	13.57	(0.01)(a)	1.11	(b)	1.10	—	—	—	14.67
Year Ended September 30, 2009	17.13	0.01(a)	(1.99)	(b)	(1.98)	—	(1.58)	(1.58)	13.57
Year Ended September 30, 2008	26.10	(0.04)(a)	(5.34)	(b)	(5.38)	(0.09)	(3.50)	(3.59)	17.13
Year Ended September 30, 2007	25.31	0.09(a)	2.96	(b)	3.05	(0.02)	(2.24)	(2.26)	26.10
Class C
Six Months Ended March 31, 2012 (Unaudited)	$13.28	(0.07)(a)	4.01	(b)	3.94	—	—	—	$17.22
Year Ended September 30, 2011	13.53	(0.19)(a)	(0.06)	(b)	(0.25)	—	—	—	13.28
Year Ended September 30, 2010	12.64	(0.14)(a)	1.03	(b)	0.89	—	—	—	13.53
Year Ended September 30, 2009	16.25	(0.10)(a)	(1.93)	(b)	(2.03)	—	(1.58)	(1.58)	12.64
Year Ended September 30, 2008	25.09	(0.22)(a)	(5.12)	(b)	(5.34)	—	(3.50)	(3.50)	16.25
Year Ended September 30, 2007	24.62	(0.16)(a)	2.87	(b)	2.71	—	(2.24)	(2.24)	25.09
Class S
Six Months Ended March 31, 2012 (Unaudited)	$14.53	0.01(a)	4.41	(b)	4.42	—	—	—	$18.95
Year Ended September 30, 2011	14.66	(0.04)(a)	(0.09)	(b)	(0.13)	—	—	—	14.53
Year Ended September 30, 2010	13.56	(0.01)(a)	1.11	(b)	1.10	—	—	—	14.66
Year Ended September 30, 2009	17.12	0.01(a)	(1.99)	(b)	(1.98)	—	(1.58)	(1.58)	13.56
Year Ended September 30, 2008	26.09	(0.04)(a)	(5.34)	(b)	(5.38)	(0.09)	(3.50)	(3.59)	17.12
Year Ended September 30, 2007	25.30	0.09(a)	2.96	(b)	3.05	(0.02)	(2.24)	(2.26)	26.09

(a) Per share net investment income (loss) has been calculated using the average daily shares method.	(b) Less than $0.01 or $(0.01) per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2012 (Unaudited)	30.20%(a)	$1,458	1.33%(b)	(0.10%)(b)	1.61%(b)	4%
Year Ended September 30, 2011	(1.11%)	1,320	1.33%	(0.44%)	1.57%	27%
Year Ended September 30, 2010	7.93%	2,426	1.33%	(0.35%)	1.76%	22%
Year Ended September 30, 2009	(8.83%)	3,320	1.33%	(0.15%)	2.01%	20%
Year Ended September 30, 2008	(23.07%)	6,398	1.33%	(0.43%)	1.80%	23%
Year Ended September 30, 2007	12.40%	18,933	1.33%	0.09%	1.80%	22%
Class I
Six Months Ended March 31, 2012 (Unaudited)	30.42%(a)	$22	0.98%(b)	0.68%(b)	1.26%(b)	4%
Year Ended September 30, 2011	(0.96%)	3,378	1.08%	(0.25%)	1.29%	27%
Year Ended September 30, 2010	8.11%	25,999	1.08%	(0.10%)	1.51%	22%
Year Ended September 30, 2009	(8.60%)	25,543	1.08%	0.06%	1.50%	20%
Year Ended September 30, 2008	(22.82%)	29,388	1.08%	(0.19%)	1.31%	23%
Year Ended September 30, 2007	12.62%	43,096	1.08%	0.35%	1.30%	22%
Class C
Six Months Ended March 31, 2012 (Unaudited)	29.67%(a)	$468	2.08%(b)	(0.84%)(b)	2.36%(b)	4%
Year Ended September 30, 2011	(1.85%)	424	2.08%	(1.21%)	2.32%	27%
Year Ended September 30, 2010	7.04%	568	2.08%	(1.10%)	2.51%	22%
Year Ended September 30, 2009	(9.47%)	778	2.08%	(0.92%)	2.50%	20%
Year Ended September 30, 2008	(23.61%)	1,269	2.08%	(1.19%)	2.30%	23%
Year Ended September 30, 2007	11.50%	2,356	2.08%	(0.66%)	2.30%	22%
Class S
Six Months Ended March 31, 2012 (Unaudited)	30.42%(a)	$106,691	1.08%(b)	0.15%(b)	1.36%(b)	4%
Year Ended September 30, 2011	(0.89%)	88,064	1.08%	(0.21%)	1.32%	27%
Year Ended September 30, 2010	8.11%	110,248	1.08%	(0.10%)	1.51%	22%
Year Ended September 30, 2009	(8.60%)	117,009	1.08%	0.08%	1.51%	20%
Year Ended September 30, 2008	(22.83%)	160,478	1.08%	(0.19%)	1.31%	23%
Year Ended September 30, 2007	12.62%	281,867	1.08%	0.33%	1.30%	22%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) Not Annualized.	(b) Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2012 (Unaudited)	$20.02	(0.03)(a)	5.95	(b)	5.92	—	(1.40)	(1.40)	$24.54
Year Ended September 30, 2011	19.99	(0.09)(a)	0.12	(b)	0.03	—	—	—	20.02
Year Ended September 30, 2010	17.04	(0.09)(a)	3.04	(b)	2.95	—	—	—	19.99
Year Ended September 30, 2009	21.27	(0.03)(a)	(2.17)	(b)	(2.20)	—	(2.03)	(2.03)	17.04
Year Ended September 30, 2008	31.72	(0.17)(a)	(4.79)	(b)	(4.96)	—	(5.49)	(5.49)	21.27
Year Ended September 30, 2007	31.74	0.16(a)	3.34	(b)	3.50	(0.11)	(3.41)	(3.52)	31.72
Class C
Six Months Ended March 31, 2012 (Unaudited)	$18.72	(0.10)(a)	5.54	(b)	5.44	—	(1.40)	(1.40)	$22.76
Year Ended September 30, 2011	18.83	(0.22)(a)	0.11	(b)	(0.11)	—	—	—	18.72
Year Ended September 30, 2010	16.18	(0.22)(a)	2.87	(b)	2.65	—	—	—	18.83
Year Ended September 30, 2009	20.47	(0.13)(a)	(2.13)	(b)	(2.26)	—	(2.03)	(2.03)	16.18
Year Ended September 30, 2008	30.86	(0.34)(a)	(4.56)	(b)	(4.90)	—	(5.49)	(5.49)	20.47
Year Ended September 30, 2007	31.08	(0.12)(a)	3.31	(b)	3.19	—	(3.41)	(3.41)	30.86
Class S
Six Months Ended March 31, 2012 (Unaudited)	$20.49	—(a)(b)	6.09	(b)	6.09	—	(1.40)	(1.40)	$25.18
Year Ended September 30, 2011	20.41	(0.02)(a)	0.10	(b)	0.08	—	—	—	20.49
Year Ended September 30, 2010	17.35	(0.04)(a)	3.10	(b)	3.06	—	—	—	20.41
Year Ended September 30, 2009	21.55	0.01(a)	(2.18)	(b)	(2.17)	—	(2.03)	(2.03)	17.35
Year Ended September 30, 2008	31.94	(0.11)(a)	(4.75)	(b)	(4.86)	(0.04)	(5.49)	(5.53)	21.55
Year Ended September 30, 2007	31.95	0.23(a)	3.36	(b)	3.59	(0.19)	(3.41)	(3.60)	31.94

(a) Per share net investment income (loss) has been calculated using the average daily shares method.	(b) Less than $0.01 or $(0.01) per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2012 (Unaudited)	30.24%(a)	$2,745	1.30%(b)	(0.22%)(b)	1.77%(b)	19%
Year Ended September 30, 2011	0.20%	1,420	1.30%	(0.37%)	1.80%	40%
Year Ended September 30, 2010	17.31%	519	1.47%†	(0.48%)	2.28%	31%
Year Ended September 30, 2009	(7.07%)	656	1.55%	(0.20%)	2.65%	47%
Year Ended September 30, 2008	(17.15%)	1,046	1.54%	(0.71%)	2.27%	47%
Year Ended September 30, 2007	11.86%	1,401	1.55%	0.49%	2.13%	44%
Class C
Six Months Ended March 31, 2012 (Unaudited)	29.83%(a)	$117	2.06%(b)	(0.95%)(b)	2.52%(b)	19%
Year Ended September 30, 2011	(0.58%)	32	2.05%	(1.02%)	2.56%	40%
Year Ended September 30, 2010	16.38%	86	2.23%†	(1.26%)	2.99%	31%
Year Ended September 30, 2009	(7.70%)	297	2.30%	(0.96%)	3.16%	47%
Year Ended September 30, 2008	(17.52%)	384	2.29%	(1.47%)	2.76%	47%
Year Ended September 30, 2007	11.01%	570	2.30%	(0.41%)	2.62%	44%
Class S
Six Months Ended March 31, 2012 (Unaudited)	30.44%(a)	$53,649	1.05%(b)	0.02%(b)	1.51%(b)	19%
Year Ended September 30, 2011	0.39%	42,647	1.05%	(0.09%)	1.54%	40%
Year Ended September 30, 2010	17.64%	43,441	1.22%†	(0.21%)	2.04%	31%
Year Ended September 30, 2009	(6.81%)	40,205	1.30%	0.04%	2.16%	47%
Year Ended September 30, 2008	(16.68%)	45,905	1.29%	(0.46%)	1.76%	47%
Year Ended September 30, 2007	12.10%	65,771	1.30%	0.70%	1.62%	44%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
†	Beginning May 26, 2010, the net operating expenses were contractually limited to 1.30%, 2.05% and 1.05% of average daily net assets for Class A, Class C, and Class S respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2010.

(a) Not Annualized.	(b) Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2012 (Unaudited)	$14.30	0.05(a)	4.06	(b)	4.11	(0.05)	—	(0.05)	$18.36
Year Ended September 30, 2011	14.59	0.05(a)	(0.32)	(b)	(0.27)	(0.02)	—	(0.02)	14.30
Year Ended September 30, 2010	13.15	0.02(a)	1.44	(b)	1.46	(0.02)	—	(0.02)	14.59
Year Ended September 30, 2009	16.38	0.05(a)	(2.30)	(b)	(2.25)	(0.03)	(0.95)	(0.98)	13.15
Year Ended September 30, 2008	22.34	0.05(a)	(4.49)	(b)	(4.44)	(0.02)	(1.50)	(1.52)	16.38
Year Ended September 30, 2007	22.17	0.03(a)	1.68	(b)	1.71	—	(1.54)	(1.54)	22.34
Class C
Six Months Ended March 31, 2012 (Unaudited)	$13.57	(0.01)(a)	3.85	(b)	3.84	—	—	—	$17.41
Year Ended September 30, 2011	13.93	(0.08)(a)	(0.28)	(b)	(0.36)	—	—	—	13.57
Year Ended September 30, 2010	12.64	(0.08)(a)	1.37	(b)	1.29	—	—	—	13.93
Year Ended September 30, 2009	15.86	(0.03)(a)	(2.24)	(b)	(2.27)	—	(0.95)	(0.95)	12.64
Year Ended September 30, 2008	21.82	(0.08)(a)	(4.38)	(b)	(4.46)	—	(1.50)	(1.50)	15.86
Year Ended September 30, 2007	21.84	(0.13)(a)	1.65	(b)	1.52	—	(1.54)	(1.54)	21.82
Class S
Six Months Ended March 31, 2012 (Unaudited)	$14.33	0.07(a)	4.06	(b)	4.13	(0.11)	—	(0.11)	$18.35
Year Ended September 30, 2011	14.62	0.08(a)	(0.30)	(b)	(0.22)	(0.07)	—	(0.07)	14.33
Year Ended September 30, 2010	13.19	0.05(a)	1.44	(b)	1.49	(0.06)	—	(0.06)	14.62
Year Ended September 30, 2009	16.47	0.08(a)	(2.32)	(b)	(2.24)	(0.09)	(0.95)	(1.04)	13.19
Year Ended September 30, 2008	22.47	0.10(a)	(4.52)	(b)	(4.42)	(0.08)	(1.50)	(1.58)	16.47
Year Ended September 30, 2007	22.27	0.09(a)	1.68	(b)	1.77	(0.03)	(1.54)	(1.57)	22.47

(a) Per share net investment income (loss) has been calculated using the average daily shares method.	(b) Less than $0.01 or $(0.01) per share.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate***
Class A
Six Months Ended March 31, 2012 (Unaudited)	28.77%(a)	$4,421	1.32%(b)	0.57%(b)	1.64%(b)	4%
Year Ended September 30, 2011	(1.85%)	3,852	1.32%	0.28%	1.60%	2%
Year Ended September 30, 2010	11.12%	6,968	1.32%	0.12%	1.64%	9%
Year Ended September 30, 2009	(11.74%)	8,358	1.32%	0.50%	1.87%	17%
Year Ended September 30, 2008	(20.74%)	19,641	1.31%	0.29%	1.74%	18%
Year Ended September 30, 2007	7.68%	43,004	1.32%	0.14%	1.78%	17%
Class C
Six Months Ended March 31, 2012 (Unaudited)	28.30%(a)	$697	2.07%(b)	(0.18%)(b)	2.39%(b)	4%
Year Ended September 30, 2011	(2.58%)	613	2.07%	(0.51%)	2.35%	2%
Year Ended September 30, 2010	10.21%	850	2.07%	(0.63%)	2.39%	9%
Year Ended September 30, 2009	(12.36%)	1,124	2.07%	(0.25%)	2.37%	17%
Year Ended September 30, 2008	(21.34%)	1,723	2.06%	(0.45%)	2.23%	18%
Year Ended September 30, 2007	6.89%	3,981	2.07%	(0.60%)	2.28%	17%
Class S
Six Months Ended March 31, 2012 (Unaudited)	28.89%(a)	$125,916	1.07%(b)	0.82%(b)	1.39%(b)	4%
Year Ended September 30, 2011	(1.59%)	105,991	1.07%	0.51%	1.35%	2%
Year Ended September 30, 2010	11.33%	145,979	1.07%	0.37%	1.39%	9%
Year Ended September 30, 2009	(11.47%)	162,465	1.07%	0.76%	1.37%	17%
Year Ended September 30, 2008	(20.53%)	261,041	1.07%	0.56%	1.26%	18%
Year Ended September 30, 2007	7.95%	318,947	1.07%	0.39%	1.27%	17%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
***	Portfolio turnover rate is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
(a)	Not Annualized.
(b)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Mid Cap Value Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Six Months Ended March 31, 2012 (Unaudited)	$9.42	0.06(a)	3.06	—	3.12	(0.10)	(1.76)	(1.86)	$10.68
Year Ended September 30, 2011	10.80	0.13(a)	(0.52)	—	(0.39)	(0.47)	(0.52)	(0.99)	9.42
Period Ended September 30, 2010(b)	10.00	0.02(a)	0.78	—	0.80	—	—	—	10.80

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from December 31, 2009 (commencement of operations) to September 30, 2010.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

RBC Mid Cap Value Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return*	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets**	Portfolio Turnover Rate
Class I
Six Months Ended March 31, 2012 (Unaudited)	36.06%(a)	$2,258	0.90%(b)	1.07%(b)	5.66%(b)	86%
Year Ended September 30, 2011	(5.35%)	1,659	0.90%	1.12%	5.59%	174%
Period Ended September 30, 2010(c)	8.00%(a)	1,753	0.90%(b)	0.26%(b)	12.64%(b)	161%

*	Excludes sales charge.
**	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a) Not Annualized	(c) For the period from December 31, 2009 (commencement of operations) to September 30, 2010.
(b)	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)

1.Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This annual report includes the following five investment portfolios (“Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

The SMID Cap Growth and Enterprise Funds offer four share classes: Class A, Class C, Class I and Class S shares. The Small Cap Core and Microcap Value Funds offer three share classes: Class A, Class C, and Class S shares. The Mid Cap Value Fund offers Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class C shares are offered at net asset value (i.e. no front-end sales charge), but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class I shares (intended for investors meeting certain investment minimum thresholds) and Class S shares (available to investors purchasing shares directly from the Funds’ transfer agent) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates or of BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the co-administrator.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange.

Security Valuation:

Equity securities are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board of Trustees (the “Board”). Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the valuation time. Valuation time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated, the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Funds’ approved pricing and valuation procedures to determine a security’s fair value. These procedures are also used to determine the fair value of a security if a significant event occurs that materially affects the value of the security. Bonds and other fixed income securities, including TBA commitments, are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)

factors such as institutional-size trading in similar groups of securities yield, quality, coupon rate, maturity and type of issue. Investments in open-end investment companies are valued at net asset value. Short-term securities with less than 60 days to maturity at time of purchase are valued at amortized cost.

Fair Value Measurements:

Various input levels are used in determining the fair value of investments which are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active.

• Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2012 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Investments in Securities
SMID Cap Growth Fund	$68,411,358	(a)	$—	$888,250	$69,299,608
Enterprise Fund	108,601,832	(a)	—	601,862	109,203,694
Small Cap Core Fund	56,388,178	(a)	—	—	56,388,178
Microcap Value Fund	130,993,266	(a)	—	—	130,993,266
Mid Cap Value Fund	2,299,240	(a)	—	—	2,299,240

(a) The breakdown of the Funds’ investments into major categories is disclosed in the Schedules of Portfolio Investments.

The Funds did not have any liabilities that were measured at fair value on a recurring basis at March 31, 2012.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	SMID Cap Growth Fund	Enterprise Fund	Microcap Value Fund
	(Common Stocks Information Technology)	(Common Stocks Industrials)	(Common Stocks Energy)
Balance as of 09/30/11 (value)	$ —	$601,862	$ —
Transfers in	840,112	—	6,287
Net sales	(102,542)	—	—
Realized gain (loss)	(89)	—	—
Change in unrealized appreciation (depreciation) *	150,769	—	(6,287)

Balance as of 03/31/12 (value)	$ 888,250	$601,862	$ —

NOTES TO FINANCIAL STATEMENTS

* Net change in unrealized appreciation/(depreciation) in level 3 securities still held at March 31, 2012.

During the six months ended March 31, 2012, the Funds recognized no transfers to/from level 1 or 2. The Fund’s policy is to recognize transfers between level 1, level 2 and level 3 at the end of the year utilizing fair value at the beginning of the year.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Adviser has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default. There were no Repurchase Agreements held at March 31, 2012.

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or adviser fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution.

NOTES TO FINANCIAL STATEMENTS

Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, foreign currency transactions, distribution redesignations and prior year spillbacks ), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%
Enterprise Fund	Up to $30 million	1.00%
	Over $30 million	0.90%
Small Cap Core Fund	Up to $30 million	1.00%
	Over $30 million	0.90%
Microcap Value Fund	All Net Assets	0.90%
Mid Cap Value Fund	All Net Assets	0.70%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Class S shares of each Fund and Class I shares of each Fund (except Small Cap Core Fund and Microcap Value Fund, which do not offer Class I shares) to the following levels. This expense limitation agreement is in place until January 31, 2013.

Annual Rate
SMID Cap Growth Fund	1.10%
Enterprise Fund	1.08%
Small Cap Core Fund	1.05%
Microcap Value Fund	1.07%
Mid Cap Value Fund	0.90%

Classes A and C vary from these limits only by the addition of class-specific 12b-1 fees. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC GAM (US), any expenses in excess of the expense limitation and repay RBC GAM (US) such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation stated above. At March 31, 2012, the amounts subject to possible recoupment under the expense limitation agreement are $193,109, $293,013, $245,994, $369,225 and $103,009 for SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Microcap Value Fund and Mid Cap Value Fund, respectively.

RBC GAM (US) may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

NOTES TO FINANCIAL STATEMENTS

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) receives from each Fund a fee, payable monthly, at the annual rate of 0.075% of each Fund’s average daily net assets. BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net assets. RBC GAM (US)’s fee is listed as “Administration fees” in the Statements of Operations. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the adviser or the co-administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The RBC Funds currently pay the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the adviser, administrator or distributor) an annual retainer of $32,500. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,000 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, and a $1,500 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

4. Fund Distribution

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan; and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class.

	Class A	Class C
12b-1 Plan Fee	0.25%*	1.00%

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board of Trustees has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

For the six months ended March 31, 2012, the Distributor received commissions of $992 from front-end sales charges of Class A and Class C shares of the Funds, of which $25 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor received no CDSC fees from Class A and Class C shares of the Funds during the six months ended March 31, 2012.

5. Securities Transactions

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the six months ended March 31, 2012 were as follows:

NOTES TO FINANCIAL STATEMENTS

	Purchases	Sales
SMID Cap Growth Fund	$2,281,492	$8,744,126
Enterprise Fund	3,614,695	14,733,607
Small Cap Core Fund	10,048,928	11,463,568
Microcap Value Fund	4,852,812	14,200,368
Mid Cap Value Fund	1,720,459	1,725,959

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, certain of the Funds use directed brokerage transactions through LJR Recapture Services (“LJR”) and its correspondent brokers. A portion of the commissions paid for portfolio transactions under this program are reimbursed to the Funds and are recorded as net realized gains from investment transactions in the financial statements.

6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$3,333,432	$4,677,538	$2,730	$18,460
Cost of shares redeemed	(2,674,692)	(3,948,963)	(240,539)	(1,258,647)

Change in Class A	$658,740	$728,575	$(237,809)	$(1,240,187)

Class I
Proceeds from shares issued	$45,560	$2,566,987	$2,389	$2,471,463
Cost of shares redeemed	(6,013,661)	(12,819,670)	(4,030,278)	(31,448,360)

Change in Class I	$(5,968,101)	$(10,252,683)	$(4,027,889)	$(28,976,897)

Class C
Proceeds from shares issued	$—	$—	$600	$3,534
Cost of shares redeemed	—	(30,520)	(73,551)	(163,037)

Change in Class C	$—	$(30,520)	$(72,951)	$(159,503)

Class S
Proceeds from shares issued	$184,012	$151,538	$297,245	$920,975
Cost of shares redeemed	(74,132)	(815,757)	(7,408,553)	(24,931,097)

Change in Class S	$109,880	$(664,219)	$(7,111,308)	$(24,010,122)

Change in net assets resulting from capital transactions	$(5,199,481)	$(10,218,847)	$(11,449,957)	$(54,386,709)

SHARE TRANSACTIONS:
Class A
Issued	261,269	380,703	160	1,143
Redeemed	(211,662)	(318,977)	(14,195)	(76,730)

Change in Class A	49,607	61,726	(14,035)	(75,587)

Class I
Issued	3,201	209,055	99	147,155
Redeemed	(417,030)	(973,857)	(231,358)	(1,687,334)

Change in Class I	(413,829)	(764,802)	(231,259)	(1,540,179)

NOTES TO FINANCIAL STATEMENTS

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011
	(Unaudited)		(Unaudited)

(cont.)
Class C
Issued	—	—	39	230
Redeemed	—	(2,724)	(4,763)	(10,321)

Change in Class C	—	(2,724)	(4,724)	(10,091)

Class S
Issued	13,381	11,688	17,492	54,520
Redeemed	(5,082)	(68,328)	(446,597)	(1,515,262)

Change in Class S	8,299	(56,640)	(429,105)	(1,460,742)

Change in shares resulting from capital transactions	(355,923)	(762,440)	(679,123)	(3,086,599)

	Small Cap Core Fund		Microcap Value Fund
	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011
	(Unaudited)		(Unaudited)

CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,016,961	$1,186,176	$127,590	$407,665
Distributions reinvested	111,284	—	10,572	8,348
Cost of shares redeemed	(189,061)	(163,399)	(603,886)	(3,901,379)

Change in Class A	$939,184	$1,022,777	$(465,724)	$(3,485,366)

Class C
Proceeds from shares issued	$75,000	$—	$10,568	$21,358
Distributions reinvested	2,164	—	—	—
Cost of shares redeemed	(6,609)	(62,360)	(95,823)	(270,146)

Change in Class C	$70,555	$(62,360)	$(85,255)	$(248,788)

Class S
Proceeds from shares issued	$6,723,954	$8,444,857	$3,726,249	$19,339,282
Distributions reinvested	3,042,812	—	720,371	570,504
Cost of shares redeemed	(8,829,842)	(9,668,033)	(13,153,425)	(61,403,419)

Change in Class S	$936,924	$(1,223,176)	$(8,706,805)	$(41,493,633)

Change in net assets resulting from capital transactions	$1,946,663	$(262,759)	$(9,257,784)	$(45,227,787)

NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund
	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011
	(Unaudited)		(Unaudited)

(cont.)
SHARE TRANSACTIONS:
Class A
Issued	43,905	52,269	7,466	24,731
Reinvested	5,013	—	648	494
Redeemed	(7,989)	(7,296)	(36,650)	(233,524)

Change in Class A	40,929	44,973	(28,536)	(208,299)

Class C
Issued	3,630	—	657	1,344
Reinvested	105	—	—	—
Redeemed	(314)	(2,827)	(5,822)	(17,148)

Change in Class C	3,421	(2,827)	(5,165)	(15,804)

Class S
Issued	278,846	364,008	217,492	1,164,529
Reinvested	133,691	—	44,249	33,798
Redeemed	(362,828)	(411,447)	(799,524)	(3,787,473)

Change in Class S	49,709	(47,439)	(537,783)	(2,589,146)

Change in shares resulting from capital transactions	94,059	(5,293)	(571,484)	(2,813,249)

	Mid Cap Value Fund
	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011
	(Unaudited)
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$75	$—
Distributions reinvested	327,014	160,268
Cost of shares redeemed	(66)	—

Change in net assets resulting from capital transactions	$327,023	$160,268

SHARE TRANSACTIONS:
Class I
Issued	7	—
Reinvested	35,238	13,816
Redeemed	(7)	—

Change in shares resulting from capital transactions	35,238	13,816

7. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

NOTES TO FINANCIAL STATEMENTS

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the tax years ended September 30 of the years 2008, 2009, 2010 and 2011), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of March 31, 2012, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$46,103,370	$25,367,223	$(2,170,985)	$23,196,238
Enterprise Fund	77,741,407	39,232,758	(7,770,471)	31,462,287
Small Cap Core Fund	39,969,110	18,787,991	(2,368,923)	16,419,068
Microcap Value Fund	138,486,532	34,102,957	(41,596,223)	(7,493,266)
Mid Cap Value Fund	2,123,461	245,140	(69,361)	175,779

The tax character of distributions during the fiscal year ended September 31, 2011 was as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$—	$ —	$ —
Enterprise Fund	—	—	—	—
Small Cap Core Fund	—	—	—	—
Microcap Value Fund	597,770	—	597,770	597,770
Mid Cap Value Fund	160,268	—	160,268	160,268

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2012.

As of September 30, 2011, the Funds had capital loss carryforwards for federal income tax purposes as follows:

	Capital Loss Carryforward	Expires
SMID Cap Growth Fund	$43,316	2018

Enterprise Fund	11,423,141	2018

Microcap Value Fund	20,379,007	2018

The Regulated Investment Company Modernization Act of 2010 (The “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year beginning after September 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds will be contained within this section of the Funds’ fiscal year ending September 30, 2012 financial statements.

NOTES TO FINANCIAL STATEMENTS

8. Market Timing

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, and may also limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Adviser. This redemption fee is not charged in certain situations, such as where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the statements of changes in net assets.

During the six months ended March 31, 2012, the redemption fees collected by the Funds which are included in the cost of shares redeemed on the statement of changes in net assets are as follows:

Redemption Fees
SMID Cap Growth Fund	$ 3
Enterprise Fund	5
Small Cap Core Fund	39
Microcap Value Fund	33,791
Mid Cap Value Fund	—

9. Soft Dollars

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. Federal securities laws permit a fund advisor to incur commission charges on behalf of a Fund that are higher than another broker dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM (US) has a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds’ securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. As of March 31, 2012, certain of the Funds used soft dollar arrangements on a limited basis. Fund management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Subsequent Events

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

SHARE CLASS INFORMATION (UNAUDITED)

The RBC Equity Funds offer up to four share classes. These four share classes are the A, C, I, and S classes.

For an investor purchasing RBC Funds shares through a financial services intermediary, the question as to which share class, A or C, is the better choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

Class A

Class A shares of all Funds except Mid Cap Value are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee. Class A shares have a higher up-front sales charge (load) than Class C shares, but a lower annual expense ratio.

Class C

Class C shares of all Funds except Mid Cap Value are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class C shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) C Class shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. Class C shares have a lower up-front sales charge (load) than Class A shares, but due to the higher service and distribution fee, have higher annual expenses than A Class shares.

Class S

Class S shares of all Funds except Mid Cap Value are available to investors purchasing shares directly through the Fund or its agent, U.S. Bancorp Fund Services LLC, or through certain fee-based programs of broker-dealers or registered investment advisors. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class I

Class I shares are available in the SMID Cap Growth, Enterprise and Mid Cap Value Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 through March 31, 2012.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Expenses Paid During Period* 10/1/11-3/31/12	Annualized Expense Ratio During Period 10/1/11-3/31/12

SMID Cap Growth Fund	Class A	$1,000.00	$1,269.30	$ 7.62	1.35%
	Class I	1,000.00	1,270.30	6.21	1.10%
	Class C	1,000.00	1,264.70	11.82	2.10%
	Class S	1,000.00	1,270.30	6.21	1.10%

Enterprise Fund	Class A	1,000.00	1,302.00	7.61	1.33%
	Class I	1,000.00	1,304.20	5.61	0.98%
	Class C	1,000.00	1,296.70	11.88	2.08%
	Class S	1,000.00	1,304.20	6.19	1.08%

Small Cap Core Fund	Class A	1,000.00	1,302.40	7.44	1.30%
	Class C	1,000.00	1,298.30	11.77	2.06%
	Class S	1,000.00	1,304.40	6.02	1.05%

Microcap Value Fund	Class A	1,000.00	1,287.70	7.51	1.32%
	Class C	1,000.00	1,283.00	11.75	2.07%
	Class S	1,000.00	1,288.90	6.09	1.07%

Mid Cap Value Fund	Class I	1,000.00	1,360.60	5.28	0.90%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/366 (to reflect one-half year period).

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/2011	Ending Account Value 3/31/2012	Expenses Paid During Period* 10/1/11-3/31/12	Annualized Expense Ratio During Period 10/1/11-3/31/12

SMID Cap Growth Fund	Class A	$1,000.00	$1,018.15	$6.77	1.35%
	Class I	1,000.00	1,019.39	5.52	1.10%
	Class C	1,000.00	1,014.42	10.52	2.10%
	Class S	1,000.00	1,019.39	5.52	1.10%

Enterprise Fund	Class A	1,000.00	1,018.25	6.67	1.33%
	Class I	1,000.00	1,019.99	4.92	0.98%
	Class C	1,000.00	1,014.52	10.42	2.08%
	Class S	1,000.00	1,019.49	5.42	1.08%

Small Cap Core Fund	Class A	1,000.00	1,018.40	6.52	1.30%
	Class C	1,000.00	1,014.62	10.32	2.06%
	Class S	1,000.00	1,019.64	5.27	1.05%

Microcap Value Fund	Class A	1,000.00	1,018.30	6.62	1.32%
	Class C	1,000.00	1,014.57	10.37	2.07%
	Class S	1,000.00	1,019.54	5.37	1.07%

Mid Cap Value Fund	Class I	1,000.00	1,020.39	4.52	0.90%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/366 (to reflect one-half year period).

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2012.

NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE

RBC Global Asset Management, Inc. serves as investment adviser for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EQ SAR 03-12

MONEY MARKET PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”), serves as the investment advisor to the RBC Funds. RBC GAM (US) employs a team approach to the management of each of the Money Market Funds, with no individual team member being solely responsible for the investment decisions. Each Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

John M. Huber, CFA

Senior Managing Director, Chief Investment Officer — Fixed Income

John Huber oversees RBC GAM (US)’s fixed income research and portfolio management efforts. He is a member of the firm’s Executive Committee. John joined RBC GAM (US) in 2001 from Galliard Capital Management where he was a founding member and principal. Before that, John was a portfolio manager at Norwest Investment Management, where he began his career in the capital markets group in 1990. He earned a BA from the University of Iowa and an MBA in Finance from the University of Minnesota Carlson School of Management. John acts as an advisor to the Carlson Funds Enterprise for the University of Minnesota. He is also a board member of the Minneapolis Downtown YMCA. John is a CFA charterholder and a member of the CFA Society of Minnesota.

John M. Huber, CFA

Raye C. Kanzenbach, CFA

Senior Managing Director, Senior Portfolio Manager

Raye Kanzenbach leads the Municipal Research Team within RBC GAM (US)’s fixed income group. Raye has extensive experience researching and investing in municipal securities. His research responsibilities include tax-exempt money market securities, general obligations, and revenue bonds. Before joining RBC GAM (US) in 1983, Raye worked at First Bank, where he managed the firm’s municipal and money market trust funds. He was also previously an investment officer at The St. Paul Companies. Raye began his career in the investment industry in 1973. He earned a BA in Economics from Lawrence University and an MBA in Finance from the University of Michigan. Raye is a CFA charterholder.

Raye C. Kanzenbach, CFA

Brandon T. Swensen, CFA

Vice President, Portfolio Manager

Brandon Swensen leads the Short Term Research Team within RBC GAM (US)’s fixed income group. Brandon researches asset-backed commercial paper and consumer asset-backed securities. He joined RBC GAM (US) in 2000, and has held several key positions in the firm’s fixed income group, including structured product analyst and credit analyst. Brandon began his career in the investment industry in 1998. He earned a BS in Finance from St. Cloud State University and an MBA in Finance from the University of St. Thomas. Brandon is a CFA charterholder and member of the CFA Society of Minnesota.

Brandon T. Swensen, CFA

1

MONEY MARKET PORTFOLIO MANAGERS
Chad Rice, CFA

Chad Rice, CFA

Vice President, Portfolio Manager

Chad Rice is a member of the Municipal Research Team and is a portfolio manager for the Tax-Free Money Market Fund. His research responsibilities include tax-exempt money market securities and taxable and tax-exempt general obligations and revenue bonds. Chad joined RBC GAM (US) in 2011 from Sentry Insurance, where he was a senior portfolio manager responsible for municipal portfolio management for the firm’s property and casualty and life insurance businesses. He joined Sentry in 2003 after completing his MS in Finance, Investments, and Banking at the University of Wisconsin- Madison School of Business. While attending the Applied Security Analysis Program at Wisconsin, Chad was selected to co-manage a fixed-income portfolio, which spurred his interest in investment research. He earned a BS from the University of Wisconsin-Stevens Point and began his professional career as a medical technologist doing immunohematological testing for Marshfield Clinic Laboratory. Chad is a CFA charterholder and member of the National Federation of Municipal Analysts.

2

PERFORMANCE SUMMARY

Each of the RBC Money Market Funds was managed to preserve principal. This means that the share price of each fund held steady at $1.00. A consistent share price of $1.00 is expected for a money market mutual fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. These risks are more fully described in the prospectus.

				Investment Objective
	Total Return for the	SEC 7-Day Annualized Yield (1)
	Six Months Ended March 31, 2012 (Unaudited)	March 31, 2012 (Unaudited)	September 30, 2011
Prime Money Market Fund
RBC Institutional Class 1	0.04%	0.08%	0.07%
RBC Institutional Class 2	0.01%	0.01%	0.01%
RBC Investor Class	0.01%	0.01%	0.01%
RBC Reserve Class	0.01%	0.01%	0.01%
RBC Select Class	0.01%	0.01%	0.01%
U.S. Government Money Market Fund
RBC Institutional Class 1	0.01%	0.01%	0.01%
RBC Institutional Class 2	0.01%	0.01%	0.01%
RBC Investor Class	0.01%	0.01%	0.01%
RBC Reserve Class	0.01%	0.01%	0.01%
RBC Select Class	0.01%	0.01%	0.01%
Tax-Free Money Market Fund
RBC Institutional Class 1	0.01%	0.01%	0.05%
RBC Institutional Class 2	0.01%	0.01%	0.01%
RBC Investor Class	0.01%	0.01%	0.01%
RBC Reserve Class	0.01%	0.01%	0.01%
RBC Select Class	0.01%	0.01%	0.01%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to most recent month-end go to www.rbcgam.us.

3

	PERFORMANCE SUMMARY

(1)      As money market returns respond rapidly to market changes, such as in the Fed Funds rate, the 7-Day yield is a more accurate reflection of current earnings than the total return for the year. Prior year 7-Day yield information is provided for comparative purposes.

Asset Allocation
	Money Market Maturity Schedules as a percentage of value of investments based on effective maturity as of March 31, 2012.
		Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
	Less than 8 days	41.9%	38.1%	18.8%
	8 to 14 Days	13.7%	16.9%	64.1%
	15 to 30 Days	11.4%	10.1%	0.4%
	31 to 180 Days	26.6%	26.3%	13.3%
	181 to 365 Days	6.4%	8.6%	3.4%

4

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

March 31, 2012 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 1.27%
Asset Backed Auto Receivables — 0.39%
$ 7,948,908	Ford Credit Auto Owner Trust, 0.45%, 2/15/13(a)	$7,948,908
23,876,176	Honda Auto Receivables Owner Trust Series 2012-1 Class A1, 0.41%, 3/15/13	23,876,176
15,214,312	Volkswagen Auto Loan Enhanced Trust, 0.44%, 1/22/13	15,214,312
6,009,594	World Omni Auto Receivables Trust, 0.41%, 11/15/12	6,009,594

		53,048,990

Finance - Diversified Domestic — 0.88%
45,000,000	CNH Equipment Trust Series 2012-A Class A1, 0.43%, 4/12/13	45,000,000
2,278,045	Enterprise Fleet Financing LLC, 0.38%, 7/20/12(a)	2,278,045
23,000,000	Great America Leasing Receivables Series 2012-1 Class A1, 0.51%, 4/15/13(a)	23,000,000
48,000,000	Volvo Financial Equipment LLC Series 2012-1A Class A1, 0.35%, 3/15/13(a)	48,000,000

		118,278,045

Total Asset Backed Securities		171,327,035

(Cost $171,327,035)
Commercial Paper — 30.14%
Banks - Australia & New Zealand — 2.96%
50,000,000	Australia & New Zealand Banking Group Ltd., 0.35%, 8/16/12(a)(b)	49,933,889
50,000,000	Commonwealth Bank Australia, 0.19%, 5/24/12(a)(b)	49,986,278
50,000,000	Commonwealth Bank Australia, 0.19%, 5/29/12(a)(b)	49,984,958
50,000,000	Commonwealth Bank Australia, 0.24%, 4/10/12(a)(b)	49,997,333
50,000,000	Commonwealth Bank Australia, 0.49%, 5/7/12(a)(b)	49,976,181
100,000,000	Commonwealth Bank Australia, 0.55%, 4/30/12(a)(b)	100,000,000
50,000,000	National Australia Funding Delaware, Inc., 0.35%, 9/12/12(a)(b)	49,921,896

		399,800,535

Banks - Canadian — 1.41%
90,000,000	Bank of Nova Scotia NY, 0.10%, 4/5/12(b)	89,999,250
100,000,000	Toronto-Dominion Holdings USA, 0.20%, 5/3/12(a)(b)	99,982,778

		189,982,028

Banks - Domestic — 2.01%
62,000,000	John Deere Bank SA, 0.11%, 4/3/12(a)(b)	61,999,811
40,000,000	John Deere Bank SA, 0.14%, 4/4/12(a)(b)	39,999,689
43,000,000	John Deere Bank SA, 0.15%, 4/13/12(a)(b)	42,998,029
26,000,000	John Deere Bank SA, 0.16%, 4/20/12(a)(b)	25,997,920
100,000,000	Union Bank NA, 0.40%, 4/2/12(b)	100,000,000

		270,995,449

Banks - Foreign — 3.23%
50,000,000	Credit Suisse New York, 0.28%, 6/8/12(b)	49,973,945

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 50,000,000	Credit Suisse New York, 0.30%, 6/12/12(b)	$49,970,417
50,000,000	DnB NOR Bank ASA, 0.28%, 6/11/12(a)(b)	49,972,778
25,000,000	DnB NOR Bank ASA, 0.28%, 6/13/12(a)(b)	24,986,000
50,000,000	DnB NOR Bank ASA, 0.30%, 7/2/12(a)(b)	49,962,083
50,000,000	DnB NOR Bank ASA, 0.32%, 5/18/12(a)(b)	50,000,000
50,000,000	Rabobank USA Finance Corp., 0.28%, 7/2/12(b)	49,964,611
45,000,000	Rabobank USA Finance Corp., 0.36%, 6/8/12(b)	44,969,850
50,000,000	Sumitomo Mitsui Banking Corp., 0.37%, 6/21/12(a)(b)	49,959,444
16,000,000	Svenska Handelsbanken, Inc., 0.24%, 6/4/12(a)(b)	15,993,280

		435,752,408

Banks - United Kingdom — 0.37%
50,000,000	Barclays US Funding LLC, 0.38%, 6/8/12(b)	49,964,639

Consumer Discretionary — 2.22%
40,000,000	Coca-Cola Co., 0.12%, 4/19/12(a)(b)	39,997,733
60,000,000	Coca-Cola Co., 0.15%, 5/15/12(a)(b)	59,989,250
52,000,000	Coca-Cola Co., 0.16%, 6/4/12(a)(b)	51,985,440
48,000,000	Coca-Cola Co., 0.17%, 7/16/12(a)(b)	47,976,200
100,000,000	Coca-Cola Co., 0.37%, 7/26/12(a)(b)	99,881,809

		299,830,432

Consumer Staples — 1.48%
50,000,000	Procter & Gamble Co., 0.08%, 4/27/12(a)(b)	49,997,222
70,000,000	Procter & Gamble Co., 0.12%, 5/31/12(a)(b)	69,986,233
80,000,000	Procter & Gamble Co., 0.12%, 6/1/12(a)(b)	79,984,000

		199,967,455

Finance - Diversified Domestic — 8.39%
35,000,000	American Honda Finance Corp., 0.20%, 4/3/12(b)	34,999,806
41,000,000	American Honda Finance Corp., 0.20%, 4/17/12(b)	40,996,583
39,000,000	American Honda Finance Corp., 0.22%, 4/3/12(b)	38,999,762
100,000,000	BHP Billiton Finance USA Ltd., 0.15%, 4/17/12(a)(b)	99,993,750
50,000,000	BHP Billiton Finance USA Ltd., 0.15%, 4/18/12(a)(b)	49,996,667
50,000,000	BHP Billiton Finance USA Ltd., 0.17%, 5/15/12(a)(b)	49,989,847
50,000,000	BHP Billiton Finance USA Ltd., 0.20%, 5/16/12(a)(b)	49,987,778
75,000,000	Nestle Capital Corp., 0.25%, 7/30/12(a)(b)	74,938,021
50,000,000	Nestle Capital Corp., 0.27%, 10/16/12(a)(b)	49,926,125
75,000,000	Nestle Finance International Ltd., 0.18%, 6/11/12(b)	74,974,479
18,000,000	PACCAR Financial Corp., 0.15%, 4/2/12(b)	18,000,000
23,000,000	PACCAR Financial Corp., 0.15%, 4/12/12(b)	22,999,042
63,200,000	PACCAR Financial Corp., 0.15%, 6/7/12(b)	63,182,620
42,100,000	PACCAR Financial Corp., 0.17%, 5/15/12(b)	42,091,451
15,000,000	Reckitt Benckiser Treasury Services Plc, 0.73%, 4/13/12(a)(b)	14,996,654
25,000,000	Toyota Motor Credit Corp., 0.26%, 5/9/12(b)	24,993,319
25,000,000	Toyota Motor Credit Corp., 0.28%, 6/20/12(b)	24,984,639
30,000,000	Toyota Motor Credit Corp., 0.29%, 5/21/12(b)	29,988,158
25,000,000	Toyota Motor Credit Corp., 0.29%, 7/5/12(b)	24,981,069

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 25,000,000	Toyota Motor Credit Corp., 0.30%, 7/6/12(b)	$ 24,980,208
25,000,000	Toyota Motor Credit Corp., 0.42%, 8/21/12(b)	24,958,875
48,000,000	Unilever Capital Corp., 0.10%, 4/12/12(a)(b)	47,998,667
130,000,000	Unilever Capital Corp., 0.24%, 9/7/12(a)(b)	129,863,067
75,000,000	Unilever Capital Corp., 0.45%, 1/17/13(a)(b)	74,728,125

		1,133,548,712

Health Care — 0.85%
30,000,000	Dean Health Systems, Inc., 0.22%, 5/10/12(b)	29,993,033
50,000,000	Novartis Finance Corp., 0.12%, 4/2/12(a)(b)	50,000,000
35,000,000	Novartis Finance Corp., 0.12%, 4/5/12(a)(b)	34,999,650

		114,992,683

Industrials — 1.97%
71,000,000	Danaher Corp., 0.12%, 4/5/12(a)(b)	70,999,290
45,000,000	Danaher Corp., 0.15%, 4/5/12(a)(b)	44,999,437
35,700,000	Danaher Corp., 0.16%, 4/4/12(a)(b)	35,699,683
25,000,000	Honeywell International, Inc., 0.25%, 9/26/12(a)(b)	24,969,271
40,000,000	Honeywell International, Inc., 0.26%, 9/25/12(a)(b)	39,949,156
50,000,000	Honeywell International, Inc., 0.26%, 9/28/12(a)(b)	49,935,361

		266,552,198

Information Technology — 1.86%
25,000,000	Texas Instruments, Inc., 0.15%, 4/2/12(a)(b)	25,000,000
65,000,000	Texas Instruments, Inc., 0.20%, 4/3/12(a)(b)	64,999,639
87,000,000	Texas Instruments, Inc., 0.20%, 4/9/12(a)(b)	86,996,617
74,175,000	Texas Instruments, Inc., 0.43%, 7/6/12(a)(b)	74,091,811

		251,088,067

Insurance — 0.95%
21,000,000	Massachusetts Mutual Life Insurance Co., 0.12%, 4/12/12(a)(b)	20,999,300
23,000,000	Massachusetts Mutual Life Insurance Co., 0.15%, 4/17/12(a)(b)	22,998,562
25,000,000	Massachusetts Mutual Life Insurance Co., 0.16%, 4/9/12(a)(b)	24,999,222
25,000,000	Metlife Short Term Funding LLC, 0.31%, 4/16/12(a)(b)	24,996,986
35,000,000	Metlife Short Term Funding LLC, 0.37%, 5/15/12(a)(b)	34,984,532

		128,978,602

Manufacturing — 2.44%
38,000,000	Illinois Tool Works, Inc., 0.14%, 4/2/12(a)(b)	38,000,000
50,000,000	Siemens Capital Co. LLC, 0.14%, 4/10/12(a)(b)	49,998,444
50,000,000	Siemens Capital Co. LLC, 0.15%, 4/11/12(a)(b)	49,998,125
141,476,000	Siemens Capital Co. LLC, 0.15%, 4/12/12(a)(b)	141,470,105
50,000,000	Siemens Capital Co. LLC, 0.16%, 4/10/12(a)(b)	49,998,222

		329,464,896

Total Commercial Paper		4,070,918,104

(Cost $4,070,918,104)

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
Certificates of Deposit, Domestic — 3.70%
Banks - Domestic — 3.70%
$300,000,000	Citibank NA, 0.11%, 4/2/12	$ 300,000,000
200,000,000	Union Bank NA, 0.07%, 4/2/12	200,000,000

Total Certificates of Deposit, Domestic		500,000,000

(Cost $500,000,000)
Certificates of Deposit, Yankee(c) — 10.90%
Banks - Australia & New Zealand — 1.04%
15,000,000	Westpac Banking Corp., 0.33%, 6/11/12	15,003,239
50,000,000	Westpac Banking Corp., 0.33%, 6/15/12	50,000,000
40,000,000	Westpac Banking Corp., 0.34%, 7/17/12	40,000,000
36,000,000	Westpac Banking Corp., 0.40%, 5/10/12	36,006,471

		141,009,710

Banks - Canadian — 5.64%
100,000,000	Bank of Montreal Chicago, 0.14%, 4/2/12	100,000,000
100,000,000	Bank of Montreal Chicago, 0.14%, 4/4/12	100,000,000
100,000,000	Bank of Montreal Chicago, 0.14%, 4/5/12	100,000,000
150,000,000	Bank of Nova Scotia, 0.08%, 4/2/12	150,000,000
100,000,000	Bank of Nova Scotia, 0.55%, 4/11/13	100,000,000
63,000,000	Bank of Nova Scotia, 0.67%, 6/11/12	63,021,635
23,500,000	Bank of Nova Scotia, 0.76%, 7/27/12	23,503,661
25,000,000	Bank of Nova Scotia, 0.77%, 8/9/12	25,033,045
100,000,000	Toronto Dominion Bank NY, 0.40%, 4/30/12	100,000,000

		761,558,341

Banks - Foreign — 3.85%
50,000,000	Credit Suisse New York, 0.28%, 6/6/12	50,000,000
50,000,000	DnB NOR Bank ASA, 0.27%, 6/6/12	50,000,000
75,000,000	DnB NOR Bank ASA, 0.32%, 4/11/12	75,000,000
29,275,000	Nordea Bank Finland NY, 0.88%, 4/13/12	29,277,253
35,000,000	Nordea Bank Finland NY, 0.95%, 7/12/12	35,033,941
50,000,000	Rabobank Nederland NY, 0.34%, 4/2/12	50,000,000
100,000,000	Rabobank Nederland NY, 0.34%, 4/2/12	100,000,000
40,000,000	Rabobank Nederland NY, 0.36%, 6/11/12	40,000,000
40,000,000	Svenska Handelsbanken NY, 0.29%, 6/7/12	40,000,000
50,000,000	Svenska Handelsbanken NY, 0.29%, 6/12/12	50,000,493

		519,311,687

Banks - United Kingdom — 0.37%
50,000,000	Barclays Capital, Inc., 0.09%, 4/2/12	50,000,000

Total Certificates of Deposit, Yankee		1,471,879,738

(Cost $1,471,879,738)
Corporate Bonds — 15.71%
Agriculture — 0.42%
57,170,000	Archer-Daniels-Midland Co., 0.67%, 8/13/12(d)	57,214,280

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
Banks - Australia & New Zealand — 1.74%
$ 75,000,000	Australia & New Zealand Banking Group Ltd, 0.39%, 6/1/12(a)(d)	$ 75,000,000
100,000,000	Westpac Banking Corp., 0.54%, 9/7/12(a)(d)	99,996,163
60,000,000	Westpac Banking Corp., 0.62%, 4/3/12(a)(d)	60,000,527

		234,996,690

Banks - Domestic — 3.64%
42,745,000	Bank of America Corp. (FDIC Insured under TLGP), 0.85%, 4/30/12(d)	42,757,892
15,000,000	Bank of New York Mellon Corp., 4.50%, 4/1/13	15,599,850
50,000,000	JPMorgan Chase Bank NA, 0.36%, 5/21/12(d)	50,002,287
100,000,000	JPMorgan Chase Bank NA, 0.36%, 4/19/13(d)	99,881,060
75,000,000	JPMorgan Chase Bank NA, 0.59%, 4/19/13(d)	74,979,928
85,995,000	Wells Fargo & Co., 0.69%, 4/23/12(d)	86,012,474
75,537,000	Wells Fargo & Co., 5.25%, 10/23/12	77,504,594
10,000,000	Wells Fargo & Co., 5.50%, 5/1/13	10,502,176
34,100,000	Wells Fargo Financial, Inc., 5.50%, 8/1/12	34,656,081

		491,896,342

Banks - Foreign — 0.83%
12,033,000	Credit Suisse New York, 3.45%, 7/2/12	12,123,422
100,000,000	Svenska Handelsbanken NY, 0.51%, 9/7/12(a)(d)	100,000,000

		112,123,422

Consumer Discretionary — 0.19%
25,000,000	Target Corp., 0.61%, 1/11/13(d)	25,000,000

Consumer Staples — 1.97%
263,800,000	Wal-Mart Stores, Inc. STEP, 5.23%, 6/1/12(d)	265,938,576

Finance - Diversified Domestic — 3.54%
11,050,000	ETC Holdings LLC, 0.21%, 4/1/28(d)	11,050,000
3,705,000	GBG LLC, 0.21%, 9/1/27(a)(d)	3,705,000
14,310,000	General Electric Capital Corp., 0.73%, 7/27/12(d)	14,316,254
45,000,000	General Electric Capital Corp., 2.80%, 1/8/13	45,717,718
20,000,000	General Electric Capital Corp., 3.50%, 8/13/12	20,213,202
29,835,000	General Electric Capital Corp., 5.00%, 4/10/12	29,863,990
48,465,000	General Electric Capital Corp., 5.00%, 2/1/13	50,228,263
4,000,000	General Electric Capital Corp., 5.25%, 10/19/12	4,094,278
9,605,000	General Electric Capital Corp., 5.45%, 1/15/13	9,961,379
70,946,000	General Electric Capital Corp., 6.00%, 6/15/12	71,727,002
50,000,000	JPMorgan Chase & Co., 5.38%, 10/1/12	51,225,303
31,321,000	JPMorgan Chase & Co., 6.95%, 8/10/12	32,019,348
50,000,000	NGSP, Inc., 0.31%, 6/1/46(d)	50,000,000
9,660,000	Ring-Missouri LP, 1.32%, 9/1/18(d)	9,660,000
75,000,000	Twins Ballpark LLC, 0.24%, 10/1/34(a)(d)	75,000,000

		478,781,737

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
Health Care — 0.31%
$ 30,000,000	AstraZeneca Plc, 5.40%, 9/15/12	$ 30,670,590
11,330,000	The Portland Clinic LLP, 0.25%, 11/20/33(d)	11,330,000

		42,000,590

Information Technology — 0.53%
55,625,000	IBM International Group Capital LLC, 5.05%, 10/22/12	57,060,428
14,400,000	International Business Machines Corp., 4.75%, 11/29/12	14,802,295

		71,862,723

Insurance — 2.54%
58,000,000	Berkshire Hathaway Finance Corp., 4.50%, 1/15/13	59,860,452
25,000,000	MetLife Institutional Funding, Series II, 0.72%, 4/3/13(a)(d)	25,000,000
200,000,000	Metropolitan Life Global Funding, Series I, 0.71%, 7/6/12(a)(d)	200,000,000
15,865,000	Metropolitan Life Global Funding, Series I, 2.50%, 1/11/13(a)	16,080,915
25,000,000	New York Life Global Funding, 0.63%, 4/4/12(a)(d)	25,000,241
16,350,000	New York Life Global Funding, 5.25%, 10/16/12(a)	16,765,452

		342,707,060

Total Corporate Bonds		2,122,521,420

(Cost $2,122,521,420)
Municipal Bonds — 12.54%
California — 3.75%
55,450,000	Abag Finance Authority For Nonprofit Corps. Revenue, Series A, 0.18%, 12/15/37, (Credit Support: Fannie Mae)(d)	55,450,000
77,330,000	California Housing Finance Agency Revenue, Series F, 0.15%, 2/1/38, (LOC: Freddie Mac, Fannie Mae)(d)	77,330,000
5,000,000	California Statewide Communities Development Authority Revenue, Floaters Series 2114, 0.26%, 9/1/46(d)	5,000,000
27,297,000	County of San Bernardino Refunding Program COP, Series B, 0.30%, 3/1/17, (LOC: Bank of America NA)(d)	27,297,000
38,080,000	Los Angeles Department of Water & Power Revenue, Series RR-11625, 0.21%, 7/1/36, (Credit Support: BHAC, FGIC), Callable 7/1/12 @ 100(a)(d)	38,080,000
7,755,000	San Francisco City & County Housing Authority Refunding Revenue, 0.19%, 9/1/49, (LOC: Citibank NA)(d)	7,755,000
30,000,000	University of California Pension Funding Revenue, Series Y1, 0.32%, 7/1/12(d)	30,000,000
71,000,000	University of California TECP, 0.13%, 4/4/12(b)	70,999,487
71,000,000	University of California TECP, 0.13%, 4/5/12(b)	70,999,231
44,831,000	University of California TECP, 0.14%, 4/4/12(b)	44,830,651
48,300,000	University of California TECP, 0.15%, 4/5/12(b)	48,299,396
30,000,000	University of California TECP, 0.28%, 7/9/12(b)	29,977,133

		506,017,898

Connecticut — 0.30%
40,775,000	Connecticut Housing Finance Authority Revenue, 0.19%, 5/1/41(d)	40,775,000

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
Georgia — 0.25%
$34,440,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.19%, 6/1/28, (LOC: Wells Fargo Bank)(d)	$ 34,440,000

Kentucky — 0.56%
74,995,000	JPMorgan Chase Putters Drivers Trust Refunding Revenue, Series 4012, 0.19%, 12/12/12, (LOC: JPMorgan Chase Bank NA)(a)(d)	74,995,000
660,000	Lexington-Fayette Urban County Airport Board Refunding Revenue, Series C, 0.62%, 7/1/33, (LOC: JP Morgan Chase Bank)(d)	660,000

		75,655,000

Maryland — 0.08%
10,475,000	Montgomery County Housing Opportunites Commission Refunding Revenue, Series D, 0.18%, 7/1/39, (LOC: Fannie Mae, Freddie Mac)(d)	10,475,000

Michigan — 0.19%
25,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.17%, 9/1/50, (LOC: PNC Bank NA)(d)	25,000,000

Nebraska — 0.07%
10,000,000	Nebraska Investment Finance Authority Multi Family Housing Revenue, Series A, 0.22%, 10/1/42, (LOC: Citibank NA)(d)	10,000,000

New Jersey — 0.16%
21,495,000	New Jersey Health Care Facilities Financing Authority Barnabas Health Refunding Revenue, 0.21%, 7/1/38, (LOC: JPMorgan Chase Bank NA)(d)	21,495,000

New York — 0.76%
12,450,000	JPMorgan Chase Putters Drivers Trust Public Improvement Revenue, Series 4043, 0.20%, 4/1/14(a)(d)	12,450,000
9,895,000	New York City Capital Resources Corp. Nursing Home Revenue, Series B, 0.28%, 1/1/37, (LOC: Bank of America NA)(d)	9,895,000
23,375,000	New York City Capital Resources Corp. Nursing Home Revenue, Series B-1, 0.28%, 7/1/37, (LOC: Bank of America NA)(d)	23,375,000
40,305,000	New York City Housing Development Corp. Multi Family Housing Revenue, Series B, 0.17%, 4/15/36, (Credit Support: Fannie Mae)(d)	40,305,000
16,400,000	New York State Housing Finance Agency Revenue, West 37th St. Project, Series B, 0.27%, 5/1/42, (LOC: Wells Fargo Bank)(d)	16,400,000

		102,425,000

Ohio — 0.29%
9,680,000	City of Grove Multi Family Housing Regency Arms Apartment Revenue, 0.22%, 6/15/30, (Credit Support: Fannie Mae)(d)	9,680,000
29,000,000	Cleveland Apartment System Revenue, Series F, 0.19%, 1/1/33(d)	29,000,000

		38,680,000

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
Pennsylvania — 0.70%
$ 40,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.17%, 10/1/28, (LOC: PNC Bank NA)(d)	$ 40,900,000
19,725,000	Derry Township Industrial & Commercial Development Authority Revenue, 0.17%, 11/1/30, (LOC: PNC Bank NA)(d)	19,725,000
33,400,000	Pennsylvania Economic Development Financing Authority Revenue, 0.27%, 11/1/28, (LOC: Bank of America NA)(d)	33,400,000

		94,025,000

South Dakota — 0.30%
22,200,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.20%, 5/1/37(d)	22,200,000
18,600,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series I, 0.20%, 5/1/38(d)	18,600,000

		40,800,000

Tennessee — 0.23%
19,600,000	Johnson City Health & Educational Facilities Board Revenue, Series B2, 0.17%, 7/1/33, (LOC: PNC Bank NA)(d)	19,600,000
11,425,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 0.22%, 6/1/42, (LOC: Citibank NA)(d)	11,425,000

		31,025,000

Texas — 3.01%
44,010,000	City of Houston Utilities System Refunding Revenue, Series D-1, 0.19%, 5/15/34, (Credit Support: AGM), (LOC: JP Morgan Chase Bank)(d)	44,010,000
200,000,000	JPMorgan Chase Putters Drivers Trust Cash Flow Management Revenue, Series 3944, 0.20%, 8/30/12(a)(d)	200,000,000
40,000,000	JPMorgan Chase Putters Drivers Trust Cash Flow Management Revenue, Series 3964, 0.20%, 8/30/12(a)(d)	40,000,000
60,000,000	JPMorgan Chase Putters Drivers Trust Cash Flow Management Revenue, Series 3984, 0.20%, 8/30/12(a)(d)	60,000,000
6,455,000	Texas State Veteran’s Fund Refunding GO, Series I-C, 0.20%, 12/1/25(d)	6,455,000
6,250,000	Texas State Veteran’s Fund Refunding GO, Series I-D, 0.20%, 6/1/20(d)	6,250,000
17,505,000	Texas State Veteran’s Fund Refunding GO, Series II-C, 0.20%, 6/1/29(d)	17,505,000
20,000,000	Texas State Veteran’s Housing GO, Series A-2, 0.16%, 12/1/29(d)	20,000,000
12,110,000	Texas State Veteran’s Housing Refunding GO, 0.20%, 6/1/31, (LOC: JP Morgan Chase Bank)(d)	12,110,000

		406,330,000

Utah — 0.06%
8,175,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.19%, 6/1/31, (LOC: Wells Fargo Bank)(d)	8,175,000

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
Virginia — 1.64%
$ 180,823,000	Federal Home Loan Mortgage Corp., Multi Family Housing Revenue, Series M017, Class A, 0.24%, 9/15/50, (Credit Support: Freddie Mac)(d)	$ 180,823,000
15,905,000	Newport News Industrial Development Authority Industrial Improvement Revenue, Series B, 0.19%, 7/1/31, (LOC: Wells Fargo Bank)(d)	15,905,000
24,745,000	Stafford County & Staunton Industrial Development Authority Revenue, Series B1, 0.26%, 12/1/28, (LOC: Bank of America NA)(d)	24,745,000

		221,473,000

Washington — 0.19%
26,300,000	Washington State Housing Finance Commission YMCA Greater Seattle Recreational Facility Revenue, 0.22%, 9/1/37, (LOC: Bank of America NA)(d)	26,300,000

Total Municipal Bonds		1,693,090,898

(Cost $1,693,090,898)

U.S. Government Agency Obligations — 9.39%
Fannie Mae — 2.66%
25,000,000	0.23%, 1/2/13(b)	24,956,554
150,000,000	0.21%, 11/14/13(d)	149,927,145
50,000,000	0.33%, 12/3/12(d)	50,027,123
100,000,000	0.08%, 4/2/12(b)	100,000,000
33,950,000	0.35%, 5/1/12(d)	33,940,428

		358,851,250

Federal Farm Credit Bank — 1.69%
18,080,000	0.23%, 8/8/12(d)	18,078,715
16,265,000	0.23%, 8/20/12(d)	16,263,740
88,525,000	0.23%, 8/13/12(d)	88,538,196
44,000,000	0.28%, 7/23/12(d)	44,009,569
62,020,000	0.32%, 7/13/12(d)	62,039,315

		228,929,535

Federal Home Loan Bank — 1.99%
27,000,000	0.14%, 4/18/12(b)	26,998,320
100,000,000	0.18%, 7/25/12(d)	100,000,000
50,000,000	0.21%, 7/25/12(d)	50,000,000
91,000,000	0.88%, 8/22/12	91,205,637

		268,203,957

Freddie Mac — 3.05%
187,000,000	0.19%, 5/16/13(d)	187,016,745

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 100,000,000	0.19%, 6/17/13(d)	$ 99,976,575
125,000,000	0.20%, 3/21/13(d)	125,061,134

		412,054,454

Total U.S. Government Agency Obligations		1,268,039,196

(Cost $1,268,039,196)

U.S. Treasury Obligations — 1.30%
U.S. Treasury Bills — 0.74%
100,000,000	0.10%, 4/19/12	99,995,278

U.S. Treasury Notes — 0.56%
75,000,000	1.38%, 2/15/13	75,776,086

Total U.S. Treasury Obligations		175,771,364

(Cost $175,771,364)

Repurchase Agreements — 15.77%
215,000,000	Barclays Capital Inc. dated 3/30/12; due 4/2/12 at 0.08% with maturity value of $215,001,433 (fully collateralized by a US Treasury Note with a maturity date of 11/30/14 at a rate of 2.125%)	215,000,000
80,000,000	BNP Paribas Securities Corp. dated 3/30/12; due 4/2/12 at 0.05% with maturity value of $80,000,333 (fully collateralized by a US Treasury Bill with a maturity date of 8/30/12 at a rate of 0.00%)	80,000,000
80,000,000	BNP Paribas Securities Corp. dated 3/30/12; due 4/2/12 at 0.09% with maturity value of $80,000,600 (fully collateralized by Federal Home Loan Bank and Freddie Mac securities with maturity dates ranging from 10/26/12 to 5/27/16 at rates ranging from 0.19% to 2.50%)	80,000,000
105,000,000	BNP Paribas Securities Corp. dated 3/30/12; due 4/2/12 at 0.13% with maturity value of $105,001,137 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 9/1/26 to 3/1/42 at rates ranging from 3.50% to 6.50%)	105,000,000
100,000,000	BNP Paribas Securities Corp. dated 3/30/12; due 4/2/12 at 0.15% with maturity value of $100,001,250 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 11/1/36 to 3/1/42 at rates ranging from 4.00% to 6.50%)	100,000,000
200,000,000	Citibank N.A., dated 3/30/12; due 4/2/12 at 0.15% with maturity value of $200,002,500 (fully collateralized by Freddie Mac and Fannie Mae securities with maturity dates ranging from 9/1/25 to 10/1/41 at rates ranging from 3.50% to 5.50%)	200,000,000
20,000,000	Deutsche Bank Securities, dated 3/30/12; due 4/2/12 at 0.05% with maturity value of $20,000,083 (fully collateralized by a US Treasury Note with a maturity date of 5/15/14 at a rate of 4.75%)	20,000,000

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 300,000,000	Goldman Sachs & Co. dated 3/28/12; due 4/2/12 at 0.20% with maturity value of $300,011,667 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 9/1/24 to 3/1/42 at rates ranging from 2.50% to 6.50%)	$ 300,000,000
70,000,000	Goldman Sachs & Co. dated 3/30/12; due 4/2/12 at 0.08% with maturity value of $70,000,466 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 4/15/13 to 9/6/16 at rates ranging from 1.625% to 3.63%)	70,000,000
270,000,000	Goldman Sachs & Co. dated 3/30/12; due 4/2/12 at 0.15% with maturity value of $270,003,375 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 11/1/31 to 5/1/39 at rates ranging from 3.50% to 4.50%)	270,000,000
150,000,000	JP Morgan Securities dated 3/30/12; due 4/2/12 at 0.14% with maturity value of $150,001,750 (fully collateralized by Fannie Mae securities with maturity dates ranging from 3/1/16 to 4/1/42 at rates ranging from 3.00% to 6.50%)	150,000,000
40,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 3/30/12; due 4/2/12 at 0.03% with maturity value of $40,000,100 (fully collateralized by a US Treasury Bill with a maturity date of 2/07/13 at a rate of 0.000%)	40,000,000
200,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 3/30/12; due 4/2/12 at 0.14% with maturity value of $200,002,333 (fully collateralized by Fannie Mae securities with maturity dates ranging from 1/1/31 to 2/1/41 at rates ranging from 4.00% to 4.50%)	200,000,000
100,000,000	TD Securities (USA) LLC. dated 3/29/12; due 4/5/12 at 0.12% with maturity value of $100,002,333 (fully collateralized by US Treasury Notes with maturity dates ranging from 9/20/12 to 8/15/40 at rates ranging from 0.00% to 3.25%)	100,000,000
200,000,000	TD Securities (USA) LLC. dated 3/30/12; due 4/2/12 at 0.05% with maturity value of $200,000,833 (fully collateralized by US Treasury Notes with maturity dates ranging from 3/31/12 to 11/15/40 at rates ranging from 0.50% to 5.25%)	200,000,000

Total Repurchase Agreements		2,130,000,000

(Cost $2,130,000,000)

Total Investments		$13,603,547,755
(Cost $13,603,547,755)(e) — 100.72%
Liabilities in excess of other assets — (0.72)%		(97,717,734)

NET ASSETS — 100.00%		$13,505,830,021

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

March 31, 2012 (Unaudited)

(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2012. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AGM - Assured Guaranty Municipal

BHAC - Berkshire Hathaway Assurance Corp.

COP - Certificate of Participation

FDIC - Federal Deposit Insurance Corp.

FGIC - Insured by Federal Guaranty Insurance Corp.

GO - General Obligation

LOC - Letter of Credit

STEP - Step Coupon Bond

TECP - Tax Exempt Commercial Paper

TLGP - Temporary Liquidity Guarantee Program

See notes to financial statements.

16

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

March 31, 2012 (Unaudited)

Principal Amount		Value
FDIC-TLGP Backed Corporate Bonds — 14.09%
Banks - Domestic — 4.78%
$ 2,740,000	Bank of America Corp., 0.67%, 6/22/12(a)	$ 2,741,621
25,000,000	Bank of America Corp., 0.85%, 6/22/12(a)	25,026,331
26,015,000	Bank of America Corp., 2.10%, 4/30/12	26,053,337
25,000,000	Bank of America Corp., 2.38%, 6/22/12	25,120,093
43,096,000	Bank of America Corp., 3.13%, 6/15/12	43,342,837
15,990,000	Citibank NA, 0.45%, 6/4/12(a)	15,998,386
20,280,000	Citibank NA, 0.56%, 5/7/12(a)	20,282,206
106,110,000	Citibank NA, 1.88%, 5/7/12	106,279,891
3,890,000	Citibank NA, 1.88%, 6/4/12	3,900,798
8,535,000	Wells Fargo & Co., 2.13%, 6/15/12	8,568,910

		277,314,410

Finance - Diversified Domestic — 9.31%
46,435,000	Citigroup Funding, Inc., 0.88%, 4/30/12(a)	46,456,144
15,519,000	Citigroup Funding, Inc., 1.88%, 11/15/12	15,675,812
72,024,000	Citigroup Funding, Inc., 2.13%, 4/30/12	72,129,786
59,052,000	Citigroup Funding, Inc., 2.13%, 7/12/12	59,379,176
6,780,000	General Electric Capital Corp., 0.47%, 5/8/12(a)	6,780,231
25,000,000	General Electric Capital Corp., 2.20%, 6/8/12	25,087,838
120,000,000	Goldman Sachs Group, Inc., 3.25%, 6/15/12	120,734,913
55,650,000	JPMorgan Chase & Co., 0.70%, 6/15/12(a)	55,686,119
2,400,000	JPMorgan Chase & Co., 0.85%, 6/22/12(a)	2,402,391
71,365,000	JPMorgan Chase & Co., 2.13%, 6/22/12	71,658,582
16,715,000	JPMorgan Chase & Co., 2.20%, 6/15/12	16,779,903
3,435,000	Morgan Stanley, 0.82%, 6/20/12(a)	3,438,109
7,500,000	PNC Funding Corp., 0.78%, 4/1/12(a)	7,500,000
27,341,000	PNC Funding Corp., 2.30%, 6/22/12	27,468,079
9,500,000	State Street Corp., 2.15%, 4/30/12	9,514,431

		540,691,514

Total FDIC-TLGP Backed Corporate Bonds		818,005,924

(Cost $818,005,924)
U.S. Government Agency Backed Municipal Bonds — 12.83%
California — 6.31%
36,000,000	Abag Finance Authority For Nonprofit Corps. Lakeside Village Apartments Revenue, 0.16%, 10/1/46, (Credit Support: Freddie Mac)(a)	36,000,000
6,700,000	California Housing Finance Agency Revenue, Series B, 0.14%, 8/1/36, (LOC: Fannie Mae, Freddie Mac)(a)	6,700,000
64,400,000	California Housing Finance Agency Revenue, Series B, 0.15%, 2/1/35, (LOC: Freddie Mac, Fannie Mae)(a)	64,400,000
39,230,000	California Housing Finance Agency Revenue, Series D, 0.17%, 8/1/33, (LOC: Fannie Mae, Freddie Mac)(a)	39,230,000
55,685,000	California Housing Finance Agency Revenue, Series F, 0.15%, 2/1/37, (LOC: Freddie Mac, Fannie Mae)(a)	55,685,000

17

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 27,420,000	California Housing Finance Agency Revenue, Series J, 0.17%, 2/1/32, (LOC: Fannie Mae, Freddie Mac)(a)	$ 27,420,000
14,860,000	California Housing Finance Agency Revenue, Series K, 0.15%, 8/1/34, (LOC: Freddie Mac, Fannie Mae)(a)	14,860,000
14,600,000	California Statewide Communities Development Agency Multi Family Revenue, Series DD, 0.18%, 10/15/36, (Credit Support: Fannie Mae)(a)	14,600,000
10,750,000	California Statewide Communities Development Authority Multi Family Revenue, Series E, 0.19%, 12/15/35, (Credit Support: Fannie Mae)(a)	10,750,000
29,320,000	California Statewide Communities Development Authority Single Family Revenue, Series NN-1, 0.18%, 11/15/37, (Credit Support: Fannie Mae)(a)	29,320,000
8,600,000	City of San Jose Cinnabar Commons Revenue, Series C, 0.18%, 2/1/37, (Credit Support: Freddie Mac)(a)	8,600,000
12,595,000	San Diego Housing Authority Hillside Garden Apartment Revenue, Series B, 0.18%, 1/15/35, (Credit Support: Fannie Mae)(a)	12,595,000
20,800,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 0.18%, 6/15/25, (Credit Support: Fannie Mae)(a)	20,800,000
25,200,000	San Francisco City and County Redevelopment Agency Revenue, Series C, 0.15%, 6/15/34, (Credit Support: Fannie Mae)(a)	25,200,000

		366,160,000

Colorado — 0.84%
10,100,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series A2, 0.14%, 5/1/38, (LOC: Fannie Mae, Freddie Mac)(a)	10,100,000
14,700,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series B1, 0.17%, 5/1/38, (LOC: Fannie Mae, Freddie Mac)(a)	14,700,000
9,535,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series C1, 0.17%, 11/1/32, (LOC: Fannie Mae, Freddie Mac)(a)	9,535,000
2,500,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series A1, 0.14%, 11/1/37, (Credit Support: GO of Authority), (LOC: Fannie Mae, Freddie Mac)(a)	2,500,000
1,000,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series B1, 0.14%, 11/1/36, (LOC: Fannie Mae, Freddie Mac)(a)	1,000,000
1,000,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series C1, 0.14%, 11/1/36, (LOC: Fannie Mae, Freddie Mac)(a)	1,000,000
9,775,000	Colorado Housing & Finance Authority Taxable Revenue, Series B-1, 0.14%, 11/1/33, (LOC: Fannie Mae, Freddie Mac)(a)	9,775,000

		48,610,000

Indiana — 0.48%
27,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.19%, 11/15/37, (Credit Support: Fannie Mae)(a)	27,700,000

18

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
Louisiana — 0.21%
$ 12,600,000	Louisiana Public Facilities Authority Refunding Revenue, 0.19%, 4/1/36, (Credit Support: Freddie Mac)(a)	$ 12,600,000

Michigan — 0.31%
9,435,000	Lansing Economic Development Corp. Parking Facility Improvement Revenue, 0.24%, 3/1/42, (LOC: Federal Home Loan Bank)(a)	9,435,000
8,400,000	Michigan State Housing Development Authority Refunding Revenue, Series C, 0.17%, 6/1/39, (LOC: Fannie Mae, Freddie Mac)(a)	8,400,000

		17,835,000

New York — 3.04%
14,205,000	New York City Housing Development Corp. First Avenue Development Revenue, Series A, 0.18%, 10/15/35, (Credit Support: Fannie Mae)(a)	14,205,000
22,370,000	New York City Housing Development Corp. Related-Monterey Revenue, Series A, 0.15%, 11/15/19, (Credit Support: Fannie Mae)(a)	22,370,000
37,500,000	New York City Housing Development Corp. West 61st. Street Apartments Revenue, Series A, 0.17%, 12/15/37, (Credit Support: Fannie Mae)(a)	37,500,000
20,000,000	New York State Housing Finance Agency 150 East 44th Street Revenue, Series A, 0.19%, 5/15/32, (Credit Support: Fannie Mae)(a)	20,000,000
7,500,000	New York State Housing Finance Agency 38 Street Revenue, Series B, 0.14%, 5/15/33, (Credit Support: Fannie Mae)(a)	7,500,000
25,000,000	New York State Housing Finance Agency Clinton Green North Revenue, Series A, 0.17%, 11/1/38, (Credit Support: Freddie Mac)(a)	25,000,000
41,750,000	New York State Housing Finance Agency North End Revenue, Series A, 0.17%, 11/15/36, (Credit Support: Fannie Mae)(a)	41,750,000
8,000,000	New York State Housing Finance Agency W. 23 Street Revenue, Series B, 0.14%, 5/15/33, (Credit Support: Fannie Mae)(a)	8,000,000

		176,325,000

Tennessee — 0.14%
8,210,000	Shelby County Health Educational & Housing Facilities Board Revenue, 0.18%, 12/15/37, (Credit Support: Fannie Mae)(a)	8,210,000

Virginia — 1.50%
53,870,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO15, Class A, 0.24%, 5/15/46, (Credit Support: Freddie Mac)(a)	53,870,000

19

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 33,280,000	Federal Home Loan Mortgage Corp. Multi Family Housing Revenue, Series MO21, Class A, 0.24%, 6/15/36, (Credit Support: Freddie Mac)(a)	$ 33,280,000

		87,150,000

Total U.S. Government Agency Backed Municipal Bonds		744,590,000

(Cost $744,590,000)
U.S. Government Agency Obligations — 53.48%
Fannie Mae — 24.19%
89,000,000	0.06%, 4/2/12(b)	89,000,000
15,000,000	0.06%, 4/2/12(b)	15,000,000
125,000,000	0.06%, 4/2/12(b)	125,000,000
67,380,707	0.07%, 4/2/12(b)	67,380,707
31,053,000	0.07%, 4/2/12(b)	31,053,000
42,800,000	0.07%, 5/1/12(b)	42,797,500
180,000,000	0.08%, 4/2/12(b)	180,000,000
35,326,000	0.08%, 5/1/12(b)	35,323,866
55,000,000	0.10%, 7/11/12(b)	54,985,486
66,624,000	0.15%, 7/2/12(b)	66,599,159
41,000,000	0.15%, 10/1/12(b)	40,968,908
25,000,000	0.19%, 10/1/12(b)	24,975,986
10,000,000	0.19%, 1/3/13(b)	9,985,433
12,710,000	0.19%, 1/8/13(b)	12,691,150
39,200,000	0.19%, 1/4/13(b)	39,142,692
25,000,000	0.21%, 11/14/13(a)	24,987,858
87,381,600	0.23%, 1/2/13(b)	87,229,744
52,080,000	0.23%, 7/26/12(a)	52,086,677
25,000,000	0.23%, 8/12/13(a)	25,003,572
113,030,700	0.25%, 4/2/12(b)	113,030,700
100,143,000	0.26%, 8/23/12(a)	100,166,966
122,420,000	0.33%, 12/3/12(a)	122,486,398
5,151,000	0.38%, 12/28/12	5,157,520
38,000,000	3.63%, 2/12/13	39,126,569

		1,404,179,891

Federal Farm Credit Bank — 5.72%
75,000,000	0.18%, 8/1/12(a)	74,997,641
17,750,000	0.21%, 7/24/13(a)	17,760,791
11,000,000	0.23%, 2/22/13(a)	11,005,036
80,000,000	0.25%, 7/9/12(a)	80,008,714
101,000,000	0.26%, 5/14/12(a)	101,009,528
47,000,000	0.39%, 8/15/12(a)	46,994,742

		331,776,452

Federal Home Loan Bank — 12.32%
100,000,000	0.08%, 5/30/12(b)	99,987,917
140,000,000	0.09%, 4/13/12(b)	139,996,364
15,000,000	0.14%, 4/18/12(b)	14,999,067

20

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 50,000,000	0.15%, 5/1/12	$49,997,918
10,000,000	0.17%, 12/27/12(a)	10,001,878
115,000,000	0.18%, 7/25/12(a)	115,000,000
75,000,000	0.21%, 7/25/12(a)	75,000,000
210,350,000	0.25%, 7/25/12	210,429,305

		715,412,449

Freddie Mac — 11.15%
70,000,000	0.07%, 6/4/12(b)	69,991,425
22,950,000	0.18%, 11/2/12(a)	22,955,625
100,000,000	0.19%, 5/16/13(a)	100,005,922
40,000,000	0.19%, 6/17/13(a)	39,990,630
14,700,000	0.19%, 1/7/13(b)	14,678,277
75,000,000	0.20%, 3/21/13(a)	75,036,680
75,000,000	0.21%, 4/3/12(a)	75,000,322
95,175,000	0.22%, 5/11/12(a)	95,179,754
5,395,000	0.38%, 11/30/12	5,401,467
8,456,000	0.75%, 12/28/12	8,490,069
95,000,000	4.50%, 1/15/13	98,196,857
41,717,000	5.13%, 7/15/12	42,299,873

		647,226,901

Overseas Private Investment Corp. — 0.10%
1,400,000	0.12%, 3/15/15(a)	1,400,000
4,622,061	0.12%, 11/15/13(a)	4,622,061

		6,022,061

Total U.S. Government Agency Obligations		3,104,617,754

(Cost $3,104,617,754)

U.S. Treasury Obligations — 4.17%
U.S. Treasury Bills — 2.34%
44,000,000	0.07%, 4/5/12(b)	43,999,762
50,000,000	0.10%, 4/19/12(b)	49,997,639
42,000,000	0.11%, 7/12/12(b)	41,987,569

U.S. Treasury Notes — 1.83%
75,000,000	1.38%, 2/15/13	75,770,865
30,000,000	1.75%, 4/15/13	30,462,081

Total U.S. Treasury Obligations		242,217,916

(Cost $242,217,916)

Repurchase Agreements — 17.43%
70,000,000	Barclays Capital, Inc. dated 3/30/12; due 4/2/12 at 0.08% with maturity value of $70,000,467 (fully collateralized by a US Treasury Note with a maturity date of 11/30/13 at a rate of 0.25%)	70,000,000

21

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 55,000,000	BNP Paribas Securities Corp. dated 3/30/12; due 4/2/12 at 0.05% with maturity value of $55,000,229 (fully collateralized by a US Treasury Bill with a maturity date of 8/30/12 at a rate of 0.00%)	$ 55,000,000
100,000,000	BNP Paribas Securities Corp. dated 3/30/12; due 4/2/12 at 0.13% with maturity value of $100,001,083 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 2/1/23 to 3/1/42 at rates ranging from 3.50% to 6.00%)	100,000,000
200,000,000	Citibank N.A., dated 3/30/12; due 4/2/12 at 0.15% with maturity value of $200,002,500 (fully collateralized by Fannie Mae, Ginnie Mae and Freddie Mac securities with maturity dates ranging from 10/1/24 to 7/1/41 at rates ranging from 3.50% to 6.00%)	200,000,000
12,000,000	Deutsche Bank Securities, dated 3/30/12; due 4/2/12 at 0.10% with maturity value of $12,000,100 (fully collateralized by a US Treasury Bill with a maturity date of 4/26/12 at a rate of 0.00%)	12,000,000
150,000,000	Goldman Sachs & Co. dated 3/28/12; due 4/4/12 at 0.20% with maturity value of $150,005,833 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 2/1/26 to 9/1/41 at rates ranging from 3.50% to 5.00%)	150,000,000
100,000,000	Goldman Sachs & Co. dated 3/30/12; due 4/2/12 at 0.15% with maturity value of $100,001,250 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 4/1/38 to 8/1/39 at a rate of 5.00%)	100,000,000
50,000,000	JP Morgan Securities dated 3/30/12; due 4/2/12 at 0.14% with maturity value of $50,000,583 (fully collateralized by Fannie Mae securities with maturity dates ranging from 2/1/22 to 4/1/42 at rates ranging from 2.50% to 4.50%)	50,000,000
25,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 3/30/12; due 4/2/12 at 0.03% with maturity value of $25,000,062 (fully collateralized by a US Treasury Bill with a maturity date of 9/27/12 at a rate of 0.000%)	25,000,000
150,000,000	Merrill Lynch, Pierce, Fenner, Smith. dated 3/30/12; due 4/2/12 at 0.14% with maturity value of $150,001,750 (fully collateralized by a Fannie Mae security with a maturity date of 7/1/40 at a rate of 4.00%)	150,000,000
50,000,000	TD Securities (USA) LLC. dated 3/29/12; due 4/5/12 at 0.12% with maturity value of $50,001,167 (fully collateralized by US Treasury Notes with maturity dates ranging from 7/15/17 to 11/15/39 at rates ranging from 0.00% to 2.625%)	50,000,000
50,000,000	TD Securities (USA) LLC. dated 3/30/12; due 4/2/12 at 0.05% with maturity value of $50,000,208 (fully collateralized by a US Treasury Note with a maturity date of 11/15/15 at a rate of 4.50%)	50,000,000

Total Repurchase Agreements		1,012,000,000

(Cost $1,012,000,000)

22

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Total Investments	$5,921,431,594
(Cost $5,921,431,594)(c) — 102.00%
Liabilities in excess of other assets — (2.00)%	(116,209,990)

NET ASSETS — 100.00%	$5,805,221,604

(a)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2012. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

FDIC - Federal Deposit Insurance Corp.

GO - General Obligation

LOC - Letter of Credit

TLGP - Temporary Liquidity Guaranty Program

See notes to financial statements.

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

March 31, 2012 (Unaudited)

Principal Amount		Value
Municipal Bonds — 99.47%
Alaska — 0.72%
$ 10,000,000	Alaska International Airports System Refunding Revenue, Series A, 0.16%, 10/1/30, (LOC: State Street Bank & Trust Co.)(a)	$ 10,000,000

Arizona — 0.83%
3,000,000	Arizona Health Facilities Authority, Banner Health Refunding Revenue, Series B, 0.16%, 1/1/35, (LOC: Scotia Bank)(a)	3,000,000
2,960,000	Maricopa County Industrial Development Authority Gran Victoria Housing Revenue, Series A, 0.18%, 4/15/30, (Credit Support: Fannie Mae)(a)	2,960,000
5,700,000	Pima County Industrial Development Authority Delaware Military Academy Revenue, 0.18%, 9/1/38, (LOC: PNC Bank NA)(a)	5,700,000

		11,660,000

California — 5.69%
10,000,000	California Affordable Housing Agency Revenue, Series A, 0.18%, 9/15/33, (Credit Support: Fannie Mae)(a)	10,000,000
6,725,000	California Health Facilities Financing Authority Revenue, 0.17%, 3/1/47, (LOC: Bank of Montreal)(a)	6,725,000
14,695,000	California Infrastructure & Economic Development Bank, J. Paul Getty Trust Refunding Revenue, Series A-4, 0.17%, 10/1/47(a)	14,695,000
6,500,000	City of Ontario Housing Authority, Park Centre Apartments Refunding Revenue, 0.18%, 12/1/35, (Credit Support: Freddie Mac)(a)	6,500,000
17,695,000	City of Simi Valley Refunding Revenue, Series A, 0.19%, 7/1/23, (Credit Support: Freddie Mac)(a)	17,695,000
7,900,000	City of Tracy Sycamores Apartments Refunding Revenue, Series A, 0.17%, 5/1/15, (LOC: Freddie Mac)(a)	7,900,000
5,675,000	City of Vacaville Sycamores Apartments Refunding Revenue, Series A, 0.18%, 5/15/29, (Credit Support: Fannie Mae)(a)	5,675,000
5,600,000	County of San Bernardino Sycamore Terrace Refunding Revenue, Series A, 0.17%, 5/15/29, (Credit Support: Fannie Mae)(a)	5,600,000
4,900,000	Sacramento County Housing Authority Refunding Revenue, Series C, 0.17%, 7/15/29, (Credit Support: Fannie Mae)(a)	4,900,000

		79,690,000

Colorado — 2.29%
3,170,000	Aurora Centretech Metropolitan District Refunding GO, Series C, 0.21%, 12/1/28, (LOC: U.S. Bank NA)(a)	3,170,000
1,250,000	Colorado Health Facilities Authority Arapahoe Housing Project Revenue, Series A, 0.30%, 4/1/24, (LOC: Wells Fargo Bank)(a)	1,250,000
5,700,000	Colorado Health Facilities Authority Crossroads Maranatha Project Refunding Revenue, 0.19%, 12/1/43, (LOC: U.S Bank NA)(a)	5,700,000
5,000,000	Commerce City Northern Infrastructure General Improvement District GO, 0.21%, 12/1/28, (LOC: U.S. Bank NA)(a)	5,000,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.20%, 12/1/24, (LOC: U.S. Bank NA)(a)	3,475,000

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 5,035,000	Gateway Regional Metropolitan District Refunding GO, 0.30%, 12/1/37, (LOC: Wells Fargo Bank)(a)	$ 5,035,000
5,100,000	Jefferson County School District R1 Cash Flow Management GO, Series A, 1.50%, 6/29/12	5,115,340
2,795,000	Meridian Ranch Metropolitan District Refunding GO, 0.21%, 12/1/38, (LOC: U.S. Bank NA)(a)	2,795,000
485,000	Parker Automotive Metropolitan District GO, 0.21%, 12/1/34, (LOC: U.S. Bank NA)(a)	485,000

		32,025,340

District Of Columbia — 1.01%
4,195,000	District of Columbia Children’s Defense Fund Refunding Revenue, 0.29%, 4/1/22, (LOC: Wells Fargo Bank)(a)	4,195,000
1,600,000	District of Columbia Internships and Academic Revenue, 0.18%, 7/1/36, (LOC: Branch Banking & Trust)(a)	1,600,000
4,400,000	District of Columbia Jesuit Conference Revenue, 0.19%, 10/1/37, (LOC: PNC Bank NA)(a)	4,400,000
3,980,000	District of Columbia Water & Sewer Authority Refunding Revenue, Putters Series 3022, 0.21%, 4/1/16, (Credit Support: Assured GTY)(a)	3,980,000

		14,175,000

Florida — 4.85%
2,525,000	Collier County Industrial Development Authority Revenue, 0.47%, 12/1/26, (LOC: Bank of America NA)(a)	2,525,000
15,000,000	County of Palm Beach Pine Crest Preparatory Refunding Revenue, 0.29%, 6/1/38, (LOC: Bank of America NA)(a)	15,000,000
4,925,000	Florida State Housing Finance Corp. South Pointe Project Refunding Revenue, Series J, 0.20%, 2/15/28, (Credit Support: Fannie Mae)(a)	4,925,000
4,000,000	Hillsborough County TECP, 0.10%, 4/5/12, (LOC: State Street Bank & Trust)(b)	4,000,000
4,000,000	Hillsborough County TECP, 0.11%, 4/5/12, (LOC: State Street Bank & Trust)(b)	4,000,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Seminole County Sales Tax Refunding Revenue, Series 3438Z, 0.21%, 4/1/27(a)(c)	5,245,000
2,225,000	JP Morgan Chase Putters/Drivers Trust Tampa Water Revenue, Series 3617, 0.21%, 10/1/25(a)(c)	2,225,000
6,835,000	Marion County Industrial Development Authority Refunding Revenue, 0.19%, 11/15/32, (Credit Support: Fannie Mae)(a)	6,835,000
4,955,000	Miami-Dade County Industrial Development Authority Revenue, 0.32%, 9/1/29, (LOC: Bank of America NA)(a)	4,955,000
4,500,000	Orange County Health Facilities Authority Refunding Revenue, Series E, 0.17%, 10/1/26, (LOC: Branch Banking & Trust)(a)	4,500,000
8,615,000	Orange County Housing Finance Authority Refunding Revenue, 0.18%, 6/1/25, (Credit Support: Fannie Mae)(a)	8,615,000
4,995,000	Tallahassee Energy System Revenue, Putters Series 2069Z, 0.21%, 4/1/15(a)	4,995,000

		67,820,000

25

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
Georgia — 2.34%
$ 7,215,000	Clayton County Housing Authority Refunding Revenue, 0.19%, 9/1/26, (Credit Support: Fannie Mae)(a)	$ 7,215,000
7,985,000	Cobb County Development Authority Refunding Revenue, Series B, 0.17%, 7/1/34, (LOC: Branch Banking & Trust)(a)	7,985,000
4,755,000	Cobb County Housing Authority Refunding Revenue, 0.15%, 3/1/24, (Credit Support: Freddie Mac)(a)	4,755,000
4,915,000	Fulton County Development Authority School Improvement Revenue, 0.18%, 8/1/35, (LOC: Branch Banking & Trust)(a)	4,915,000
7,825,000	Marietta Housing Authority Refunding Revenue, 0.18%, 7/1/24, (Credit Support: Fannie Mae)(a)	7,825,000

		32,695,000

Illinois — 5.59%
3,155,000	City of Chicago Waterworks Refunding Revenue, Sub Series, 04-3, 0.18%, 11/1/31, (LOC: State Street Bank & Trust)(a)	3,155,000
7,400,000	Illinois Development Finance Authority YMCA Metro Chicago Project Refunding Revenue, 0.20%, 6/1/29, (LOC: JP Morgan Chase Bank)(a)	7,400,000
2,600,000	Illinois Finance Authority Cultural Pool Revenue, 0.19%, 12/1/25, (LOC: JP Morgan Chase Bank)(a)	2,600,000
9,645,000	Illinois Finance Authority Dominican University Revenue, 0.20%, 3/1/36, (LOC: JP Morgan Chase Bank)(a)	9,645,000
3,930,000	Illinois Finance Authority Garrett Evangelical Project Refunding Revenue, 0.19%, 6/1/40, (LOC: First Midwest Trust Co., Federal Home Loan Bank)(a)	3,930,000
13,800,000	Illinois Finance Authority Ingalls Memorial Hospital Revenue, Series C, 0.17%, 1/1/16, (LOC: JP Morgan Chase Bank)(a)	13,800,000
4,995,000	Illinois Finance Authority Revenue, Putters Series 2967, 0.21%, 2/15/16, (Credit Support: Assured GTY)(a)	4,995,000
16,100,000	Illinois Finance Authority Revenue, Series R-11624, 0.31%, 8/15/39, (Credit Support: Assured GTY), Callable 8/15/18 @ 100(a)(c)	16,100,000
10,000,000	Joliet Regional Port District Exxon Project Refunding Revenue, 0.15%, 10/1/24(a)	10,000,000
6,645,000	Village of Channahon Morris Hospital Refunding Revenue, Series A, 0.19%, 12/1/23, (LOC: U.S. Bank NA)(a)	6,645,000

		78,270,000

Indiana — 5.08%
19,000,000	Indiana Bond Bank Advance Funding Program Cash Flow Management Revenue, Series A, 1.25%, 1/3/13, (Credit Support: GO of Bond Bank)	19,128,272
23,600,000	Indiana Finance Authority Ascension Health Refunding Revenue, Series E7, 0.17%, 11/15/33(a)	23,600,000
14,370,000	Indiana Finance Authority Refunding Revenue, 0.21%, 3/1/36, (LOC: Branch Banking & Trust)(a)	14,370,000
14,015,000	Indiana State Authority Indiana University Healthcare Revenue, Series C, 0.14%, 3/1/33, (LOC: Northern Trust Co.)(a)	14,015,000

		71,113,272

26

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
Iowa — 1.16%
$ 5,700,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.21%, 12/1/14, (LOC: Bankers Trust Co., Federal Home Loan Bank)(a)	$ 5,700,000
1,100,000	Iowa Higher Education Loan Authority Cash Flow Management Revenue, 2.00%, 5/18/12, (LOC: U.S. Bank NA)	1,102,063
7,270,000	Iowa Higher Education Loan Authority University & College Revenue, 0.30%, 5/1/20, (LOC: Wells Fargo Bank)(a)	7,270,000
2,150,000	Woodbury County Revenue, 0.30%, 11/1/16, (LOC: U.S. Bank NA)(a)	2,150,000

		16,222,063

Kentucky — 0.56%
7,855,000	County of Warren Refunding Revenue, 0.29%, 4/1/37, (Credit Support: Assured GTY)(a)	7,855,000

Louisiana — 2.21%
8,000,000	East Baton Rouge Parish Industrial Development Board Inc. Exxon Mobil Project Revenue, Series B, 0.15%, 12/1/40(a)	8,000,000
9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.18%, 10/1/37, (LOC: First NBC Bank, Federal Home Loan Bank)(a)	9,055,000
10,000,000	Parish of Saint James Texaco Project Refunding Revenue, Series B, 0.19%, 7/1/12(a)	10,000,000
3,850,000	Shreveport Home Mortgage Authority Refunding Revenue, 0.19%, 2/15/23, (Credit Support: Fannie Mae)(a)	3,850,000

		30,905,000

Massachusetts — 2.15%
11,180,000	City of Worcester Cash Flow Management GO, 2.00%, 11/8/12	11,294,071
14,850,000	Commonwealth of Massachusetts Central Artery Highway Improvements GO, Series B, 0.17%, 12/1/30(a)	14,850,000
4,000,000	Massachusetts Industrial Finance Agency Refunding Revenue, 0.17%, 12/1/24, (LOC: TD Bank NA)(a)	4,000,000

		30,144,071

Michigan — 3.85%
12,475,000	Michigan Finance Authority Cash Flow Management Revenue, Series C-1, 2.00%, 8/20/12, (Credit Support: State Appropriation)	12,544,473
18,400,000	Michigan State Hospital Finance Authority Trinity Health Group Revenue TECP, 0.13%, 5/15/12(b)	18,400,000
23,000,000	Michigan State Hospital Finance Authority Trinity Health Group Revenue TECP, 0.13%, 6/5/12(b)	23,000,000

		53,944,473

Minnesota — 9.77%
1,825,000	City of Bloomington Refunding Revenue, Series A1, 0.20%, 11/15/32, (Credit Support: Fannie Mae)(a)	1,825,000
4,860,000	City of Burnsville Berkshire Project Refunding Revenue, Series A, 0.18%, 7/15/30, (Credit Support: Fannie Mae)(a)	4,860,000

27

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 8,350,000	City of Burnsville Southwind Apartments Project Refunding Revenue, 0.18%, 1/1/35, (Credit Support: Freddie Mac)(a)	$ 8,350,000
12,235,000	City of Inver Grove Heights Refunding Revenue, 0.18%, 5/15/35, (Credit Support: Fannie Mae)(a)	12,235,000
6,025,000	City of Minnetonka Beacon Hill Refunding Revenue, 0.18%, 5/15/34, (Credit Support: Fannie Mae)(a)	6,025,000
3,865,000	City of Minnetonka, Minnetonka Hills Apartments Refunding Revenue, 0.18%, 11/15/31, (Credit Support: Fannie Mae)(a)	3,865,000
13,165,000	City of Oak Park Heights Boutwells Landing Refunding Revenue, 0.18%, 11/1/35, (Credit Support: Freddie Mac)(a)	13,165,000
15,000,000	City of Rochester Mayo Foundation Refunding Revenue, Series B, 0.21%, 8/15/32(a)	15,000,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.18%, 9/15/33, (Credit Support: Fannie Mae)(a)	5,565,000
1,195,000	City of Spring Lake Park Oak Crest Apartments Project Refunding Revenue, 0.18%, 2/15/33, (Credit Support: Fannie Mae)(a)	1,195,000
8,705,000	Midwest Consortium of Municipal Utilities Refunding Revenue, Series B, 0.20%, 10/1/35, (LOC: U.S. Bank NA)(a)	8,705,000
19,000,000	Rochester Health Care Facilities TECP, 0.14%, 6/5/12, (Credit Support: Mayo Clinic Foundation)(b)	19,000,000
6,400,000	Rochester Health Care Facilities TECP, 0.15%, 4/3/12, (Credit Support: Mayo Clinic Foundation)(b)	6,400,000
9,000,000	Roseville Independent School District No 623 Cash Flow Management GO, 1.50%, 9/28/12, (Credit Support: School District Credit Program)	9,057,305
11,000,000	Saint Francis Independent School District No 15 Cash Flow Management GO, Series 2011A, 1.00%, 9/12/12, (Credit Support: School District Credit Program)	11,031,696
3,300,000	Saint Paul Housing & Redevelopment Authority Highland Ridge Project Refunding Revenue, 0.18%, 10/1/33, (Credit Support: Freddie Mac)(a)	3,300,000
7,255,000	Saint Paul Port Authority Sibley Project Refunding Revenue, 0.18%, 2/1/34, (Credit Support: Freddie Mac)(a)	7,255,000

		136,834,001

Mississippi — 4.26%
30,000,000	County of Jackson Chevron USA Inc. Project Refunding Revenue, 0.17%, 6/1/23(a)	30,000,000
3,100,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series B, 0.18%, 12/1/30(a)	3,100,000
8,260,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series A, 0.17%, 12/1/30(a)	8,260,000
2,500,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series D, 0.20%, 11/1/35(a)	2,500,000
8,585,000	Mississippi Business Finance Corp., Chevron USA Inc. Project Revenue, Series F, 0.17%, 11/1/35(a)	8,585,000

28

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 7,140,000	Mississippi Business Finance Corp., King Edward Hotel Project Revenue, 0.19%, 5/1/39, (LOC: Capital One NA, Federal Home Loan Bank)(a)	$ 7,140,000

		59,585,000

Missouri — 1.50%
4,000,000	Curators University of Missouri TECP, 0.13%, 4/2/12(b)	4,000,000
10,000,000	Curators University of Missouri TECP, 0.13%, 5/7/12(b)	10,000,000
5,000,000	North Kansas City, North Kansas Hospital Refunding Revenue, 0.26%, 11/1/33, (LOC: Bank of America NA)(a)	5,000,000
2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 0.19%, 2/1/29, (Credit Support: Fannie Mae)(a)	2,000,000

		21,000,000

Montana — 0.55%
1,700,000	Montana Board of Investment Public Improvements Revenue,, 0.22%, 3/1/29(a)	1,700,000
6,000,000	Montana Board of Investments Public Improvements Revenue, 0.22%, 3/1/35(a)	6,000,000

		7,700,000

Nebraska — 0.43%
6,000,000	Madison County Hospital Authority No. 1 Revenue, Series B, 0.20%, 7/1/33, (LOC: U.S. Bank NA)(a)	6,000,000

New Jersey — 2.24%
18,500,000	New Jersey Economic Development Authority Diocese of Metuchen Project Refunding Revenue, 0.28%, 9/1/30, (LOC: Bank of America NA)(a)	18,500,000
12,895,000	New Jersey Health Care Facilities Financing Authority Refunding Revenue, 0.16%, 7/1/33, (LOC: TD Bank NA)(a)	12,895,000

		31,395,000

New York — 13.10%
14,000,000	City of New York GO, Sub-Series A-4, 0.14%, 8/1/31, (LOC: Bank of Nova Scotia)(a)	14,000,000
25,000,000	City of New York Refunding GO, Sub-Series C-5, 0.16%, 8/1/20, (LOC: BNY Mellon)(a)	25,000,000
2,900,000	Erie County Industrial Development Agency Revenue, Putters Series 2090, 0.20%, 5/1/15, (Credit Support: AGM)(a)	2,900,000
5,325,000	Nassau Health Care Corp. Refunding Revenue, Sub Series D2, 0.13%, 8/1/29, (Credit Support: County GTY), (LOC: JP Morgan Chase Bank)(a)	5,325,000
6,700,000	New York City Industrial Development Agency College Improvement Revenue, Series B, 0.17%, 6/1/36, (LOC: TD Bank NA)(a)	6,700,000
50,000,000	New York City Transitional Finance Authority Refunding Revenue, 0.18%, 11/1/29(a)	50,000,000
13,000,000	New York City, Transitional Finance Authority Revenue, Series A2, 0.17%, 11/15/27(a)	13,000,000

29

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 9,000,000	New York Liberty Development Corp., 3 World Trade Center Project Revenue, 0.30%, 11/8/12(a)	$ 9,000,208
22,900,000	New York State Dormitory Authority Refunding Revenue, Series D, 0.17%, 7/1/31, (LOC: TD Bank NA)(a)	22,900,000
3,765,000	New York State Dormitory Authority Wagner College Revenue, 0.16%, 7/1/38, (LOC: TD Bank NA)(a)	3,765,000
27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.29%, 8/1/15, (LOC: Wells Fargo Bank)(a)	27,400,000
3,400,000	Triborough Bridge & Tunnel Authority Refunding Revenue, Series B, 0.16%, 1/1/32, (LOC: State Street Bank & Trust Co.)(a)	3,400,000

		183,390,208

North Carolina — 0.81%
3,200,000	Guilford County Industrial Facilities & Pollution Control Financing Authority Revenue, 0.18%, 9/1/29, (LOC: Branch Banking & Trust)(a)	3,200,000
2,100,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, 0.18%, 7/1/19, (LOC: Branch Banking & Trust)(a)	2,100,000
2,800,000	North Carolina Medical Care Commission Lower Cape Fear Hospice Revenue, 0.18%, 11/1/27, (LOC: Branch Banking & Trust)(a)	2,800,000
3,245,000	North Carolina Medical Care Commission Sisters of Mercy Services Corp. Revenue, 0.18%, 3/1/28, (LOC: Branch Banking & Trust)(a)	3,245,000

		11,345,000

Ohio — 0.17%
2,400,000	County of Lucas Cash Flow Management GO, Series 1, 1.00%, 7/19/12	2,403,167

Pennsylvania — 8.45%
8,900,000	Allegheny County Higher Education Building Authority Refunding Revenue, Series A, 0.19%, 3/1/38, (LOC: PNC Bank NA)(a)	8,900,000
7,500,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.19%, 6/1/30, (LOC: PNC Bank NA)(a)	7,500,000
4,635,000	Allegheny County Industrial Development Authority Revenue, 0.19%, 6/1/38, (LOC: PNC Bank NA)(a)	4,635,000
12,575,000	Butler County General Authority Iroquois School District Project Refunding Revenue, 0.36%, 8/1/31, (Credit Support: AGM)(a)	12,575,000
10,425,000	Butler County General Authority South Park School District Project Refunding Revenue, 0.36%, 8/1/27, (Credit Support: AGM)(a)	10,425,000
5,000,000	Delaware County Industrial Development Authority General Electric Capital Refunding Revenue, Series G, 0.14%, 12/1/31(a)	5,000,000
5,000,000	Delaware County Industrial Development Authority General Electric Capital Refunding Revenue, Series G, 0.14%, 12/1/31(a)	5,000,000
15,920,000	Delaware County Industrial Development Authority, United Parcel Service Project, 0.16%, 12/1/15(a)	15,920,000
3,100,000	Emmaus General Authority Revenue, Series A11, 0.20%, 3/1/24, (LOC: U.S. Bank NA)(a)	3,100,000

30

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 4,700,000	Emmaus General Authority Revenue, Series F, 0.20%, 3/1/24, (LOC: U.S. Bank NA)(a)	$ 4,700,000
8,155,000	JP Morgan Chase Putters/Drivers Trust Refunding GO, Series 3405, 0.20%, 11/15/14, (Credit Support: AGM, State Aid Withholding)(a)(c)	8,155,000
7,740,000	Luzerne County Convention Center Authority Revenue, Series A, 0.19%, 9/1/28, (LOC: PNC Bank NA)(a)	7,740,000
10,680,000	Montgomery County Industrial Development Authority Refunding Revenue, 0.16%, 6/1/33, (LOC: TD Bank NA)(a)	10,680,000
3,730,000	Pennsylvania Economic Development Financing Authority Revenue, 0.19%, 12/1/31, (LOC: PNC Bank NA)(a)	3,730,000
3,100,000	Pennsylvania Higher Educational Facilties Authority Gannon University Refunding Revenue, 0.19%, 5/1/15, (LOC: PNC Bank NA)(a)	3,100,000
7,200,000	Pennsylvania Higher Educational Facilties Authority Holy Family College Refunding Revenue, Series B, 0.18%, 12/1/32, (LOC: TD Bank NA)(a)	7,200,000

		118,360,000

Rhode Island — 0.22%
3,075,000	Rhode Island Health & Educational Building Corp. Refunding Revenue, 0.51%, 6/1/37, (LOC: Bank of America NA)(a)	3,075,000

South Carolina — 1.01%
6,500,000	County of Cherokee Revenue, 0.62%, 12/1/15, (LOC: Bank of America NA)(a)	6,500,000
3,400,000	South Carolina Jobs-Economic Development Authority Revenue, 0.21%, 5/1/29, (LOC: Branch Banking & Trust)(a)	3,400,000
4,250,000	South Carolina Jobs-Economic Development Authority Revenue, 0.30%, 5/1/29, (LOC: Wells Fargo Bank)(a)	4,250,000

		14,150,000

South Dakota — 1.26%
12,640,000	City of Sioux Falls Sales Tax Revenue, Series 2057, 0.21%, 5/15/15(a)	12,640,000
5,000,000	South Dakota Housing Development Authority Revenue, Series C, 0.18%, 5/1/39(a)	5,000,000

		17,640,000

Tennessee — 2.79%
14,000,000	Clarksville Public Building Authority Public Improvements Revenue, 0.30%, 2/1/38, (LOC: Bank of America NA)(a)	14,000,000
25,000,000	Vanderbilt University TECP, 0.15%, 6/8/12(b)	25,000,000

		39,000,000

Texas — 6.64%
2,525,000	Crawford Education Facilities Corp. Revenue, 0.20%, 6/1/18, (LOC: U.S. Bank NA)(a)	2,525,000
7,050,000	DeSoto Industrial Development Authority Caterpillar Refunding Revenue, 0.29%, 12/1/16(a)	7,050,000

31

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 9,000,000	Harris County Cultural Educational Facilities TECP, 0.28%, 5/3/12, (Credit Support: Methodist Hospital)(b)	$ 9,000,000
8,000,000	Harris County Cultural Educational Facilities TECP, 0.28%, 8/6/12, (Credit Support: Methodist Hospital)(b)	8,000,000
18,000,000	Harris County Cultural Educational Facilities TECP, 0.28%, 8/6/12, (Credit Support: Methodist Hospital)(b)	18,000,000
11,095,000	Lake Travis Independent School District Putters GO, Series 1882, 0.19%, 2/15/14, (Credit Support: PSF-GTD)(a)(c)	11,095,000
5,050,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.30%, 12/1/26, (LOC: Wells Fargo Bank)(a)	5,050,000
15,000,000	University of Texas TECP, 0.09%, 6/6/12(b)	15,000,000
17,300,000	University of Texas, Financing System Refunding Revenue, Series B, 0.14%, 8/1/34(a)	17,300,000

		93,020,000

Utah — 1.22%
5,000,000	County of Emery Refunding Revenue, 0.19%, 11/1/24, (LOC: Wells Fargo Bank)(a)	5,000,000
635,000	County of Sanpete Private Primary Schools Revenue, 0.30%, 8/1/28, (LOC: U.S. Bank NA)(a)	635,000
3,700,000	Duchesne County School District Revenue, 0.30%, 6/1/21, (LOC: U.S. Bank NA)(a)	3,700,000
3,310,000	Ogden City Redevelopment Agency Tax Allocation Revenue, Series A, 0.30%, 4/1/25, (LOC: Wells Fargo Bank)(a)	3,310,000
4,435,000	Salt Lake County Housing Authority Refunding Revenue, 0.19%, 2/15/31, (Credit Support: Fannie Mae)(a)	4,435,000

		17,080,000

Vermont — 0.24%
3,400,000	Vermont Educational & Health Buildings Financing Agency Springfield Project Refunding Revenue, Series A, 0.18%, 9/1/31, (LOC: TD Bank NA)(a)	3,400,000

Virginia — 1.98%
11,100,000	Arlington County Ballston Public Parking Revenue, 0.17%, 8/1/17, (LOC: PNC Bank NA)(a)	11,100,000
10,000,000	Russell County Industrial Development Authority Revenue, Series B, 0.17%, 7/1/38, (LOC: U.S. Bank NA)(a)	10,000,000
6,560,000	Virginia Beach Development Authority Refunding Revenue, 0.31%, 7/1/33, (LOC: Bank of America NA)(a)	6,560,000

		27,660,000

Washington — 1.11%
5,000,000	Everett Public Facilities District Refunding Revenue, 0.15%, 4/1/36, (LOC: BNY Mellon Bank)(a)	5,000,000
4,995,000	JP Morgan Chase Putters/Drivers Trust Snohomish County School District No. 15 GO, Series 3542Z, 0.21%, 12/1/14, (Credit Support: School Board GTY)(a)(c)	4,995,000
4,680,000	Washington State Housing Finance Commission Retirement Facilities Revenue, Series A, 0.23%, 8/1/44, (LOC: East West Bank, Federal Home Loan Bank)(a)	4,680,000

32

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 900,000	Washington State Housing Finance Commission Revenue, 0.20%, 7/1/22, (LOC: U.S. Bank NA)(a)	$ 900,000

		15,575,000

Wisconsin — 1.74%
7,840,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.30%, 6/1/28, (LOC: Wells Fargo Bank)(a)	7,840,000
6,907,000	Wisconsin Health & Educational Facilities Authority Revenue, Series A, 0.20%, 9/1/19, (LOC: JP Morgan Chase Bank)(a)	6,907,000
7,500,000	Wisconsin Health & Educational Facilities Authority, Aurora Health Care Refunding Revenue, Series C, 0.19%, 7/15/28, (LOC: Bank of Montreal)(a)	7,500,000
2,100,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.20%, 3/1/23, (LOC: U.S. Bank NA)(a)	2,100,000

		24,347,000

Wyoming — 1.65%
14,185,000	County of Lincoln Exxon Project Pollution Control Revenue, Series A, 0.15%, 11/1/14(a)	14,185,000
8,915,000	County of Lincoln Exxon Project Pollution Control Revenue, Series C, 0.15%, 11/1/14(a)	8,914,998

		23,099,998

Total Municipal Bonds (Cost $1,392,578,593)		1,392,578,593

Shares
Investment Company — 0.36%
5,000,000	Goldman Sachs Financial Square Tax Free Money Market Fund	5,000,000

Total Investment Company (Cost $5,000,000)		5,000,000

Total Investments (Cost $1,397,578,593)(d) — 99.83%		$1,397,578,593
Other assets in excess of liabilities — 0.17%		2,448,877

NET ASSETS — 100.00%		$1,400,027,470

(a)	Variable rate demand security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2012. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.

33

SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

March 31, 2012 (Unaudited)

(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AGM – Assured Guaranty Municipal

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

PSF-GTD – Permanent School Fund Guarantee

TECP – Tax Exempt Commercial Paper

See notes to financial statements.

34

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35

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2012 (Unaudited)

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Assets:
Investments, at value (cost $13,603,547,755; $5,921,431,594; $1,397,578,593 respectively)	$13,603,547,755*	$5,921,431,594**	$1,397,578,593
Cash	27,158,387	30,870,682	1,910,072
Interest and dividends receivable	24,216,966	7,482,077	622,795
Prepaid expenses and other assets	218,751	187,523	124,224

Total Assets	13,655,141,859	5,959,971,876	1,400,235,684

Liabilities:
Distributions payable	45,518	50,981	12,271
Payable for investments purchased	146,278,980	153,828,903	—
Accrued expenses and other payables:
Investment advisory fees	1,146,481	518,136	122,296
Audit fees	28,517	24,613	19,890
Trustee fees	27,412	1,133	1,565
Distribution fees	1,182,333	147,946	28,992
Shareholder reports	409,280	131,243	21,900
Shareholder servicing fees	105,671	47,317	468
Transfer Agent fees	4,482	—	832
Other	83,164	—	—

Total Liabilities	149,311,838	154,750,272	208,214

Net Assets	$13,505,830,021	$5,805,221,604	$1,400,027,470

Net Assets Consist Of:
Capital	$13,510,081,908	$5,805,201,635	$1,400,044,628
Undistributed (distributions in excess of) net investment income	(1,031)	3,719	(371)
Accumulated net realized gains (losses) from investment transactions	(4,250,856)	16,250	(16,787)

Net Assets	$13,505,830,021	$5,805,221,604	$1,400,027,470

Net Assets:
RBC Institutional Class 1	$2,820,323,161	$1,425,244,654	$25,806,674
RBC Institutional Class 2	652,696,131	171,643,470	227,425,158
RBC Investor Class	2,965,816,730	889,275,709	164,973,331
RBC Reserve Class	5,402,860,440	1,945,861,512	599,234,145
RBC Select Class	1,664,133,559	1,373,196,259	382,588,162

Total	$13,505,830,021	$5,805,221,604	$1,400,027,470

36

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Shares Outstanding (Unlimited number of shares authorized, no par value):
RBC Institutional Class 1	2,820,192,508	1,425,222,136	25,820,487
RBC Institutional Class 2	652,664,913	171,640,031	227,499,214
RBC Investor Class	2,967,798,638	889,285,396	164,966,453
RBC Reserve Class	5,404,872,851	1,945,879,652	599,225,078
RBC Select Class	1,664,672,965	1,373,208,807	382,580,225

Total	13,510,201,875	5,805,236,022	1,400,091,457

Net Asset Values and Redemption Price per Share:
RBC Institutional Class 1	$1.00	$1.00	$1.00

RBC Institutional Class 2	$1.00	$1.00	$1.00

RBC Investor Class	$1.00	$1.00	$1.00

RBC Reserve Class	$1.00	$1.00	$1.00

RBC Select Class	$1.00	$1.00	$1.00

*	$2,130,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.
**	$1,012,000,000 of which are repurchase agreements. See Schedule of Portfolio Investments for details.

See notes to financial statements.

37

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2012 (Unaudited)

	Prime Money Market Fund	U.S. Government Money Market Fund	Tax-Free Money Market Fund
Investment Income:
Interest income	$15,758,634	$4,641,237	$1,042,271
Dividend income	—	—	1,224

Total Investment Income	15,758,634	4,641,237	1,043,495

Expenses:
Investment advisory fees	6,318,737	2,930,409	661,642
Distribution fees-RBC Institutional Class 2	493,116	123,615	160,780
Distribution fees-RBC Investor Class	15,349,406	4,664,935	860,675
Distribution fees-RBC Reserve Class	23,047,532	8,373,368	2,539,466
Distribution fees-RBC Select Class	6,504,569	5,402,800	1,366,466
Shareholder servicing fee-RBC Institutional Class 1	540,572	387,891	7,708
Accounting fees	315,937	146,520	33,082
Audit fees	19,820	19,220	19,799
Custodian fees	86,723	43,380	7,946
Insurance fees	63,589	21,197	7,067
Legal fees	155,926	56,259	18,511
Registration and filing fees	156,591	103,622	87,976
Shareholder reports	269,865	57,872	12,481
Transfer agent fees	43,365	13,945	11,679
Trustees’ fees	164,333	66,598	16,403
Other fees	228,337	100,583	32,023

Total expenses before fee reductions	53,758,418	22,512,214	5,843,704
Expenses reduced by:
Shareholder Servicing Agent - Class Specific	—	(190,986)	(5,942)
Distributor - Class Specific	(39,330,510)	(17,974,708)	(4,860,650)

Net Expenses	14,427,908	4,346,520	977,112

Net Investment Income	1,330,726	294,717	66,383

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	98,033	16,250	1,570

Change in net assets resulting from operations	$1,428,759	$310,967	$67,953

See notes to financial statements.

38

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Prime Money Market Fund
	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011
	(Unaudited)

From Investment Activities:
Operations:
Net investment income	$1,330,726	$6,158,942
Net realized gains from investment transactions	98,033	364,928

Change in net assets resulting from operations	1,428,759	6,523,870

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(805,246)	(4,715,323)
RBC Institutional Class 2 Shareholders	(32,963)	(371,207)
RBC Investor Class Shareholders	(154,031)	(367,403)
RBC Reserve Class Shareholders	(256,918)	(529,673)
RBC Select Class Shareholders	(81,568)	(175,336)

Change in net assets resulting from shareholder distributions	(1,330,726)	(6,158,942)

Capital Transactions:
Proceeds from shares issued	17,333,319,444	55,383,518,080
Distributions reinvested	1,136,726	4,223,143
Cost of shares redeemed	(16,320,600,611)	(58,508,859,963)

Change in net assets resulting from capital transactions	1,013,855,559	(3,121,118,740)

Net increase (decrease) in net assets	1,013,953,592	(3,120,753,812)

Net Assets:
Beginning of period	12,491,876,429	15,612,630,241

End of period	$13,505,830,021	$12,491,876,429

Distributions in excess of net investment income	$(1,031)	$(1,031)

Share Transactions:
Issued	17,333,319,444	55,383,518,080
Reinvested	1,136,726	4,223,143
Redeemed	(16,320,600,611)	(58,508,859,963)

Change in shares resulting from capital transactions	1,013,855,559	(3,121,118,740)

See notes to financial statements.

39

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	U.S. Government Money Market Fund
	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011
	(Unaudited)

From Investment Activities:
Operations:
Net investment income	$294,717	$1,007,107
Net realized gains from investment transactions	16,250	78,276

Change in net assets resulting from operations	310,967	1,085,383

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(78,626)	(591,712)
RBC Institutional Class 2 Shareholders	(8,263)	(15,108)
RBC Investor Class Shareholders	(46,788)	(108,071)
RBC Reserve Class Shareholders	(93,311)	(175,362)
RBC Select Class Shareholders	(67,729)	(116,852)

Change in net assets resulting from Distributions of Net Investment Income	(294,717)	(1,007,105)

Distributions from Net Realized Gains
RBC Institutional Class 1 Shareholders	(12,707)	—
RBC Institutional Class 2 Shareholders	(1,173)	—
RBC Investor Class Shareholders	(7,136)	—
RBC Reserve Class Shareholders	(14,189)	—
RBC Select Class Shareholders	(10,464)	—

Change in net assets resulting from Distributions of Net Realized Gains	(45,669)	—

Capital Transactions:
Proceeds from shares issued	4,131,410,882	11,731,772,486
Distributions reinvested	272,000	750,750
Cost of shares redeemed	(4,038,874,260)	(10,957,608,972)

Change in net assets resulting from capital transactions	92,808,622	774,914,264
Net increase in net assets	92,779,203	774,992,542

Net Assets:
Beginning of period	5,712,442,401	4,937,449,859

End of period	$5,805,221,604	$5,712,442,401

Undistributed net investment income	$3,719	$3,719

Share Transactions:
Issued	4,131,410,882	11,731,772,486
Reinvested	272,000	750,750
Redeemed	(4,038,874,260)	(10,957,608,972)

Change in shares resulting from capital transactions	92,808,622	774,914,264

See notes to financial statements.

40

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (cont.)

	Tax-Free Money Market Fund
	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$66,383	$209,626
Net realized gains (losses) from investment transactions	1,570	(18,807)

Change in net assets resulting from operations	67,953	190,819

Distributions from Net Investment Income
RBC Institutional Class 1 Shareholders	(1,581)	(44,510)
RBC Institutional Class 2 Shareholders	(10,752)	(53,846)
RBC Investor Class Shareholders	(8,630)	(19,149)
RBC Reserve Class Shareholders	(28,293)	(60,382)
RBC Select Class Shareholders	(17,127)	(31,739)

Change in net assets resulting from Distributions of Net Investment Income	(66,383)	(209,626)

Distributions from Net Realized Gains
RBC Institutional Class 1 Shareholders	—	(2,490)
RBC Institutional Class 2 Shareholders	—	(15,077)
RBC Investor Class Shareholders	—	(9,193)
RBC Reserve Class Shareholders	—	(30,785)
RBC Select Class Shareholders	—	(14,254)

Change in net assets resulting from Distributions of Net Realized Gains	—	(71,799)

Capital Transactions:
Proceeds from shares issued	796,591,209	1,612,678,587
Distributions reinvested	53,836	280,174
Cost of shares redeemed	(635,357,470)	(1,834,297,551)

Change in net assets resulting from capital transactions	161,287,575	(221,338,790)

Net increase (decrease) in net assets	161,289,145	(221,429,396)

Net Assets:
Beginning of period	1,238,738,325	1,460,167,721

End of period	$1,400,027,470	$1,238,738,325

Distributions in excess of net investment income	$(371)	$(371)

Share Transactions:
Issued	796,591,209	1,612,678,587
Reinvested	53,836	280,174
Redeemed	(635,357,470)	(1,834,297,551)

Change in shares resulting from capital transactions	161,287,575	(221,338,790)

See notes to financial statements.

41

FINANCIAL HIGHLIGHTS

Prime Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized / Unrealized Gain/(Loss) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
RBC Institutional Class 1
Six Months Ended March 31, 2012 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2009	1.00	0.01(a)	(b)	0.01	(0.01)	(0.01)	1.00
Year Ended September 30, 2008	1.00	0.03(a)	(b)	0.03	(0.03)	(0.03)	1.00
Year Ended September 30, 2007	1.00	0.05	(b)	0.05	(0.05)	(0.05)	1.00
RBC Institutional Class 2
Six Months Ended March 31, 2012 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Investor Class
Six Months Ended March 31, 2012 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Reserve Class
Six Months Ended March 31, 2012 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Select Class
Six Months Ended March 31, 2012 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

(a) (b)	Per share net investment income has been calculated using the average daily shares method. Less than $0.01 or $(0.01) per share.	(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.

See notes to financial statements.

42

FINANCIAL HIGHLIGHTS

Prime Money Market Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2012 (Unaudited)	0.04%(d)	$2,820	0.17%(e)	0.07%(e)	0.17%(g)
Year Ended September 30, 2011	0.13%	1,978	0.17%	0.14%	0.17%(g)
Year Ended September 30, 2010	0.19%	4,051	0.17%	0.19%	0.17%(g)
Year Ended September 30, 2009	0.95%	4,426	0.55%(f)	1.03%	0.55%
Year Ended September 30, 2008	3.02%	10,591	0.84%	2.94%	0.87%
Year Ended September 30, 2007	4.69%	9,662	0.80%	4.59%	0.89%
RBC Institutional Class 2
Six Months Ended March 31, 2012 (Unaudited)	0.01%(d)	$653	0.24%(e)	0.01%(e)	0.27%(e)
Year Ended September 30, 2011	0.04%	687	0.26%	0.04%	0.27%
Year Ended September 30, 2010	0.09%	830	0.27%	0.07%	0.27%
Period Ended September 30, 2009(c)	0.62%(d)	19	0.31%(e)	0.45%(e)	0.32%(e)
RBC Investor Class
Six Months Ended March 31, 2012 (Unaudited)	0.01%(d)	$2,966	0.24%(e)	0.01%(e)	1.12%(e)
Year Ended September 30, 2011	0.01%	3,199	0.30%	0.01%	1.12%
Year Ended September 30, 2010	0.01%	3,995	0.35%	0.01%	1.13%
Period Ended September 30, 2009(c)	0.15%(d)	4,659	0.91%(e)	0.16%(e)	1.19%(e)
RBC Reserve Class
Six Months Ended March 31, 2012 (Unaudited)	0.01%(d)	$5,403	0.24%(e)	0.01%(e)	1.02%(e)
Year Ended September 30, 2011	0.01%	5,032	0.29%	0.01%	1.01%
Year Ended September 30, 2010	0.01%	5,165	0.35%	0.01%	1.03%
Period Ended September 30, 2009(c)	0.22%(d)	4,870	0.83%(e)	0.24%(e)	1.08%(e)
RBC Select Class
Six Months Ended March 31, 2012 (Unaudited)	0.01%(d)	$1,664	0.24%(e)	0.01%(e)	0.92%(e)
Year Ended September 30, 2011	0.01%	1,595	0.29%	0.01%	0.92%
Year Ended September 30, 2010	0.01%	1,572	0.35%	0.01%	0.92%
Period Ended September 30, 2009(c)	0.27%(d)	1,383	0.77%(e)	0.29%(e)	0.97%(e)

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(c) (d) (e)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009. Not annualized. Annualized.	(f)	Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2009.
		(g)	There were no waivers or reimbursements during the period.

See notes to financial statements.

43

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized/ Unrealized Gain/(Loss) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
RBC Institutional Class 1
Six Months Ended March 31, 2012 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2009	1.00	0.01(a)	(b)	0.01	(0.01)	(0.01)	1.00
Year Ended September 30, 2008	1.00	0.03(a)	(b)	0.03	(0.03)	(0.03)	1.00
Year Ended September 30, 2007	1.00	0.04	(b)	0.04	(0.04)	(0.04)	1.00
RBC Institutional Class 2
Six Months Ended March 31, 2012 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Investor Class
Six Months Ended March 31, 2012 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Reserve Class
Six Months Ended March 31, 2012 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
RBC Select Class
Six Months Ended March 31, 2012 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00

(a)	Per share net investment income has been calculated using the average daily shares method. Less than $0.01 or $(0.01) per share.	(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.
(b)

See notes to financial statements.

44

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2012 (Unaudited)	0.01%(d)	$1,425	0.15%(e)	0.01%(e)	0.17%(e)
Year Ended September 30, 2011	0.05%	1,580	0.17%	0.05%	0.17%
Year Ended September 30, 2010	0.11%	662	0.17%	0.11%	0.17%(g)
Year Ended September 30, 2009	0.73%	848	0.49%(f)	0.98%	0.49%(g)
Year Ended September 30, 2008	2.70%	3,266	0.72%	2.51%	0.72%(g)
Year Ended September 30, 2007	4.56%	1,393	0.76%	4.47%	0.76%(g)
RBC Institutional Class 2
Six Months Ended March 31, 2012 (Unaudited)	0.01%(d)	$172	0.15%(e)	0.01%(e)	0.27%(e)
Year Ended September 30, 2011	0.01%	142	0.20%	0.01%	0.27%
Year Ended September 30, 2010	0.02%	124	0.27%	0.02%	0.27%
Period Ended September 30, 2009(c)	0.44%(d)	14	0.30%(e)	0.56%(e)	0.30%(e)
RBC Investor Class
Six Months Ended March 31, 2012 (Unaudited)	0.01%(d)	$889	0.15%(e)	0.01%(e)	1.12%(e)
Year Ended September 30, 2011	0.01%	981	0.21%	0.01%	1.12%
Year Ended September 30, 2010	0.01%	1,260	0.27%	0.01%	1.13%
Period Ended September 30, 2009(c)	0.11%(d)	1,372	0.65%(e)	0.07%(e)	1.17%(e)
RBC Reserve Class
Six Months Ended March 31, 2012 (Unaudited)	0.01%(d)	$1,946	0.15%(e)	0.01%(e)	1.02%(e)
Year Ended September 30, 2011	0.01%	1,748	0.21%	0.01%	1.02%
Year Ended September 30, 2010	0.01%	1,752	0.27%	0.01%	1.03%
Period Ended September 30, 2009(c)	0.14%(d)	1,714	0.65%(e)	0.15%(e)	1.06%(e)
RBC Select Class
Six Months Ended March 31, 2012 (Unaudited)	0.01%(d)	$1,373	0.15%(e)	0.01%(e)	0.92%(e)
Year Ended September 30, 2011	0.01%	1,262	0.21%	0.01%	0.92%
Year Ended September 30, 2010	0.01%	1,139	0.27%	0.01%	0.93%
Period Ended September 30, 2009(c)	0.17%(d)	1,233	0.63%(e)	0.18%(e)	0.95%(e)

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(c) (d) (e)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009. Not annualized. Annualized.	(f)	Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2009.

		(g)	There were no waivers or reimbursements during the period.

See notes to financial statements.

45

FINANCIAL HIGHLIGHTS

Tax-Free Money Market Fund	(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized/ Unrealized Gain/(Loss) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Net Asset Value, End of Period
RBC Institutional Class 1
Six Months Ended March 31, 2012 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2009	1.00	0.01(a)	(b)	0.01	(0.01)	—	1.00
Year Ended September 30, 2008	1.00	0.02(a)	(b)	0.02	(0.02)	—	1.00
Year Ended September 30, 2007	1.00	0.03	(b)	0.03	(0.03)	—	1.00
RBC Institutional Class 2
Six Months Ended March 31, 2012 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	—	1.00
RBC Investor Class
Six Months Ended March 31, 2012 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	—	1.00
RBC Reserve Class
Six Months Ended March 31, 2012 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	—	1.00
RBC Select Class
Six Months Ended March 31, 2012 (Unaudited)	$1.00	(a)(b)	(b)	(b)	(b)	(b)	$1.00
Year Ended September 30, 2011	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Year Ended September 30, 2010	1.00	(a)(b)	(b)	(b)	(b)	(b)	1.00
Period Ended September 30, 2009(c)	1.00	(a)(b)	(b)	(b)	(b)	—	1.00

(a) (b)	Per share net investment income has been calculated using the average daily shares method. Less than $0.01 or $(0.01) per share.	(c)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009.

See notes to financial statements.

46

FINANCIAL HIGHLIGHTS

Tax-Free Money Market Fund (cont.)	(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended March 31, 2012 (Unaudited)	0.01%(d)	$26	0.15%(e)	0.01%(e)	0.19%(e)
Year Ended September 30, 2011	0.09%	37	0.18%	0.10%	0.19%
Year Ended September 30, 2010	0.25%	71	0.18%	0.22%	0.18%(g)
Year Ended September 30, 2009	0.74%	51	0.71%(f)	1.49%	0.71%
Year Ended September 30, 2008	1.95%	904	0.80%	1.90%	0.84%
Year Ended September 30, 2007	3.00%	841	0.70%	2.96%	0.84%
RBC Institutional Class 2
Six Months Ended March 31, 2012 (Unaudited)	0.01%(d)	$227	0.15%(e)	0.01%(e)	0.29%(e)
Year Ended September 30, 2011	0.02%	214	0.26%	0.02%	0.29%
Year Ended September 30, 2010	0.15%	282	0.28%	0.09%	0.28%
Period Ended September 30, 2009(c)	0.41%(d)	(h)	0.34%(e)	0.45%(e)	0.34%(e)
RBC Investor Class
Six Months Ended March 31, 2012 (Unaudited)	0.01%(d)	$165	0.15%(e)	0.01%(e)	1.13%(e)
Year Ended September 30, 2011	0.02%	167	0.26%	0.01%	1.14%
Year Ended September 30, 2010	0.02%	210	0.42%	0.01%	1.15%
Period Ended September 30, 2009(c)	0.04%(d)	202	0.76%(e)	0.03%(e)	1.19%(e)
RBC Reserve Class
Six Months Ended March 31, 2012 (Unaudited)	0.01%(d)	$599	0.15%(e)	0.01%(e)	1.04%(e)
Year Ended September 30, 2011	0.02%	520	0.26%	0.01%	1.04%
Year Ended September 30, 2010	0.02%	612	0.40%	0.01%	1.04%
Period Ended September 30, 2009(c)	0.06%(d)	432	0.74%(e)	0.05%(e)	1.09%(e)
RBC Select Class
Six Months Ended March 31, 2012 (Unaudited)	0.01%(d)	$383	0.15%(e)	0.01%(e)	0.94%(e)
Year Ended September 30, 2011	0.02%	300	0.26%	0.01%	0.93%
Year Ended September 30, 2010	0.02%	286	0.40%	0.01%	0.94%
Period Ended September 30, 2009(c)	0.11%(d)	242	0.68%(e)	0.10%(e)	0.99%(e)

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(c) (d) (e)	For the period from November 21, 2008 (commencement of operations) to September 30, 2009. Not annualized. Annualized.	(f) (g) (h)

Beginning November 21, 2008, the net operating expenses were contractually limited to 0.20% of average daily net assets. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2009.

There were no waivers or reimbursements during the period.

Less than $1,000,000.

See notes to financial statements.

47

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”), is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This semi annual report includes the following three investment portfolios (“Funds”):

- Prime Money Market Fund

- U.S. Government Money Market Fund

- Tax-Free Money Market Fund

The Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund offer five share classes: RBC Institutional Class 1, RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and RBC Select Class.

RBC Global Asset Management (U.S.) Inc (“RBC GAM (US)”) acts as the investment adviser for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the co-administrator.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation:

Securities held by the Funds are valued at amortized cost, which approximates fair value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will use pricing and valuation procedures approved by the Trust’s Board of Trustees (the “Board”) to determine a security’s fair value. Investments in open-end investment companies are valued at net asset value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by at least two nationally recognized rating organizations such as Standard & Poors Corporation, Moody’s Investors Service or Fitch Investors Service. If unrated, a security must be determined by the Adviser to be of comparable quality.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Generally, the types of securities included in Level 2 for the Funds are U.S. Treasury bills and certain money market instruments, including those valued at amortized cost under Rule 2a-7. Amortized cost approximates the current fair value of a security, but is not obtained from a quoted price in an active market.

48

NOTES TO FINANCIAL STATEMENTS

• Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2012 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Prime Money Market	$—	$13,603,547,755(b)(c)	$—	$13,603,547,755
U.S. Government Money Market	—	5,921,431,594(b)(c)	—	5,921,431,594
Tax-Free Money Market	5,000,000(a)	1,392,578,593(c)	—	1,397,578,593

(a) Level 1 investments consist of Investment Companies.

(b) The breakdown of the Fund’s investments by security type is disclosed in the Schedules of Portfolio Investments.

(c) The breakdown of the Fund’s investments by state classification or political subdivision is disclosed in the Schedules of Portfolio Investments.

During the six months ended March 31, 2012, the Funds recognized no transfers to/from level 1 or 2. The Fund’s policy is to recognize transfers between level 1, level 2 and level 3 at the end of the year utilizing fair value at the beginning of the year.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15,2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis. The Funds amortize all premiums and discounts on debt securities.

When Issued Transactions:

The Funds may engage in when-issued transactions. The Funds record when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of March 31, 2012, the Funds held no when-issued securities.

49

NOTES TO FINANCIAL STATEMENTS

Repurchase Agreements:

The Funds may enter into repurchase agreements with counterparties whom the Adviser has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or investment advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on the proportion of relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. expiring capital loss carryforward), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

Credit Enhancement:

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA).

3. Agreements and Other Transactions with Affiliates

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages the Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreements require the Funds to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contract RBC GAM (US) is entitled to receive fees based on a percentage of the average daily net assets as follows:

	Average Daily Net Assets of Fund	Annual Rate
Prime Money Market Fund	All Net Assets	0.10%
U.S. Government Money Market Fund	All Net Assets	0.10%
Tax-Free Money Market Fund	All Net Assets	0.10%

50

NOTES TO FINANCIAL STATEMENTS

RBC Institutional Class 1 of Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund pays an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares of a Fund that is used to compensate financial intermediaries for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

RBC GAM (US) has contractually agreed to waive fees and/or reimburse expenses under an Expense Limitation Agreement in order to maintain the net annual fund operating expenses at 0.20% for RBC Institutional Class 1 of the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund. During the six months ended March 31, 2012, there were no fees waived under this agreement.

RBC GAM (US) and BNY Mellon serve as co-administrators to the Funds. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. RBC GAM (US) does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the Funds based on the Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the adviser or the co-administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The RBC Funds currently pay the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the adviser, administrator or distributor) an annual retainer of $32,500. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,000 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, and a $1,500 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Security Transactions with Affiliated Funds

During the six months ended March 31, 2012, the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund engaged in security purchase and sale transactions with other RBC Funds or investment advisory clients managed by RBC GAM (US). These purchase and sale transactions complied with Rule 17a-7 under the Investment Company Act of 1940 (as amended) and amounted to $0 and $148,725,000 for Prime Money Market Fund, respectively, $96,225,000 and $0 for U.S. Government Money Market Fund, respectively, and $42,225,000 and $0 for Tax-Free Money Market Fund, respectively.

51

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution

The Prime Money Market, U. S. Government Money Market and Tax-Free Money Market Funds have adopted a Shareholder Account and Distribution Services (12b-1) Plan (the ”Plan”) with respect to RBC Institutional Class 2, RBC Investor Class, RBC Reserve Class and the RBC Select Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	RBC Institutional Class 2	RBC Investor Class	RBC Reserve Class	RBC Select Class
12b-1 Plan Fee	0.15%	1.00%	0.90%	0.80%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a Service Fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Pursuant to a Shareholder Account and Distribution Services Agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets for certain shareholder account servicing support provided to the Funds. RBC Capital Markets has agreed to waive fees and/or reimburse expenses in order to maintain the net annual fund operating expenses for each class listed below for each Fund to the following amounts:

Fund	Operating Expense Limit
Prime Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.05%
RBC Reserve Class	0.90%
RBC Select Class	0.80%

U.S. Government Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.77%

Tax-Free Money Market Fund
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%
RBC Reserve Class	0.85%
RBC Select Class	0.70%

This Expense Limitation Agreement is in place until January 31, 2013 and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, any expenses in excess of the Expense Limitation and repay RBC Capital Markets such amounts, provided the Fund is able to effect such repayment and remain in compliance with the Expense Limitation. At March 31, 2012, the amounts subject to possible recoupment under the expense limitation agreement are $10,646,203, $6,040,107 and $2,053,186 for the Prime Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund, respectively.

RBC Capital Markets may voluntarily waive and/or reimburse additional fund operating expenses at any time, such as to maintain a minimum yield in a fund. Any such voluntary program may be modified or discontinued at any time without notice.

52

NOTES TO FINANCIAL STATEMENTS

For the six months ended March 31, 2012, the following distribution fees were waived:

Fund	Distribution Fees Waived
Prime Money Market Fund
RBC Institutional Class 2	$ 117,565
RBC Investor Class	13,561,295
RBC Reserve Class	20,082,995
RBC Select Class	5,568,655

U.S. Government Money Market Fund
RBC Institutional Class 2	$ 101,661
RBC Investor Class	4,529,460
RBC Reserve Class	8,119,290
RBC Select Class	5,224,297

Tax-Free Money Market Fund
RBC Institutional Class 2	$ 150,083
RBC Investor Class	849,743
RBC Reserve Class	2,510,379
RBC Select Class	1,350,445

For the six months ended March 31, 2012, shareholder servicing fees were voluntarily waived for the RBC Institutional Class 1 in the amount of $190,986 and $5,942 for the U.S. Government Money Market Fund and the Tax-Free Money Market Fund, respectively.

53

NOTES TO FINANCIAL STATEMENTS

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are redeemed at $1.00 per share.

Transactions for the period were as follows:

	Prime Money Market Fund		U.S. Government Money Market Fund

	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$14,273,915,782	$47,958,836,084	$2,369,173,259	$8,471,837,355
Distributions reinvested	611,233	2,779,850	61,476	335,353
Cost of shares redeemed	(13,432,669,948)	(50,033,766,650)	(2,524,097,649)	(7,553,849,882)

Change in RBC Institutional Class 1	$841,857,067	$(2,072,150,716)	$(154,862,914)	$918,322,826

RBC Institutional Class 2
Proceeds from shares issued	$376,902,467	$1,537,763,049	$234,974,532	$664,679,726
Distributions reinvested	32,967	370,876	7,966	15,107
Cost of shares redeemed	(411,638,579)	(1,680,872,073)	(205,546,550)	(646,731,961)

Change in RBC Institutional Class 2	$(34,703,145)	$(142,738,148)	$29,435,948	$17,962,872

RBC Investor Class
Proceeds from shares issued	$568,458,103	$1,487,557,623	$254,670,998	$470,599,974
Distributions reinvested	154,036	367,405	46,072	108,072
Cost of shares redeemed	(802,230,040)	(2,283,435,059)	(346,268,375)	(750,374,803)

Change in RBC Investor Class	$(233,617,901)	$(795,510,031)	$(91,551,305)	$(279,666,757)

RBC Reserve Class
Proceeds from shares issued	$1,326,315,628	$2,563,297,367	$596,941,914	$1,052,547,577
Distributions reinvested	256,922	529,679	90,329	175,364
Cost of shares redeemed	(955,857,498)	(2,696,929,651)	(398,918,512)	(1,056,632,356)

Change in RBC Reserve Class	$370,715,052	$(133,102,605)	$198,113,731	$(3,909,415)

RBC Select Class
Proceeds from shares issued	$787,727,464	$1,836,063,957	$675,650,179	$1,072,107,854
Distributions reinvested	81,568	175,333	66,157	116,854
Cost of shares redeemed	(718,204,546)	(1,813,856,530)	(564,043,174)	(950,019,970)

Change in RBC Select Class	$69,604,486	$22,382,760	$111,673,162	$122,204,738

Change in net assets resulting from capital transactions	$1,013,855,559	$(3,121,118,740)	$92,808,622	$774,914,264

54

NOTES TO FINANCIAL STATEMENTS

	Tax-Free Money Market Fund

	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011
	(Unaudited)
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$565	$47,748,219
Distributions reinvested	1,064	45,747
Cost of shares redeemed	(11,001,070)	(81,866,423)

Change in RBC Institutional Class 1	$(10,999,441)	$(34,072,457)

RBC Institutional Class 2
Proceeds from shares issued	$127,917,177	$310,679,168
Distributions reinvested	8,764	68,926
Cost of shares redeemed	(114,922,975)	(378,104,024)

Change in RBC Institutional Class 2	$13,002,966	$(67,355,930)

RBC Investor Class
Proceeds from shares issued	$132,036,826	$201,253,242
Distributions reinvested	7,142	28,344
Cost of shares redeemed	(134,451,264)	(243,457,745)

Change in RBC Investor Class	$(2,407,296)	$(42,176,159)

RBC Reserve Class
Proceeds from shares issued	$247,742,023	$530,161,442
Distributions reinvested	23,085	91,163
Cost of shares redeemed	(168,936,557)	(622,044,607)

Change in RBC Reserve Class	$78,828,551	$(91,792,002)

RBC Select Class
Proceeds from shares issued	$288,894,618	$522,836,516
Distributions reinvested	13,781	45,994
Cost of shares redeemed	(206,045,604)	(508,824,752)

Change in RBC Select Class	$82,862,795	$14,057,758

Change in net assets resulting from capital transactions	$161,287,575	$(221,338,790)

6. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

55

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the fiscal year ended September 30, 2011 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Net Short Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Prime Money Market Fund	$6,289,029	$ —	$ —	$6,289,029	$ —	$6,289,029
U.S. Government Money Market Fund	1,024,577	—	—	1,024,577	—	1,024,577
Tax-Free Money Market Fund	841	50,212	21,587	72,640	208,414	281,054

*Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2012.

As of September 30, 2011, the following Funds had net capital loss carryforwards to offset future net capital gains, if any:

	Capital Loss Carryforward	Expires
Prime Money Market Fund	$4,346,878	2017

Tax-Free Money Market Fund	12,260	2019

The Regulated Investment Company Modernization Act of 2010 (The “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year beginning after September 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Funds’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds will be contained within this section of the Funds’ fiscal year ending September 30, 2012 financial statements.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post October capital losses, which were treated as arising on the first business day of the fiscal year ending September 30, 2012 and as such are included in current year earnings.

Deferred Post-October Losses
Prime Money Market Fund	$2,011
Tax-Free Money Market Fund	6,097

56

NOTES TO FINANCIAL STATEMENTS

7. Line of Credit

Tax-Free Money Market Fund is the sole participant in an uncommitted, unsecured $150,000,000 line of credit with U.S. Bank N.A. (the “Bank”), the Fund’s custodian, to be used only for liquidity and other purposes. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate – 1/2% per annum. There were no loans outstanding pursuant to this line of credit at March 31, 2012. During the six months ended March 31, 2012, the Tax-Free Money Market Fund did not utilize this line of credit.

8. Subsequent Events

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

57

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including management fees; 12b-1 distribution and service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 through March 31, 2012.

Actual Expenses and Performance

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period* 10/1/11-3/31/12	Annualized Expense Ratio During Period 10/1/11-3/31/12
Prime Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,000.40	$0.85	0.17%
RBC Institutional Class 2	1,000.00	1,000.10	1.19	0.24%
RBC Investor Class	1,000.00	1,000.10	1.19	0.24%
RBC Reserve Class	1,000.00	1,000.10	1.19	0.24%
RBC Select Class	1,000.00	1,000.10	1.19	0.24%

U.S. Government
Money Market Fund
RBC Institutional Class 1	1,000.00	1,000.10	0.75	0.15%
RBC Institutional Class 2	1,000.00	1,000.10	0.75	0.15%
RBC Investor Class	1,000.00	1,000.10	0.75	0.15%
RBC Reserve Class	1,000.00	1,000.10	0.75	0.15%
RBC Select Class	1,000.00	1,000.10	0.75	0.15%

Tax-Free Money Market Fund
RBC Institutional Class 1	1,000.00	1,000.10	0.75	0.15%
RBC Institutional Class 2	1,000.00	1,000.10	0.75	0.15%
RBC Investor Class	1,000.00	1,000.10	0.75	0.15%
RBC Reserve Class	1,000.00	1,000.10	0.75	0.15%
RBC Select Class	1,000.00	1,000.10	0.75	0.15%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/366 (to reflect one-half year period).

58

SUPPLEMENTAL INFORMATION (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period* 10/1/11-3/31/12	Annualized Expense Ratio During Period 10/1/11-3/31/12
Prime Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,024.02	$0.86	0.17%
RBC Institutional Class 2	1,000.00	1,023.67	1.21	0.24%
RBC Investor Class	1,000.00	1,023.67	1.21	0.24%
RBC Reserve Class	1,000.00	1,023.67	1.21	0.24%
RBC Select Class	1,000.00	1,023.67	1.21	0.24%

U.S. Government
Money Market Fund
RBC Institutional Class 1	1,000.00	1,024.12	0.75	0.15%
RBC Institutional Class 2	1,000.00	1,024.12	0.75	0.15%
RBC Investor Class	1,000.00	1,024.12	0.75	0.15%
RBC Reserve Class	1,000.00	1,024.12	0.75	0.15%
RBC Select Class	1,000.00	1,024.12	0.75	0.15%

Tax-Free Money Market Fund
RBC Institutional Class 1	1,000.00	1,024.12	0.75	0.15%
RBC Institutional Class 2	1,000.00	1,024.12	0.75	0.15%
RBC Investor Class	1,000.00	1,024.12	0.75	0.15%
RBC Reserve Class	1,000.00	1,024.12	0.75	0.15%
RBC Select Class	1,000.00	1,024.12	0.75	0.15%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/366 (to reflect one-half year period).

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64

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2012.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.), Inc. serves as investment adviser for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-MM SAR 03-12

	RBC Funds
About Your Semi Annual Report

This semi annual report includes detailed information about the Access Capital Community Investment Fund (the” Fund”) including financial statements, performance, and a complete list of holdings.

The Fund compares its performance against the Barclays U.S. Securitized Index and the Barclays U.S. Aggregate Bond Index which are widely used market indices.

We hope the financial information presented will help you evaluate your investment in the Fund. We also encourage you to read your Fund’s prospectus for further detail as to the Fund’s investment policies and risk profile. Fund prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of the Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

Table of
Contents	Portfolio Managers	1
	Performance Summary	2
	Fund Statistics	3
	Schedule of Portfolio Investments	5
	Financial Statements
	- Statement of Assets and Liabilities	26
	- Statement of Operations	28
	- Statements of Changes in Net Assets	29
	- Statement of Cash Flows	30
	Financial Highlights	32
	Notes to Financial Statements	34
	Share Class Information	45
	Supplemental Information	46

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM (US)”) serves as the investment advisor to the Access Capital Community Investment Fund. RBC GAM (US) employs a team approach to the management of the Access Capital Community Investment Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

John M. Huber, CFA

Senior Managing Director, Chief Investment Officer — Fixed Income

John Huber oversees RBC GAM (US)’s fixed income research and portfolio management efforts. He is a member of the firm’s Executive Committee. John joined RBC GAM (US) in 2001 from Galliard Capital Management where he was a founding member and principal. Before that, John was a portfolio manager at Norwest Investment Management, where he began his career in the capital markets group in 1990. He earned a BA from the University of Iowa and an MBA in Finance from the University of Minnesota Carlson School of Management. John acts as an advisor to the Carlson Funds Enterprise for the University of Minnesota. He is also a board member of the Minneapolis Downtown YMCA. John is a CFA charterholder and a member of the CFA Society of Minnesota.

John M. Huber, CFA

Brian Svendahl, CFA

Managing Director, Senior Portfolio Manager

Brian Svendahl is a senior portfolio manager leading RBC GAM (US)’s Risk Management Team which monitors various risks within our fixed income products. Brian also has specific research responsibilities for government and agency loans including small business administration and U.S.D.A. programs. Brian joined RBC GAM (US) in 2005 from Wells Fargo Brokerage Services, where he served as senior vice president and risk manager. Prior to that, Brian’s experiences include developing VAR analysis and off balance sheet hedging strategies for Wells Fargo’s Treasury group. Brian has worked in the investment industry since 1992. Brian received a BS in Economics from the University of Minnesota. He also received a BBA in Finance and an MBA from the University of Minnesota, Carlson School of Management. Brian is a CFA charterholder and member of the CFA Society of Minnesota.

Brian Svendahl, CFA

Todd Brux, CFA

Managing Director, Senior Portfolio Manager

Todd Brux co-leads the Rates Research Team in RBC GAM (US)’s fixed income group. Todd has extensive fixed income industry experience and is currently responsible for researching Agency and whole-loan residential mortgage-backed securities as well as commercial mortgage- and asset-backed securities. He also has portfolio management responsibilities for our community investing, mortgage, and opportunistic high income mandates. Before joining RBC GAM (US) in 2004, Todd held senior positions at GMAC-RFC, and was previously a senior investment analyst at Galliard Capital Management. He began his career in the investment industry in 1994. Todd earned a BA in Economics from the University of Wisconsin-Madison. He is a CFA charterholder and a member of the CFA Society of Minnesota.

Todd Brux, CFA

1

PERFORMANCE SUMMARY
Average Annual Total Returns as of March 31, 2012
Access Capital Community Investment Fund
	1 Year	3 Year	5 Year	10 Year	Since Inception	Expense Ratio*
Class A (a)
- Including Maximum Sales Charge of 3.75%	1.75%	3.81%	4.40%	4.40%	4.65%
- At Net Asset Value	5.67%	5.12%	5.19%	4.80%	4.95%	1.03%
Class I (b)
- At Net Asset Value	5.83%	5.39%	5.36%	4.99%	5.23%	0.79%

Barclays U. S. Securitized Index (c)	6.28%	6.42%	6.18%	5.60%	5.94%
Barclays U. S. Aggregate Bond Index (c)	7.71%	6.83%	6.25%	5.80%	5.93%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to most recent month-end go to www.rbcgam.us.

The Barclays U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass-through securities issued by Ginnie Mae, Fannie Mae, and Freddie Mac, investment-grade bonds and asset-backed securities.

The Barclays U.S. Aggregate Bond Index is an unmanaged index that tracks the performance of a representative list of government, corporate, asset-backed and mortgage-backed securities.

(a) The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(b) Class I commenced operations on July 28, 2008. The performance in the table reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

(c) You cannot invest directly into the index.

*   The Fund’s expenses reflect the most recent year end (September 30, 2011).

2

FUND STATISTICS (UNAUDITED)
Access Capital Community Investment Fund
Current income and capital appreciation				Investment Objective
Barclays U.S. Securitized Index Barclays U.S. Aggregate Bond Index				Benchmark
				Asset Allocation (as of 3/31/12) (% of fund’s investments)
Fannie Mae Pool #AK2386,	2.94%	Fannie Mae Pool #387590,	1.70%	Top Ten Holdings (as of 3/31/12) (% of fund’s net assets)
3.50%, 2/1/42		4.90%, 9/1/15
Small Business Administration,	2.91%	Fannie Mae Pool #465537,	1.41%
1.45%, 3/25/36		4.20%, 7/1/20
Fannie Mae Pool #466934,	2.02%	Fannie Mae Pool #466303,	1.35%
4.10%, 1/1/21		3.54%, 11/1/20
Fannie Mae Pool #463212,	1.91%	Fannie Mae Pool #AK6715,	1.30%
4.68%, 8/1/19		3.50%, 3/1/42
Fannie Mae Series 2004-T7,	1.86%
Class A, 5.12%, 7/25/41
Massachusetts Housing	1.78%
Investment Corp. Term Loan,
6.67%, 4/1/35

*A listing of all portfolio holdings can be found beginning on page 5.

3

FUND STATISTICS (UNAUDITED)
Access Capital Community Investment Fund
Growth of $10,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index do not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

4

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

March 31, 2012 (Unaudited)

Principal Amount		Value
Municipal Bonds — 2.75%
California — 0.28%
$ 290,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$ 308,693

975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	978,705

330,000	Camarillo California Community Development, Community Tax Allocation (Housing Set-Aside), Series A-T, 5.26%, 9/1/16, (Credit Support: AMBAC)	335,650

		1,623,048

Delaware — 0.25%
730,000	Delaware State Housing Authority Revenue, Series 2, 0.95%, 1/1/14, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	731,891
745,000	Delaware State Housing Authority Revenue, Series 2, 1.50%, 1/1/15, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac)	749,597

		1,481,488

Guam — 0.02%
140,000	Guam Power Authority Revenue OID, Series A, 5.00%, 10/1/24, (Credit Support: AMBAC), Callable 4/30/12 @ 100	139,678

Massachusetts — 1.23%
6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support: NATL-RE,IBC), Callable 6/1/17 @ 100	7,239,023

Mississippi — 0.02%
100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, FHA), Callable 9/1/18 @ 105	99,866

New York — 0.69%
665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	690,489

700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	708,043

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	$ 1,005,280

1,620,000	Suffolk County Industrial Development Agency Revenue, 5.70%, 12/1/26, (LOC: Bank of New York), Callable 4/30/12 @ 102	1,664,663

		4,068,475

Texas — 0.19%
1,085,000	Texas Department of Housing & Community Affairs Revenue, 5.13%, 12/1/38, (Credit Support: Fannie Mae), Callable 6/01/21 @ 102(a)	1,148,885

Utah — 0.07%
387,000	Utah Housing Corp. Multi Family Mortgage Revenue, 7.25%, 1/20/26, (Credit Support: Ginnie Mae), Callable 4/30/12 @ 102	395,344

Total Municipal Bonds (Cost $15,485,820)		16,195,807

Corporate Bonds — 0.21%
Diversified Financials — 0.21%
1,987,097	Pacific Beacon LLC 0.97%, 7/15/51(Credit Support: MBIA)(a)(b)(c)	1,237,782

Total Corporate Bonds (Cost $1,987,097)		1,237,782

U.S. Government Agency Backed Mortgages — 108.11%
Fannie Mae — 77.89%
1,907,000	(TBA), 3.26%, 4/1/22(b)	1,948,913
24,926	Pool #253174, 7.25%, 12/1/29	28,610
26,972	Pool #253214, 7.00%, 1/1/15	28,474
109,915	Pool #257611, 5.50%, 5/1/38	120,541
51,156	Pool #257612, 5.00%, 5/1/38	56,242
382,265	Pool #257613, 5.50%, 6/1/38	418,027
179,393	Pool #257631, 6.00%, 7/1/38	199,547
396,651	Pool #257632, 5.50%, 7/1/38	431,777
288,421	Pool #257649, 5.50%, 7/1/38	315,133
85,998	Pool #257656, 6.00%, 8/1/38	95,659
297,776	Pool #257663, 5.50%, 8/1/38	325,355
524,626	Pool #257857, 6.00%, 12/1/37	577,006
185,773	Pool #257868, 6.50%, 11/1/37	208,705
69,401	Pool #257869, 5.50%, 12/1/37	76,914
375,649	Pool #257890, 5.50%, 2/1/38	411,028
1,263,653	Pool #257892, 5.50%, 2/1/38	1,379,504
282,185	Pool #257893, 6.00%, 2/1/38	311,417

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 53,492	Pool #257897, 5.50%, 2/1/38	$ 58,997
110,110	Pool #257898, 6.00%, 2/1/38	123,787
97,892	Pool #257899, 5.00%, 2/1/38	107,256
121,073	Pool #257901, 5.50%, 2/1/38	132,476
54,240	Pool #257902, 6.00%, 2/1/38	60,978
287,128	Pool #257903, 5.50%, 2/1/38	313,003
200,267	Pool #257904, 6.00%, 2/1/38	223,517
86,812	Pool #257913, 5.50%, 1/1/38	95,585
112,230	Pool #257919, 6.00%, 2/1/38	125,260
211,600	Pool #257926, 5.50%, 3/1/38	231,528
167,453	Pool #257942, 5.50%, 4/1/38	183,642
103,361	Pool #257943, 6.00%, 4/1/38	115,748
83,265	Pool #257995, 6.00%, 7/1/38	92,619
71,338	Pool #258022, 5.50%, 5/1/34	78,636
96,180	Pool #258027, 5.00%, 5/1/34	104,554
112,932	Pool #258030, 5.00%, 5/1/34	122,624
259,988	Pool #258070, 5.00%, 6/1/34	282,626
159,893	Pool #258090, 5.00%, 6/1/34	174,165
57,180	Pool #258093, 5.50%, 6/1/34	63,029
48,393	Pool #258121, 5.50%, 6/1/34	53,344
160,624	Pool #258152, 5.50%, 8/1/34	176,805
443,468	Pool #258157, 5.00%, 8/1/34	479,864
187,065	Pool #258163, 5.50%, 8/1/34	205,735
133,728	Pool #258166, 5.50%, 9/1/34	146,698
83,596	Pool #258171, 5.50%, 10/1/34	91,992
170,020	Pool #258173, 5.50%, 10/1/34	186,351
156,045	Pool #258180, 5.00%, 10/1/34	168,827
82,649	Pool #258185, 5.50%, 10/1/34	90,949
82,547	Pool #258187, 5.50%, 11/1/34	90,837
421,441	Pool #258188, 5.50%, 11/1/34	462,317
132,918	Pool #258198, 5.50%, 10/1/34	145,976
90,309	Pool #258199, 5.50%, 9/1/34	99,294
226,587	Pool #258203, 5.50%, 10/1/34	248,847
106,917	Pool #258221, 5.50%, 11/1/34	117,554
46,562	Pool #258222, 5.00%, 11/1/34	50,783
128,564	Pool #258224, 5.50%, 12/1/34	141,034
138,751	Pool #258225, 5.50%, 11/1/34	152,208
106,830	Pool #258236, 5.00%, 12/1/34	115,982
523,290	Pool #258238, 5.00%, 1/1/35	566,155
109,538	Pool #258249, 5.00%, 12/1/34	119,059
148,182	Pool #258251, 5.50%, 1/1/35	162,925
51,358	Pool #258252, 5.50%, 12/1/34	56,596
126,165	Pool #258254, 5.50%, 12/1/34	138,402
130,910	Pool #258258, 5.00%, 1/1/35	141,797
134,232	Pool #258301, 5.50%, 2/1/35	147,356
187,358	Pool #258302, 5.00%, 3/1/35	204,345
79,113	Pool #258303, 5.00%, 2/1/35	86,162
391,930	Pool #258305, 5.00%, 3/1/35	424,402

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 79,868	Pool #258312, 5.50%, 2/1/35	$ 87,877
309,444	Pool #258324, 5.50%, 4/1/35	339,313
376,053	Pool #258333, 5.00%, 4/1/35	406,622
331,322	Pool #258336, 5.00%, 4/1/35	358,773
249,050	Pool #258339, 5.00%, 4/1/35	269,295
72,908	Pool #258340, 5.00%, 3/1/35	79,541
97,406	Pool #258342, 5.00%, 4/1/35	106,085
132,977	Pool #258346, 5.00%, 3/1/35	143,995
607,586	Pool #258347, 5.00%, 4/1/35	656,976
121,139	Pool #258388, 5.50%, 6/1/35	132,983
66,495	Pool #258392, 5.00%, 6/1/35	72,545
393,777	Pool #258393, 5.00%, 5/1/35	428,863
141,656	Pool #258394, 5.00%, 5/1/35	154,543
385,234	Pool #258395, 5.50%, 6/1/35	421,937
73,818	Pool #258402, 5.00%, 6/1/35	80,534
71,635	Pool #258403, 5.00%, 6/1/35	78,152
96,431	Pool #258404, 5.00%, 6/1/35	105,023
83,172	Pool #258406, 5.50%, 5/1/35	91,512
37,145	Pool #258408, 5.00%, 5/1/34	40,327
92,753	Pool #258409, 5.00%, 5/1/35	101,017
55,745	Pool #258410, 5.00%, 4/1/35	60,816
115,573	Pool #258411, 5.50%, 5/1/35	127,378
152,820	Pool #258422, 5.00%, 6/1/35	165,481
383,635	Pool #258448, 5.00%, 8/1/35	414,580
390,165	Pool #258450, 5.50%, 8/1/35	427,520
54,009	Pool #258451, 5.50%, 7/1/35	59,551
156,283	Pool #258454, 5.50%, 7/1/35	171,245
107,096	Pool #258456, 5.00%, 8/1/35	116,337
422,975	Pool #258460, 5.00%, 8/1/35	457,094
158,135	Pool #258470, 5.00%, 7/1/35	170,891
92,196	Pool #258479, 5.50%, 7/1/35	101,340
258,553	Pool #258552, 5.00%, 11/1/35	280,863
76,671	Pool #258562, 5.50%, 11/1/35	84,539
110,172	Pool #258569, 5.00%, 10/1/35	119,678
746,360	Pool #258571, 5.50%, 11/1/35	817,818
156,277	Pool #258595, 5.50%, 12/1/35	170,971
255,959	Pool #258600, 6.00%, 1/1/36	286,914
633,642	Pool #258627, 5.50%, 2/1/36	692,229
212,907	Pool #258634, 5.50%, 2/1/36	235,055
522,193	Pool #258644, 5.50%, 2/1/36	570,801
93,943	Pool #258650, 5.50%, 1/1/36	104,390
456,841	Pool #258658, 5.50%, 3/1/36	499,081
63,830	Pool #258721, 5.50%, 4/1/36	71,028
143,452	Pool #258736, 5.00%, 3/1/36	155,247
129,414	Pool #258737, 5.50%, 12/1/35	143,807
86,937	Pool #258763, 6.00%, 5/1/36	97,682
216,207	Pool #258779, 6.00%, 5/1/36	241,611
51,790	Pool #259004, 8.00%, 2/1/30	61,962

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 35,850	Pool #259011, 8.00%, 3/1/30	$ 42,891
60,574	Pool #259030, 8.00%, 4/1/30	72,142
104,292	Pool #259181, 6.50%, 3/1/31	117,719
22,303	Pool #259187, 6.50%, 4/1/31	24,921
87,720	Pool #259190, 6.50%, 4/1/31	99,162
138,259	Pool #259201, 6.50%, 4/1/31	156,284
38,067	Pool #259284, 6.50%, 8/1/31	42,980
43,009	Pool #259306, 6.50%, 9/1/31	48,495
83,906	Pool #259309, 6.50%, 10/1/31	94,730
211,255	Pool #259316, 6.50%, 11/1/31	238,480
167,791	Pool #259327, 6.00%, 11/1/31	187,175
114,212	Pool #259369, 6.00%, 1/1/32	127,137
76,745	Pool #259372, 6.00%, 1/1/32	85,649
38,311	Pool #259378, 6.00%, 12/1/31	42,727
85,121	Pool #259391, 6.00%, 1/1/32	95,006
107,991	Pool #259393, 6.00%, 1/1/32	120,516
51,246	Pool #259398, 6.50%, 2/1/32	57,869
79,153	Pool #259440, 6.50%, 4/1/32	88,927
52,433	Pool #259590, 5.50%, 11/1/32	57,765
40,005	Pool #259599, 6.00%, 10/1/32	44,000
97,985	Pool #259607, 5.50%, 11/1/32	107,764
63,315	Pool #259610, 5.50%, 11/1/32	69,753
270,736	Pool #259611, 5.50%, 11/1/32	297,757
74,656	Pool #259612, 5.50%, 11/1/32	82,154
117,852	Pool #259614, 6.00%, 11/1/32	131,476
96,680	Pool #259634, 5.50%, 12/1/32	106,329
72,216	Pool #259655, 5.50%, 2/1/33	79,604
167,839	Pool #259659, 5.50%, 2/1/33	184,643
162,218	Pool #259667, 5.50%, 2/1/33	178,002
40,056	Pool #259671, 5.50%, 2/1/33	44,129
167,509	Pool #259686, 5.50%, 3/1/33	184,280
48,667	Pool #259722, 5.00%, 5/1/33	53,049
146,944	Pool #259723, 5.00%, 5/1/33	159,210
59,903	Pool #259724, 5.00%, 5/1/33	65,296
273,900	Pool #259725, 5.00%, 5/1/33	297,278
75,348	Pool #259726, 5.00%, 5/1/33	82,014
129,071	Pool #259729, 5.00%, 6/1/33	140,068
63,770	Pool #259731, 5.00%, 6/1/33	69,502
136,066	Pool #259733, 5.50%, 6/1/33	149,390
75,524	Pool #259734, 5.50%, 5/1/33	83,157
126,085	Pool #259748, 5.00%, 6/1/33	136,610
70,059	Pool #259753, 5.00%, 7/1/33	75,918
77,529	Pool #259757, 5.00%, 6/1/33	84,376
431,617	Pool #259761, 5.00%, 6/1/33	469,602
160,695	Pool #259764, 5.00%, 7/1/33	174,385
123,147	Pool #259765, 5.00%, 7/1/33	133,638
82,997	Pool #259776, 5.00%, 6/1/33	90,068
147,591	Pool #259777, 5.00%, 7/1/33	159,935

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 114,988	Pool #259779, 5.00%, 7/1/33	$ 124,785
99,873	Pool #259781, 5.00%, 7/1/33	108,506
60,973	Pool #259789, 5.00%, 7/1/33	66,454
112,055	Pool #259807, 5.00%, 8/1/33	121,601
517,326	Pool #259816, 5.00%, 8/1/33	559,945
33,840	Pool #259819, 5.00%, 8/1/33	36,882
88,021	Pool #259820, 5.00%, 8/1/33	95,795
243,566	Pool #259821, 5.00%, 7/1/33	263,937
317,215	Pool #259830, 5.00%, 8/1/33	344,241
136,064	Pool #259848, 5.00%, 9/1/33	147,826
131,368	Pool #259862, 5.50%, 9/1/33	144,233
86,807	Pool #259867, 5.50%, 10/1/33	95,552
267,836	Pool #259869, 5.50%, 10/1/33	294,065
96,825	Pool #259872, 5.50%, 11/1/33	106,489
139,305	Pool #259875, 5.50%, 10/1/33	153,339
83,517	Pool #259876, 5.50%, 10/1/33	91,931
150,812	Pool #259879, 5.50%, 10/1/33	165,581
125,276	Pool #259884, 5.50%, 11/1/33	137,662
39,549	Pool #259904, 5.50%, 11/1/33	43,607
153,102	Pool #259906, 5.50%, 11/1/33	168,382
61,190	Pool #259928, 5.50%, 12/1/33	67,469
225,083	Pool #259930, 5.00%, 11/1/33	243,873
91,568	Pool #259936, 5.50%, 11/1/33	100,821
219,071	Pool #259938, 5.50%, 12/1/33	240,730
14,422	Pool #259939, 5.50%, 11/1/33	15,902
104,116	Pool #259946, 5.50%, 12/1/33	114,540
184,975	Pool #259961, 5.50%, 3/1/34	203,032
212,026	Pool #259976, 5.00%, 3/1/34	230,256
138,943	Pool #259977, 5.00%, 3/1/34	150,542
46,365	Pool #259998, 5.00%, 3/1/34	50,583
705,911	Pool #380307, 6.53%, 6/1/16	734,142
588,182	Pool #381985, 7.97%, 9/1/17	643,509
542,948	Pool #382373, 7.58%, 5/1/18	635,189
589,234	Pool #383765, 6.70%, 6/1/19	681,389
2,607,708	Pool #386602, 4.66%, 10/1/13	2,676,669
4,487,076	Pool #386608, 5.37%, 11/1/21	4,910,115
2,612,193	Pool #386641, 5.80%, 12/1/33	2,966,487
689,813	Pool #386674, 5.51%, 11/1/21	755,615
3,523,263	Pool #387374, 5.60%, 5/1/23	4,086,311
858,368	Pool #387446, 5.22%, 6/1/20	972,451
897,605	Pool #387472, 4.89%, 6/1/15	985,543
9,084,820	Pool #387590, 4.90%, 9/1/15	10,017,780
630,821	Pool #462834, 4.70%, 2/1/17	683,411
10,176,036	Pool #463212, 4.68%, 8/1/19	11,254,492
7,560,854	Pool #465537, 4.20%, 7/1/20	8,296,299
744,354	Pool #465946, 3.61%, 9/1/20	795,770
7,457,390	Pool #466303, 3.54%, 11/1/20	7,933,758
10,887,200	Pool #466934, 4.10%, 1/1/21	11,937,327

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$3,441,445	Pool #467882, 4.24%, 6/1/21	$3,779,054
2,475,322	Pool #468104, 3.93%, 5/1/18	2,706,576
3,538,255	Pool #470561, 2.94%, 2/1/22	3,582,381
247,996	Pool #557295, 7.00%, 12/1/29	282,545
34,069	Pool #575886, 7.50%, 1/1/31	40,140
92,532	Pool #576445, 6.00%, 1/1/31	102,730
21,339	Pool #576520, 5.50%, 3/1/16	23,231
195,736	Pool #579402, 6.50%, 4/1/31	220,961
169,402	Pool #583728, 6.50%, 6/1/31	191,104
220,214	Pool #585148, 6.50%, 7/1/31	248,292
42,556	Pool #590931, 6.50%, 7/1/31	48,021
79,193	Pool #590932, 6.50%, 7/1/31	89,379
58,815	Pool #591063, 6.50%, 7/1/31	66,406
279,644	Pool #601865, 6.50%, 4/1/31	315,079
153,223	Pool #601868, 6.00%, 7/1/29	170,975
258,517	Pool #607611, 6.50%, 11/1/31	291,709
127,332	Pool #613125, 6.50%, 10/1/31	143,722
320,722	Pool #634271, 6.50%, 5/1/32	362,026
131,026	Pool #640146, 5.00%, 12/1/17	141,441
151,299	Pool #644232, 6.50%, 6/1/32	170,894
31,953	Pool #644432, 6.50%, 7/1/32	36,048
51,515	Pool #644437, 6.50%, 6/1/32	58,185
116,987	Pool #657250, 6.00%, 10/1/32	130,615
4,120,375	Pool #663159, 5.00%, 7/1/32	4,463,396
191,633	Pool #670278, 5.50%, 11/1/32	211,119
57,073	Pool #676702, 5.50%, 11/1/32	62,877
62,841	Pool #677591, 5.50%, 12/1/32	69,112
717,560	Pool #681883, 6.00%, 3/1/33	802,207
233,347	Pool #683087, 5.00%, 1/1/18	251,896
200,586	Pool #684570, 5.00%, 12/1/32	217,173
102,010	Pool #684644, 4.50%, 6/1/18	109,150
333,082	Pool #686542, 5.50%, 3/1/33	365,493
126,247	Pool #686565, 5.50%, 4/1/33	138,610
177,120	Pool #689034, 5.00%, 5/1/33	191,739
169,517	Pool #689667, 5.50%, 4/1/33	186,648
723,490	Pool #695961, 5.50%, 1/1/33	793,889
155,551	Pool #695962, 6.00%, 11/1/32	173,622
471,016	Pool #696407, 5.50%, 4/1/33	518,615
1,154,756	Pool #702478, 5.50%, 6/1/33	1,267,119
445,425	Pool #702479, 5.00%, 6/1/33	482,190
380,179	Pool #703210, 5.50%, 9/1/32	415,426
168,106	Pool #705576, 5.50%, 5/1/33	184,463
712,970	Pool #720025, 5.00%, 8/1/33	771,707
777,023	Pool #723066, 5.00%, 4/1/33	841,158
407,596	Pool #723067, 5.50%, 5/1/33	447,257
469,964	Pool #723068, 4.50%, 5/1/33	500,511
412,924	Pool #723070, 4.50%, 5/1/33	439,506
382,984	Pool #723328, 5.00%, 9/1/33	414,535

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 683,679	Pool #727311, 4.50%, 9/1/33	$ 727,478
2,159,436	Pool #727312, 5.00%, 9/1/33	2,346,109
428,117	Pool #727315, 6.00%, 10/1/33	479,004
970,665	Pool #738589, 5.00%, 9/1/33	1,050,631
418,669	Pool #738683, 5.00%, 9/1/33	453,160
656,912	Pool #739269, 5.00%, 9/1/33	711,030
282,872	Pool #743595, 5.50%, 10/1/33	310,574
291,394	Pool #748041, 4.50%, 10/1/33	310,061
714,175	Pool #749891, 5.00%, 9/1/33	775,020
441,294	Pool #749897, 4.50%, 9/1/33	469,564
260,143	Pool #750984, 5.00%, 12/1/18	280,823
320,805	Pool #751008, 5.00%, 12/1/18	346,307
313,531	Pool #753533, 5.00%, 11/1/33	340,243
195,034	Pool #755679, 6.00%, 1/1/34	217,981
216,923	Pool #755745, 5.00%, 1/1/34	235,573
188,467	Pool #755746, 5.50%, 12/1/33	207,807
280,275	Pool #763551, 5.50%, 3/1/34	307,371
844,318	Pool #763820, 5.50%, 1/1/34	925,947
345,230	Pool #763824, 5.00%, 3/1/34	374,911
381,724	Pool #765216, 5.00%, 1/1/19	412,541
263,043	Pool #765217, 4.50%, 1/1/19	281,456
303,673	Pool #765306, 5.00%, 2/1/19	327,813
123,912	Pool #773084, 4.50%, 3/1/19	132,586
150,796	Pool #773091, 4.00%, 3/1/19	159,952
191,635	Pool #773096, 4.50%, 3/1/19	205,050
615,104	Pool #773175, 5.00%, 5/1/34	665,585
421,094	Pool #773476, 5.50%, 7/1/19	460,838
274,780	Pool #773547, 5.00%, 5/1/34	297,331
651,041	Pool #773553, 5.00%, 4/1/34	704,473
932,386	Pool #773568, 5.50%, 5/1/34	1,022,238
247,541	Pool #773575, 6.00%, 7/1/34	275,544
264,249	Pool #776849, 5.00%, 11/1/34	285,895
464,875	Pool #776850, 5.50%, 11/1/34	509,528
54,640	Pool #776851, 6.00%, 10/1/34	60,847
476,065	Pool #777444, 5.50%, 5/1/34	521,942
2,606,264	Pool #777621, 5.00%, 2/1/34	2,820,569
451,428	Pool #781437, 6.00%, 8/1/34	502,496
398,330	Pool #781741, 6.00%, 9/1/34	443,391
458,492	Pool #781907, 5.00%, 2/1/21	497,016
496,085	Pool #781954, 5.00%, 6/1/34	536,799
552,831	Pool #781959, 5.50%, 6/1/34	606,106
443,016	Pool #781960, 5.50%, 6/1/34	485,708
519,404	Pool #783893, 5.50%, 12/1/34	570,432
626,259	Pool #783929, 5.50%, 10/1/34	686,414
192,620	Pool #788329, 6.50%, 8/1/34	216,397
173,465	Pool #790282, 6.00%, 7/1/34	193,467
378,685	Pool #797623, 5.00%, 7/1/35	409,232
166,739	Pool #797626, 5.50%, 7/1/35	182,494

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 144,160	Pool #797627, 5.00%, 7/1/35	$ 156,059
135,797	Pool #797674, 5.50%, 9/1/35	149,053
691,473	Pool #798725, 5.50%, 11/1/34	757,892
442,325	Pool #799547, 5.50%, 9/1/34	486,333
125,019	Pool #799548, 6.00%, 9/1/34	139,220
2,506,441	Pool #806754, 4.50%, 9/1/34	2,665,835
658,642	Pool #806757, 6.00%, 9/1/34	733,151
2,818,740	Pool #806761, 5.50%, 9/1/34	3,090,374
362,185	Pool #808185, 5.50%, 3/1/35	396,691
693,506	Pool #808205, 5.00%, 1/1/35	750,314
91,551	Pool #813942, 5.00%, 11/1/20	99,372
875,294	Pool #815009, 5.00%, 4/1/35	946,446
1,009,558	Pool #817641, 5.00%, 11/1/35	1,096,041
336,500	Pool #820334, 5.00%, 9/1/35	364,275
622,906	Pool #820335, 5.00%, 9/1/35	673,153
657,885	Pool #820336, 5.00%, 9/1/35	714,242
585,308	Pool #822008, 5.00%, 5/1/35	632,887
1,589,287	Pool #829005, 5.00%, 8/1/35	1,717,485
214,381	Pool #829006, 5.50%, 9/1/35	234,806
125,548	Pool #829007, 4.50%, 8/1/35	133,395
96,180	Pool #829117, 5.50%, 9/1/35	105,839
560,171	Pool #829274, 5.00%, 8/1/35	605,357
1,242,773	Pool #829275, 5.00%, 8/1/35	1,343,020
775,212	Pool #829276, 5.00%, 8/1/35	837,744
587,707	Pool #829277, 5.00%, 8/1/35	635,114
112,687	Pool #829356, 5.00%, 9/1/35	122,411
1,391,994	Pool #829649, 5.50%, 3/1/35	1,525,702
242,728	Pool #835287, 5.00%, 8/1/35	262,307
90,452	Pool #843586, 5.50%, 11/1/35	99,536
1,707,408	Pool #844361, 5.50%, 11/1/35	1,868,745
785,373	Pool #845245, 5.50%, 11/1/35	859,585
627,379	Pool #866969, 6.00%, 2/1/36	693,646
348,461	Pool #867569, 6.00%, 2/1/36	384,832
349,202	Pool #867574, 5.50%, 2/1/36	382,035
344,193	Pool #868788, 6.00%, 3/1/36	380,118
126,763	Pool #868849, 6.00%, 4/1/36	140,153
315,794	Pool #870599, 6.00%, 6/1/36	352,456
174,383	Pool #870684, 6.00%, 7/1/36	192,339
736,448	Pool #871072, 5.50%, 2/1/37	802,354
746,183	Pool #873819, 6.39%, 8/1/24	869,880
693,801	Pool #874253, 5.29%, 8/1/17	779,763
3,173,864	Pool #874900, 5.45%, 10/1/17	3,616,248
438,470	Pool #881425, 6.00%, 7/1/36	483,618
575,325	Pool #882044, 6.00%, 5/1/36	635,375
340,229	Pool #883589, 6.00%, 4/1/36	375,740
288,171	Pool #884693, 5.50%, 4/1/36	319,138
2,452,403	Pool #885724, 5.50%, 6/1/36	2,679,154
518,448	Pool #899800, 6.00%, 8/1/37	571,022

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 162,275	Pool #901412, 6.00%, 8/1/36	$ 179,187
258,086	Pool #905438, 6.00%, 11/1/36	284,459
492,956	Pool #907646, 6.00%, 1/1/37	543,330
294,829	Pool #908671, 6.00%, 1/1/37	329,010
951,599	Pool #908672, 5.50%, 1/1/37	1,036,760
776,885	Pool #911730, 5.50%, 12/1/21	850,477
311,572	Pool #919368, 5.50%, 4/1/37	345,005
818,574	Pool #922582, 6.00%, 12/1/36	902,989
1,833,117	Pool #934941, 5.00%, 8/1/39	1,987,285
1,108,493	Pool #934942, 5.00%, 9/1/39	1,196,177
747,367	Pool #941204, 5.50%, 6/1/37	815,185
301,766	Pool #941205, 5.00%, 5/1/37	326,768
343,197	Pool #941206, 5.50%, 5/1/37	374,339
260,424	Pool #941487, 6.00%, 8/1/37	290,169
556,156	Pool #943394, 5.50%, 6/1/37	613,227
1,240,109	Pool #944502, 6.00%, 6/1/37	1,365,864
284,177	Pool #945853, 6.00%, 7/1/37	313,438
714,843	Pool #948600, 6.00%, 8/1/37	786,215
703,404	Pool #948672, 5.50%, 8/1/37	765,694
1,165,469	Pool #952598, 6.00%, 7/1/37	1,298,587
591,243	Pool #952623, 6.00%, 8/1/37	651,199
1,659,729	Pool #952632, 6.00%, 7/1/37	1,828,036
299,926	Pool #952649, 6.00%, 7/1/37	330,340
1,002,022	Pool #952659, 6.00%, 8/1/37	1,103,633
220,301	Pool #952665, 6.00%, 8/1/37	242,985
661,893	Pool #952678, 6.50%, 8/1/37	739,975
287,845	Pool #952693, 6.50%, 8/1/37	321,217
491,792	Pool #956050, 6.00%, 12/1/37	540,894
2,571,057	Pool #957324, 5.43%, 5/1/18	2,930,583
385,733	Pool #958502, 5.07%, 5/1/19	435,856
540,662	Pool #959093, 5.50%, 11/1/37	591,244
538,643	Pool #960919, 5.00%, 2/1/38	583,270
296,910	Pool #965239, 5.84%, 9/1/38	328,557
228,239	Pool #975137, 5.00%, 5/1/38	248,433
589,029	Pool #975769, 5.50%, 3/1/38	640,822
562,075	Pool #982656, 5.50%, 6/1/38	613,606
515,133	Pool #982898, 5.00%, 5/1/38	558,457
163,040	Pool #983033, 5.00%, 5/1/38	176,752
370,850	Pool #984842, 5.50%, 6/1/38	404,269
276,181	Pool #986230, 5.00%, 7/1/38	302,601
168,091	Pool #986233, 5.00%, 6/1/38	181,387
538,125	Pool #986239, 6.00%, 7/1/38	593,031
929,330	Pool #986957, 5.50%, 7/1/38	1,011,045
486,215	Pool #986958, 5.50%, 7/1/38	530,184
149,905	Pool #986985, 5.00%, 7/1/23	162,758
450,330	Pool #990510, 5.50%, 8/1/38	492,038
638,354	Pool #990511, 6.00%, 8/1/38	702,090
368,273	Pool #990617, 5.50%, 9/1/38	400,655

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 133,656	Pool #AA0525, 5.50%, 12/1/38	$ 146,077
1,027,316	Pool #AA0526, 5.00%, 12/1/38	1,115,641
1,560,094	Pool #AA0527, 5.50%, 12/1/38	1,708,974
863,661	Pool #AA0643, 4.00%, 3/1/39	905,258
1,155,225	Pool #AA0644, 4.50%, 3/1/39	1,227,065
1,057,216	Pool #AA0645, 4.50%, 3/1/39	1,135,846
370,404	Pool #AA0814, 5.50%, 12/1/38	403,899
676,194	Pool #AA2243, 4.50%, 5/1/39	724,796
1,894,028	Pool #AA3142, 4.50%, 3/1/39	2,026,018
1,039,534	Pool #AA3143, 4.00%, 3/1/39	1,089,602
1,056,109	Pool #AA3206, 4.00%, 4/1/39	1,106,976
1,137,254	Pool #AA3207, 4.50%, 3/1/39	1,207,977
585,901	Pool #AA4468, 4.00%, 4/1/39	616,501
1,023,211	Pool #AA7042, 4.50%, 6/1/39	1,090,679
851,665	Pool #AA7658, 4.00%, 6/1/39	898,540
1,285,286	Pool #AA7659, 4.50%, 6/1/39	1,383,691
724,355	Pool #AA7741, 4.50%, 6/1/24	780,945
902,635	Pool #AA8455, 4.50%, 6/1/39	971,743
1,627,606	Pool #AC1463, 5.00%, 8/1/39	1,769,577
817,937	Pool #AC1464, 5.00%, 8/1/39	885,704
2,050,365	Pool #AC2109, 4.50%, 7/1/39	2,177,872
613,940	Pool #AC4394, 5.00%, 9/1/39	662,504
1,228,988	Pool #AC4395, 5.00%, 9/1/39	1,346,558
1,009,270	Pool #AC5328, 5.00%, 10/1/39	1,107,398
1,301,012	Pool #AC5329, 5.00%, 10/1/39	1,410,429
1,421,060	Pool #AC6304, 5.00%, 11/1/39	1,540,573
792,142	Pool #AC6305, 5.00%, 11/1/39	862,228
1,473,701	Pool #AC6307, 5.00%, 12/1/39	1,597,641
1,145,557	Pool #AC6790, 5.00%, 12/1/39	1,256,936
4,493,116	Pool #AC7199, 5.00%, 12/1/39	4,870,994
2,577,162	Pool #AD1470, 5.00%, 2/1/40	2,790,684
2,832,694	Pool #AD1471, 4.50%, 2/1/40	3,019,475
1,734,012	Pool #AD1560, 5.00%, 3/1/40	1,879,845
3,466,947	Pool #AD1585, 4.50%, 2/1/40	3,695,549
1,259,028	Pool #AD1586, 5.00%, 1/1/40	1,363,341
725,900	Pool #AD1638, 4.50%, 2/1/40	771,042
1,158,191	Pool #AD1640, 4.50%, 3/1/40	1,236,007
2,901,894	Pool #AD1942, 4.50%, 1/1/40	3,093,238
1,140,140	Pool #AD1943, 5.00%, 1/1/40	1,234,602
4,424,873	Pool #AD1988, 4.50%, 2/1/40	4,716,638
830,335	Pool #AD2896, 5.00%, 3/1/40	911,066
2,814,037	Pool #AD4456, 4.50%, 4/1/40	3,003,105
732,116	Pool #AD4457, 4.50%, 4/1/40	780,390
2,340,441	Pool #AD4458, 4.50%, 4/1/40	2,485,987
1,154,871	Pool #AD4940, 4.50%, 6/1/40	1,246,178
1,075,294	Pool #AD4946, 4.50%, 6/1/40	1,142,164
1,155,262	Pool #AD5728, 5.00%, 4/1/40	1,267,584
1,518,234	Pool #AD7239, 4.50%, 7/1/40	1,638,269

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$1,283,174	Pool #AD7242, 4.50%, 7/1/40	$1,369,387
1,230,352	Pool #AD7256, 4.50%, 7/1/40	1,327,627
2,373,318	Pool #AD7271, 4.50%, 7/1/40	2,532,775
1,345,044	Pool #AD7272, 4.50%, 7/1/40	1,451,387
1,422,192	Pool #AD8960, 5.00%, 6/1/40	1,548,023
2,220,822	Pool #AD9613, 4.50%, 8/1/40	2,358,930
2,073,551	Pool #AD9614, 4.50%, 8/1/40	2,202,500
1,194,418	Pool #AE2011, 4.00%, 9/1/40	1,256,426
3,411,802	Pool #AE2012, 4.00%, 9/1/40	3,576,129
1,603,994	Pool #AE2023, 4.00%, 9/1/40	1,681,249
2,152,945	Pool #AE5432, 4.00%, 10/1/40	2,256,640
1,013,915	Pool #AE5435, 4.50%, 9/1/40	1,076,968
1,055,818	Pool #AE5806, 4.50%, 9/1/40	1,139,294
1,595,637	Pool #AE5861, 4.00%, 10/1/40	1,672,489
2,210,729	Pool #AE5862, 4.00%, 10/1/40	2,325,497
2,025,583	Pool #AE5863, 4.00%, 10/1/40	2,130,739
1,256,209	Pool #AE6850, 4.00%, 10/1/40	1,316,713
1,408,672	Pool #AE6851, 4.00%, 10/1/40	1,476,520
1,356,260	Pool #AE7699, 4.00%, 11/1/40	1,421,583
1,176,235	Pool #AE7703, 4.00%, 10/1/40	1,232,887
1,897,208	Pool #AE7707, 4.00%, 11/1/40	1,988,585
943,588	Pool #AH0300, 4.00%, 11/1/40	989,035
1,356,882	Pool #AH0301, 3.50%, 11/1/40	1,394,514
854,592	Pool #AH0302, 4.00%, 11/1/40	895,753
1,221,838	Pool #AH0306, 4.00%, 12/1/40	1,290,614
1,880,959	Pool #AH0508, 4.00%, 11/1/40	1,971,553
1,924,413	Pool #AH0537, 4.00%, 12/1/40	2,027,925
1,272,257	Pool #AH0914, 4.50%, 11/1/40	1,351,375
1,626,467	Pool #AH0917, 4.00%, 12/1/40	1,704,804
1,320,371	Pool #AH1077, 4.00%, 1/1/41	1,400,057
1,855,946	Pool #AH2973, 4.00%, 12/1/40	1,945,336
2,386,665	Pool #AH2980, 4.00%, 1/1/41	2,501,617
1,650,803	Pool #AH5656, 4.00%, 1/1/41	1,739,599
1,229,488	Pool #AH5657, 4.00%, 2/1/41	1,288,705
2,567,837	Pool #AH5658, 4.00%, 2/1/41	2,691,514
1,091,307	Pool #AH5662, 4.00%, 2/1/41	1,143,869
2,082,962	Pool #AH5882, 4.00%, 2/1/26	2,205,255
1,453,271	Pool #AH6764, 4.00%, 3/1/41	1,523,267
3,663,665	Pool #AH6768, 4.00%, 3/1/41	3,840,122
1,292,597	Pool #AH7277, 4.00%, 3/1/41	1,359,701
2,301,683	Pool #AH7281, 4.00%, 3/1/41	2,421,173
1,113,036	Pool #AH7526, 4.50%, 3/1/41	1,194,775
3,107,882	Pool #AH7537, 4.00%, 3/1/41	3,269,224
1,037,962	Pool #AH7576, 4.00%, 3/1/41	1,087,955
2,154,889	Pool #AH8878, 4.50%, 4/1/41	2,288,896
1,261,123	Pool #AH8885, 4.50%, 4/1/41	1,339,549
1,561,577	Pool #AH9050, 3.50%, 2/1/26	1,637,643
1,284,568	Pool #AI0114, 4.00%, 3/1/41	1,351,255

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 2,379,929	Pool #AI1846, 4.50%, 5/1/41	$ 2,527,930
1,261,885	Pool #AI1847, 4.50%, 5/1/41	1,340,358
2,748,077	Pool #AI1848, 4.50%, 5/1/41	2,918,973
1,659,663	Pool #AI1849, 4.50%, 5/1/41	1,779,989
1,008,097	Pool #AJ0651, 4.00%, 8/1/41	1,056,651
1,256,213	Pool #AJ7667, 3.50%, 12/1/41	1,291,053
1,525,784	Pool #AJ7668, 4.00%, 11/1/41	1,601,656
1,664,857	Pool #AJ9133, 4.00%, 1/1/42	1,749,726
16,887,461	Pool #AK2386, 3.50%, 2/1/42	17,355,825
7,466,121	Pool #AK6715, 3.50%, 3/1/42	7,673,189
2,414,697	Pool #AK6716, 3.50%, 3/1/42	2,481,667
1,607,495	Pool #AK6717, 3.50%, 3/1/42	1,652,078
1,103,032	Pool #AK6718, 3.50%, 2/1/42	1,133,624
475,148	Pool #MC0007, 5.50%, 12/1/38	520,492
61,742	Pool #MC0013, 5.50%, 12/1/38	68,136
128,146	Pool #MC0014, 5.50%, 12/1/38	140,856
82,691	Pool #MC0016, 5.50%, 11/1/38	90,892
470,360	Pool #MC0038, 4.50%, 3/1/39	505,343
137,660	Pool #MC0046, 4.00%, 4/1/39	144,936
292,429	Pool #MC0047, 4.50%, 4/1/39	310,615
57,374	Pool #MC0059, 4.00%, 4/1/39	60,890
397,301	Pool #MC0081, 4.00%, 5/1/39	420,037
387,988	Pool #MC0082, 4.50%, 5/1/39	417,694
504,961	Pool #MC0111, 4.00%, 6/1/39	532,438
311,639	Pool #MC0112, 4.50%, 6/1/39	336,473
369,282	Pool #MC0127, 4.50%, 7/1/39	395,824
76,923	Pool #MC0135, 4.50%, 6/1/39	83,317
1,246,732	Pool #MC0137, 4.50%, 7/1/39	1,328,939
1,680,708	Pool #MC0154, 4.50%, 8/1/39	1,791,530
104,196	Pool #MC0155, 5.00%, 8/1/39	114,815
645,202	Pool #MC0160, 4.50%, 8/1/39	685,325
1,118,389	Pool #MC0171, 4.50%, 9/1/39	1,192,132
609,514	Pool #MC0177, 4.50%, 9/1/39	656,179
427,418	Pool #MC0270, 4.50%, 3/1/40	455,601
883,909	Pool #MC0325, 4.50%, 7/1/40	947,992
285,683	Pool #MC0422, 4.00%, 2/1/41	301,050
105,664	Pool #MC0426, 4.50%, 1/1/41	112,235
994,540	Pool #MC0584, 4.00%, 1/1/42	1,045,239
1,247,927	Pool #MC0585, 4.00%, 1/1/42	1,311,542
74,395	Pool #MC3344, 5.00%, 12/1/38	82,139
9,673,318	Series 2004-T7, Class A, 5.12%, 7/25/41	10,958,960

		459,396,662

Federal Agricultural Mortgage Corp. — 0.14%
808,493	Series #S0282, 5.63%, 6/10/36(b)	843,728

Freddie Mac — 14.59%
100,925	Pool #A10124, 5.00%, 6/1/33	109,555

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 258,508	Pool #A10548, 5.00%, 6/1/33	$ 280,370
1,063,401	Pool #A12237, 5.00%, 8/1/33	1,149,345
429,167	Pool #A12969, 4.50%, 8/1/33	455,269
206,254	Pool #A12985, 5.00%, 8/1/33	223,697
282,112	Pool #A12986, 5.00%, 8/1/33	306,235
206,485	Pool #A14028, 4.50%, 9/1/33	219,043
776,460	Pool #A14325, 5.00%, 9/1/33	839,214
169,745	Pool #A15268, 6.00%, 10/1/33	189,625
775,242	Pool #A15579, 5.50%, 11/1/33	850,253
464,593	Pool #A17393, 5.50%, 12/1/33	510,272
551,847	Pool #A17397, 5.50%, 1/1/34	606,622
476,491	Pool #A18617, 5.50%, 1/1/34	523,786
335,312	Pool #A19019, 5.50%, 2/1/34	369,537
168,034	Pool #A19362, 5.50%, 2/1/34	184,713
380,492	Pool #A20069, 5.00%, 3/1/34	412,967
1,043,329	Pool #A20070, 5.50%, 3/1/34	1,143,953
770,772	Pool #A20540, 5.50%, 4/1/34	844,869
229,688	Pool #A20541, 5.50%, 4/1/34	252,271
241,103	Pool #A21679, 5.50%, 4/1/34	264,357
527,176	Pool #A21681, 5.00%, 4/1/34	569,617
495,132	Pool #A23192, 5.00%, 5/1/34	534,994
1,849,807	Pool #A25310, 5.00%, 6/1/34	1,998,731
407,792	Pool #A25311, 5.00%, 6/1/34	441,260
562,090	Pool #A25600, 5.50%, 8/1/34	616,125
85,541	Pool #A26270, 6.00%, 8/1/34	95,469
50,652	Pool #A26386, 6.00%, 9/1/34	56,594
332,153	Pool #A26395, 6.00%, 9/1/34	370,700
317,614	Pool #A26396, 5.50%, 9/1/34	349,040
1,389,226	Pool #A28241, 5.50%, 10/1/34	1,522,342
383,398	Pool #A30055, 5.00%, 11/1/34	414,804
585,451	Pool #A30591, 6.00%, 12/1/34	651,017
509,106	Pool #A31135, 5.50%, 12/1/34	558,843
283,058	Pool #A32976, 5.50%, 8/1/35	310,446
763,141	Pool #A33167, 5.00%, 1/1/35	825,653
1,075,124	Pool #A34999, 5.50%, 4/1/35	1,177,303
589,252	Pool #A35628, 5.50%, 6/1/35	645,254
963,275	Pool #A37185, 5.00%, 9/1/35	1,039,471
938,633	Pool #A38830, 5.00%, 5/1/35	1,015,080
123,261	Pool #A39561, 5.50%, 11/1/35	135,303
996,669	Pool #A40538, 5.00%, 12/1/35	1,075,507
531,045	Pool #A42095, 5.50%, 1/1/36	581,017
971,403	Pool #A42097, 5.00%, 1/1/36	1,050,064
284,088	Pool #A42098, 5.50%, 1/1/36	310,111
115,312	Pool #A42099, 6.00%, 1/1/36	129,091
533,024	Pool #A42802, 5.00%, 2/1/36	574,688
864,689	Pool #A42803, 5.50%, 2/1/36	943,896
277,192	Pool #A42804, 6.00%, 2/1/36	306,330
570,568	Pool #A42805, 6.00%, 2/1/36	630,544

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 95,918	Pool #A44637, 5.50%, 4/1/36	$ 106,653
356,997	Pool #A44638, 6.00%, 4/1/36	401,440
614,828	Pool #A44639, 5.50%, 3/1/36	671,147
858,992	Pool #A45396, 5.00%, 6/1/35	927,477
495,150	Pool #A46321, 5.50%, 7/1/35	543,292
556,410	Pool #A46735, 5.00%, 8/1/35	600,423
762,607	Pool #A46746, 5.50%, 8/1/35	834,489
286,104	Pool #A46747, 5.50%, 8/1/35	313,787
337,128	Pool #A46748, 5.50%, 8/1/35	370,063
105,301	Pool #A46996, 5.50%, 9/1/35	115,818
622,304	Pool #A46997, 5.50%, 9/1/35	682,516
790,116	Pool #A47552, 5.00%, 11/1/35	852,616
482,630	Pool #A47553, 5.00%, 11/1/35	523,673
442,176	Pool #A47554, 5.50%, 11/1/35	484,960
477,259	Pool #A48788, 5.50%, 5/1/36	520,977
616,627	Pool #A48789, 6.00%, 5/1/36	680,482
236,332	Pool #A49013, 6.00%, 5/1/36	261,543
415,035	Pool #A49526, 6.00%, 5/1/36	458,014
315,446	Pool #A49843, 6.00%, 6/1/36	354,421
572,107	Pool #A49844, 6.00%, 6/1/36	631,352
36,599	Pool #A49845, 6.50%, 6/1/36	41,029
415,142	Pool #A50128, 6.00%, 6/1/36	458,392
908,834	Pool #A59530, 5.50%, 4/1/37	987,683
318,421	Pool #A59964, 5.50%, 4/1/37	352,216
474,589	Pool #A61754, 5.50%, 5/1/37	517,246
243,160	Pool #A61779, 5.50%, 5/1/37	265,016
576,074	Pool #A61915, 5.50%, 6/1/37	626,053
1,753,829	Pool #A61916, 6.00%, 6/1/37	1,932,157
1,300,233	Pool #A63456, 5.50%, 6/1/37	1,421,165
854,292	Pool #A64012, 5.50%, 7/1/37	928,408
389,992	Pool #A64015, 6.00%, 7/1/37	429,646
355,732	Pool #A64016, 6.50%, 7/1/37	397,239
202,051	Pool #A64447, 6.00%, 8/1/37	223,354
581,843	Pool #A64450, 6.00%, 8/1/37	641,005
95,206	Pool #A65713, 6.00%, 9/1/37	106,523
412,311	Pool #A65837, 6.00%, 9/1/37	454,235
754,718	Pool #A66043, 5.50%, 7/1/37	820,196
1,489,830	Pool #A66061, 5.50%, 8/1/37	1,619,084
1,061,887	Pool #A66116, 6.00%, 9/1/37	1,169,860
639,357	Pool #A66122, 6.00%, 8/1/37	705,765
550,456	Pool #A66133, 6.00%, 6/1/37	606,426
1,394,531	Pool #A66156, 6.50%, 9/1/37	1,552,886
640,585	Pool #A67630, 6.00%, 11/1/37	708,121
834,010	Pool #A68766, 6.00%, 10/1/37	920,897
372,704	Pool #A70292, 5.50%, 7/1/37	406,611
122,029	Pool #A73816, 6.00%, 3/1/38	135,772
784,075	Pool #A75113, 5.00%, 3/1/38	846,342
647,524	Pool #A76187, 5.00%, 4/1/38	696,518

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 577,193	Pool #A78354, 5.50%, 11/1/37	$ 628,532
509,972	Pool #A79561, 5.50%, 7/1/38	553,579
1,080,076	Pool #A91887, 5.00%, 4/1/40	1,171,925
1,013,387	Pool #A92388, 4.50%, 5/1/40	1,085,314
1,020,133	Pool #A93962, 4.50%, 9/1/40	1,099,871
1,098,914	Pool #A95573, 4.00%, 12/1/40	1,157,165
993,506	Pool #A96339, 4.00%, 12/1/40	1,046,170
1,507,516	Pool #A97099, 4.00%, 1/1/41	1,591,195
1,239,730	Pool #A97715, 4.00%, 3/1/41	1,295,760
864,059	Pool #A97716, 4.50%, 3/1/41	925,387
86,626	Pool #B31082, 6.00%, 3/1/31	96,415
110,123	Pool #B31128, 6.00%, 9/1/31	122,638
185,421	Pool #B31140, 6.50%, 10/1/31	208,758
74,996	Pool #B31150, 6.50%, 11/1/31	84,523
150,030	Pool #B31188, 6.00%, 1/1/32	166,845
27,681	Pool #B31206, 6.00%, 3/1/32	30,821
109,492	Pool #B31292, 6.00%, 9/1/32	121,964
79,734	Pool #B31493, 5.00%, 2/1/34	85,792
490,273	Pool #B31516, 5.00%, 4/1/34	527,556
80,224	Pool #B31517, 5.00%, 4/1/34	86,298
240,717	Pool #B31532, 5.00%, 5/1/34	258,970
98,345	Pool #B31546, 5.50%, 5/1/34	106,623
295,801	Pool #B31547, 5.50%, 5/1/34	320,702
227,698	Pool #B31550, 5.00%, 6/1/34	244,956
192,805	Pool #B31551, 5.50%, 6/1/34	209,033
197,360	Pool #B31587, 5.00%, 11/1/34	212,293
133,346	Pool #B31588, 5.50%, 11/1/34	144,546
139,688	Pool #B31642, 5.50%, 5/1/35	151,358
116,704	Pool #B50443, 5.00%, 11/1/18	126,847
168,299	Pool #B50450, 4.50%, 1/1/19	181,522
84,917	Pool #B50451, 5.00%, 1/1/19	92,042
13,610	Pool #B50470, 4.50%, 4/1/19	14,685
159,069	Pool #B50496, 5.50%, 9/1/19	174,902
238,836	Pool #B50499, 5.00%, 11/1/19	259,631
50,507	Pool #B50500, 5.50%, 10/1/19	55,642
115,695	Pool #B50501, 4.50%, 11/1/19	124,692
165,367	Pool #B50504, 5.50%, 11/1/19	181,941
320,416	Pool #B50506, 5.00%, 11/1/19	351,029
87,883	Pool #C35457, 7.50%, 1/1/30	101,827
50,267	Pool #C37233, 7.50%, 2/1/30	58,685
86,212	Pool #C48137, 7.00%, 1/1/31	98,711
36,439	Pool #C48138, 7.00%, 2/1/31	41,651
371,870	Pool #C51686, 6.50%, 5/1/31	419,720
186,483	Pool #C53210, 6.50%, 6/1/31	210,227
63,118	Pool #C53914, 6.50%, 6/1/31	71,182
147,886	Pool #C60020, 6.50%, 11/1/31	166,735
64,364	Pool #C60804, 6.00%, 11/1/31	71,773
65,586	Pool #C65616, 6.50%, 3/1/32	73,977

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 60,003	Pool #C68324, 6.50%, 6/1/32	$ 67,719
480,041	Pool #C73273, 6.00%, 11/1/32	534,581
289,284	Pool #C73525, 6.00%, 11/1/32	322,674
378,642	Pool #C74672, 5.50%, 11/1/32	416,936
570,109	Pool #C77844, 5.50%, 3/1/33	625,449
160,951	Pool #C77845, 5.50%, 3/1/33	177,329
408,963	Pool #C78252, 5.50%, 3/1/33	449,555
107,248	Pool #C78380, 5.50%, 3/1/33	117,894
146,103	Pool #C79178, 5.50%, 4/1/33	160,970
449,056	Pool #J00980, 5.00%, 1/1/21	485,437
165,535	Pool #J05466, 5.50%, 6/1/22	180,012
656,459	Pool #N31468, 6.00%, 11/1/37	713,771
1,326,927	Pool #Q00462, 4.00%, 3/1/41	1,391,874
1,247,397	Pool #Q00465, 4.50%, 4/1/41	1,323,069
1,060,748	Pool #Q05867, 3.50%, 12/1/41	1,087,557
1,053,068	Pool #Q06239, 3.50%, 1/1/42	1,079,682
1,233,837	Pool #Q06406, 4.00%, 2/1/42	1,294,227

		86,011,381

Ginnie Mae — 15.49%
3,618,100	(TBA), 3.50%, 4/1/22(b)	3,790,803
513,897	Pool #409117, 5.50%, 6/20/38	570,446
554,830	Pool #487643, 5.00%, 2/15/39	612,740
465,212	Pool #588448, 6.25%, 9/15/32	471,685
1,150,200	Pool #616936, 5.50%, 1/15/36	1,284,989
552,546	Pool #617904, 5.75%, 9/15/23	560,784
3,193,928	Pool #618363, 4.00%, 9/20/41	3,428,857
554,676	Pool #624106, 5.13%, 3/15/34	565,111
1,368,916	Pool #654705, 4.00%, 9/20/41	1,469,606
448,708	Pool #664269, 5.85%, 6/15/38	474,931
1,190,927	Pool #675509, 5.50%, 6/15/38	1,329,186
845,709	Pool #685140, 5.90%, 4/15/38	895,192
715,867	Pool #697672, 5.50%, 12/15/38	799,310
738,474	Pool #697814, 5.00%, 2/15/39	818,322
748,428	Pool #697885, 4.50%, 3/15/39	814,588
1,035,097	Pool #698112, 4.50%, 5/15/39	1,126,598
2,400,896	Pool #698113, 4.50%, 5/15/39	2,628,137
790,342	Pool #699294, 5.63%, 9/20/38	879,541
4,172,129	Pool #713519, 6.00%, 7/15/39	4,712,224
970,738	Pool #714561, 4.50%, 6/15/39	1,062,616
1,229,470	Pool #716822, 4.50%, 4/15/39	1,338,153
1,179,668	Pool #716823, 4.50%, 4/15/39	1,291,322
1,103,961	Pool #717132, 4.50%, 5/15/39	1,209,829
1,329,348	Pool #717133, 4.50%, 5/15/39	1,446,860
1,350,645	Pool #720080, 4.50%, 6/15/39	1,483,968
1,119,910	Pool #720521, 5.00%, 8/15/39	1,241,000
2,823,310	Pool #726550, 5.00%, 9/15/39	3,128,580

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$1,744,943	Pool #729018, 4.50%, 2/15/40	$ 1,905,737
1,011,789	Pool #729019, 5.00%, 2/15/40	1,121,188
889,037	Pool #729346, 4.50%, 7/15/41	974,572
1,455,545	Pool #737574, 4.00%, 11/15/40	1,564,427
993,465	Pool #738844, 3.50%, 10/15/41	1,036,696
1,209,046	Pool #738845, 3.50%, 10/15/41	1,261,658
2,352,942	Pool #738862, 4.00%, 10/15/41	2,526,747
1,060,946	Pool #747241, 5.00%, 9/20/40	1,168,450
1,355,402	Pool #748654, 3.50%, 9/15/40	1,414,383
1,007,586	Pool #748846, 4.50%, 9/20/40	1,108,463
1,100,680	Pool #757016, 3.50%, 11/15/40	1,148,576
1,073,745	Pool #757017, 4.00%, 12/15/40	1,154,066
1,478,530	Pool #759196, 3.50%, 1/15/41	1,542,869
997,324	Pool #762877, 4.00%, 4/15/41	1,074,733
1,127,834	Pool #763564, 4.50%, 5/15/41	1,236,344
1,642,624	Pool #770391, 4.50%, 6/15/41	1,800,662
1,775,837	Pool #770481, 4.00%, 8/15/41	1,907,845
1,065,159	Pool #770482, 4.50%, 8/15/41	1,160,316
2,504,301	Pool #770517, 4.00%, 8/15/41	2,689,286
1,153,368	Pool #770529, 4.00%, 8/15/41	1,238,564
2,233,946	Pool #770537, 4.00%, 8/15/41	2,400,008
1,040,924	Pool #770738, 4.50%, 6/20/41	1,133,428
2,109,633	Pool #779592, 4.00%, 11/20/41	2,264,807
1,488,598	Pool #779593, 4.00%, 11/20/41	1,598,091
6,000,000	Series 2012-33 Class B, 2.89%, 3/16/46(b)	5,992,427
3,000,000	Series 2012-35 Class C, 3.25%, 11/16/52(b)	2,967,325
6,400,000	Series 2012-44 Class A, 2.17%, 7/16/41(b)	6,537,393

		91,364,439

Total U.S. Government Agency Backed Mortgages (Cost $600,040,216)		637,616,210

U.S. Government Agency Obligations — 10.11%
Community Reinvestment Revenue Notes — 0.50%
2,944,429	3.98%, 8/1/35(b)(c)	2,959,152

Federal Home Loan Bank — 0.34%
2,000,000	0.09%, 4/9/12(d)(e)	1,999,984

Small Business Administration — 8.44%
305,801	0.53%, 4/30/35(b)	305,807
164,853	0.53%, 10/14/20(b)	165,013
4,689,143	0.53%, 3/25/21(a)	4,654,022
243,446	0.55%, 4/25/28(a)	241,296
198,520	0.55%, 3/25/29(a)	196,730
1,205,655	0.55%, 9/25/30(a)	1,194,455
256,375	0.60%, 3/25/28(a)	254,607
404,476	0.60%, 11/25/29(a)	401,587
223,611	0.63%, 6/25/18(a)	222,742

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 1,071,293	0.63%, 3/19/32(b)	$ 1,073,436
87,946	0.65%, 3/25/14(a)	87,774
192,687	0.66%, 3/8/26(b)	193,560
425,941	0.66%, 6/8/32(b)	427,513
247,264	0.70%, 3/30/20(b)	248,312
80,896	0.70%, 2/13/20(b)	81,234
192,142	0.70%, 2/17/20(b)	192,920
249,405	0.70%, 8/6/19(b)	250,205
590,367	0.75%, 11/29/32(b)	593,029
164,783	0.80%, 8/8/32(b)	165,710
1,271,964	0.80%, 3/27/33(b)	1,278,515
241,685	0.80%, 2/21/33(b)	242,949
739,909	0.88%, 1/26/32(b)	745,872
559,699	0.88%, 11/17/19(b)	563,706
30,164	0.88%, 6/4/14(b)	30,181
171,532	0.88%, 12/1/19(b)	172,793
1,316,260	0.88%, 8/1/32(b)	1,325,855
1,407,799	0.89%, 4/21/34(b)	1,417,302
983,072	0.90%, 3/14/18(b)	987,329
150,548	0.91%, 4/16/20(b)	151,737
2,357,665	1.00%, 1/25/22(b)	2,398,358
3,200,000	1.00%, 3/1/37(b)	3,232,320
90,777	1.13%, 7/30/17(a)(b)	91,415
1,015,143	1.14%, 11/4/34(b)	1,031,426
16,265,546	1.26%, 7/18/30*(b)	437,381
16,683,864	1.45%, 3/25/36(a)	17,155,836
526,861	2.00%, 6/20/14(b)	528,663
452,982	3.13%, 10/25/15(a)	466,780
751,754	3.38%, 10/25/15(a)	766,487
266,343	3.38%, 5/25/16(a)	272,377
389,355	3.58%, 12/25/15(a)	397,875
64,694	5.70%, 7/30/17(b)	65,643
367,125	5.85%, 11/27/27(b)	383,311
103,605	5.86%, 11/15/22(b)	107,087
175,427	6.00%, 3/9/22(b)	180,572
523,528	6.03%, 10/31/32(b)	548,264
1,306,348	6.13%, 3/31/31(b)	1,368,974
162,720	6.25%, 8/30/27(b)	170,353
92,476	6.30%, 4/15/18(b)	94,077
552,965	6.35%, 8/13/26(b)	577,318
971,910	6.45%, 2/19/32(b)	1,021,370
54,865	6.69%, 5/28/24(b)	57,014
35,044	7.08%, 9/1/13(b)	35,803
179,173	7.33%, 6/29/16(b)	182,975
125,541	7.33%, 2/23/16(b)	128,293
38,228	7.38%, 1/1/15(b)	39,127

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 181,178	7.83%, 9/28/16(b)	$ 186,908
325	8.08%, 2/15/14(b)	335

		49,792,533

United States Department of Agriculture — 0.83%
261,152	1.13%, 5/31/14(b)	265,574
172,405	5.09%, 3/1/20(b)	175,374
311,311	5.38%, 10/26/22(b)	321,727
177,790	5.59%, 1/20/38(b)	184,469
218,300	5.73%, 4/20/37(b)	226,532
745,237	5.75%, 1/20/33(b)	778,125
216,177	6.01%, 1/20/38(b)	225,302
125,555	6.01%, 11/8/32(b)	131,388
171,931	6.05%, 1/5/26(b)	179,056
507,066	6.07%, 4/20/37(b)	529,722
140,332	6.08%, 7/1/32(b)	147,007
90,976	6.09%, 5/17/22(b)	93,740
31,117	6.10%, 1/1/13(b)	31,483
197,101	6.10%, 8/25/37(b)	205,760
217,356	6.12%, 4/20/37(b)	227,365
88,794	6.13%, 7/20/22(b)	91,565
222,803	6.22%, 1/20/37(b)	233,825
377,930	6.23%, 3/14/32(b)	396,550
226,116	6.38%, 2/16/37(b)	237,679
197,468	6.64%, 4/20/37(b)	208,499

		4,890,742

Total U.S. Government Agency Obligations		59,642,411

(Cost $59,996,597)
Promissory Notes — 1.78%
9,375,000	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 4/1/35(b)(c)	10,490,250

Total Promissory Notes		10,490,250

(Cost $9,375,000)

Shares		Value
Investment Company — 1.08%
6,387,769	JPMorgan Prime Money Market Fund	$ 6,387,769

Total Investment Company		6,387,769

(Cost $6,387,769)

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2012 (Unaudited)

Value

Total Investments	$731,570,229
(Cost $693,272,499)(f) — 124.04%

Liabilities in excess of other assets — (24.04)%	(141,767,717)

NET ASSETS — 100.00%	$589,802,512

*	Interest Only security represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	Floating rate note. Rate shown is as of report date.
(b)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $14,687,184 or 2.49% of net assets are as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	3/31/2012 Carrying Value Per Unit
$1,987,097	Pacific Beacon LLC	12/18/2006	$1,987,097	$0.62
	Community Reinvestment
$2,944,429	Revenue Note	3/24/2008	$2,910,490	$1.00
	Massachusetts Housing
$9,375,000	Investment Corp.	3/29/2005	$9,375,000	$1.12

(d)	This security is pledged as collateral for financial futures contracts.
(e)	The rate represents the annualized yield at time of purchase.
(f)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

IBC - Insured by International Bancshares Corp.

LOC - Letter of Credit

MBIA – Insured by MBIA

NATL-RE - Insured by National Public Guarantee Corp.

OID - Original Issue Discount

See notes to financial statements.

25

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2012 (Unaudited)

Assets:
Investments in securities, at value (cost $693,272,499)	$731,570,229
Segregated cash collateral for reverse repurchase agreements	670,291
Interest and dividends receivable	3,035,600
Receivable for Fund shares sold	310,689
Deposits at broker for futures contracts	2,546,981
Prepaid expenses and other assets	13,112

Total Assets	738,146,902

Liabilities:
Distributions payable	1,243,553
Payable for capital shares redeemed	36,626
Payable for investments purchased	17,985,229
Reverse repurchase agreements (including interest of $36,408)	128,675,709
Accrued expenses and other payables:
Investment advisory fees	312,291
Accounting fees	4,770
Distribution fees	19,741
Trustee fees	278
Audit fees	33,408
Transfer Agent fees	16,086
Other	16,699

Total Liabilities	148,344,390

Net Assets	$589,802,512

Net Assets Consist Of:
Capital	$596,374,453
Distributions in excess of net investment income	(1,942,573)
Accumulated net realized losses from investment transactions, futures contracts and sale commitments	(43,443,303)
Net unrealized appreciation on investments, futures contracts, and sale commitments	38,813,935

Net Assets	$589,802,512

26

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

Net Assets:
Class A	$16,010,189
Class I	573,792,323

Total	$589,802,512

Shares Outstanding (1,000,000,000 shares authorized, 100,000,000 shares registered at $.0000001 par value):
Class A	1,649,062
Class I	59,136,335

Total	60,785,397

Net Asset Values and Redemption Price Per Share:
Class A(a)	$9.71
Class I	$9.70
Maximum Offering Price Per Share:
Class A	$10.07
Maximum Sales Charge - Class A	3.75%

(a)	For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See notes to financial statements.

27

FINANCIAL STATEMENTS

Statement of Operations

For the Six Months Ended March 31, 2012 (Unaudited)

Investment Income:
Interest income	$14,682,705
Dividend income	4,959

Total Investment Income	14,687,664

Expenses:
Management fees	1,752,608
Interest expense	225,754
Distribution fees - Class A	13,387
Accounting services	26,453
Audit fees	24,831
Legal fees	15,906
Custodian fees	25,826
Insurance fees	4,239
Trustees’ fees and expenses	6,555
Transfer agent fees	22,849
Printing and shareholder reports	5,265
Registration fees	24,459
Other fees and expenses	64,433

Total expenses	2,212,565

Net Investment Income	12,475,099

Realized/Unrealized Gains (Losses) from Investment Transactions and Futures Contracts:
Net realized losses from investment transactions	(489,014)
Net realized losses from futures contracts	(2,712,753)
Net change in unrealized appreciation/depreciation on investments	(2,625,958)
Net change in unrealized appreciation/depreciation on futures contracts	3,494,849

Net realized/unrealized losses from investments and futures contracts	(2,332,876)

Change in net assets resulting from operations	$10,142,223

See notes to financial statements.

28

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011
	(Unaudited)

From Investment Activities:
Operations:
Net investment income	$12,475,099	$25,463,089
Net realized losses from investments and futures contracts	(3,201,767)	(7,812,804)
Net change in unrealized appreciation/depreciation on investments and futures contracts	868,891	4,973,653

Change in net assets resulting from operations	10,142,223	22,623,938

Distributions to Class A Shareholders:
From net investment income	(223,738)	(447,645)

Distributions to Class I Shareholders:
From net investment income	(12,250,637)	(25,633,188)

Change in net assets resulting from shareholder distributions	(12,474,375)	(26,080,833)

Capital Transactions:
Proceeds from shares issued	46,010,178	26,082,537
Distributions reinvested	5,310,518	10,549,800
Cost of shares redeemed	(4,717,013)	(35,983,586)

Change in net assets resulting from capital transactions	46,603,683	648,751

Net increase/(decrease) in net assets	44,271,531	(2,808,144)

Net Assets:
Beginning of period	545,530,981	548,339,125

End of period	$589,802,512	$545,530,981

Distributions in excess of net investment income	$(1,942,573)	$(1,324,828)

Share Transactions:
Issued	4,735,860	2,688,679
Reinvested	547,000	1,086,063
Redeemed	(485,707)	(3,717,395)

Change in shares resulting from capital transactions	4,797,153	57,347

See notes to financial statements.

29

FINANCIAL STATEMENTS

Statement of Cash Flows

For the Six Months Ended March 31, 2012 (Unaudited)

Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$10,142,223
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term securities	(69,302,470)
Proceeds from sales and paydowns of long-term securities	60,817,985
Purchases/proceeds from sales of short-term securities	(158,590)
Net change in unrealized (appreciation)/depreciation on investment securities	2,625,958
Net realized losses from investment transactions	489,014
Amortization of premium and discount - net	196,730
Decrease in interest and dividends receivable	190,256
Increase in interest due on reverse repurchase agreements	3,605
Increase in deposits at brokers for futures contracts	(782,011)
Decrease in prepaid expenses and other net assets	9,404
Decrease in payable to investment adviser	(187)
Decrease in accrued expenses and other liabilities	(18,158)

Net Cash Provided by Operating Activities	4,213,759

Cash Provided by Financing Activities:
Cash receipts/payments from reverse repurchase agreements	(37,937,837)
Proceeds from issuance of shares	45,722,166
Cash payments on shares redeemed	(4,694,528)
Distributions paid to shareholders	(7,303,560)

Net Cash Used in Financing Activities	(4,213,759)

Cash:
Net change in cash	—
Cash at beginning of period	—

Cash at end of period	$—

Cash Flow Information:
Cash paid for interest	222,149

Noncash Financing Activities:
Capital shares issued in reinvestment of distributions paid to shareholders	5,310,518

See notes to financial statements.

30

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31

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund	(Selected data for a share outstanding throughout the years indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Asset Value, End of Period
Class A
Six Months Ended March 31, 2012 (Unaudited)	$9.75	0.20	(0.03)	0.17	(0.21)	$9.71
Year Ended September 30, 2011	9.81	0.43	(0.05)	0.38	(0.44)	9.75
Year Ended September 30, 2010	9.80	0.46	0.02	0.48	(0.47)	9.81
Period Ended September 30, 2009(b)	9.47	0.31	0.34	0.65	(0.32)	9.80
Class I(c)
Six Months Ended March 31, 2012 (Unaudited)	$9.74	0.22	(0.04)	0.18	(0.22)	$9.70
Year Ended September 30, 2011	9.80	0.45	(0.05)	0.40	(0.46)	9.74
Year Ended September 30, 2010	9.79	0.49	0.02	0.51	(0.50)	9.80
Year Ended September 30, 2009	9.41	0.50	0.38	0.88	(0.50)	9.79
Period Ended September 30, 2008(d)	9.48	0.16	(0.07)	0.09	(0.16)	9.41
Year Ended May 31, 2008	9.46	0.46	0.02	0.48	(0.46)	9.48
Year Ended May 31, 2007	9.29	0.44	0.17	0.61	(0.44)	9.46

(a) Per share net investment income has been calculated using the average daily shares method.	(c) The existing share class was renamed Class I Shares with the commencement of Class A Shares on January 29, 2009.
(b) For the period January 29, 2009 (commencement of operations) to September 30, 2009.	(d) Effective September 30, 2008, the Fund’s fiscal year end changed from May 31 to September 30.

See notes to financial statements.

32

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund (cont.)	(Selected data for a share outstanding throughout the years indicated)

		Ratios to Average Net Assets(a)				Ratios to Average Net Assets Plus Average Borrowings(a)(b)				Supplemental Data
	Total Return(c)	Total Expenses Net of Reimbursement and Excluding Interest Expense	Total Expenses Excluding Interest Expense	Net Expenses	Net Investment Income	Total Expenses Net of Reimbursement and Excluding Interest Expense and Investment Structuring Fees	Total Expenses Excluding Interest Expense	Net Expenses	Net Investment Income	Net Assets, End of Period (000’s)	Portfolio Turnover Rate
Class A
Six Months Ended March 31, 2012 (Unaudited)(d)	1.72%	0.95%	0.95%	1.03%	4.18%	0.76%	0.76%	0.82%	3.35%	$16,010	9%
Year Ended September 30, 2011(d)	3.98%	0.96%	0.96%	1.03%	4.40%	0.77%	0.77%	0.82%	3.51%	8,212	17%
Year Ended September 30, 2010(d)	5.02%	0.97%	0.97%	1.04%	4.67%	0.78%	0.78%	0.84%	3.76%	12,141	9%
Period Ended September 30, 2009(d)	7.11%	1.00%	1.25%	1.11%	4.77%	0.81%	1.02%	0.90%	3.89%	8,662	10%
Class I
Six Months Ended March 31, 2012 (Unaudited)(d)	1.84%	0.70%	0.70%	0.79%	4.47%	0.56%	0.56%	0.63%	3.56%	$573,792	9%
Year Ended September 30, 2011(d)	4.23%	0.72%	0.72%	0.79%	4.66%	0.57%	0.57%	0.62%	3.69%	537,319	17%
Year Ended September 30, 2010(d)	5.28%	0.72%	0.72%	0.79%	4.94%	0.58%	0.58%	0.64%	3.98%	536,198	9%
Year Ended September 30, 2009(d)	9.59%	0.74%	0.74%	1.06%	5.16%	0.59%	0.59%	0.85%	4.12%	561,148	10%
Period Ended September 30, 2008	1.02%	0.86%	0.86%	1.61%	5.17%	0.67%	0.67%	1.25%	4.00%	543,404	1%
Year Ended May 31, 2008	5.19%	0.93%(e)	0.93%	1.99%	4.83%	0.75%(e)	0.75%	1.60%	3.88%	513,723	19%
Year Ended May 31, 2007	6.65%	0.79%	0.83%	1.48%	4.55%	0.70%	0.74%	1.31%	4.03%	474,720	23%

(a) Annualized for those periods that are less than one year.

(e)       To the extent that the Fund’s operating expenses (exclusive of management fees, distribution fees and interest expense) were less than 0.25% of the Fund’s monthly average net assets, the Fund repaid the Fund’s investment adviser and sub-adviser for operating expenses previously borne or reimbursed.

(b) These ratios are calculated based upon the average net assets plus average borrowings.
(c) Total investment returns exclude the effect of sales charge.

(d)       Total expenses of the Fund for the period ended September 30, 2009 is 1.36% and 1.09% for the Class A and Class I shares, respectively. Total expenses for all other periods would be the same as shown in the financial highlights as net expenses because there were no fee waivers during these periods.

See notes to financial statements.

33

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)

1. Organization

RBC Funds Trust (the “Trust”) was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This annual report includes the Access Capital Community Investment Fund (the “Fund”). At its inception in 1998, the Access Capital Strategies Community Investment Fund, Inc., the Fund’s predecessor, elected status as a business development company under the Investment Company Act of 1940 (the “1940 Act”), but withdrew its election on May 30, 2006, and registered as a continuously offered, closed-end interval management company under the 1940 Act. The predecessor fund was reorganized into a series of the Trust, a registered open-end management company under the 1940 Act, effective July 28, 2008.

The Fund offers two share classes: Class A and Class I shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) acts as the investment advisor for the Trust. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”).

The Fund’s investment objective is to invest in geographically specific debt securities located in portions of the United States designated by Fund investors. The Fund seeks to achieve its investment objective by investing primarily in debt securities specifically designed to support underlying economic activities such as affordable housing, education, small business lending, and job-creating activities in areas of the United States designated by Fund investors.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Fund. The policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation:

Bonds and other fixed income securities, including TBA commitments, are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Swaptions are fair valued using methodologies approved by the Trust’s Board. These valuation techniques take into account mutiple factors, including fundamental security analytical data, information from broker-dealers, market spreads and interest rates. Short-term debt obligations, with less than 60 days to maturity at time of purchase, are valued at amortized cost unless Fund Management determines that amortized cost no longer approximates market value.

In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or amortized cost does not approximate fair value, the Board has approved pricing and valuation procedures to determine a security’s fair value. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; and trading in similar

34

NOTES TO FINANCIAL STATEMENTS

securities. Investments in open-end investment companies are valued at net asset value. Exchange traded financial futures are valued at the settlement price as established by the exchange on which they are traded.

Financial Instruments:

Reverse Repurchase Agreements

To obtain short-term financing, the Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited. For the six months ended March 31, 2012, the average amount borrowed was approximately $143,251,904 and the daily weighted average interest rate was 0.32%.

Details of open reverse repurchase agreements at March 31, 2012 were as follows:

	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
Goldman Sachs	0.30%	2/13/12	4/02/12	$(15,920,605)	$(15,914,106)
Goldman Sachs	0.32%	2/15/12	4/02/12	(29,056,328)	(29,044,194)
Deutsche Bank Securities	0.27%	2/27/12	4/16/12	(20,227,431)	(20,220,000)
Goldman Sachs	0.30%	3/02/12	4/25/12	(21,405,628)	(21,396,000)
Goldman Sachs	0.33%	3/15/12	5/02/12	(42,083,509)	(42,065,000)

Details of underlying collateral pledged for open reverse repurchase agreements in addition to the segregated cash collateral shown on the Statement of Assets and Liabilities at March 31, 2012 were as follows:

	Description	Rate	Maturity Date	Par	Value
Goldman Sachs 2/13/12 to 4/02/12
	Ginnie Mae Pool #748654	3.50%	9/15/40	$1,355,402	$1,414,383
	Ginnie Mae Pool #759196	3.50%	1/15/41	1,478,530	1,542,869
	Ginnie Mae Pool #737574	4.00%	11/15/40	1,455,545	1,564,427
	Ginnie Mae Pool #717133	4.50%	5/15/39	1,329,348	1,446,860
	Ginnie Mae Pool #720080	4.50%	6/15/39	1,350,645	1,483,968
	Ginnie Mae Pool #729018	4.50%	2/15/40	1,744,943	1,905,737
	Ginnie Mae Pool #698113	4.50%	5/15/39	2,400,896	2,628,137
	Ginnie Mae Pool #713519	6.00%	7/15/39	4,172,129	4,712,224

					$16,698,605

Goldman Sachs 2/15/12 to 4/02/12
	Fannie Mae Pool #AH5657	4.00%	2/01/41	$1,229,488	$1,288,705
	Fannie Mae Pool #AE2012	4.00%	9/01/40	3,411,802	3,576,129

35

NOTES TO FINANCIAL STATEMENTS

	Description	Rate	Maturity Date	Par	Value
	Fannie Mae Pool #AE5862	4.00%	10/01/40	$2,210,729	$2,325,497
	Fannie Mae Pool #AE5863	4.00%	10/01/40	2,025,583	2,130,739
	Fannie Mae Pool #AE7703	4.00%	10/01/40	1,176,235	1,232,887
	Fannie Mae Pool #AD1585	4.50%	2/01/40	3,466,947	3,695,549
	Fannie Mae Pool #AD1988	4.50%	2/01/40	4,424,873	4,716,638
	Fannie Mae Pool #AD7271	4.50%	7/01/40	2,373,318	2,532,775
	Fannie Mae Pool #AD9613	4.50%	8/01/40	2,220,822	2,358,930
	Fannie Mae Pool #AD1560	5.00%	3/01/40	1,734,012	1,879,845
	Fannie Mae Pool #885724	5.50%	6/01/36	2,452,403	2,679,154
	Fannie Mae Pool #AA0527	5.50%	12/01/38	1,560,094	1,708,974

					$30,125,822

Deutsche Bank Securities 2/27/12 to 4/16/12
	Fannie Mae Pool #AH2980	4.00%	1/01/41	$2,386,665	$2,501,617
	Fannie Mae Pool #AH5658	4.00%	2/01/41	2,567,837	2,691,514
	Fannie Mae Pool #AH6768	4.00%	3/01/41	3,663,665	3,840,122
	Fannie Mae Pool #AH7537	4.00%	3/01/41	3,107,882	3,269,224
	Fannie Mae Pool #AA0644	4.50%	3/01/39	1,155,225	1,227,065
	Fannie Mae Pool #AA3207	4.50%	3/01/39	1,137,254	1,207,977
	Fannie Mae Pool #AA7659	4.50%	6/01/39	1,285,286	1,383,691
	Fannie Mae Pool #AC7199	5.00%	12/01/39	4,493,116	4,870,994

					$20,992,204

Goldman Sachs 3/02/12 to 4/25/12
	Fannie Mae Pool #806754	4.50%	9/01/34	$2,506,441	$2,665,835
	Fannie Mae Pool #AC2109	4.50%	7/01/39	2,050,365	2,177,872
	Fannie Mae Pool #AD1942	4.50%	1/01/40	2,901,894	3,093,238
	Fannie Mae Pool #AD9614	4.50%	8/01/40	2,073,551	2,202,500
	Fannie Mae Pool #663159	5.00%	7/01/32	4,120,375	4,463,396
	Fannie Mae Pool #777621	5.00%	2/01/34	2,606,264	2,820,569
	Fannie Mae Pool #806761	5.50%	9/01/34	2,818,740	3,090,374
	Fannie Mae Pool #844361	5.50%	11/01/35	1,707,408	1,868,745

					$22,382,529

Goldman Sachs 3/15/12 to 5/02/12
	Fannie Mae Pool #AE5432	4.00%	10/01/40	$2,152,945	$2,256,640
	Fannie Mae Pool #AE2023	4.00%	9/01/40	1,603,994	1,681,249
	Fannie Mae Pool #AE5861	4.00%	10/01/40	1,595,637	1,672,489
	Fannie Mae Pool #AE6851	4.00%	10/01/40	1,408,672	1,476,520
	Fannie Mae Pool #AE6850	4.00%	10/01/40	1,256,209	1,316,713

36

NOTES TO FINANCIAL STATEMENTS

Description	Rate	Maturity Date	Par	Value
Fannie Mae Pool #AE7707	4.00%	11/01/40	$1,897,208	$1,988,585
Fannie Mae Pool #AD7256	4.50%	7/01/40	1,230,352	1,327,627
Fannie Mae Pool #AA3142	4.50%	3/01/39	1,894,028	2,026,018
Fannie Mae Pool #MC0154	4.50%	8/01/39	1,680,708	1,791,530
Fannie Mae Pool #MC0171	4.50%	9/01/39	1,118,389	1,192,132
Fannie Mae Pool #AD7239	4.50%	7/01/40	1,518,234	1,638,269
Fannie Mae Pool #AD4458	4.50%	4/01/40	2,340,441	2,485,987
Fannie Mae Pool #AD4940	4.50%	6/01/40	1,154,871	1,246,178
Fannie Mae Pool #AD7272	4.50%	7/01/40	1,345,044	1,451,387
Fannie Mae Pool #AD1470	5.00%	2/01/40	2,577,162	2,790,684
Fannie Mae Pool #727312	5.00%	9/01/33	2,159,436	2,346,109
Fannie Mae Pool #934941	5.00%	8/01/39	1,833,117	1,987,285
Fannie Mae Pool #829005	5.00%	8/01/35	1,589,287	1,717,485
Fannie Mae Pool #AC6307	5.00%	12/01/39	1,473,701	1,597,641
Fannie Mae Pool #AC6304	5.00%	11/01/39	1,421,060	1,540,573
Fannie Mae Pool #AC5329	5.00%	10/01/39	1,301,012	1,410,429
Fannie Mae Pool #AD8960	5.00%	6/01/40	1,422,192	1,548,023
Fannie Mae Pool #257892	5.50%	2/01/38	1,263,653	1,379,504
Fannie Mae Pool #829649	5.50%	3/01/35	1,391,994	1,525,702
Fannie Mae Pool #702478	5.50%	6/01/33	1,154,756	1,267,119
Fannie Mae Pool #952632	6.00%	7/01/37	1,659,729	1,828,036

				$44,489,914

Derivatives

The Fund may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Use of derivative contracts may give rise to losses. To the extent amounts due to the Fund from counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For over-the-counter purchased options, the Fund bears the risk of loss in the amount of the premiums paid and change in value of the options should the counterparty not perform under the contracts. Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative instruments, as described below. For open derivative instruments as of March 31, 2012, see the following section for financial futures contracts.

Financial Futures Contracts

The Fund entered into futures contracts in an effort to manage both the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash

37

NOTES TO FINANCIAL STATEMENTS

payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

The Fund had the following open futures contracts at March 31, 2012:

	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)	Notional Value	Counterparty
Short Position:

90 Day Euro Dollar	25	March, 2013	(60,937)	6,154,688	Barclays Capital
	25	March, 2014	(113,125)	6,081,875	Barclays Capital
	25	June, 2012	(33,750)	6,186,875	Barclays Capital
	25	June, 2013	(69,687)	6,142,500	Barclays Capital
	25	June, 2014	(120,313)	6,066,562	Barclays Capital
	25	September, 2012	(42,812)	6,176,563	Barclays Capital
	25	September, 2013	(77,188)	6,130,313	Barclays Capital
	25	September, 2014	(126,250)	6,051,563	Barclays Capital
	25	December, 2012	(52,813)	6,164,688	Barclays Capital
	25	December, 2013	(105,000)	6,096,250	Barclays Capital
Ten Year
U.S. Treasury Notes	310	June, 2012	447,578	40,587,734	Barclays Capital
Thirty Year
U.S. Treasury Bonds	270	June, 2012	870,000	38,062,500	Barclays Capital

Details of underlying collateral pledged for open futures contracts in addition to the deposit at brokers shown on the Statement of Assets and Liabilities at March 31, 2012 is as follows:

Description	Yield	Maturity Date	Par	Market Value
Federal Home Loan Bank
Discount Note	0.09%	04/09/12	$2,000,000	$1,999,984

Options

The Fund may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. A Fund may also purchase put and call options. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed-upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. The Fund does not have any outstanding options as of March 31, 2012.

38

NOTES TO FINANCIAL STATEMENTS

Swaptions

The Fund may purchase or write swaptions in an attempt to gain additional protection against the effects of interest rate fluctuations. Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option (interest rate risk). In purchasing and writing swaptions, the Fund bears the risk of an unfavorable change in the price of the underlying interest rate swap or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. The Fund executes transactions in over-the-counter swaptions. Transactions in over-the-counter swaptions may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).The Fund does not have any outstanding call swaptions as of March 31, 2012.

The effect of Derivative Instruments on the Statement of Operations during the six months ended March 31, 2012 is as follows:

Derivative Instruments Categorized by Risk Exposure	Net Realized Losses from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Interest Rate Risk	$(2,712,753)	$3,494,849

For the six months ended March 31, 2012, the average volume of derivative activities are as follows:

Futures Short Positions (Contracts)
840

TBA Commitments

The Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

Mortgage Backed Securities

Because the Fund will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Fund invests in certain mortgage backed securities that qualify under the CRA in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Credit Enhancement

Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA).

Fair Value Measurements:

Various inputs are used in determining the fair value of investments which are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

39

NOTES TO FINANCIAL STATEMENTS

•  Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active.

•  Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Investment Company	$6,387,769	$—	$—	$6,387,769
Municipal Bonds	—	16,195,807	—	16,195,807
Corporate Bonds	—	1,237,782	—	1,237,782
U.S. Government Agency Backed Mortgages	—	637,616,210	—	637,616,210
U.S. Government Agency Obligations	—	59,642,411	—	59,642,411
Promissory Notes	—	10,490,250	—	10,490,250

	$6,387,769	$725,182,460	$—	$731,570,229

Other Financial Instruments(*)
Interest Rate Contracts	$1,317,578	$—	$—	$1,317,578

Total Assets	$7,705,347	$725,182,460	$—	$732,887,807

Liabilities:
Other Financial Instruments(*)
Interest Rate Contracts	$(801,875)	$—	$—	$(801,875)

* Other financial instruments are futures contracts which are not reflected in the Schedule of Portfolio Investments and are shown at the unrealized appreciation/(depreciation) on the investment.

During the six months ended March 31, 2012, the Fund recognized no transfers to/from level 1 or 2. The Fund’s policy is to recognize transfers to/from level 1, level 2 and level 3 at the end of the year utilizing fair value at the beginning of the year.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

40

NOTES TO FINANCIAL STATEMENTS

Investment Transactions and Income:

Investment transactions are recorded one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization and accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or adviser fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated to the Fund either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based upon the proportion of relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses, and expiring capital loss carryforward), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates

RBC GAM (US) serves as investment advisor to the Fund. The Advisor has agreed to waive or limit fees through January 31, 2013, to maintain expenses (excluding interest expense, management fees and distribution fees) at 0.20% of the Fund’s average monthly gross assets less liabilities, other than indebtness for borrowing. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by the Advisor, any expenses in excess of the expense limitation and repay the Advisor such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation disclosed in the effective prospectus. During the six months ended March 31, 2012, no reimbursements were made to the Advisor.

Under the terms of the Fund’s management agreement, the Advisor receives from the Fund an annual management fee, paid monthly, of 50 basis points (0.50%) of the Fund’s average daily total assets less liabilities, other than indebtedness for borrowing. For purposes of calculating the management fee, assets purchased with borrowed monies are included in the total that is subject to the management fee. As a result, the Advisor has an incentive to use leverage so as to increase the amount of assets upon which it may charge a fee. As of March 31, 2012, the impact of leverage raised the management fee to approximately 63 basis points (0.63%) of the Fund’s average net assets.

The RBC Funds currently pay the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the adviser, administrator or distributor) an annual retainer of $32,500. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,000 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, and a $1,500 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

41

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution:

The Fund has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%

Plan fees are based on average daily net assets of Class A. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the six months ended March 31, 2012, there were no fees waived by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2012 were as follows:

Purchases(Excl. U.S. Gov’t.)	Sales(Excl. U.S. Gov’t.)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
$ 86,068,948	$61,077,022	$—	$—

6. Capital Share Transactions:

The Trust is authorized to issue 1,000,000,000 shares of beneficial interest (“shares outstanding”) with par value of $.0000001. Transactions in shares of the Fund are summarized below:

	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011
	(Unaudited)
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$10,528,259	$4,360,376
Distributions reinvested	155,639	205,393
Cost of shares redeemed	(2,830,163)	(8,377,225)

Change in Class A	$7,853,735	$(3,811,456)

Class I
Proceeds from shares issued	$35,481,919	$21,722,161
Distributions reinvested	5,154,879	10,344,407
Cost of shares redeemed	(1,886,850)	(27,606,361)

Change in Class I	$38,749,948	$4,460,207

Change in net assets resulting from capital transactions	$46,603,683	$648,751

42

NOTES TO FINANCIAL STATEMENTS

	For the Six Months Ended March 31, 2012	For the Year Ended September 30, 2011
	(Unaudited)
SHARE TRANSACTIONS:
Class A
Issued	1,082,311	450,086
Reinvested	16,019	21,131
Redeemed	(291,451)	(866,187)

Change in Class A	806,879	(394,970)

Class I
Issued	3,653,549	2,238,593
Reinvested	530,981	1,064,932
Redeemed	(194,256)	(2,851,208)

Change in Class I	3,990,274	452,317

Change in shares resulting from capital transactions	4,797,153	57,347

7. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund. As of March 31, 2012, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$ 693,272,499	$40,472,027	$(2,174,297)	$38,297,730

The tax character of distributions were as follows:

	Distributions Paid From
	Ordinary Income	Total Distributions Paid
For the year ended September 30, 2011	$26,023,509	$26,023,509

43

NOTES TO FINANCIAL STATEMENTS

The tax basis of components of accumulated earnings/(losses) and the tax character of distributions paid are determined at fiscal year end, and will be included the the Annual Report dated September 30, 2012.

As of September 30, 2011, the Fund had capital loss carryforwards for federal income tax purposes as follows:

Capital Loss Carryforward	Expires
$ 3,756,334	2012
659,184	2013
27,743	2014
2,484,167	2015
8,197,543	2016
11,587,282	2018
4,011,206	2019

The Regulated Investment Company Modernization Act of 2010 (The “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year beginning after September 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund will be contained within this section of the Fund’s fiscal year ending September 30, 2012 financial statements.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund had deferred post October capital losses of $11,203,794 which were treated as arising on the first business day of the fiscal year ending September 30, 2012.

Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the tax years ended September 30 of the years 2008, 2009, 2010, 2011 and the tax year ended May 31 of 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. Subsequent Events.

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

44

SHARE CLASS INFORMATION (UNAUDITED)

The Access Capital Community Investment Fund offers Class A and Class I shares.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Fund are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

45

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the Access Capital Community Investment Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 through March 31, 2012.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period* 10/1/11-3/31/12	Annualized Expense Ratio During Period 10/1/11-3/31/12
Class A	$ 1,000.00	$1,017.20	$5.17	1.03%
Class I	$ 1,000.00	$1,018.40	$3.96	0.79%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period* 10/1/11-3/31/12	Annualized Expense Ratio During Period 10/1/11-3/31/12
Class A	$ 1,000.00	$1,019.74	$5.17	1.03%
Class I	$ 1,000.00	$1,020.93	$3.97	0.79%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/366 (to reflect one half-year period).

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Access Capital

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the Fund. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of the Fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2012.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management U.S., Inc. serves as investment adviser to the Access Capital Community Investment Fund. The Fund is distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-AC SAR 03-12

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor to the RBC U.S. Long Corporate Fund. RBC GAM (US) employs a team approach to the management of the RBC U.S. Long Corporate Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM (US)’s investment research and other money management resources.

John M. Huber, CFA

Senior Managing Director, Chief Investment Officer — Fixed Income

John Huber oversees RBC GAM (US)’s fixed income research and portfolio management efforts. He is a member of the firm’s Executive Committee. John joined RBC GAM (US) in 2001 from Galliard Capital Management where he was a founding member and principal. Before that, John was a portfolio manager at Norwest Investment Management, where he began his career in the capital markets group in 1990. He earned a BA from the University of Iowa and an MBA in Finance from the University of Minnesota Carlson School of Management. John acts as an advisor to the Carlson Funds Enterprise for the University of Minnesota. He is also a board member of the Minneapolis Downtown YMCA. John is a CFA charterholder and a member of the CFA Society of Minnesota.

John M. Huber, CFA

Susanna Gibbons, CFA

Vice President, Portfolio Manager

Susanna Gibbons leads our fixed income group’s Credit Research Team. Susanna has extensive fixed income industry experience and is currently responsible for researching the banking, energy, and utilities sectors of the credit markets. She also has considerable expertise in portfolio management, with current responsibilities for our core, investment grade, and high yield mandates. Susanna joined RBC GAM (US) in 2007 from Jeffrey Slocum & Associates, where she was the director of fixed income research. She previously held several senior credit and portfolio management positions at The St. Paul Companies. Susanna began her career in the investment industry in 1985 and has also worked for J.P. Morgan Investment Management and MetLife. She earned a BA from Bryn Mawr College and an MBA from the New York University Stern School of Business. Susanna is a CFA charterholder.

Susanna Gibbons, CFA

1

PERFORMANCE SUMMARY

Aggregate Total Returns as of March 31, 2012 (Unaudited)
RBC U.S. Long Corporate Fund
	Since Inception	Expense Ratio*	Gross Expense Ratio*
RBC U.S. Long Corporate Fund (a) - At Net Asset Value	9.52%	0.00%	2.40%

Barclays Long U. S. Corporate Index (b)	10.55%
Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. For performance data current to most recent month-end go to www.rbcgam.us.

The Barclays Long U.S. Corporate Index is an unmanaged index that is composed of U.S. dollar-denominated investment grade,
SEC-registered corporate bonds issued by industrial, utility, and financial companies that have at least 10 years to maturity.

(a) The inception date for the RBC U.S. Long Corporate Fund is May 31, 2011.

(b) You cannot invest directly into the index.

* The Funds’s expenses reflect the most recent period end (September 30, 2011).

The advisor has contractually agreed to waive all expenses for this period.

2

FUND STATISTICS (UNAUDITED)
RBC Long U.S. Corporate Fund
Long-term total return.				Investment Objective
Barclays U.S. Long Corporate Index				Benchmark
				Asset Allocation (as of 3/31/12) (% of fund’s investments) & Top Five Industries (as of 3/31/12) (% of fund’s net assets)

AT&T, Inc.	3.35%	ONEOK Partners LP	2.13%	Top Ten Holdings (as of 3/31/12) (% of fund’s net assets)
Wal-Mart Stores, Inc.	2.50%	GlaxoSmithKline Capital, Inc.	2.11%
Norfolk Southern Corp.	2.32%	Pacific Gas & Electric Co.	2.09%
Florida Power & Light Co.	2.16%	Anheuser-Busch Cos., LLC	2.08%
Estee Lauder Cos., Inc. (The)	2.14%	Boeing Co. (The)	2.06%
*A listing of all portfolio holdings can be found beginning on page 4.
				Growth of $10,000 Initial Investment Since Inception (5/31/11)

The graph reflects an initial investment of $10,000 over the period from May 31, 2011 to March 31, 2012. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC U.S. Long Corporate Fund

March 31, 2012 (Unaudited)

Principal Amount		Value
Corporate Bonds — 96.24%
Banks - Domestic — 4.21%
$ 70,000	Citigroup, Inc., 6.00%, 10/31/33	$ 67,036
25,000	Fifth Third Bancorp, 8.25%, 3/1/38	33,186
70,000	Wachovia Corp., 5.50%, 8/1/35	71,262

		171,484

Banks - Foreign — 1.19%
50,000	Rabobank Nederland NY, 3.88%, 2/8/22	48,354

Consumer Discretionary — 16.75%
65,000	Anheuser-Busch Cos., LLC, 6.80%, 8/20/32	84,565
40,000	CBS Corp., 7.88%, 7/30/30	51,737
70,000	Comcast Corp., 6.40%, 5/15/38	83,471
60,000	Directv Holdings LLC/Directv Financing Co., Inc., 6.35%, 3/15/40	66,380
70,000	Estee Lauder Cos., Inc. (The), 6.00%, 5/15/37	87,004
30,000	McDonald’s Corp., 6.30%, 10/15/37	40,021
70,000	News America, Inc., 6.20%, 12/15/34	77,631
60,000	Time Warner Cable, Inc., 7.30%, 7/1/38	75,660
60,000	Time Warner, Inc., 7.70%, 5/1/32	78,254
30,000	Viacom, Inc., 6.88%, 4/30/36	37,709

		682,432

Consumer Staples — 8.14%
50,000	Archer-Daniels-Midland Co., 7.50%, 3/15/27	66,298
70,000	CVS Caremark Corp., 6.13%, 9/15/39	81,768
65,000	Kraft Foods, Inc., 6.88%, 2/1/38	81,641
80,000	Wal-Mart Stores, Inc., 6.20%, 4/15/38	101,994

		331,701

Energy — 15.61%
70,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	81,032
65,000	Apache Corp., 6.00%, 1/15/37	79,214
30,000	Cameron International Corp., 7.00%, 7/15/38	37,977
50,000	ConocoPhillips Holding Co., 6.95%, 4/15/29	67,173
25,000	Devon Financing Corp. ULC, 7.88%, 9/30/31	34,492
40,000	Enterprise Products Operating LLC, 6.88%, 3/1/33	48,229
30,000	Hess Corp., 5.60%, 2/15/41	32,621
43,000	Kinder Morgan Energy Partners LP, 7.40%, 3/15/31	50,227
70,000	MidAmerican Energy Holdings Co., 6.13%, 4/1/36	83,209
75,000	ONEOK Partners LP, 6.65%, 10/1/36	86,607
30,000	Williams Partners LP, 6.30%, 4/15/40	34,875

		635,656

Finance - Diversified Domestic — 8.30%
30,000	Credit Suisse USA, Inc., 7.13%, 7/15/32	36,147
50,000	General Electric Capital Corp, 5.88%, 1/14/38	54,962
50,000	General Electric Capital Corp., 6.88%, 1/10/39	61,747

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC U.S. Long Corporate Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 50,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	$ 48,854
60,000	HSBC Holdings Plc, 7.63%, 5/17/32	66,982
40,000	JPMorgan Chase & Co., 6.40%, 5/15/38	47,567
20,000	Morgan Stanley, 7.25%, 4/1/32	21,682

		337,941

Health Care — 3.44%
65,000	GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	85,875
40,000	Roche Holdings, Inc., 7.00%, 3/1/39(a)	54,398

		140,273

Industrials — 6.19%
60,000	Boeing Co. (The), 6.88%, 3/15/39	83,747
70,000	Norfolk Southern Corp., 7.05%, 5/1/37	94,421
30,000	United Technologies Corp., 6.13%, 7/15/38	37,505
30,000	Waste Management, Inc., 6.13%, 11/30/39	36,507

		252,180

Insurance — 5.97%
50,000	AXA SA, 8.60%, 12/15/30	55,214
35,000	Hartford Financial Services Group Inc., 6.10%, 10/1/41	33,871
35,000	Massachusetts Mutual Life Insurance Co., 5.38%, 12/1/41(a)	36,228
30,000	New York Life Insurance Co., 6.75%, 11/15/39(a)	37,586
35,000	Prudential Financial, Inc., 5.70%, 12/14/36	37,299
35,000	Travelers Cos., Inc., 6.25%, 6/15/37	43,001

		243,199

Materials — 5.51%
30,000	ArcelorMittal, 7.00%, 10/15/39	28,654
35,000	Dow Chemical Co. (The), 7.38%, 11/1/29	45,209
35,000	Ecolab, Inc., 5.50%, 12/8/41	37,958
25,000	Georgia-Pacific LLC, 7.75%, 11/15/29	31,152
35,000	Rio Tinto Alcan, Inc., 6.13%, 12/15/33	40,981
35,000	Vale Overseas Ltd., 6.88%, 11/21/36	40,594

		224,548

Real Estate — 1.73%
60,000	HCP, Inc. REIT, 6.75%, 2/1/41	70,260

Telecommunication Services — 8.97%
30,000	Alltel Corp., 7.88%, 7/1/32	42,884
115,000	AT&T, Inc., 6.40%, 5/15/38	136,567
65,000	Cisco Systems, Inc., 5.90%, 2/15/39	78,949
35,000	Telefonica Emisiones SAU, 7.05%, 6/20/36	34,405
60,000	Verizon Communications, Inc., 6.40%, 2/15/38	72,679

		365,484

Utilities — 10.23%
30,000	Appalachian Power Co., 7.00%, 4/1/38	39,241

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC U.S. Long Corporate Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$30,000	Consolidated Edison Co. of New York, Inc., 5.50%, 12/1/39	$ 35,393
70,000	Florida Power & Light Co., 5.95%, 2/1/38	87,992
70,000	Pacific Gas & Electric Co., 6.05%, 3/1/34	85,090
42,000	Sempra Energy, 6.00%, 10/15/39	50,434
50,000	South Carolina Electric & Gas Co., 5.50%, 12/15/39	55,798
50,000	Virginia Electric & Power Co., 6.00%, 5/15/37	62,589

		416,537

Total Corporate Bonds (Cost $3,725,223)		3,920,049

Shares
Investment Company — 2.16%
87,803	JPMorgan Prime Money Market Fund	87,803

Total Investment Company (Cost $87,803)		87,803

Total Investments (Cost $3,813,026)(b) — 98.40%		$4,007,852

Other assets in excess of liabilities — 1.60%		65,312

NET ASSETS — 100.00%		$4,073,164

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to financial statements.

6

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2012 (Unaudited)

Assets:
Investments in securities, at value (cost $3,813,026)	$4,007,852
Interest and dividends receivable	59,933
Receivable from the advisor	11,371
Prepaid expenses and other assets	20,355

Total Assets	4,099,511

Liabilities:
Accrued expenses and other payables:
Accounting fees	2,216
Audit fees	22,414
Other	1,717

Total Liabilities	26,347

Net Assets	$4,073,164

Net Assets Consist Of:
Capital	$3,895,728
Accumulated net realized losses from investment transactions	(17,390)
Net unrealized appreciation on investments	194,826

Net Assets	$4,073,164

Shares Outstanding (Unlimited number of shares authorized, no par value):	388,820

Net Asset Value and Redemption Price Per Share:	$10.48

See notes to financial statements.

7

FINANCIAL STATEMENTS

Statement of Operations

For the Six Months Ended March 31, 2012 (Unaudited)

Investment Income:
Interest income	$102,956
Dividend income	34

Total Investment Income	102,990

Expenses:
Accounting services	12,588
Audit fees	19,458
Legal fees	2,166
Custodian fees	107
Insurance fees	4,579
Trustees’ fees and expenses	23
Transfer agent fees	1,282
Printing and shareholder reports	1,910
Other fees and expenses	4,913

Total expenses	47,026

Expenses reduced/waived by:
Advisor	(47,026)

Net Expenses	—

Net Investment Income	102,990

Net realized losses from investment transactions	(17,390)
Net change in unrealized appreciation on investments	90,483

Net realized/unrealized gains from investments	73,093

Change in net assets resulting from operations	$176,083

See notes to financial statements.

8

FINANCIAL STATEMENTS

Statement of Changes in Net Assets

	For the Six Months Ended March 31, 2012	For the Period Ended September 30, 2011(a)
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$102,990	$69,231
Net realized losses from investments	(17,390)	—
Net change in unrealized appreciation on investments	90,483	104,343

Change in net assets resulting from operations	176,083	173,574

Distributions to Shareholders:
From net investment income	(102,990)	(69,231)

Change in net assets resulting from shareholder distributions	(102,990)	(69,231)

Capital Transactions:
Proceeds from shares issued in-kind (Note 5)	—	3,598,672
Proceeds from shares issued	—	144,833
Distributions reinvested	104,128	68,095
Cost of shares redeemed	(10,000)	(10,000)

Change in net assets resulting from capital transactions	94,128	3,801,600

Net increase in net assets	167,221	3,905,943

Net Assets:
Beginning of period	3,905,943	—

End of period	$4,073,164	$3,905,943

Share Transactions:
Issued in-kind	—	359,867
Issued	—	14,331
Reinvested	9,864	6,773
Redeemed	(986)	(1,029)

Change in shares resulting from capital transactions	8,878	379,942

(a)	For the period from May 31, 2011 (commencement of operations) to September 30, 2011.

See notes to financial statements.

9

FINANCIAL HIGHLIGHTS

RBC U.S. Long Corporate Fund

(Selected data for a share outstanding throughout the periods indicated)

	For the Six Months Ended March 31, 2012	For the Period Ended September 30, 2011(a)
	(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.28	$10.00

Net investment income(b)	0.27	0.19
Realized and unrealized gain	0.20	0.28

Total from investment operations	0.47	0.47

Less dividends from net investment income	(0.27)	(0.19)

Net asset value, end of period	$10.48	$10.28

Total Investment Return:	4.59%	4.71%
Based on net asset value per share
Ratios to Average Net Assets:(c)
Ratio of Net Expenses to Average Net Assets	0.00%	0.00%
Ratio of Net Investment Income to Average Net Assets	5.16%	5.52%
Ratio of Expenses to Average Net Assets*	2.36%	2.40%

Net assets, end of period (in thousands)	$4,073	$3,906
Portfolio turnover	12%	0%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	For the period from May 31, 2011 (commencement of operations) to September 30, 2011.
(b)	Per share net investment income has been calculated using the average daily shares method.
(c)	Annualized for those periods that are less than one year.

See notes to financial statements.

10

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)

1. Organization

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management Investment Company. The Trust was organized as a Delaware statutory trust on December 16, 2003. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This semi annual report is for the RBC U.S. Long Corporate Fund (the “Fund”), which offers one share class.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) acts as the investment advisor for the Trust. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”).

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Fund. The policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation:

Bonds and other fixed income securities, including TBA commitments, are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These valuation techniques take into account mutiple factors, including fundamental security analytical data, information from broker-dealers, market spreads and interest rates. Short-term debt obligations, with less than 60 days to maturity at time of purchase, are valued at amortized cost unless Fund Management determines that amortized cost no longer approximates market value. In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or amortized cost does not approximate fair value, the Board has approved pricing and valuation procedures to determine a security’s fair value. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; and trading in similar securities. Investments in open-end investment companies are valued at net asset value.

Financial Instruments:

TBA Commitments

The Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. There were no outstanding TBA commitments for the six months ended March 31, 2012.

Credit Enhancement

Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA). For the six months ended March 31, 2012, there are no obligations with credit enhancement or liquidity features.

11

NOTES TO FINANCIAL STATEMENTS

Fair Value Measurements:

Various inputs are used in determining the fair value of investments which are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

• Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active.

• Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund’s investments as of March 31, 2012 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$3,920,049	$—	$3,920,049
Investment Company	87,803	—	—	87,803

	$87,803	$3,920,049	$—	$4,007,852

During the six months ended March 31, 2012, the Fund recognized no transfers to/from level 1 or 2. The Fund’s policy is to recognize transfers between level 1, level 2 and level 3 at the end of the year utilizing fair value at the beginning of the year.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15,2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Investment Transactions and Income:

Investment transactions are recorded one business day after trade date, except for on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes the amortization and accretion of premium or discount using the effective yield method.

12

NOTES TO FINANCIAL STATEMENTS

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses, and expiring capital loss carryforward), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates

RBC GAM (US) serves as investment advisor to the Fund. The Advisor has contractually agreed to waive fees and/or pay Fund operating expenses in order to limit the “Total Annual Fund Operating Expenses” of the Fund to 0.00% of the Fund’s average daily net assets (excluding interest, taxes, brokerage commissions, or non-routine expenses such as litigation). The expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date. The Fund will not pay the Advisor directly for advisory services.

The Fund is designed to be a component of separately managed accounts for clients of RBC GAM (US), and for other pooled investment strategies managed by RBC GAM (US) and is not available for direct investment by the general public.

The RBC Funds currently pay the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the adviser, administrator or distributor) an annual retainer of $32,500. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,000 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, and a $1,500 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

Expense Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or administrative services fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated to the Fund either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense.

4. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2012 were as follows:

Purchases(Excl. US. Gov’t.)	Sales(Excl. US. Gov’t.)	Purchases of US. Gov’t.	Sales of US. Gov’t.
$ 476,599	$(467,959)	$—	$—

13

NOTES TO FINANCIAL STATEMENTS

5. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in shares of the Fund are summarized below:

	For the Six Months Ended March 31, 2012	For the Period Ended September 30, 2011(a)
	(Unaudited)

CAPITAL TRANSACTIONS:
Proceeds from shares issued in-kind	$—	$3,598,672
Proceeds from shares issued	—	144,833
Distributions reinvested	104,128	68,095
Cost of shares redeemed	(10,000)	(10,000)

Change in net assets resulting from capital transactions	$94,128	$3,801,600

SHARE TRANSACTIONS:
Issued in-kind	—	359,867
Issued	—	14,331
Reinvested	9,864	6,773
Redeemed	(986)	(1,029)

Change in shares resulting from capital transactions	8,878	379,942

(a)	For the period from May 31, 2011 (commencement of operations) to September 30, 2011.

During the period ended September 30, 2011, the Fund had in kind contributions of $3,598,672 which were contributed from RBC GAM (US), the Fund’s advisor.

6. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

As of March 31, 2012, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) was as follows:

Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$3,813,026	$228,418	$(33,592)	$194,826

The tax character of distributions were as follows:

	Distributions Paid From
	Ordinary Income	Total Distributions Paid
For the period ended September 30, 2011	$68,095	$68,095

14

NOTES TO FINANCIAL STATEMENTS

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2012.

As of September 30, 2011, the Fund did not have any capital loss carryforwards for federal income tax purposes.

Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (for the tax year ended September 30 of the year 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. Subsequent Events.

Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC U.S. Long Corporate Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2011 through March 31, 2012.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period* 10/1/11-3/31/12	Annualized Expense Ratio During Period 10/1/11-3/31/12
$ 1,000.00	$1,045.90	$—	0.00%

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value 10/1/11	Ending Account Value 3/31/12	Expenses Paid During Period* 10/1/11-3/31/12	Annualized Expense Ratio During Period 10/1/11-3/31/12
$ 1,000.00	$1,024.86	$—	0.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/366 (to reflect one half-year period).

16

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20

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the Fund. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of the Fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2012.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management U.S., Inc. serves as investment adviser to the RBC Funds. The Fund is distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest

Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-LC SAR 03-12

	RBC Funds
About Your Semi Annual Report	This semi annual report includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Funds’ prospectus for further detail as to your Funds’ investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings will be filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

Table of
Contents
	Portfolio Managers	1
	Performance Summary	3
	Fund Statistics
	- RBC BlueBay Emerging Market Select Bond Fund	5
	- RBC BlueBay Emerging Market Corporate Bond Fund	6
	- RBC BlueBay Global High Yield Bond Fund	7
	- RBC BlueBay Global Convertible Bond Fund	8
	Schedule of Portfolio Investments	9
	Financial Statements
	- Statements of Assets and Liabilities	30
	- Statements of Operations	31
	- Statements of Changes in Net Assets	32
	Financial Highlights	33
	Notes to Financial Statements	37
	Share Class Information	49
	Supplemental Information	50
	Approval of Investment Advisory and Sub-Advisory Agreements	51

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) serves as the investment advisor and BlueBay Asset Management Ltd. (“BlueBay”) serves as the investment sub-advisor to the RBC BlueBay Funds and is responsible for the overall management of the Funds’ portfolios. The individuals primarily responsible for the day-to-day management of the Funds’ portfolios are set forth below.
David Dowsett
Senior Portfolio Manager
David Dowsett is responsible for portfolio management of the RBC BlueBay Emerging Market Select Bond Fund. David joined BlueBay in April 2002. Previously he spent seven years at Deutsche Asset Management (formerly Morgan Grenfell Asset Management) where he was a Board Director with responsibility for emerging markets and a member of the Investment Policy Committee for all fixed income. David has a BA (Hons) degree in Politics and Economics from Durham University.
Nick Shearn Portfolio Manager
Nick Shearn is responsible for portfolio management of the RBC BlueBay Emerging Market Select Bond Fund. Nick joined BlueBay in June 2011 from The Royal Bank of Scotland, where he was Head of Local Markets Rates Trading for the CEEMEA region. Prior to this he spent ten years at Deutsche Bank in Johannesburg (1998-2002) and London (2002-2008) trading local markets products. Before trading emerging markets products, Nick focused on the Eurobond markets and was Head of Liquid Credit Trading at JP Morgan before joining DKB International as Head of Trading in 1995. He has a BSc Econ (Hons) from Queen Mary College, London University.
Polina Kurdyavko Senior Portfolio Manager
Polina Kurdyavko is head of the Emerging Market Corporate Debt team at BlueBay and is responsible for portfolio management of the RBC BlueBay Emerging Market Corporate Bond Fund. Polina joined BlueBay in July 2005 from UBS where she worked as a Credit Analyst in EMEA corporate research. Her role involved secondary coverage of CEEMEA issuers and research support for primary issuance of select corporates. Prior to this, Polina was with Alliance Capital where she started as an emerging markets equity analyst and then moved on to pioneer emerging markets quantitative research at Alliance. Polina holds an MSc (Hons) in Finance from the People’s Friendship University of Russia, Moscow and is a CFA charterholder.
Adam Borneleit Portfolio Manager

Adam Borneleit is responsible for portfolio management of the RBC BlueBay Emerging Market Corporate Bond Fund. Adam joined BlueBay in June 2008 from Pacific Investment Management Company (PIMCO) where he worked since 2000. He was part of the Emerging Markets Portfolio Management team with a focus on corporate bonds. Prior to that, he was a Credit Analyst in SunAmerica’s high-yield bond group, a manager at PriceWaterhouse Moscow’s corporate finance group in Russia, and an Analyst in Prudential’s private-placement group. Adam holds bachelor’s degrees in both economics and French from the University of Pennsylvania’s Wharton School and College of Arts and Sciences, and an MBA from Stanford University’s Graduate School of Business.

1

PORTFOLIO MANAGERS

Anthony Robertson
Head of Global Leveraged Finance Group Senior Portfolio Manager
Anthony Robertson is responsible for portfolio management of the RBC BlueBay Global High Yield Bond Fund. Anthony joined BlueBay in August 2004 from Putnam Investments (formerly New Flag Asset Management) where he was a Senior Portfolio Manager responsible for European high yield portfolios. Prior to Putnam, Anthony held similar roles at Standard Asset Management, London & Capital Asset Management, and the West Merchant Bank (West LB). Anthony received his Bachelor of Commerce (Honours) from the University of Natal.
Peter Higgins
Head of Leveraged Loans Senior Portfolio Manager
Peter Higgins is responsible for portfolio management of the RBC BlueBay Global High Yield Bond Fund. Peter joined BlueBay in January 2008 as a Portfolio Manager with the High Yield team. Previously, he was Director of proprietary trading at Deutsche Bank within the Principal Strategies Group. Peter also spent four years at Goldman Sachs where he was a Desk Analyst in high yield trading. Prior to this, he was at Credit Suisse in high yield capital markets after beginning his career as an investment banker with Prudential Securities. Peter holds a BA from Columbia University.
Michael Reed
Senior Portfolio Manager
Michael Reed is responsible for portfolio management of the RBC BlueBay Global Convertible Bond Fund. Michael joined BlueBay in October 2007 from Pendragon, where, as a Partner, he ran the company’s convertible arbitrage strategies. Prior to that, he was a Managing Director of Salomon Brothers, responsible for international convertible bond trading between 1994 and 2002. Michael joined the Japanese Warrant Arbitrage desk at Salomon in 1989 and spent two years trading Japanese Warrant Arbitrage in Tokyo. Michael holds a Bachelor of Engineering from Southampton University.
Alessandro Esposito Portfolio Manager

Alessandro Esposito is responsible for portfolio management of the RBC BlueBay Global Convertible Bond Fund. Alessandro joined BlueBay in December 2007 as a portfolio manager on the convertible arbitrage team. He began his career in 1998 at JP Morgan before moving to Intesa in 2000. He began trading hybrids and equity derivatives at Morgan Stanley in 2003 and ran the convertible arbitrage strategy at Peloton Partners since 2006. He has an MSc in Mathematical Trading and Finance and is a CFA charterholder.

2

PERFORMANCE SUMMARY

Aggregate Total Returns as of March 31, 2012 (Unaudited)

		Net	Gross
	Since	Expense	Expense
	Inception(a)	Ratio(1)(2)(3)(4)	Ratio(1)(2)(3)(4)

RBC BlueBay Emerging Market Select Bond Fund
Class I
- At Net Asset Value	5.84%	1.00%	2.41%
50% JPMorgan EMBI Global Diversified/50% JPMorgan
GBI-EM Broad Diversified Index(b)	6.09%

RBC BlueBay Emerging Market Corporate Bond Fund
Class I
- At Net Asset Value	6.33%	1.15%	3.71%
JPMorgan CEMBI Diversified Index(b)	6.74%

RBC BlueBay Global High Yield Bond Fund
Class I

- At Net Asset Value	6.46%	0.95%	2.69%
BofA Merrill Lynch Global High Yield
Constrained Index(b)	9.54%

RBC BlueBay Global Convertible Bond Fund
Class I

- At Net Asset Value	7.59%	1.01%(c)	3.37%
UBS Global Focus Convertible Index(b)	6.04%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(1) The Funds’ expenses reflect actual expenses from November 30, 2011 to March 31,2012.

(2) The Adviser has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Fund to the levels listed under net expense ratio until January 31, 2013.

(3)	For the period from November 30, 2011 (commencement of operations) to March 31, 2012.

(4)	Annualized.

(a)	The inception date (commencement of operations) of the Fund is November 30, 2011.

(b)	Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(c)	The ratio for this period excluding interest expense was 1.00%.

JPMorgan Emerging Markets Bond Index (“EMBI”) Global tracks total returns for US Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

3

PERFORMANCE SUMMARY

JPMorgan Government Bond Index - Emerging Markets (“GBI-EM”) Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure.

The J.P. Morgan Corporate Emerging Markets Bond Index (“CEMBI”) Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI.

The BofA Merrill Lynch Global High Yield Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating.

The UBS Global Focus Convertible Index measures the size and performance of the most liquid convertible issues.

4

FUND STATISTICS (UNAUDITED)

RBC BlueBay Emerging Market Select Bond Fund
Current income and capital appreciation.				Investment Objective
50% JPMorgan EMBI Global Diversified/50% JPMorgan GBI-EM Broad Diversified Index				Benchmark
				Asset Allocation (as of 3/31/12) (% of fund’s investments) & Top Five Industries (as of 3/31/12) (% of fund’s net assets)

Wakala Global Sukuk Bhd, 4.65%, 7/6/21	5.31%	South Africa Government Bond, 13.50%, 9/15/15	2.31%

Poland Government Bond, 5.75%, 10/25/21	3.10%	Chile Government International Bond, 3.25%, 9/14/21	2.19%

Panama Government International Bond, 6.70%, 1/26/36	2.94%	Turkey Government International Bond, 6.25%, 9/26/22	2.14%

Colombia Government International Bond, 6.13%, 1/18/41	2.60%	Russian Foreign Bond - Eurobond, 7.50%, 3/31/30	2.11%

Mexico Government International Bond, 5.13%, 1/15/20	2.49%	Brazilian Government International Bond, 5.63%, 1/7/41	1.95%

*A listing of all portfolio holdings can be found beginning on page 9.
				Growth of $10,000 Initial Investment Since Inception(11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to March 31, 2012 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

5

	FUND STATISTICS (UNAUDITED)
	RBC BlueBay Emerging Market Corporate Bond Fund
Investment Objective	Current income and capital appreciation.
Benchmark	JPMorgan CEMBI Diversified Index
Asset Allocation (as of 3/31/12) (% of fund’s investments) & Top Five Industries (as of 3/31/12) (% of fund’s net assets)
Top Ten Holdings	Empresa de Energia de Bogota SA, 6.13%, 11/10/21	3.31%	QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/18	2.10%
(as of 3/31/12)	Indosat Palapa Co. BV, 7.38%, 7/29/20	2.74%	Petroleos de Venezuela SA, 4.90%, 10/28/14	2.09%
(% of fund’s net assets)	Sable International Finance Ltd., 8.75%, 2/1/20	2.65%	Myriad International Holding BV, 6.38%, 7/28/17	2.05%
	Cencosud SA, 5.50%, 1/20/21	2.47%	Petroleos Mexicanos, 7.65%, 11/24/21	2.01%
	NET Servicos de Comunicacao SA, 7.50%, 1/27/20	2.18%	E.CL SA, 5.63%, 1/15/21	2.01%
	*A listing of all portfolio holdings can be found beginning on page 17.
Growth of $10,000 Initial Investment Since Inception (11/30/11)
	The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to March 31, 2012 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

6

FUND STATISTICS (UNAUDITED)

RBC BlueBay Global High Yield Bond Fund
Current income and capital appreciation.				Investment Objective
BofA Merrill Lynch Global High Yield Constrained Index				Benchmark
				Asset Allocation (as of 3/31/12) (% of fund’s investments) & Top Five Industries (as of 3/31/12) (% of fund’s net assets)

Priory Group No. 3 Plc, 7.00%, 2/15/18	3.24%	WMG Acquisition Corp., 9.50%, 6/15/16	2.54%	Top Ten Holdings (as of 3/31/12) (% of fund’s net assets)
Tenet Healthcare Corp., 8.00%, 8/1/20	3.14%	National Mentor Holdings, Inc., 12.50%, 2/15/18	2.51%
Ontex IV SA, 7.50%, 4/15/18	2.62%	MU Finance Plc, 8.75%, 2/1/17	2.39%
Wind Acquisition Finance SA, 7.38%, 2/15/18	2.61%	Columbus International, Inc., 11.50%, 11/20/14	2.34%
CEVA Group Plc, 8.38%, 12/1/17	2.56%	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/1/17	2.32%
*A listing of all portfolio holdings can be found beginning on page 22.
				Growth of $10,000 Initial Investment Since Inception(11/30/11)

The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to March 31, 2012 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

7

	FUND STATISTICS (UNAUDITED)
	RBC BlueBay Global Convertible Bond Fund
Investment Objective	Current income and capital appreciation.
Benchmark	UBS Global Focus Convertible Index
Asset Allocation (as of 3/31/12) (% of fund’s investments) & Top Five Industries (as of 3/31/12) (% of fund’s net assets)
Top Ten Holdings (as of 3/31/12) (% of fund’s net assets)	Intel Corp., 3.25%, 8/1/39	3.43%	NetApp, Inc., 1.75%, 6/1/13	3.09%
	Western Areas NL, 6.40%, 7/2/15	3.37%	AU Optronics Corp., 10.19%, 10/13/15	3.07%
	International Power Finance Jersey II Ltd., 3.25%, 7/20/13	3.23%	Seadrill Ltd., 3.38%, 10/27/17 Gilead Sciences, Inc., 1.00%, 5/1/14 Liberty Interactive LLC, 3.13%, 3/30/23	3.05% 2.98% 2.94%
	Aabar Investments PJSC, 4.00%, 5/27/16	3.14%
	VeriSign, Inc., 3.25%, 8/15/37	3.11%
	*A listing of all portfolio holdings can be found beginning on page 26.
Growth of $10,000 Initial Investment Since Inception (11/30/11)
	The graph reflects an initial investment of $10,000 over the period from November 30, 2011 to March 31, 2012 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund

March 31, 2012 (Unaudited)

Principal Amount		Value
Corporate Bonds — 4.19%
Cayman Islands — 1.73%
$ 280,000	Petrobras International Finance Co., 3.50%, 2/6/17	$286,991
500,000	Petrobras International Finance Co., 6.75%, 1/27/41	579,883

		866,874

Netherlands — 0.64%
330,000	VimpelCom Holdings BV, 7.50%, 3/1/22	320,100
United States — 0.45%
250,000	Reliance Holdings USA, Inc., 6.25%, 10/19/40	228,020
Venezuela — 1.37%
775,000	Petroleos de Venezuela SA, 8.50%, 11/2/17	688,975

Total Corporate Bonds		2,103,969

(Cost $2,039,582)
Foreign Government Bonds — 63.18%
Argentina — 0.91%
1,278,000	Argentine Republic Government International Bond, 2.50%, 12/31/38(a)	456,885
Brazil — 1.95%
850,000	Brazilian Government International Bond, 5.63%, 1/7/41	979,625
Chile — 2.19%
1,080,000	Chile Government International Bond, 3.25%, 9/14/21	1,096,200
Columbia — 3.16%
1,060,000	Colombia Government International Bond, 6.13%, 1/18/41	1,303,800
128,000,000(b)	Colombia Government International Bond, 7.75%, 4/14/21	85,357
277,000,000(b)	Colombia Government International Bond, 12.00%, 10/22/15	194,345

		1,583,502

Dominican Republic — 0.88%
430,000	Dominican Republic International Bond, 7.50%, 5/6/21	442,900
Hungary — 2.76%
6,050,000(b)	Hungary Government Bond, 6.50%, 6/24/19	23,820
109,280,000(b)	Hungary Government Bond, 6.75%, 8/22/14	479,842
12,980,000(b)	Hungary Government Bond, 6.75%, 11/24/17	53,206
3,020,000(b)	Hungary Government Bond, 7.00%, 6/24/22	11,848
6,050,000(b)	Hungary Government Bond, 7.50%, 11/12/20	24,828
225,000(c)	Hungary Government International Bond, 4.38%, 7/4/17	250,150
119,000(c)	Hungary Government International Bond, 5.75%, 6/11/18	137,226
440,000	Hungary Government International Bond, 6.38%, 3/29/21	402,600

		1,383,520

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
Indonesia — 0.79%
$ 1,161,000,000(b)	Indonesia Treasury Bond, 9.50%, 7/15/31(d)	$162,381
793,000,000(b)	Indonesia Treasury Bond, 11.50%, 9/15/19(d)	115,822
725,000,000(b)	Indonesia Treasury Bond, 12.80%, 6/15/21(d)	117,216

		395,419

Israel — 0.39%
200,000	Israel Government International Bond, 4.00%, 6/30/22	197,793
Lithuania — 0.44%
200,000	Lithuania Government International Bond, 6.63%, 2/1/22	221,500
Malaysia — 8.16%
260,000(b)	Malaysia Government Bond, 3.58%, 9/28/18	84,975
2,265,000(b)	Malaysia Government Bond, 4.26%, 9/15/16	767,164
1,712,000(b)	Malaysia Government Bond, 5.09%, 4/30/14	580,796
2,460,000	Wakala Global Sukuk Bhd, 4.65%, 7/6/21	2,661,275

		4,094,210

Mexico — 10.09%
11,700,000(b)	Mexican Bonos, 6.25%, 6/16/16	948,488
3,230,000(b)	Mexican Bonos, 6.50%, 6/10/21	257,503
1,060,000(b)	Mexican Bonos, 6.50%, 6/9/22	84,012
450,000(b)	Mexican Bonos, 7.50%, 6/3/27	37,236
7,990,000(b)	Mexican Bonos, 9.50%, 12/18/14	696,406
360,000(b)	Mexican Bonos, 10.00%, 11/20/36	36,060
450,000	Mexico Government International Bond, 3.63%, 3/15/22	460,125
500,000	Mexico Government International Bond, 4.75%, 3/8/44	490,000
1,090,000	Mexico Government International Bond, 5.13%, 1/15/20	1,250,775
780,000	Mexico Government International Bond, 5.75%, 10/12/10	801,450

		5,062,055

Panama — 2.94%
1,121,000	Panama Government International Bond, 6.70%, 1/26/36	1,474,115
Peru — 0.18%
213,000(b)	Peruvian Government International Bond, 7.84%, 8/12/20	92,556
Poland — 5.56%
540,000(b)	Poland Government Bond, 4.75%, 10/25/16	172,441
1,614,000(b)	Poland Government Bond, 5.00%, 4/25/16	521,740
240,000(b)	Poland Government Bond, 5.25%, 10/25/20	76,301
70,000(b)	Poland Government Bond, 5.50%, 10/25/19	22,806
4,746,000(b)	Poland Government Bond, 5.75%, 10/25/21	1,554,188
140,000(b)	Poland Government Bond, 5.75%, 9/23/22	45,824
290,000(c)	Poland Government International Bond, 4.20%, 4/15/20	397,257

		2,790,557

Russia — 4.02%
10,780,000(b)	Russian Federal Bond - OFZ, 7.35%, 1/20/16(d)	370,346

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 600,000	Russian Foreign Bond - Eurobond, 5.63%, 4/4/42(e)	$585,318
885,100	Russian Foreign Bond - Eurobond, 7.50%, 3/31/30(a)	1,058,801

		2,014,465

South Africa — 5.05%
390,000(b)	South Africa Government Bond, 6.25%, 3/31/36	37,576
5,985,000(b)	South Africa Government Bond, 7.25%, 1/15/20	755,947
3,760,000(b)	South Africa Government Bond, 10.50%, 12/21/26	577,994
7,372,429(b)	South Africa Government Bond, 13.50%, 9/15/15	1,159,156

		2,530,673

South Korea — 0.74%
300,000	Republic of Korea, 7.13%, 4/16/19	371,115
Sri Lanka — 0.56%
280,000	Sri Lanka Government International Bond, 6.25%, 7/27/21	278,676
Thailand — 3.14%
4,500,000(b)	Thailand Government Bond, 1.20%, 7/14/21(f)	149,856
22,000,000(b)	Thailand Government Bond, 3.13%, 12/11/15	701,530
760,000(b)	Thailand Government Bond, 4.25%, 3/13/13	24,886
20,760,000(b)	Thailand Government Bond, 5.25%, 5/12/14	697,223

		1,573,495

Turkey — 6.74%
700,000(b)	Turkey Government Bond, 9.00%, 3/8/17	387,842
1,260,000(b)	Turkey Government Bond, 9.50%, 1/12/22	705,891
315,000(b)	Turkey Government Bond, 10.15%, 2/20/13(g)	162,701
700,000(b)	Turkey Government Bond, 10.33%, 5/15/13(g)	354,579
100,000(b)	Turkey Government Bond, 10.50%, 1/15/20	59,558
340,000(b)	Turkey Government Bond, 11.01%, 7/17/13(g)	169,599
300,000	Turkey Government International Bond, 5.13%, 3/25/22	297,750
1,000,000	Turkey Government International Bond, 6.25%, 9/26/22	1,075,000
150,000	Turkey Government International Bond, 7.25%, 3/15/15	166,500

		3,379,420

Ukraine — 0.70%
410,000	Ukraine Government International Bond, 7.75%, 9/23/20	350,550
Uruguay — 0.36%
3,190,000(b)	Uruguay Government International Bond, 4.38%, 12/15/28(f)	182,985
Venezuela — 1.47%
700,000	Venezuela Government International Bond, 12.75%, 8/23/22	735,000

Total Foreign Government Bonds		31,687,216

(Cost $31,396,684)

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2012 (Unaudited)

Contracts		Value
Put Options Purchased — 0.01%
150	EUR Currency, Strike Price MXN 17.58, Expires 4/04/12	$5,792
180	EUR Currency, Strike Price ZAR 9.928, Expires 5/01/12	689

Total Put Options Purchased		6,481

(Cost $5,242)

Total Investments		$33,797,666
(Cost 33,441,508)(h) — 67.38%

Other assets in excess of liabilities — 32.62%		16,360,050

NET ASSETS — 100.00%		$50,157,716

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)	Principal amount denoted in Euros.
(d)	Security is a fully principal/notional funded Total Return swap with Morgan Stanley Capital Services, Inc. where upon maturity of this bond the Fund will receive the fully funded obligation principal amount from the broker.
(e)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(f)	Inflation protected security. Principal amount reflects original security face amount.
(g)	Zero coupon bond. The rate represents the yield at time of purchase.
(h)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Options written as of March 31, 2012:

Contracts	Call Options	Value
(150)	EUR Currency, Strike Price MXN 19.00, Expires 4/04/12	$—
(180)	EUR Currency, Strike Price ZAR 10.872, Expires 5/01/12	(154)

Total (Premiums received $(5,243))		$(154)

Foreign currency exchange contracts as of March 31, 2012:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
BRL	2,515,575	USD	1,459,955	Goldman Sachs Bank USA	04/03/12	$(83,159)
BRL	1,213,450	USD	700,000	Deutsche Bank AG	04/03/12	(35,869)
BRL	341,240	USD	190,000	HSBC Securities, Inc.	04/03/12	(3,236)
BRL	742,920	USD	410,000	BNP Paribas SA	04/03/12	(3,394)
BRL	1,513,720	USD	825,951	HSBC Securities, Inc.	05/03/12	(3,053)
BRL	1,513,720	USD	825,545	RBS Securities, Inc.	05/03/12	(2,648)
BRL	1,513,720	USD	825,523	Goldman Sachs Bank USA	05/03/12	(2,625)
CLP	166,517,500	USD	341,715	Goldman Sachs Bank USA	04/25/12	(2,030)
CNY	2,834,100	USD	448,185	HSBC Securities, Inc.	04/25/12	976
CNY	5,539,362	USD	880,424	HSBC Securities, Inc.	05/25/12	(3,635)
COP	176,300,000	USD	100,000	HSBC Securities, Inc.	04/25/12	(1,808)

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
COP	928,542,867	USD	525,491	Morgan Stanley Capital Services, Inc.	04/25/12	$(8,332)
COP	928,542,867	USD	524,897	Goldman Sachs Bank USA	04/25/12	(7,737)
CZK	53,299	USD	2,883	RBS Securities, Inc.	04/25/12	(16)
CZK	1,510,276	USD	80,225	HSBC Securities, Inc.	04/25/12	1,026
EUR	75,000	USD	98,549	RBS Securities, Inc.	04/10/12	1,483
EUR	200,000	USD	266,180	Merrill Lynch & Co., Inc.	04/25/12	591
EUR	200,000	USD	266,169	Merrill Lynch & Co., Inc.	04/25/12	602
EUR	200,000	USD	265,930	JPMorgan Chase Bank, N.A.	04/25/12	841
EUR	200,000	USD	265,137	JPMorgan Chase Bank, N.A.	04/25/12	1,634
EUR	200,000	USD	264,092	JPMorgan Chase Bank, N.A.	04/25/12	2,679
EUR	200,000	USD	264,012	Merrill Lynch & Co., Inc.	04/25/12	2,759
EUR	2,149	USD	2,835	HSBC Securities, Inc.	04/25/12	31
EUR	400,000	USD	527,356	JPMorgan Chase Bank, N.A.	04/25/12	6,185
EUR	200,000	USD	262,832	Merrill Lynch & Co., Inc.	04/25/12	3,939
HUF	41,714,713	USD	189,371	RBS Securities, Inc.	04/25/12	(1,118)
INR	75,514,900	USD	1,486,806	HSBC Securities, Inc.	04/25/12	(8,342)
INR	10,263,500	USD	200,000	Deutsche Bank AG	04/25/12	943
INR	10,274,800	USD	200,000	RBS Securities, Inc.	04/25/12	1,165
IDR	8,158,355,890	USD	885,430	HSBC Securities, Inc.	04/25/12	4,490
JPY	33,327,520	USD	398,817	Deutsche Bank AG	04/25/12	3,933
JPY	16,800,700	USD	200,000	Merrill Lynch & Co., Inc.	04/25/12	3,030
MYR	309,200	USD	100,000	HSBC Securities, Inc.	04/25/12	863
MXN	2,544,400	USD	200,000	Morgan Stanley Capital Services, Inc.	04/25/12	(1,623)
MXN	4,744,537	USD	372,822	Deutsche Bank AG	04/25/12	(2,909)
MXN	1,909,725	USD	150,000	HSBC Securities, Inc.	04/25/12	(1,106)
PLN	1,283,645	USD	411,016	RBS Securities, Inc.	04/25/12	709
PLN	1,283,645	USD	410,451	Deutsche Bank AG	04/25/12	1,274
PLN	1,283,645	USD	410,209	HSBC Securities, Inc.	04/25/12	1,516
PLN	788,275	USD	250,000	HSBC Securities, Inc.	04/25/12	2,837
RUB	15,806,340	USD	538,895	RBS Securities, Inc.	04/25/12	(1,925)
ZAR	529,544	USD	69,444	RBS Securities, Inc.	04/25/12	(673)
ZAR	1,222,143	USD	160,191	HSBC Securities, Inc.	04/25/12	(1,474)
ZAR	766,570	USD	100,000	BNP Paribas SA	04/25/12	(448)
ZAR	774,325	USD	100,000	HSBC Securities, Inc.	04/25/12	560
ZAR	1,941,175	USD	250,000	HSBC Securities, Inc.	04/25/12	2,095
ZAR	496,147	USD	63,860	HSBC Securities, Inc.	04/25/12	573
ZAR	1,554,260	USD	200,000	BNP Paribas SA	04/25/12	1,848
ZAR	242,023	USD	31,111	HSBC Securities, Inc.	04/25/12	319
KRW	375,841,900	USD	332,515	HSBC Securities, Inc.	04/25/12	(911)
KRW	226,740,000	USD	200,000	Deutsche Bank AG	04/25/12	52
TRY	183,770	USD	100,000	HSBC Securities, Inc.	04/25/12	2,492
USD	150,000	BRL	272,025	HSBC Securities, Inc.	04/03/12	1,118
USD	831,258	BRL	1,513,720	HSBC Securities, Inc.	04/03/12	2,786
USD	830,801	BRL	1,513,720	Goldman Sachs Bank USA	04/03/12	2,330
USD	830,801	BRL	1,513,720	RBS Securities, Inc.	04/03/12	2,330
USD	410,000	BRL	752,965	BNP Paribas SA	05/03/12	669
USD	100,000	CLP	49,105,000	Goldman Sachs Bank USA	04/25/12	(171)

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	100,000	CLP	49,180,000	Goldman Sachs Bank USA	04/25/12	$(324)
USD	100,000	CLP	49,190,000	Morgan Stanley Capital Services, Inc.	04/25/12	(344)
USD	81,719	CZK	1,510,276	HSBC Securities, Inc.	04/25/12	468
USD	2,835	CZK	53,299	HSBC Securities, Inc.	04/25/12	(33)
USD	280,595	EUR	211,000	Credit Suisse International	04/12/12	(833)
USD	279,695	EUR	210,000	Merrill Lynch & Co., Inc.	04/12/12	(399)
USD	247,083	EUR	188,000	Merrill Lynch & Co., Inc.	04/12/12	(3,668)
USD	547,580	EUR	410,000	Deutsche Bank AG	04/25/12	700
USD	267,092	EUR	200,000	JPMorgan Chase Bank, N.A.	04/25/12	321
USD	279,827	EUR	210,000	JPMorgan Chase Bank, N.A.	04/25/12	(282)
USD	265,461	EUR	200,000	Goldman Sachs Bank USA	04/25/12	(1,310)
USD	265,324	EUR	200,000	Nomura Securities International, Inc.	04/25/12	(1,447)
USD	529,608	EUR	400,000	Merrill Lynch & Co., Inc.	04/25/12	(3,933)
USD	2,883	EUR	2,180	RBS Securities, Inc.	04/25/12	(24)
USD	80,000	HUF	17,630,400	Merrill Lynch & Co., Inc.	04/25/12	436
USD	100,000	HUF	22,079,500	Deutsche Bank AG	04/25/12	358
USD	100,000	HUF	22,210,800	JPMorgan Chase Bank, N.A.	04/25/12	(234)
USD	100,000	HUF	22,277,000	HSBC Securities, Inc.	04/25/12	(533)
USD	100,000	HUF	22,371,500	Goldman Sachs Bank USA	04/25/12	(960)
USD	410,000	JPY	33,774,488	UBS AG	04/25/12	1,849
USD	201,321	JPY	16,731,340	JPMorgan Chase Bank, N.A.	04/25/12	(871)
USD	200,000	JPY	16,689,600	JPMorgan Chase Bank, N.A.	04/25/12	(1,687)
USD	200,000	JPY	16,707,280	HSBC Securities, Inc.	04/25/12	(1,901)
USD	37,725	MYR	116,452	HSBC Securities, Inc.	04/25/12	(263)
USD	98,549	MXN	1,245,562	RBS Securities, Inc.	04/10/12	1,296
USD	200,000	MXN	2,539,900	RBS Securities, Inc.	04/25/12	1,974
USD	100,000	MXN	1,274,600	HSBC Securities, Inc.	04/25/12	624
USD	100,000	MXN	1,274,800	Merrill Lynch & Co., Inc.	04/25/12	609
USD	200,000	MXN	2,558,100	Morgan Stanley Capital Services, Inc.	04/25/12	555
USD	133,708	PLN	416,460	Merrill Lynch & Co., Inc.	04/25/12	130
USD	200,000	PLN	629,440	Deutsche Bank AG	04/25/12	(1,891)
USD	200,527	PLN	633,528	JPMorgan Chase Bank, N.A.	04/25/12	(2,675)
USD	200,000	RUB	5,924,280	HSBC Securities, Inc.	04/25/12	(1,259)
USD	100,000	ZAR	765,840	HSBC Securities, Inc.	04/25/12	542
USD	100,000	ZAR	767,980	HSBC Securities, Inc.	04/25/12	264
USD	200,000	ZAR	1,555,000	BNP Paribas SA	04/25/12	(1,944)
USD	100,000	KRW	113,170,000	Deutsche Bank AG	04/25/12	150
USD	100,000	KRW	113,186,000	HSBC Securities, Inc.	04/25/12	136
USD	80,000	THB	2,463,360	Goldman Sachs Bank USA	04/25/12	191
USD	379,830	THB	11,701,604	Goldman Sachs Bank USA	04/25/12	717
USD	379,768	THB	11,701,604	HSBC Securities, Inc.	04/25/12	656
USD	379,737	THB	11,701,604	RBS Securities, Inc.	04/25/12	625
USD	200,000	TRY	359,998	HSBC Securities, Inc.	04/25/12	(778)
USD	159,659	TRY	291,295	HSBC Securities, Inc.	04/25/12	(2,801)
USD	159,605	TRY	291,295	Deutsche Bank AG	04/25/12	(2,856)
USD	100,000	TRY	182,590	HSBC Securities, Inc.	04/25/12	(1,834)
USD	159,484	TRY	291,295	HSBC Securities, Inc.	04/25/12	(2,976)

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2012 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	159,404	TRY	291,295	RBS Securities, Inc.	04/25/12	$(3,057)
USD	64,060	ZAR	496,147	HSBC Securities, Inc.	04/03/12	(580)
USD	31,209	ZAR	242,023	HSBC Securities, Inc.	04/03/12	(323)

Total						$(146,983)

Interest rate swaps as of March 31, 2012:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
9.80%	BRL-CDI	Morgan Stanley Capital Services, Inc.	01/02/14	BRL 3,500	$2,773
5.07%	CLP-ICP-CAMARA	Morgan Stanley Capital Services, Inc.	03/05/14	CLP 194,640	(6,058)
7.71%	INR-MIBOR-OIS-COMPOUND	JPMorgan Chase Bank, N.A.	03/30/14	INR 390,000	8,572

Total					$5,287

Abbreviations used are defined below:

BRL - Brazilian Real

BRL-CDI - Brazil Cetip Interbank Deposit Rate

CLP - Chilean Peso

CLP-ICP-CAMARA - Indice Camara Promedia Rate for Chilean Pesos

CNY - Chinese Yuan

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

INR-MIBOR-OIS-COMPOUND - Mumbai Interbank Offered Rate - Overnight Index Swap

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PLN - Polish Zloty

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Select Bond Fund (cont.)

March 31, 2012 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	63.18%
Energy	3.55%
Telecommunication Services	0.64%
Other*	32.63%

100.00%

*	Includes cash, options, futures, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund

March 31, 2012 (Unaudited)

Principal Amount		Value
Corporate Bonds — 90.50%
Austria — 1.26%
$200,000	OGX Austria GmbH, 8.38%, 4/1/22	$202,580
Bermuda — 1.22%
200,000	China Resources Gas Group Ltd., 4.50%, 4/5/22	195,660
Brazil — 9.00%
200,000	Banco Santander Brasil SABrazil, 4.63%, 2/13/17	201,250
200,000	Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	218,900
150,000	Cosan Overseas Ltd., 8.25%, 11/29/49	156,675
300,000	NET Servicos de Comunicacao SA, 7.50%, 1/27/20	349,950
200,000	OGX Austria GmbH, 8.50%, 6/1/18	207,800
300,000	Telemar Norte Leste SA, 5.50%, 10/23/20	308,400

		1,442,975

British Virgin Islands — 4.06%
100,000	GTL Trade Finance, Inc., 7.25%, 10/20/17	114,700
200,000	Howes Capital Ltd., 4.75%, 4/10/17(a)	199,876
335,090	QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/18	336,765

		651,341

Cayman Islands — 11.31%
100,000	Cosan Finance Ltd., 7.00%, 2/1/17	109,500
200,000	ENN Energy Holdings Ltd., 6.00%, 5/13/21	192,114
300,000	Hutchison Whampoa International 10 Ltd., 6.00%, 6/12/49(b)	305,250
250,000	MCE Finance Ltd., 10.25%, 5/15/18	280,625
400,000	Sable International Finance Ltd., 8.75%, 2/1/20	424,520
200,000	Schahin II Finance Co. SPV Ltd., 5.88%, 9/25/22	201,100
200,000	Swire Pacific MTN Financing Ltd., 4.50%, 2/28/22	199,670
100,000	Vale Overseas Ltd., 4.38%, 1/11/22	100,444

		1,813,223

Chile — 5.96%
225,000	AES Gener SA, 5.25%, 8/15/21	237,375
375,000	Cencosud SA, 5.50%, 1/20/21	395,881
300,000	E.CL SA, 5.63%, 1/15/21	321,582

		954,838

Columbia — 5.88%
200,000	Banco de Bogota SA, 5.00%, 1/15/17	207,500
500,000	Empresa de Energia de Bogota SA, 6.13%, 11/10/21	530,000
200,000	Transportadora de Gas Internacional SA ESP, 5.70%, 3/20/22	205,580

		943,080

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
Hong Kong — 3.24%
$200,000	LS Finance 2017 Ltd., 5.25%, 1/26/17	$205,935
300,000	Wharf Finance Ltd., 4.63%, 2/8/17	312,750

		518,685

India — 2.58%
225,000	NTPC Ltd., 5.63%, 7/14/21	225,523
200,000	Sesa Goa Ltd., 5.00%, 10/31/14	188,700

		414,223

Indonesia — 2.22%
100,000	Adaro Indonesia PT, 7.63%, 10/22/19	108,500
225,000	Star Energy Geothermal Wayang Windu Ltd., 11.50%, 2/12/15	248,063

		356,563

Ireland — 2.78%
200,000	RZD Capital Ltd., 5.70%, 4/5/22(a)	200,000
225,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 9.13%, 4/30/18	245,813

		445,813

Kazakhstan — 0.40%
200,000	BTA Bank JSC, 10.75%, 7/1/18(c)	43,000
300,000	BTA Bank JSC, 36.82%, 6/30/20(d)	21,189

		64,189

Luxembourg — 4.28%
300,000	ALROSA Finance SA, 7.75%, 11/3/20	320,250
200,000	Russian Agricultural Bank OJSC Via RSHB Capital SA, 6.00%, 6/3/21(b)	196,760
150,000	TNK-BP Finance SA, 7.50%, 7/18/16	169,125

		686,135

Mexico — 6.68%
100,000	Petroleos Mexicanos, 6.50%, 6/2/41	112,500
4,050,000(e)	Petroleos Mexicanos, 7.65%, 11/24/21	322,606
300,000	Sigma Alimentos SA de CV, 5.63%, 4/14/18	317,250
300,000	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22	317,640

		1,069,996

Netherlands — 7.29%
400,000	Indosat Palapa Co. BV, 7.38%, 7/29/20	440,000
300,000	Myriad International Holding BV, 6.38%, 7/28/17	328,500
200,000	OSX 3 Leasing BV, 9.25%, 3/20/15	206,500

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$200,000	VimpelCom Holdings BV, 7.50%, 3/1/22	$194,000

		1,169,000

Peru — 1.14%
169,000	Banco de Credito del Peru/Panama, 6.88%, 9/16/26(b)	183,365
Philippines — 1.97%
300,000	Energy Development Corp., 6.50%, 1/20/21	315,529
Qatar — 1.77%
264,360	Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	282,865
Saudi Arabia — 2.52%
200,000	Saudi Electricity Global Sukuk Co., 2.67%, 4/3/17	201,960
200,000	Saudi Electricity Global Sukuk Co., 4.21%, 4/3/22	201,780

		403,740

Singapore — 1.43%
225,000	STATS ChipPAC Ltd., 5.38%, 3/31/16	229,500
South Korea — 1.91%
300,000	Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 9/16/15	305,381
United Arab Emirates — 1.63%
225,000	Abu Dhabi National Energy Co., 7.25%, 8/1/18	261,563
United Kingdom — 4.35%
200,000	Afren Plc, 10.25%, 4/8/19	209,980
200,000	Ferrexpo Finance Plc, 7.88%, 4/7/16	185,000
300,000	Vedanta Resources Plc, 9.50%, 7/18/18	303,000

		697,980

United States — 1.65%
225,000	Southern Copper Corp., 7.50%, 7/27/35	263,793
Venezuela — 3.97%
375,000	Petroleos de Venezuela SA, 4.90%, 10/28/14	335,625
300,000	Petroleos de Venezuela SA, 12.75%, 2/17/22	300,000

		635,625

Total Corporate Bonds		14,507,642

(Cost $14,074,099)

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
Foreign Government Bonds — 1.29%
South Korea — 1.29%
$200,000	Korea Development Bank (The), 3.88%, 5/4/17	$207,024

Total Foreign Government Bonds		207,024

(Cost $197,053)

Total Investments		$14,714,666
(Cost 14,271,152)(f) — 91.79%

Other assets in excess of liabilities — 8.21%		1,315,683

NET ASSETS — 100.00%		$16,030,349

(a)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(b)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2012.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Zero coupon bond. The rate represents the yield at time of purchase.
(e)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(f)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2012:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	290,000	USD	383,668	Merrill Lynch & Co., Inc.	04/12/12	$3,128
USD	270,446	EUR	280,000	Merrill Lynch & Co., Inc.	04/12/12	(3,012)

Total						$116

Abbreviations used are defined below:

EUR - Euro

USD - United States Dollar

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Corporate Bond Fund (cont.)

March 31, 2012 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Utilities	21.56%
Energy	17.43%
Telecommunication Services	14.29%
Materials	9.21%
Financials	7.82%
Consumer Staples	6.11%
Diversified	5.10%
Industrials	4.52%
Consumer Discretionary	3.03%
Information Technology	1.43%
Foreign Government Bonds	1.29%
Other*	8.21%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund

March 31, 2012 (Unaudited)

Principal Amount		Value
Bank Loan — 10.31%
Denmark — 2.57%
$ 250,000(a)	ISS Holdings LLC Term Loan, 0.00%, 6/30/15	$315,005
100,000(a)	Lavena Holdings Term Loan B1, 0.00%, 3/2/15	115,732
100,000(a)	Lavena Holdings Term Loan C1, 0.00%, 3/2/16	115,732

		546,469

France — 1.25%
95,853(a)	Oberthur Term Loan B1, 0.00%, 8/30/18(b)	127,839
104,147(a)	Oberthur Term Loan B2, 0.00%, 8/3/18(b)	138,902

		266,741

United States — 6.49%
196,853	Clear Channel Communications, Inc. Term Loan, 0.00%, 1/29/16	159,183
250,000	Crown Castle Term Loan, 0.00%, 1/31/17	248,923
250,000	Protection One Term Loan, 0.00%, 6/4/16	245,763
250,000	Roundy’s Supermarket, Inc. Term Loan, 0.00%, 2/13/19	251,485
498,871	US Telepacific Holdings Corp. Term Loan, 0.00%, 2/23/17	475,798

		1,381,152

Total Bank Loan		2,194,362

(Cost $2,161,573)
Corporate Bonds — 79.85%
Australia — 1.37%
277,000	FMG Resources (August 2006) Ltd., 8.25%, 11/1/19(c)	290,850
Barbados — 2.34%
450,000	Columbus International, Inc., 11.50%, 11/20/14	499,275
Belgium — 3.63%
450,000(a)	Ontex IV SA, 7.50%, 4/15/18	558,156
210,000(a)	Ontex IV SA, 9.00%, 4/15/19	214,260

		772,416

Cayman Islands — 1.84%
200,000	Sable International Finance Ltd., 8.75%, 2/1/20(c)	212,000
175,000	UPCB Finance VI Ltd., 6.88%, 1/15/22(c)	180,687

		392,687

Croatia (Hrvatska) — 1.14%
174,000(a)	Agrokor DD, 10.00%, 12/7/16	242,508
Denmark — 6.30%
120,000(a)	ISS A/S, 8.88%, 5/15/16	163,246
300,000(a)	Kabel BW Musketeer GmbH, 9.50%, 3/15/21	433,121
350,000(a)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 8.13%, 12/1/17	494,805

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 260,000	Welltec A/S, 8.00%, 2/1/19(c)	$249,600

		1,340,772

Ireland — 0.62%
100,000(a)	Allied Irish Banks Plc, 1.35%, 4/11/12(d)	133,037
Italy — 0.76%
180,000(a)	Seat Pagine Gialle SpA, 10.50%, 1/31/17(e)	162,045
Jersey Channel Island — 1.29%
210,000(f)	Aston Martin Capital Ltd., 9.25%, 7/15/18	273,752
Luxembourg — 5.52%
190,000	Intelsat Jackson Holdings SA, 7.50%, 4/1/21	199,738
250,000	Intelsat Jackson Holdings SA, 11.25%, 6/15/16	263,125
150,000	Intelsat Luxembourg SA, 11.25%, 2/4/17	156,000
450,000(a)	Wind Acquisition Finance SA, 7.38%, 2/15/18	556,656

		1,175,519

Netherlands — 0.59%
115,000(a)	Magyar Telecom BV, 9.50%, 12/15/16	125,769
South Africa — 0.77%
140,000(a)	Edcon Proprietary Ltd., 4.13%, 6/15/14(d)	164,313
Sweden — 1.36%
200,000	Eileme 2 AB, 11.63%, 1/31/20(c)	208,500
62,000(a)	TVN Finance Corp. III AB, 7.88%, 11/15/18	81,036

		289,536

United Kingdom — 13.15%
550,000	CEVA Group Plc, 8.38%, 12/1/17(c)	544,500
150,000	Jaguar Land Rover Plc, 8.13%, 5/15/21(c)	153,750
100,000(g)	Jaguar Land Rover Plc, 8.25%, 3/15/20	160,413
140,000(a)	Kerling Plc, 10.63%, 2/1/17	185,785
100,000(g)	Matalan Finance Plc, 8.88%, 4/29/16	133,557
100,000(g)	Moto Finance Plc, 10.25%, 3/15/17	139,155
300,000(g)	MU Finance Plc, 8.75%, 2/1/17	508,637
450,000(g)	Priory Group No. 3 Plc, 7.00%, 2/15/18	689,179
200,000(g)	Priory Group No. 3 Plc, 8.88%, 2/15/19	284,709

		2,799,685

United States — 39.17%
320,000	BakerCorp International, Inc., 8.25%, 6/1/19(c)	329,600
200,000	BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(c)	212,000
450,000	Biomet, Inc., 10.00%, 10/15/17	484,313
200,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.38%, 6/1/20	217,000
290,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, 11/15/17(c)	311,388
210,000	DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18(c)	212,100
100,000	Emergency Medical Services Corp., 8.13%, 6/1/19	102,750

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
$ 270,000	Epicor Software Corp., 8.63%, 5/1/19	$276,075
210,000	Foresight Energy LLC/Foresight Energy Corp., 9.63%, 8/15/17(c)	220,500
200,000	GCI, Inc., 6.75%, 6/1/21	201,250
150,000	Gentiva Health Services, Inc., 11.50%, 9/1/18	139,875
410,000	HCA, Inc., 6.50%, 2/15/20	430,500
250,000	Integra Telecom Holdings, Inc., 10.75%, 4/15/16(c)	230,000
380,000	Iron Mountain, Inc., 7.75%, 10/1/19	415,150
120,000	Lawson Software, 9.38%, 4/1/19(c)	120,000
100,000	Level 3 Communications, Inc., 11.88%, 2/1/19	114,000
210,000	Level 3 Financing, Inc., 8.13%, 7/1/19(c)	216,825
100,000	Level 3 Financing, Inc., 8.63%, 7/15/20(c)	105,000
260,000	MetroPCS Wireless, Inc., 6.63%, 11/15/20	258,375
550,000	National Mentor Holdings, Inc., 12.50%, 2/15/18(c)	533,500
210,000	Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp., 8.88%, 4/15/17(c)	218,138
100,000	Pinnacle Entertainment, Inc., 7.75%, 4/1/22	104,750
47,778(a)	Pregis Corp., 6.25%, 4/15/13(d)	61,810
120,000	Spectrum Brands, Inc., 6.75%, 3/15/20(c)	121,200
160,000	Taylor Morrison Communities, Inc./Monarch Communities, Inc., 7.75%, 4/15/20(c)	160,000
650,000	Tenet Healthcare Corp., 8.00%, 8/1/20	669,500
220,000	USPI Finance Corp., 9.00%, 4/1/20(c)	226,600
375,000	Valeant Pharmaceuticals International, 6.75%, 10/1/17(c)	379,688
275,000	Valeant Pharmaceuticals International, 6.88%, 12/1/18(c)	277,063
430,000	Windstream Corp., 7.50%, 6/1/22(c)	449,350
496,000	WMG Acquisition Corp., 9.50%, 6/15/16(c)	540,640

		8,338,940

Total Corporate Bonds		17,001,104

(Cost $16,283,242)

Total Investments		$19,195,466
(Cost $18,444,815)(h) — 90.16%

Other assets in excess of liabilities — 9.84%		2,095,914

NET ASSETS — 100.00%		$21,291,380

(a)	Principal amount denoted in Euros.
(b)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(d)	Floating rate note. Rate shown is as of report date.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Principal amount denoted in British Pounds.

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global High Yield Bond Fund (cont.)

March 31, 2012 (Unaudited)

(g)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(h)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2012:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	2,023,999	GBP	1,292,000	UBS AG	04/12/12	$(42,382)
USD	318,501	GBP	200,000	Citigroup Global Markets	04/12/12	(1,372)
USD	4,672,460	EUR	3,529,000	Citigroup Global Markets	04/12/12	(34,448)

Total						$(78,202)

Abbreviations used are defined below:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Consumer Staples	31.40%
Telecommunication Services	26.66%
Financials	11.56%
Consumer Discretionary	10.73%
Industrials	4.67%
Materials	2.24%
Technology	1.86%
Energy	1.04%
Other*	9.84%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund

March 31, 2012 (Unaudited)

Principal Amount		Value
Corporate Bonds — 90.18%
Australia — 7.69%
$ 300,000(a)	Commonwealth Property Office Fund, 5.25%, 12/11/16	$320,907
400,000	Paladin Energy Ltd., 5.00%, 3/11/13	387,000
500,000(a)	Western Areas NL, 6.40%, 7/2/15	553,797

		1,261,704

Bermuda — 6.56%
300,000	Aquarius Platinum Ltd., 4.00%, 12/18/15	251,700
2,000,000(b)	GOME Electrical Appliances Holding Ltd., 3.00%, 9/25/14	324,905
400,000	Seadrill Ltd., 3.38%, 10/27/17	500,400

		1,077,005

British Virgin Islands — 2.60%
400,000	Billion Express Investments Ltd., 0.75%, 10/18/15	426,200
Cayman Islands — 2.28%
400,000	BES Finance Ltd., 1.63%, 4/15/13	374,000
Isle of Man — 1.33%
200,000	AngloGold Ashanti Holdings Finance Plc, 3.50%, 5/22/14	219,000
Japan — 2.36%
30,000,000(a)	KDDI Corp., 1.00%, 12/14/15(c)	387,097
Jersey Channel Island — 5.03%
300,000(d)	International Power Finance Jersey II Ltd., 3.25%, 7/20/13	529,748
250,000	Shire Plc, 2.75%, 5/9/14	295,375

		825,123

Malaysia — 2.65%
400,000	YTL Corp. Finance Labuan Ltd., 1.88%, 3/18/15	434,200
Netherlands — 4.91%
250,000(d)	Portugal Telecom International Finance BV, 4.13%, 8/28/14	305,085
250,000	Siemens Financieringsmaatschappij NV, 1.05%, 8/16/17	250,675
250,000	Siemens Financieringsmaatschappij NV, 1.65%, 8/16/19	250,250

		806,010

Philippines — 2.54%
400,000	San Miguel Corp., 2.00%, 5/5/14	417,500
Singapore — 8.31%
250,000(a)	CapitaLand Ltd., 2.88%, 9/3/16	193,293
500,000(a)	CapitaMall Trust, 2.13%, 4/19/14	391,293
500,000(a)	Temasek Financial III Pte Ltd., 0.12%, 10/24/14(c)	421,622
300,000	Wilmar International Ltd., 0.89%, 12/18/12(c)	357,750

		1,363,958

Spain — 2.11%
187,000(e)	International Consolidated Airlines Group SA, 5.80%, 8/13/14	346,662

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2012 (Unaudited)

Principal Amount		Value
Taiwan — 4.74%
$ 600,000	AU Optronics Corp., 10.19%, 10/13/15(c)	$504,000
300,000	Tatung Co. Ltd., 4.19%, 3/25/14(c)	274,125

		778,125

Thailand — 2.92%
15,000,000(a)	BTS Group Holdings PCL, 1.00%, 1/25/16	478,930
United Arab Emirates — 3.14%
400,000(d)	Aabar Investments PJSC, 4.00%, 5/27/16	515,344
United States — 31.01%
300,000	Boston Properties LP, 3.63%, 2/15/14(f)	328,125
500,000	Chesapeake Energy Corp., 2.50%, 5/15/37	460,625
400,000	Gilead Sciences, Inc., 1.00%, 5/1/14	489,000
400,000	Intel Corp., 3.25%, 8/1/39	562,500
400,000	Liberty Interactive LLC, 3.13%, 3/30/23	483,000
350,000	MGM Resorts International, 4.25%, 4/15/15	370,563
250,000	Microchip Technology, Inc., 2.13%, 12/15/37	345,000
350,000	NetApp, Inc., 1.75%, 6/1/13	507,063
250,000	SanDisk Corp., 1.50%, 8/15/17	295,937
300,000	United States Steel Corp., 4.00%, 5/15/14	354,750
400,000	VeriSign, Inc., 3.25%, 8/15/37	511,000
300,000	Xilinx, Inc., 3.13%, 3/15/37	381,000

		5,088,563

Total Corporate Bonds		14,799,421

(Cost $13,972,506)

Shares
Preferred Stock — 1.98%
France — 1.98%
6,000	Publicis Groupe SA	325,451

Total Preferred Stock		325,451

(Cost $294,807)

Total Investments		$15,124,872
(Cost $14,267,313)(g) — 92.16%

Other assets in excess of liabilities — 7.84%		1,285,957

NET ASSETS — 100.00%		$16,410,829

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2012 (Unaudited)

(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Principal amount denoted in Chinese Yuans.
(c)	Zero coupon bond. The rate represents the yield at time of purchase.
(d)	Principal amount denoted in Euros.
(e)	Principal amount denoted in British Pounds.
(f)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(g)	See notes to financial statements for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2012:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	903,743	AUD	856,000	Credit Suisse International	04/12/12	$18,356
USD	330,498	GBP	211,000	UBS AG	04/12/12	(6,969)
USD	1,596,740	EUR	1,207,000	Merrill Lynch & Co., Inc.	04/12/12	(13,131)
USD	395,280	JPY	31,748,000	Merrill Lynch & Co., Inc.	04/12/12	11,665
USD	1,020,509	SGD	1,285,000	UBS AG	04/12/12	(1,737)
USD	449,073	THB	13,800,000	Merrill Lynch & Co., Inc.	05/09/12	2,379

Total						$10,563

Abbreviations used are defined below:

AUD - Australian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SGD - Singapore Dollar

THB - Thai Baht

USD - United States Dollar

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Global Convertible Bond Fund (cont.)

March 31, 2012 (Unaudited)

Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Financials	21.33%
Industrials	13.36%
Information Technology	12.74%
Telecommunication Services	12.26%
Materials	10.76%
Consumer Staples	6.96%
Consumer Discretionary	6.35%
Energy	5.86%
Diversified	2.54%
Other*	7.84%

100.00%

*	Includes cash, interest and dividend receivable, pending trades and Fund share transactions, foreign currency exchange contracts and accrued expenses payable.

See notes to financial statements.

29

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2012 (Unaudited)
	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund
Assets:
Investments, at value (cost $33,441,508, $14,271,152, $18,444,815 and $14,267,313, respectively)	$33,797,666	$14,714,666	$19,195,466	$15,124,872
Cash	14,045,164	1,783,472	2,484,315	1,192,818
Deposits at broker for futures contracts	124,595	—	—	—
Foreign currency, at value (cost $4,407, $0, $1,275,513 and $9,774, respectively)	4,428	—	1,279,248	9,731
Interest and dividends receivable	512,364	221,591	382,208	84,834
Receivable from advisor	—	22,194	18,670	21,892
Receivable for capital shares issued	2,593,887	—	—	—
Receivable for investments sold	95,216	530,071	—	—
Unrealized appreciation on swap contracts	11,345	—	—	—
Unrealized appreciation on forward foreign exchange contracts	73,279	3,128	—	32,400
Prepaid expenses and other assets	—	—	51	—

Total Assets	51,257,944	17,275,122	23,359,958	16,466,547

Liabilities:
Payable for investments purchased	836,095	1,202,209	1,961,104	—
Distributions payable	7,695	3	—	2
Written options, at value (Premiums received $5,243)	154	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	220,262	3,012	78,202	21,837
Unrealized depreciation on swap contracts	6,058	—	—	—
Foreign withholding tax payable	—	—	3,024	—
Accrued expenses and other payables:
Investment advisory fees	1,029	—	—	—
Accounting fees	3,955	3,829	3,853	3,831
Audit fees	19,559	19,559	19,559	19,559
Trustee fees	742	812	783	809
Shareholder reports	1,634	1,635	1,635	1,635
Transfer agent fees	330	408	418	415
Other	2,715	13,306	—	7,630

Total Liabilities	1,100,228	1,244,773	2,068,578	55,718

Net Assets	$50,157,716	$16,030,349	$21,291,380	$16,410,829

Net Assets Consist Of:
Capital	$49,481,961	$15,307,848	$20,372,200	$15,407,829
Undistributed net investment income and distributions in excess of net investment income	(8,087)	5,573	(10,351)	(813)
Accumulated net realized gains from investment transactions, futures contracts, swap contracts, written options and foreign currency	456,653	273,094	266,788	135,727
Net unrealized appreciation (depreciation) on investments, futures contracts, swap contracts, written options and foreign currency	227,189	443,834	662,743	868,086

Net Assets	$50,157,716	$16,030,349	$21,291,380	$16,410,829

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class I	4,791,823	1,529,978	2,035,906	1,538,828

Net Asset Values and Redemption Prices Per Share:
Class I	$10.47	$10.48	$10.46	$10.66

See notes to financial statements.

30

FINANCIAL STATEMENTS

Statements of Operations

For the Period Ended March 31, 2012(a) (Unaudited)
	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund
Investment Income:
Interest income	$369,635	$293,603	$431,887	$194,095
Dividend income	—	—	—	6,131
Foreign tax withholding	—	—	(5,054)	—

Total Investment Income	369,635	293,603	426,833	200,226

Expenses:
Investment advisory fees	70,422	49,460	52,110	42,338
Accounting fees	14,892	14,712	14,799	14,716
Audit fees	19,559	19,559	19,559	19,559
Custodian fees	20,030	22,033	12,018	14,021
Interest expense	3	—	—	286
Insurance fees	2,419	2,419	2,419	2,419
Legal fees	27,852	27,737	28,409	27,755
Registration and filing fees	10,093	10,093	10,095	10,142
Shareholder reports	3,005	3,005	3,005	3,005
Transfer agent fees	2,520	2,520	2,520	2,520
Organization expense	32,088	32,088	32,088	32,088
Trustees’ fees	900	900	900	900
Other fees	8,676	8,676	8,676	8,676

Total expenses before fee waiver/reimbursement	212,459	193,202	186,598	178,425
Expenses waived/reimbursed by:
Adviser	(124,429)	(133,330)	(120,592)	(125,217)

Net Expenses	88,030	59,872	66,006	53,208

Net Investment Income	281,605	233,731	360,827	147,018

Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains/(losses) on:
Investment transactions	217,685	273,600	251,243	151,802
Foreign currency transactions	224,126	(506)	15,545	(16,075)
Written options	2,121	—	—	—
Futures contracts	12,721	—	—	—
Net change in unrealized appreciation/depreciation on:
Investment transactions	356,158	443,514	750,651	857,559
Foreign currency transactions	(145,799)	320	(87,908)	10,527
Written options	5,089	—	—	—
Futures contracts	1,828	—	—	—
Swap contracts	9,913	—	—	—

Net unrealized gains from investments	683,842	716,928	929,531	1,003,813

Change in net assets resulting from operations	$965,447	$950,659	$1,290,358	$1,150,831

(a) For the period from November 30, 2011 (commencement of operations) to March 31, 2012.

See notes to the financial statements.

31

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

For the Period Ended March 31, 2012(a) (Unaudited)

	RBC BlueBay Emerging Market Select Bond Fund	RBC BlueBay Emerging Market Corporate Bond Fund	RBC BlueBay Global High Yield Bond Fund	RBC BlueBay Global Convertible Bond Fund

From Investment Activities:
Operations:
Net investment income	$281,605	$233,731	$360,827	$147,018
Net realized gains from investment transactions	456,653	273,094	266,788	135,727
Net change in unrealized appreciation/depreciation on investments	227,189	443,834	662,743	868,086

Change in net assets resulting from operations	965,447	950,659	1,290,358	1,150,831

Distributions to Class I Shareholders:
From net investment income	(289,692)	(228,158)	(371,178)	(147,831)

Change in net assets resulting from shareholder distributions	(289,692)	(228,158)	(371,178)	(147,831)

Capital Transactions:
Proceeds from shares issued	49,199,964	15,079,693	20,001,000	15,260,000
Distributions reinvested	281,997	228,155	371,200	147,829

Change in net assets resulting from capital transactions	49,481,961	15,307,848	20,372,200	15,407,829

Net increase in net assets	50,157,716	16,030,349	21,291,380	16,410,829

Net Assets:
Beginning of period	—	—	—	—

End of period	$50,157,716	$16,030,349	$21,291,380	$16,410,829

Undistributed net investment income and distributions in excess of net investment income	$(8,087)	$5,573	$(10,351)	$(813)

Share Transactions:
Issued	4,764,708	1,507,839	2,000,099	1,524,659
Reinvested	27,115	22,139	35,807	14,169

Change in shares resulting from capital transactions	4,791,823	1,529,978	2,035,906	1,538,828

(a)	For the period from November 30, 2011 (commencement of operations) to March 31, 2012.

See notes to financial statements.

32

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Select Bond Fund

(Selected data for a share outstanding throughout the period indicated)
For the Period Ended March 31, 2012(a) (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.00

Net investment income(b)	0.11
Realized and unrealized gains (losses)	0.47

Total from investment activities	0.58

Less distributions from net investment income	(0.11)

Net asset value, end of period	$10.47

Total Return:(c)	5.84%

Ratios to Average Net Assets:(d)
Ratio of Net Expenses to Average Net Assets	1.00%
Ratio of Net Investment Income to Average Net Assets	3.20%
Ratio of Expenses to Average Net Assets*	2.41%

Net assets, end of period (in thousands)	$50,158
Portfolio turnover	44%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	For the period from November 30, 2011 (commencement of operations) to March 31, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Annualized.

See notes to financial statements.

33

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Corporate Bond Fund

(Selected data for a share outstanding throughout the period indicated)
For the Period
Ended
March 31, 2012(a)
(Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.00

Net investment income(b)	0.15
Realized and unrealized gains (losses)	0.48

Total from investment activities	0.63

Less distributions from net investment income	(0.15)

Net asset value, end of period	$10.48

Total Return:(c)	6.33%

Ratios to Average Net Assets:(d)
Ratio of Net Expenses to Average Net Assets	1.15%
Ratio of Net Investment Income to Average Net Assets	4.49%
Ratio of Expenses to Average Net Assets*	3.71%

Net assets, end of period (in thousands)	$16,030
Portfolio turnover	52%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	For the period from November 30, 2011 (commencement of operations) to March 31, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Annualized.

See notes to financial statements.

34

FINANCIAL HIGHLIGHTS

RBC BlueBay Global High Yield Bond Fund

(Selected data for a share outstanding throughout the period indicated)

For the Period Ended March 31, 2012(a) (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.00

Net investment income(b)	0.18
Realized and unrealized gains (losses)	0.46

Total from investment activities	0.64

Less distributions from net investment income	(0.18)

Net asset value, end of period	$10.46

Total Return:(c)	6.46%

Ratios to Average Net Assets:(d)
Ratio of Net Expenses to Average Net Assets	0.95%
Ratio of Net Investment Income to Average Net Assets	5.19%
Ratio of Expenses to Average Net Assets*	2.69%

Net assets, end of period (in thousands)	$21,291
Portfolio turnover	33%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	For the period from November 30, 2011 (commencement of operations) to March 31, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Annualized.

See notes to financial statements.

35

FINANCIAL HIGHLIGHTS

RBC BlueBay Global Convertible Bond Fund

(Selected data for a share outstanding throughout the period indicated)

For the Period Ended March 31, 2012(a) (Unaudited)
Per Share Operating Performance:
Net asset value, beginning of period	$10.00

Net investment income(b)	0.10
Realized and unrealized gains (losses)	0.66

Total from investment activities	0.76

Less distributions from net investment income	(0.10)

Net asset value, end of period	$10.66

Total Return:(c)	7.59%

Ratios to Average Net Assets:(d)
Ratio of Net Expenses to Average Net Assets(e)	1.01%
Ratio of Net Investment Income to Average Net Assets	2.78%
Ratio of Expenses to Average Net Assets*	3.37%

Net assets, end of period (in thousands)	$16,411
Portfolio turnover	9%

*	During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.
(a)	For the period from November 30, 2011 (commencement of operations) to March 31, 2012.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not Annualized.
(d)	Annualized.
(e)	The ratio for this period excluding interest expense was 1.00%

See notes to financial statements.

36

NOTES TO FINANCIAL STATEMENTS

March 31, 2012 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003. This annual report includes the following four investment portfolios (“Funds”):

- RBC BlueBay Emerging Market Select Bond Fund (“Emerging Market Select Bond Fund”)

- RBC BlueBay Emerging Market Corporate Bond Fund (“Emerging Market Corporate Bond Fund”)

- RBC Blue Bay Global High Yield Bond Fund (“Global High Yield Bond Fund”)

- RBC BlueBay Global Convertible Bond Fund (“Global Convertible Bond Fund”)

The Funds offer Class I shares. Class I shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a contingent deferred sales charge (“CDSC”).

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US)”) acts as the investment advisor for the Funds and BlueBay Asset Management Ltd. (“BlueBay”) acts as the sub-advisor. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates, BlueBay or of BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the co-administrator.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation:

Bonds and other fixed income securities are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. Derivative contracts and agreements are fair valued using methodologies approved by the Trust’s Board. These valuation techniques take into account multiple factors, including fundamental security analytical data, counterparty valuation quotations, information from broker-dealers, market spreads and interest rates. Short-term debt obligations, with less than 60 days to maturity at time of purchase, are valued at amortized cost unless Fund Management determines that amortized cost no longer approximates market value.

In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or amortized cost does not approximate fair value, the Board has approved pricing and valuation procedures to determine a security’s fair value. Fair valuation may also be used when a significant valuation event is determined to have occurred. Significant valuation events may include, but are not limited to, the following: an event affecting the value of a security traded on a foreign market occurs between the close of that market and the close of regular trading on the New York Stock Exchange; an extraordinary event like a natural disaster or terrorist act occurs; or an adverse development arises with respect to a specific issuer, such as a bankruptcy filing. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; and trading in similar securities. Exchange traded options, futures, and options on futures are valued at their most recent sale price on the exchange on which they are primarily traded.

37

NOTES TO FINANCIAL STATEMENTS

Forward foreign currency exchange contracts are marked-to market daily based upon foreign currency exchange rates provided by an independent pricing service.

Swaps are valued by an independent pricing service using an industry standard pricing model. If a price is not available from a pricing service or is deemed unreliable or not reflective of current market value, the swap may be priced at fair value using procedures approved by the Board.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using foreign exchange rate quotations received from a pricing vendor as of 4:00 p.m. Eastern time. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net realized gains or losses and net change in unrealized appreciation/depreciation on investment transactions.

Financial Instruments:

Derivatives

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds. For over-the-counter purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below. In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreement. Because swap agreement are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

38

NOTES TO FINANCIAL STATEMENTS

The Funds may mitigate counterparty risk on derivatives through master netting agreements included within an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and each of its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instruments’ payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts of up to $1,000,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

Financial Futures Contracts

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

The Emerging Market Select Bond Fund had the following open futures contracts at March 31, 2012:

Short Position	Number of Contracts	Expiration Date	Unrealized Appreciation	Notional Value	Counterparty
Ten Year U.S. Treasury Bond	4	June, 2012	$1,828	$519,766	Citigroup Global Markets, Inc.

Collateral pledged for open futures contracts is the deposit at brokers shown on the Statement of Assets and Liabilities at March 31, 2012.

Options

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options. The Emerging Market Select Bond Fund has outstanding options as of March 31, 2012.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

39

NOTES TO FINANCIAL STATEMENTS

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

A summary of the Emerging Market Select Bond Fund written option transactions for the year is as follows:

	Number of Options Contracts	Premiums Received
Contracts outstanding at November 30, 2011*	—	$—
Options written	630	7,363
Options terminated in closing purchase transactions	—	—
Options exercised	—	—
Options expired	(300)	(2,120)

Contracts outstanding at March 31, 2012	330	$5,243

* commencement of operations.

Forward Foreign Currency Exchange Contracts

The Funds entered into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of forward contracts at period end are included in the Portfolio of Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into total return, interest rate and other swap agreements. Interest rate swap agreements generally involve the agreement by the Funds to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life

40

NOTES TO FINANCIAL STATEMENTS

of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments or receipts are recorded as interest expense and interest income in the Statements of Operations. Payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/(depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Interest Rate Swaps” and Total Return Swaps are footnoted on the Portfolio of Investments.

Fair Values of Derivative Instruments as of March 31, 2012 are as follows*:

Fair Values of Derivative Financial Instruments as of March 31, 2012

Statement of Assets and Liabilities Location

Asset Derivatives

		Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund
Foreign currency exchange contracts	Net unrealized appreciation on forward foreign currency exchange contracts	$73,279	$3,128	$—	$32,400
Foreign currency contracts	Investments, at value (put options purchased)	6,481	—	—	—
Interest rate contracts	Unrealized appreciation on swap contracts	11,345	—	—	—

Total		$91,105	$3,128	$—	$32,400

Liability Derivatives

		Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund
Interest rate contracts	Unrealized depreciation on swap contracts	$6,058	$—	$—	$—
Foreign currency contracts	Written options, at value	154	—	—	—
Foreign currency exchange contracts	Net unrealized depreciation on forward foreign currency exchange contracts	220,262	3,012	78,202	21,837

Total		$226,474	$3,012	$78,202	$21,837

41

NOTES TO FINANCIAL STATEMENTS

The effect of Derivative Instruments on the Statement of Operations during the period ended March 31, 2012 is as follows:

Derivative Instruments Categorized by Risk Exposure	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund
Net realized Gain (Loss) From:
Interest Rate Risk:
Financial futures contracts	$12,721	$—	$—	$—
Interest rate swaps	—	—	—	—
Foreign currency exchange risk:
Forward foreign currency exchange contracts	224,126	(506)	15,545	(16,075)
Written options	2,121	—	—	—
Purchased options	3,724	—	—	—

	$242,692	$(506)	$15,545	$(16,075)

Net Change in Unrealized Appreciation/Depreciation
From:
Interest Rate Risk:
Financial futures contracts	1,828	—	—	—
Interest rate swaps	9,913	—	—	—
Foreign currency exchange risk:
Forward foreign currency exchange contracts	(145,799)	320	(87,908)	10,527
Written options	5,089	—	—	—
Purchased options	1,239	—	—	—

	$(127,730)	$320	$(87,908)	$10,527

*	For open derivative instruments as of March 31, 2012, see the preceding tables on the Schedule of Portfolio Investments for foreign currency exchange contracts and interest rate contracts and the following section for financial futures contracts.

For the period ended March 31, 2012, the average volume of derivative activities are as follows:

	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund	Global High Yield Bond Fund	Global Convertible Bond Fund
Futures short position (contracts)	2	—	—	—
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$7,321,547	$513,169	$5,963,725	$4,708,015
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	11,741,965	191,834	—	—
Purchased options (Cost $)	2,621	—	—	—
Written Options (Premium received $)	2,621	—	—	—
Interest rate swaps
(Notional Amount in U.S. Dollars)	5,946,720	—	—	—

Credit Enhancement

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance (i.e., AMBAC and MBIA).

Organization Expense

Upon commencement of operations, organization expense associated with the establishment of the Funds were paid by the Funds. Organization expense is amortized and included in expenses over a 12-month period beginning with the commencement of operations and are included in the Statement of Operations.

42

NOTES TO FINANCIAL STATEMENTS

Fair Value Measurements:

Various input levels are used in determining the fair value of investments which are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active.

• Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2012 is as follows:

Emerging Market Select Bond Fund	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$2,103,969	(a)	$—	$2,103,969
Foreign Government Bonds	—	31,101,898	(a)	585,318	31,687,216
Put Options Purchased	—	6,481	(a)	—	6,481
Other Financial Instruments*
Interest rate contracts	1,828	11,345		—	13,173
Foreign currency exchange contracts	—	73,279		—	73,279

Total Assets	$1,828	$33,296,972		$585,318	$33,884,118

Liabilities:
Other Financial Instruments*
Interest rate contracts	$—	$(6,058)		$—	$(6,058)
Foreign currency exchange contracts	—	(220,416)		—	(220,416)

Total Liabilities	$—	$(226,474)		$—	$(226,474)

Emerging Market Corporate Bond Fund	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total

Assets:
Investments in Securities
Corporate Bonds	$—	$14,107,766	(a)	$399,876	$14,507,642
Foreign Government Bonds	—	207,024	(a)	—	207,024
Other Financial Instruments*
Foreign currency exchange contracts	—	3,128		—	3,128

Total Assets	$—	$14,317,918		$399,876	$14,717,794

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts	$—	$(3,012)		$—	$(3,012)

Total Liabilities	$—	$(3,012)		$—	$(3,012)

43

NOTES TO FINANCIAL STATEMENTS

Global High Yield Bond Fund	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Assets:
Investments in Securities
Bank Loans	$—	$1,927,621 (a)	$266,741	$2,194,362
Corporate Bonds	—	17,001,104 (a)	—	17,001,104
Other Financial Instruments*
Foreign currency exchange contracts	—	—	—	—

Total Assets	$—	$18,928,725	$266,741	$19,195,466

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts	$—	$(78,202)	$—	$(78,202)

Total Liabilities	$—	$(78,202)	$—	$(78,202)

Global Convertible Bond Fund	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Assets:
Investments in Securities
Corporate Bonds	$—	$14,799,421 (a)	$—	$14,799,421
Preferred Stock	325,451	—	—	325,451
Other Financial Instruments*
Foreign currency exchange contracts	—	32,400	—	32,400

Total Assets	$325,451	$14,831,821	$—	$15,157,272

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts	$—	$(21,837)	$—	$(21,837)

Total Liabilities	$—	$(21,837)	$—	$(21,837)

(a)	The breakdown of the Fund’s investments by country is disclosed in the Schedules of Portfolio Investments.

*	Other financial instruments are instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts, options, swaps and foreign currency exchange contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

During the period ended March 31, 2012, the Funds recognized no transfers to/from level 1 or level 2. The Fund’s policy is to recognize transfers to/from level 1, level 2 and level 3 at the end of the year utilizing fair value at the beginning of the year.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in U.S. GAAP and International Financial Reporting Standards (“IFRSs”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

44

NOTES TO FINANCIAL STATEMENTS

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Emerging Market Select Bond Fund (Foreign Government Bonds-Russia)	Emerging Market Corporate Bond Fund (Corporate Bonds-British Virgin Islands, Ireland)	Global High Yield Bond Fund (Bank Loans- France)

Balance as of 11/30/11*(value)	$—	$—	$—
Purchases	585,318	399,876	264,410

Change in unrealized appreciation/depreciation	—	—	2,331

Balance as of 03/31/12(value)	$585,318	$399,876	$266,741

* commencement of operations.

Investment Transactions and Income:

Investment transactions are recorded on one business day after trade date, except on the last day of each fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or adviser fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., expiring capital loss carryforward), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates

The Trust has entered into investment advisory agreements with RBC GAM (US) under which RBC GAM (US) manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreements require each Fund to pay RBC GAM (US) a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, RBC GAM (US) is entitled

45

NOTES TO FINANCIAL STATEMENTS

to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
Emerging Market Select Bond Fund	All Net Assets	0.80%
Emerging Market Corporate Bond Fund	All Net Assets	0.95%
Global High Yield Bond Fund	All Net Assets	0.75%
Global Convertible Bond Fund	All Net Assets	0.80%

RBC GAM (US) has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Funds to the following levels. This expense limitation agreement is in place until January 31, 2013.

Annual Rate
Emerging Market Select Bond Fund	1.00%
Emerging Market Corporate Bond Fund	1.15%
Global High Yield Bond Fund	0.95%
Global Convertible Bond Fund	1.00%

The Funds are sub-advised by BlueBay, which is a wholly-owned subsidiary of Royal Bank of Canada, which is a parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM (US) serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM (US) does not receive a fee for it’s role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the adviser or the co-administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The RBC Funds currently pay the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the adviser, administrator or distributor) an annual retainer of $32,500. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $5,000 for each in-person Board meeting attended, a meeting fee of $1,000 for each telephonic or Special Board meeting attended, and a $1,500 fee for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

4. Securities Transactions

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period from November 30, 2011 (commencement of operations) to March 31, 2012 were as follows:

	Purchases	Sales
Emerging Market Select Bond Fund	$52,704,993	$9,575,312
Emerging Market Corporate Bond Fund	21,442,706	7,422,349
Global High Yield Bond Fund	22,675,748	4,505,923
Global Convertible Bond Fund	15,419,113	1,376,330

46

NOTES TO FINANCIAL STATEMENTS

5. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in shares of the Funds are summarized below:

	Emerging Market Select Bond Fund	Emerging Market Corporate Bond Fund
	For the Period Ended March 31, 2012(a)	For the Period Ended March 31, 2012(a)
	(Unaudited)	(Unaudited)
CAPITAL TRANSACTIONS: Class I
Proceeds from shares issued	$49,199,964	$15,079,693
Distributions reinvested	281,997	228,155

Change in net assets resulting from capital transactions	$49,481,961	$15,307,848

SHARE TRANSACTIONS:
Class I
Issued	4,764,708	1,507,839
Reinvested	27,115	22,139

Change in shares resulting from capital transactions	4,791,823	1,529,978

	Global High Yield Bond Fund	Global Convertible Bond Fund
	For the Period Ended March 31, 2012(a)	For the Period Ended March 31, 2012(a)
	(Unaudited)	(Unaudited)
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$20,001,000	$15,260,000
Distributions reinvested	371,200	147,829

Change in net assets resulting from capital transactions	$20,372,200	$15,407,829

SHARE TRANSACTIONS:
Class I
Issued	2,000,099	1,524,659
Reinvested	35,807	14,169

Change in shares resulting from capital transactions	2,035,906	1,538,828

(a)	For the period from November 30, 2011 (commencement of operations) to March 31, 2012.

6. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

47

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2012, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Market Select Bond Fund	$33,447,658	$584,498	$(234,490)	$350,008
Emerging Market Corporate Bond Fund	14,271,152	457,254	(13,740)	443,514
Global High Yield Bond Fund	18,444,815	769,100	(18,449)	750,651
Global Convertible Bond Fund	14,267,313	947,022	(89,463)	857,559

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2012.

The Regulated Investment Company Modernization Act of 2010 (The “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year beginning upon commencement of operations of the Funds on November 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Funds’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds will be contained within this section of the Funds’ fiscal year ending September 30, 2012 financial statements.

7. Market Timing

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Adviser. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the statement of changes in net assets.

During the period ended March 31, 2012, there were no redemption fees collected by the Funds.

8. Subsequent Events

Management has evaluated the impact of subsequent events of the Funds and has determined that there are no subsequent events that require recognition or disclosure in the financial statements except for the following:

Effective April 3, 2012, each Fund is a participant in a single committed, unsecured $4,000,000 line of credit with Bank of New York Mellon, the Funds’ custodian, to be used only for liquidity and other purposes. Interest is charged on borrowings made under this line of credit at the higher of (a) the Federal Funds Effective Rate plus 1.25% per annum, and (b) the Overnight Eurodollar Rate plus 1.25% per annum. A commitment fee of 0.12% per annum of the available line of credit is charged, of which each Fund shall pay its pro rata share based on the ratio of its individual net assets to the aggregate net assets of the Funds at the time the fee is due and payable. Accrued and unpaid commitment fees shall be payable on the last business day of each calendar quarter. An upfront fee equal to 0.02% of the commitment amount was paid by the Funds upon the effectiveness of the line of credit. Several funds participate in the line of credit. As a result, there is no assurance that an individual Fund will have access to all or any part of the $4,000,000 at any particular time.

48

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class I shares.

Class I

This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

49

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 30, 2011 (commencement of operations) through March 31, 2012.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 11/30/2011	Ending Account Value 3/31/2012	Expenses Paid During Period* 11/30/11-3/31/12	Annualized Expense Ratio During Period 11/30/11-3/31/12
Emerging Market Select Bond Fund	Class I	$1,000.00	$1,058.40	$3.46	1.00%
Emerging Market Corporate Bond Fund	Class I	1,000.00	1,063.30	3.99	1.15%
Global High Yield Bond Fund	Class I	1,000.00	1,064.60	3.30	0.95%
Global Convertible Bond Fund	Class I	1,000.00	1,075.90	3.52	1.01%**

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 11/30/2011	Ending Account Value 3/31/12	Expenses Paid During Period* 11/30/11-3/31/12	Annualized Expense Ratio During Period 11/30/11-3/31/12
Emerging Market Select Bond Fund	Class I	$1,000.00	$1,013.44	$3.38	1.00%
Emerging Market Corporate Bond Fund	Class I	1,000.00	1,012.94	3.89	1.15%
Global High Yield Bond Fund	Class I	1,000.00	1,013.61	3.21	0.95%
Global Convertible Bond Fund	Class I	1,000.00	1,013.41	3.42	1.01%**

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 123/366 (to reflect period since inception).

**Expense ratio for Global Convertible Bond Fund is higher due to interest expense. The ratio for this period excluding interest expense was 1.00%.

50

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreements

This section provides information regarding the approval of the Investment Advisory Agreement and Sub-Advisory Agreement (together, the “Advisory Agreements”) for the RBC BlueBay Emerging Markets/Global Fixed Income Funds (the “Funds”). RBC Global Asset Management (U.S.) Inc. (the “Advisor”) serves as investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay”) serves as the Funds’ sub-advisor.

In December 2010, RBC acquired BlueBay Asset Management Ltd. (the predecessor to BlueBay as discussed below), a leading European asset manager based in London. During the following year, the Board of Trustees of the RBC Funds authorized the creation of the four new Funds to be sub-advised by BlueBay: the RBC BlueBay Emerging Market Select Bond Fund; RBC BlueBay Emerging Market Corporate Bond Fund; RBC BlueBay Global Convertible Bond Fund; and RBC BlueBay Global High Yield Bond Fund. The Funds commenced operations on November 30, 2011.

During the year following the BlueBay acquisition, the Trustees discussed at their meetings the strategic integration of BlueBay and its products into RBC’s global asset management business, the organization’s commitment to BlueBay and its products, the benefits to investors of access to the global/emerging markets fixed income asset classes, and BlueBay’s significant capabilities in that respect. In June 2011, the Trustees met twice with representatives of the Advisor and BlueBay (together, the “Advisors”) specifically to consider approval of the then-proposed Advisory Agreements for the Funds. With regard to each Fund, the Trustees determined to approve the Advisory Agreements for an initial term.

As part of their review of the Advisory Agreements, the Trustees requested and considered information regarding the advisory services to be performed by the Advisors for the Funds, the staffing and qualifications of the personnel responsible for operating and managing the Funds, the relevant experience of the Advisors, and the performance record of BlueBay in managing client assets according to similar investment strategies. The Trustees also reviewed information regarding the anticipated expense structure of the Funds and considered fees and expenses as compared to third-party sources, as well as the Advisor’s contractual agreement to subsidize Fund expenses at competitive levels. Additionally, the Trustees considered information provided at Board and Committee meetings throughout the year, including those meetings mentioned above, during which the Trustees reviewed materials related to the Funds and the then-proposed Agreements.

The Trustees focused their consideration of the Agreements mainly on reviewing the nature, quality, and extent of the services to be provided under the Agreements and, with respect to BlueBay, its experiences managing portfolios of securities similar to those held by the Funds. In connection with their deliberations, the independent Trustees were advised by their independent legal counsel with regard to the information and materials considered, the Trustees’ responsibilities with regard to the information and materials, and the Trustees’ responsibilities under relevant laws and regulations.

Based upon their review, the Trustees determined that the nature and quality of the services provided by both the Advisor and BlueBay were of a high quality and it is in the interest of the Funds and their shareholders for the Trustees to approve both the Investment Advisory Agreement and the Sub-Advisory Agreement for each Fund.

Also, during the period of this report, the Trustees met to address a then-pending corporate restructuring within the RBC organization under which the investment advisory business and operations of BlueBay Asset Management Ltd. would be transferred to a new limited liability partnership entity called BlueBay Asset Management LLP (previously defined as “BlueBay”). After evaluating the factors discussed below, the Trustees, including a majority of the Trustees who are not interested persons of the Trust, determined to approve a new investment sub-advisory agreement (the “New Agreement”) between the Advisor and BlueBay following the reorganization.

51

APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

As part of their review of the New Agreement, the Trustees requested and considered that the New Agreement contained conditions substantially identical to the original Sub-Advisory Agreement. The Trustees noted that BlueBay — following the restructuring — would have substantially identical management personnel, investment and non-investment personnel, facilities, operations, and systems as its predecessor firm prior to the restructuring. The Trustees also reviewed information prepared by the independent Trustees’ independent legal counsel that indicated the internal restructuring would not involve any change of actual control or management. In the restructuring, RBC would retain ownership and voting control of BlueBay while senior BlueBay professionals — who would continue to operate the business — would receive non-controlling ownership interests.

The Trustees also considered the information that they received when they approved the original Sub-Advisory Agreement, along with information that they received and reviewed during subsequent periodic board meetings and otherwise since the launch of the Funds. Upon review, the Trustees were satisfied with the nature and quality of services being provided by BlueBay as sub-advisor and the related fee and other provisions of the New Agreement. In connection with their deliberations, the independent Trustees were advised by their independent legal counsel with regard to the information and materials considered, the Trustees’ responsibilities with regard to the information and materials, and the Trustees’ responsibilities under relevant laws and regulations.

Based upon their review of the above-mentioned information, the terms of and compensation payable under the New Agreement, and in light of the nature and quality of the services provided for the Funds by BlueBay, the Trustees concluded that it is in the interest of the Funds and their shareholders for the Trustees to approve the New Agreement. The reorganization took place — and the New Agreement became effective — on April 2, 2012.

52

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2012.

NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE

RBC Global Asset Management, Inc. serves as investment adviser for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-BB SAR 03-12

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

             Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated

             Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer
(principal executive officer)

Date	5/23/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer
(principal executive officer)

Date	5/23/12

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Chief Financial Officer
(principal financial officer)

Date	5/23/12

* Print the name and title of each signing officer under his or her signature.